As filed with the Securities and Exchange Commission on 6/4/2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10267

ASSETMARK FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

STARR E. FROHLICH
GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-664-5345
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period: April 1, 2009 through March 31, 2010

Item 1. Reports to Stockholders.

Investment Advisor
Genworth Financial Wealth Management, Inc.

Annual Report

March 31, 2010

ASSETMARK LARGE CAP GROWTH FUND

ASSETMARK LARGE CAP VALUE FUND

ASSETMARK SMALL/MID CAP GROWTH FUND

ASSETMARK SMALL/MID CAP VALUE FUND

ASSETMARK INTERNATIONAL EQUITY FUND

ASSETMARK REAL ESTATE SECURITIES FUND

ASSETMARK TAX-EXEMPT FIXED INCOME FUND

ASSETMARK CORE PLUS FIXED INCOME FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX®
LARGE COMPANY GROWTH FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX®
LARGE COMPANY VALUE FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX®
SMALL COMPANY GROWTH FUND

ASSETMARK ENHANCED FUNDAMENTAL INDEX®
SMALL COMPANY VALUE FUND

May 17, 2010

Dear Shareholder,

Enclosed is the Annual Report for the AssetMark Funds covering the one-year period from April 1, 2009 through March 31, 2010.

For the reporting period, the broad market, as measured by the S&P 500® Index1, gained 49.8%, reflecting one of the strongest cyclical bull markets in history. The period was characterized by a two-part recovery from the extreme market low reached on March 9, 2009.

The first six months of the reporting period were characterized by a sharp, but relatively narrowly led rally from significantly oversold conditions. This phase of the rally was generally led by lower-quality equities and was considered by many analysts to be rather speculative in nature. Investors were bolstered by the government’s efforts to recapitalize some of the larger and more well-known companies hard hit by the collapse of the housing market and the ensuing global financial crisis.

As the rally progressed into the second half of the reporting period, it changed in nature. As higher-quality equities were perceived as participating in the rally, market leadership was seen in a wider range of sectors. While lower-quality equities continued to outpace the broader market, fundamentals again became a focus in determining values.

Throughout the reporting period, the S&P 500® Index saw moderate volatility, but continued to trend upward as corporate earnings were stronger than many anticipated in the latter half of 2009. January and early February of 2010 saw another retreat, but this too was short lived, as the market began rallying again and continued gaining strength through the end of the reporting period.

Market Overview

The rising market strength seen during the reporting period was broad in scope. Small-cap stocks (as measured by the Russell 2000® Index2) rose 62.8%, while large-cap stocks (as measured by the Russell 1000® Index3) gained 51.6% for the one-year period ended March 31, 2010. While past performance is not indicative of future results, this is in line with historical trends, which show that small-cap stocks tend to outperform mid- and large-caps in the first year of a cyclical bull market.

The international developed equities market (as measured by the MSCI EAFE® Index4) grew 55.2% for the one-year period ended March 31, 2010. Weakness in the U.S. dollar relative to other currencies during most of the reporting period had a significant effect on international returns, adding 10% to returns. In local currency terms, the MSCI EAFE® Index returned 45.4%, trailing the broad U.S. markets. Emerging markets (as measured by the MSCI Emerging Markets Index5) showed particular strength, gaining 81.6% for the reporting period.

The real estate market (as measured by the FTSE NAREIT Equity REIT Index6) rode the upward momentum from the market low and achieved an outstanding return of 106.7% for the year ended March 31, 2010.

Within the fixed-income markets, the last 12 months saw a reversal of the prior 12-month period, with credit-related sectors experiencing strong returns and treasuries trailing. Investors’ risk appetite came back and they sought to benefit from the opportunities that were available due to wider than normal spreads and higher yields than those being offered in money markets. High yield (as measured by the Barclays Capital U.S. Corporate High Yield Index7) returned 56.2% for the one-year period ended March 31, 2010, as compared to intermediate-term treasuries (as measured by the Barclays Capital U.S. 7-10 Year Treasury Bond Index8), which returned -3.32% for the reporting period.

The Current Economy

We believe there are many indications that the recovery that began in the latter part of 2009 continues. The economy added jobs in March 2010, reversing the recent monthly job-loss trend. Additionally, business spending is experiencing an upswing and we feel the Federal Reserve appears committed to keeping interest rates low for the time being.

But, in our opinion, there are several economic factors that may weigh on the recovery. Even with the modest job growth in March, unemployment remains very high. Household spending continues to be constrained by flat income growth and tight credit, and this will likely affect retail sales, as consumers remain cautious. Meanwhile, sales of new single-family homes in the U.S. declined a seasonally adjusted 11.2% in January, which represents the lowest sales pace since these records began being maintained in 19639.

As the market absorbs new data on the strength of the broader economy, we can expect new opportunities to emerge. We will continue to manage the AssetMark Funds in order to capture value as an integral component of your diversified asset allocation portfolio.

We appreciate the trust you and your advisor have placed in us by including the AssetMark Funds as part of your portfolio. We look forward to the rest of 2010 as we face the opportunities and navigate the challenges that lie ahead.

Sincerely,

Carrie E. Hansen
President
AssetMark Funds

[1]

The S&P 500® Index, a registered trademark of the McGraw Hill Companies, is an unmanaged basket of 500 stocks that are considered to be widely held and thus believed to be a good indicator of overall market performance. You cannot invest directly into an index.

[2]

The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

[3]

The Russell 1000® Index consists of the largest 1,000 companies in the Russell 3000® Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.

[4]

The MSCI Europe, Australia and Far East Index (MSCI EAFE®) is a free float-adjusted market capitalization Index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[5]

The MSCI Emerging Markets Index is a free float-adjusted market capitalization Index that is designed to measure equity market performance of emerging markets. As of June 2009, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

[6]

The FTSE NAREIT Equity REIT Index is a broad measure of the performance of publicly traded U.S. real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies.

[7]

The Barclays Capital U.S. Corporate High-Yield Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes emerging markets debt. The Index was created in 1986, with index history backfilled to January 1, 1983.

[8]	The Barclays Capital U.S. 7-10 Year Treasury Bond Index is market capitalization weighted and includes all of the securities that meet the Index criteria. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated Baa3 (or better) by Moody’s Investors Service or BBB- (or better) by S&P, are fixed rate, and have more than $250 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs) and state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

[9]	Sara Murray, “New Home Sales Sag to ’63 Levels”, The Wall Street Journal, February 25, 2010.

Past performance is not indicative of future results.

Investments in the Funds will fluctuate, and when redeemed may be worth more or less than originally invested.

Investors should consider the Funds’ Investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-800-238-0810.

FINRA 106982 051710

AssetMark Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Large Cap Growth Fund	48.60%	0.17%	-1.10%
Russell 1000® Growth Index	49.75%	3.42%	0.53%
Lipper Large-Cap Growth Funds Index	50.04%	2.82%	-0.18%

AssetMark Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 48.6%, trailing the Russell 1000® Growth Index at 49.8% and the Lipper Large-Cap Growth Funds Index at 50.0%.

•	Security selection was the primary driver of the underperformance, with exposures to Qualcomm, Inc., Genzyme Corp. and Gilead Sciences being the largest detractors to performance over the full year.

•

The Fund benefited from its fundamental factor exposures, specifically, securities with lower price-to-book ratios significantly contributed to returns. Additionally the Fund’s holdings of slightly larger market cap securities with higher beta and greater momentum relative to the Russell 1000® Growth Index marginally added to performance.

•	A general underweight exposure to consumer staples was a large drag on returns and dampened the benefit from fundamental factors.

Components of Portfolio Holdings*

*	Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	4.92
2	Microsoft Corp.	4.13
3	Cisco Systems, Inc.	2.88
4	Google, Inc.	2.71
5	Oracle Corp.	2.56
6	Qualcomm, Inc.	1.99
7	International Business Machines Corp.	1.95
8	Philip Morris International, Inc.	1.63
9	Amazon.com, Inc.	1.58
10	Amgen, Inc.	1.58

AssetMark Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000® VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Large Cap Value Fund	55.37%	-2.33%	0.19%
Russell 1000® Value Index	53.56%	1.05%	2.95%
Lipper Large-Cap Value Funds Index	49.73%	1.57%	1.82%

AssetMark Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 55.4%, outperforming the Russell 1000® Value Index at 53.6% and the Lipper Large-Cap Value Funds Index at 49.7%.

•

Over the period, security selection was the largest contributor to performance with positions in American Express Co., Prudential Financial Inc., and Occidental Petroleum Corp. being among the largest contributors.

•	Conversely, fundamental factor exposure detracted from the Fund’s performance, specifically exposure to securities with higher price-to-book ratios relative to the Russell 1000® Value Index.

•

While benefiting from overweight exposures to information technology, health care and consumer staples, the Fund was hurt from its underweight exposure to financials, industrials, and consumer discretionary.

Components of Portfolio Holdings*

*	Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Pfizer, Inc.	2.83
2	Apache Corp.	2.54
3	Occidental Petroleum Corp.	2.51
4	Merck & Co., Inc.	2.38
5	Johnson & Johnson	2.30
6	Microsoft Corp.	2.24
7	JPMorgan Chase & Co.	2.05
8	CVS Caremark Corporation	2.01
9	Chevron Corp.	2.00
10	Wells Fargo & Co.	1.98

AssetMark Small/Mid Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2500 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MIDCAP® GROWTH INDEX – Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation.

LIPPER SMALL-CAP GROWTH FUNDS INDEX – The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP GROWTH FUNDS INDEX – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally invest in securities that have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Small/Mid Cap Growth Fund	56.53%	2.54%	0.42%
Russell 2500 Growth Index	63.92%	4.65%	3.14%
Russell Midcap® Growth Index	63.00%	4.27%	3.32%
Lipper Small-Cap Growth Funds Index	57.45%	2.71%	1.68%
Lipper Mid-Cap Growth Funds Index	59.86%	5.64%	2.66%

AssetMark Small/Mid Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 56.5%, trailing the Russell 2500 Growth Index at 63.9%, the Lipper Mid-Cap Growth Funds Index at 59.9% and the Lipper Small-Cap Growth Funds Index at 57.5%.

•	Security selection and sector allocation were the largest drivers of the relative underperformance. The Fund also suffered with its exposure to fundamental factors.

•	Underweight exposure to health care, financials, and consumer staples in addition to owning American Superconductor, Stec, Inc., Thq, Inc., and Huron Consulting Group detracted from returns.

•	Exposure to securities with longer-term momentum and larger market capitalizations relative to the Russell 2500 Growth Index were detrimental to the Fund’s returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	TransDigm Group, Inc.	2.20
2	Roper Industries, Inc.	1.97
3	Polycom, Inc.	1.97
4	MSCI, Inc.	1.81
5	Affiliated Managers Group	1.64
6	VCA Antech, Inc.	1.58
7	Dendreon Corp.	1.36
8	Alliance Data Systems Corp.	1.27
9	Flowserve Corp.	1.20
10	DeVry, Inc.	1.17

AssetMark Small/Mid Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2500 VALUE INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MIDCAP® VALUE INDEX – Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The Russell 1000® Value Index contains those securities in the Russell 1000® Index with a less-than-average growth orientation.

LIPPER SMALL-CAP VALUE FUNDS INDEX – The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP VALUE FUNDS INDEX – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Small/Mid Cap Value Fund	66.39%	0.32%	4.17%
Russell 2500 Value Index	67.17%	3.14%	7.26%
Russell Midcap® Value Index	72.41%	3.71%	7.27%
Lipper Small-Cap Value Funds Index	69.02%	3.65%	7.52%
Lipper Mid-Cap Value Funds Index	67.38%	3.58%	6.23%

AssetMark Small/Mid Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 66.4%, trailing the Russell 2500 Value Index at 67.2%, the Lipper Mid-Cap Value Funds Index at 67.4% and the Lipper Small-Cap Value Funds Index at 69.0%.

• While benefiting from strong stock selection, the Fund’s returns were dampened from its sector exposure and fundamental factor exposure.

• Strong stock selection benefited performance as holdings of Oneok, Inc., Sothebys Holdings, Inc. and Solutia, Inc. rebounded from their lows.

•

Underweight exposure to consumer discretionary, health care and consumer staples, in addition to exposure to stocks with higher price-to-book ratios and larger market capitalizations relative to the Russell 2500 Value Index, detracted from returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Plum Creek Timber Co., Inc.	1.79
2	White Mountains Insurance Group Ltd.	1.72
3	Denbury Resources, Inc.	1.71
4	Schnitzer Steel Industries, Inc.	1.64
5	Leucadia National Corp.	1.64
6	Foot Locker, Inc.	1.58
7	Avnet, Inc.	1.55
8	CenturyTel, Inc.	1.49
9	Hudson City Bancorp	1.49
10	Vail Resorts, Inc.	1.45

AssetMark International Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

MSCI EAFE® INDEX – The MSCI Europe, Australia and Far East Index (MSCI EAFE®) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed countries, excluding the US & Canada.

LIPPER INTERNATIONAL FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “international” mutual funds, as categorized by Lipper Inc. These funds invest assets in securities with primary trading markets outside of the United States.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark International Equity Fund	41.68%	0.44%	2.48%
MSCI EAFE® Index	55.20%	4.24%	5.54%
Lipper International Funds Index	57.29%	5.28%	5.94%

AssetMark International Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 41.7%, trailing the MSCI EAFE® Index at 55.2% and the Lipper International Funds Index at 57.3%.

•

The largest driver of the lagging returns was exposure to fundamental factors. A bias towards securities with lower momentum, higher price-to-book ratios, larger market capitalization and lower volatility contributed to the significant underperformance.

•

Regional and country positioning dampened performance due to the Fund’s underweight exposure to Europe and Asia Pacific ex-Japan. Within Europe, underweight exposure to the UK and Sweden hurt returns as did an underweight exposure to Australia.

•

Overweight exposure to more defensive sectors such as telecom and health care hurt returns, as did the large underweight exposure to materials. Owning Japanese stocks, including Toyota Motors Corp. and Sumitomo Mitsui Financial, also dampened returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets

1	BP Plc	3.37
2	Novartis AG	2.14
3	Unilever Plc	2.05
4	Banco Santander Central Hispano, SA	1.99
5	GlaxoSmithKline Plc	1.98
6	Royal Dutch Shell Plc	1.98
7	France Telecom SA	1.94
8	Total SA	1.85
9	Carrefour SA	1.82
10	Canon, Inc.	1.79

AssetMark Real Estate Securities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

DOW JONES U.S. SELECT REIT INDEX – The Dow Jones U.S. Select REIT Index (formerly known as the Dow Jones Wilshire REIT Index) measures U.S. publicly traded Real Estate Investment Trusts. The Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and that derive a minimum of 75% of revenue from stated operations. The Index is composed of 93 common stocks, selected for their market capitalization, source of revenue, and liquidity.

FTSE NATIONAL ASSOCIATION OF REITs EQUITY INDEX – The FTSE National Association of REITs Equity Index is an unmanaged index that measures the performance of all publicly traded real estate investment trusts traded on U.S. exchanges. The Fund is discontinuing the use of the Dow Jones U.S. Select REIT Index as the primary index and replacing it with the FTSE National Association of REITs Equity Index in future reports. The Fund believes that use of the FTSE National Association of REITs Equity Index provides a better comparative benchmark than the Dow Jones U.S. Select REIT Index since it is more representative of the universe of securities available for selection and is a broader index representative of the holdings of the Fund.

LIPPER REAL ESTATE FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “real estate” mutual funds, as categorized by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Real Estate Securities Fund	100.30%	0.80%	6.94%
Dow Jones U.S. Select REIT Index	113.71%	3.40%	8.89%
FTSE National Association of REITs Equity Index	106.68%	3.80%	9.11%
Lipper Real Estate Funds Index	98.68%	2.86%	8.66%

AssetMark Real Estate Securities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 100.3%, trailing the FTSE NAREIT Equity REIT Index at 106.7% but outperforming the Lipper Real Estate Funds Index at 98.7%.

•	Owning mall operators Simon Property Group, Inc. and Macerich Co., in addition to hotel company Host Hotels & Resorts, Inc., contributed to performance over the period.

•	Exposure to stocks with higher price-to-book ratios relative to the FTSE NAREIT Equity REIT Index detracted from performance as did exposure to larger market capitalizations.

•	On Feb. 17, 2010, Duff & Phelps became the sole sub-advisor on the Fund as Adelante was removed due to the small asset base and preference for broader REIT exposure.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

		% of Net
Rank	Security/Holding	Assets

1	Simon Property Group, Inc.	9.93
2	Equity Residential	5.95
3	Public Storage, Inc.	5.39
4	Vornado Realty Trust	5.28
5	Host Hotels & Resorts, Inc.	4.74
6	Boston Properties, Inc.	4.56
7	HCP, Inc.	4.22
8	Digital Realty Trust, Inc.	4.00
9	Ventas, Inc.	3.53
10	Kimco Realty Corp.	3.33

AssetMark Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND INDEX – The Barclays Capital U.S. Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a date after December 31, 1990, and must be at least one year from their maturity date.

LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS INDEX – The Lipper Intermediate Municipal Bond Funds Index is an index of portfolios that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Tax-Exempt Fixed Income Fund	10.06%	3.05%	3.46%
Barclays Capital U.S. Municipal Bond Index	9.69%	4.58%	5.07%
Lipper Intermediate Municipal Bond Funds Index	8.58%	3.90%	4.10%

AssetMark Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 10.1%, outperforming the Barclays Capital U.S. Municipal Bond Index at 9.7% and the Lipper Intermediate Municipal Bond Funds Index at 8.6%.

•	Security selection was a large driver of returns for the Fund. The Fund benefited from its exposure to lower quality credit as investors sought higher yielding bonds.

•	Exposure to longer dated maturities generally benefited performance as the municipal yield curve steepened over the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Golden West Schools Funding Authority,
	Refunding, GO, AMBAC Insured, 5.500%, 08/01/2019	1.72
2	St. Clair County High School District No. 203,
	Series A, GO, AMBAC Insured, 5.750%, 12/01/2026	1.70
3	Eastern Municipal Power Agency, Series B,
	Refunding Revenue Bond, FGIC Insured, 6.000%, 01/01/2022	1.49
4	Illinois State Toll Highway Authority, Series A,
	Revenue Bond, FSA Insured, 5.000%, 01/01/2026	1.48
5	Chicago, GO, 5.000%, 12/01/2024	1.37
6	North East Independent School District,
	GO, 5.250%, 02/01/2027	1.20
7	San Antonio Electric & Gas, Refunding,
	Revenue Bond, 5.375%, 02/01/2015	1.18
8	Maryland, Refunding, GO, 5.000%, 03/01/2021	1.18
9	Indiana State Finance Authority, Series A, Refunding,
	Revenue Bond, 5.000%, 02/01/2021	1.16
10	Connecticut Health & Educational Facilities Authority,
	Series A, Refunding, Revenue Bond, 5.000%, 07/01/2025	1.13

AssetMark Core Plus Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX – An unmanaged index which measures the performance of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Barclays Capital U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS INDEX – The Lipper Intermediate Investment-Grade Debt Funds Index is an index of portfolios that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Five Year	Since Inception (6/29/01)

AssetMark Core Plus Fixed Income Fund	19.21%	4.37%	4.79%
Barclays Capital U.S. Aggregate Bond Index	7.69%	5.44%	5.71%
Lipper Intermediate Investment-Grade Debt Funds Index	16.91%	4.87%	5.29%

AssetMark Core Plus Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 19.2%, outperforming the Barclays Capital U.S. Aggregate Bond Index at 7.7% and the Lipper Intermediate Investment-Grade Debt Funds Index at 16.9%.

•	Overweight exposure to spread sectors and significantly underweight exposure to treasuries were the primary drivers of the outperformance over the period.

•	As risk appetite returned to the market and investors sought yield, overweight exposure to high yield and non-agency MBS benefited performance.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 2.500%, 03/31/2015	1.47
2	New Valley Generation Series 2001-1, 5.572%, 05/01/2020	1.41
3	Federal National Mortgage Association Pool# TBA,
	6.000%, 05/15/2037	1.36
4	U.S. Treasury Note, 2.750%, 11/30/2016	1.22
5	Federal National Mortgage Association Pool# 735224,
	5.500%, 02/01/2035	1.14
6	U.S. Treasury Note, 3.625%, 02/15/2020	1.11
7	U.S. Treasury Note, 0.875%, 04/15/2010	1.11
8	U.S. Treasury Bond, 4.500%, 08/15/2039	1.00
9	Federal National Mortgage Association Pool# TBA,
	6.500%, 05/01/2029	0.99
10	Federal National Mortgage Association Pool# TBA,
	5.500%, 04/01/2039	0.98

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental Index® Large Company Growth Fund	46.70%	-1.94%
Russell 1000® Growth Index	49.75%	-2.79%
Lipper Large-Cap Growth Funds Index	50.04%	-3.41%

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 46.7%, underperforming the Russell 1000® Growth Index at 49.8% and the Lipper Large-Cap Growth Funds Index at 50.0%.

•

Sector exposures were the largest drag on returns, specifically, underweight exposure to technology, the best performing sector within the Russell 1000® Growth Index, was the primary driver of the relative underperformance.

•	Security positioning was also detrimental to returns, with the biggest detractors being energy holdings, Exxon Mobil Corp. and Chevron Corp.

•

Fundamental factor exposure contributed positively to returns and the Fund benefited from exposure to securities with lower price-to-book ratio and lower long-term momentum relative to the Russell 1000® Growth Index.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Microsoft Corp.	3.44
2	AT&T, Inc.	2.76
3	Johnson & Johnson	2.35
4	Procter & Gamble Co.	2.03
5	Google, Inc.	2.00
6	International Business Machines Corp.	1.95
7	Apple, Inc.	1.87
8	Pfizer, Inc.	1.78
9	Cisco Systems, Inc.	1.59
10	Intel Corp.	1.56

AssetMark Enhanced Fundamental Index® Large Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000® VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental Index® Large Company Value Fund	78.09%	-7.77%
Russell 1000® Value Index	53.56%	-8.12%
Lipper Large-Cap Value Funds Index	49.73%	-6.69%

AssetMark Enhanced Fundamental Index® Large Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 78.1%, outperforming the Russell 1000® Value Index at 53.6% and the Lipper Large-Cap Value Funds Index at 49.7%.

•

Fundamental factors were the largest driver of returns with exposure to securities with lower price-to-book ratios, lower long-term momentum and smaller market capitalization relative to the Russell 1000® Value Index being the most significant contributors for the period.

•

Security positioning contributed to performance as holdings of Avis Budget Group, Ford Motor Co. and Dow Chemicals Co. proved positive. The Fund had larger active exposure to some of the most depressed securities which rebounded from their lows.

•

Sector allocation was also positive and benefited returns overall with overweight exposure to consumer discretionary and underweight exposure to financials. An underweight exposure to energy dampened absolute returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Exxon Mobil Corp.	6.46
2	Wal-Mart Stores, Inc.	3.77
3	Chevron Corp.	2.81
4	General Electric Co.	2.77
5	Bank of America Corporation	1.92
6	Verizon Communications, Inc.	1.75
7	ConocoPhillips	1.61
8	Citigroup, Inc.	1.22
9	Home Depot, Inc.	0.98
10	Altria Group, Inc.	0.97

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2000® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP GROWTH FUNDS INDEX – The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental Index® Small Company Growth Fund	75.60%	0.91%
Russell 2000® Growth Index	60.32%	-4.09%
Lipper Small-Cap Growth Funds Index	57.45%	-5.87%

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 75.6%, outperforming the Russell 2000® Growth Index at 60.3% and the Lipper Small-Cap Growth Funds Index at 57.5%.

•

Fundamental factors were the largest driver of returns with exposure to securities with lower long-term momentum and lower price-to-book ratios relative to the Russell 2000® Growth Index being the most significant contributors for the period.

•

Security positioning benefited returns, with positions in Sunrise Senior Living and Alpha Natural Resources being the strongest contributors. Securities more levered to consumer spending including Priceline.com and Bare Escentuals, Inc. also benefited returns.

•	Overweight exposure to financials and industrials were beneficial to returns over the period while an underweight exposure to health care and information technology dampened returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	First Solar, Inc.	0.97
2	Mead Johnson Nutrition Co.	0.91
3	Intuitive Surgical, Inc.	0.81
4	Mettler-Toledo International, Inc.	0.66
5	Delphi Financial Group, Inc.	0.66
6	Salesforce.com, Inc.	0.64
7	Priceline.com, Inc.	0.58
8	Waters Corp.	0.56
9	TrustCo Bank Corp.	0.54
10	Potlatch Corp.	0.49

AssetMark Enhanced Fundamental Index® Small Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2000® VALUE INDEX – An unmanaged index which measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP VALUE FUNDS INDEX – The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception (8/9/07)

AssetMark Enhanced Fundamental Index® Small Company Value Fund	100.24%	-6.18%
Russell 2000® Value Index	65.07%	-3.96%
Lipper Small-Cap Value Funds Index	69.02%	-2.48%

AssetMark Enhanced Fundamental Index® Small Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2010, the Fund returned 100.2%, outperforming the Russell 2000® Value Index at 65.1% and the Lipper Small-Cap Value Funds Index at 69.0%.

•

Fundamental factors were the largest driver of returns with exposure to securities with lower price-to-book ratios, lower long-term momentum and smaller market capitalization relative to the Russell 2000® Value Index being the most significant contributors for the period.

•

Security positioning within the media and communications industries benefited performance as these securities rebounded from their significant low. Valasis Communication, Radion On, Inc. and Media General, Inc. were among the largest contributors to performance.

•	Sector allocation was also positive and benefited returns overall with a large overweight exposure to consumer discretionary. An underweight exposure to financials dampened absolute returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Quiksilver, Inc.	0.60
2	Resources Connection, Inc.	0.53
3	Arkansas Best Corp.	0.53
4	Mine Safety Appliances Co.	0.49
5	USA Mobility, Inc.	0.48
6	Harleysville Group, Inc.	0.46
7	Weight Watchers International, Inc.	0.44
8	The PMI Group, Inc.	0.44
9	HSN, Inc.	0.44
10	Tractor Supply Co.	0.43

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
March 31, 2010

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example is based on an investment of $1,000 invested at the beginning of a six month period and held for the entire period (October 1, 2009 – March 31, 2010) for the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index® Large Company Growth Fund, AssetMark Enhanced Fundamental Index® Large Company Value Fund, AssetMark Enhanced Fundamental Index® Small Company Growth Fund and AssetMark Enhanced Fundamental Index® Small Company Value Fund.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2010

		Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Annualized Expense Ratio[1] based on the period October 1, 2009 – March 31, 2010	Expenses Paid During Period[2] October 1, 2009 – March 31, 2010

AssetMark Large Cap	Actual	$1,000.00	$1,120.50	1.44%	$7.61
Growth Fund	Hypothetical[3]	$1,000.00	$1,017.75	1.44%	$7.24

AssetMark Large Cap	Actual	$1,000.00	$1,122.00	1.43%	$7.57
Value Fund	Hypothetical[3]	$1,000.00	$1,017.80	1.43%	$7.19

AssetMark Small/Mid Cap	Actual	$1,000.00	$1,155.10	1.67%	$8.97
Growth Fund	Hypothetical[3]	$1,000.00	$1,016.60	1.67%	$8.40

AssetMark Small/Mid Cap	Actual	$1,000.00	$1,149.60	1.72%	$9.22
Value Fund	Hypothetical[3]	$1,000.00	$1,016.36	1.72%	$8.65

AssetMark International	Actual	$1,000.00	$996.10	1.48%	$7.37
Equity Fund	Hypothetical[3]	$1,000.00	$1,017.55	1.48%	$7.44

AssetMark Real Estate	Actual	$1,000.00	$1,196.70	1.55%	$8.49
Securities Fund	Hypothetical[3]	$1,000.00	$1,017.20	1.55%	$7.80

AssetMark Tax-Exempt	Actual	$1,000.00	$1,000.20	1.29%	$6.43
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.50	1.29%	$6.49

AssetMark Core Plus	Actual	$1,000.00	$1,044.40	1.28%	$6.52
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.55	1.28%	$6.44

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,111.60	1.23%	$6.48
Index® Large Company Growth Fund	Hypothetical[3]	$1,000.00	$1,018.80	1.23%	$6.19

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,136.40	1.27%	$6.76
Index® Large Company Value Fund	Hypothetical[3]	$1,000.00	$1,018.60	1.27%	$6.39

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,129.30	1.32%	$7.01
Index® Small Company Growth Fund	Hypothetical[3]	$1,000.00	$1,018.35	1.32%	$6.64

AssetMark Enhanced Fundamental	Actual	$1,000.00	$1,137.60	1.47%	$7.83
Index® Small Company Value Fund	Hypothetical[3]	$1,000.00	$1,017.60	1.47%	$7.39

[1]					The expense ratio excludes the securities lending credit.

[2]					Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

[3]					5% return before expenses.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 100.71%
	Aerospace & Defense - 4.02%
24,800	General Dynamics Corp.	$1,914,560
20,700	Honeywell International, Inc.	937,089
19,520	Precision Castparts Corp. (b)	2,473,379
41,200	United Technologies Corp.	3,032,732

		8,357,760

	Air Freight & Logistics - 0.40%
10,520	Expeditors International of
	Washington	388,398
7,000	United Parcel Service, Inc.	450,870

		839,268

	Airlines - 0.22%
31,900	Delta Air Lines, Inc. (a)	465,421

	Beverages - 2.80%
17,400	The Coca-Cola Company	957,000
31,100	Dr Pepper Snapple Group, Inc.	1,093,787
12,000	Molson Coors Brewing Co.	504,720
49,350	Pepsico, Inc.	3,264,996

		5,820,503

	Biotechnology - 3.79%
8,350	Alexion Pharmaceuticals, Inc. (a)	453,989
54,910	Amgen, Inc. (a)	3,281,422
19,080	Celgene Corp. (a)	1,182,197
58,790	Gilead Sciences, Inc. (a)	2,673,769
7,280	Vertex Pharmaceuticals, Inc. (a)	297,534

		7,888,911

	Capital Markets - 3.75%
25,400	Ameriprise Financial, Inc.	1,152,144
4,830	BlackRock, Inc.	1,051,781
27,900	The Charles Schwab Corp.	521,451
10,580	Franklin Resources, Inc.	1,173,322
14,910	Goldman Sachs Group, Inc.	2,544,093
23,700	Morgan Stanley	694,173
12,000	Northern Trust Corp. (b)	663,120

		7,800,084

	Chemicals - 1.40%
6,420	FMC Corp. (b)	388,667
9,200	Monsanto Co.	657,064
17,900	Mosaic Co.	1,087,783
9,460	Praxair, Inc.	785,180

		2,918,694

Number of Shares		Value

	Commercial Banks - 1.47%
97,900	Wells Fargo & Co.	$3,046,648

	Commercial Services & Supplies - 0.25%
9,700	Stericycle, Inc. (a)(b)	528,650

	Communications Equipment - 5.31%
229,840	Cisco Systems, Inc. (a)	5,982,735
16,360	Juniper Networks, Inc. (a)(b)	501,925
98,350	Qualcomm, Inc.	4,129,716
5,890	Research In Motion Ltd. (a)(b)	435,566

		11,049,942

	Computers & Peripherals - 9.38%
43,520	Apple, Inc. (a)	10,224,153
75,600	Dell, Inc. (a)	1,134,756
54,820	EMC Corp. (a)	988,953
31,400	Hewlett Packard Co.	1,668,910
31,580	International Business
	Machines Corp. (b)	4,050,135
14,700	NetApp, Inc. (a)	478,632
52,400	Seagate Technology (a)	956,824

		19,502,363

	Construction Materials - 0.08%
3,500	Vulcan Materials Co. (b)	165,340

	Diversified Consumer Services - 0.37%
6,800	ITT Educational Services, Inc. (a)	764,864

	Diversified Financial Services - 0.64%
7,150	IntercontinentalExchange, Inc. (a)	802,087
11,680	JPMorgan Chase & Co.	522,680

		1,324,767

	Electric Utilities - 0.74%
39,980	AES Corp. (a)	439,780
13,600	Entergy Corp.	1,106,360

		1,546,140

	Electrical Equipment - 0.73%
20,270	ABB Ltd. - ADR (b)	442,697
10,400	AMETEK, Inc.	431,184
12,800	Emerson Electric Co. (b)	644,352

		1,518,233

	Electronic Equipment & Instruments - 0.25%
17,100	Avnet, Inc. (a)	513,000

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Energy Equipment & Services - 2.87%
19,650	Cameron International Corp. (a)(b)	$842,199
27,910	Halliburton Co.	840,928
50,800	Nabors Industries Ltd. (a)(b)	997,204
51,500	National-Oilwell Varco, Inc.	2,089,870
18,900	Schlumberger Ltd.	1,199,394

		5,969,595

	Food & Staples Retailing - 2.65%
42,400	CVS Caremark Corporation	1,550,144
27,000	Walgreen Co.	1,001,430
53,070	Wal-Mart Stores, Inc.	2,950,692

		5,502,266

	Food Products - 1.21%
36,400	Archer Daniels Midland Co.	1,051,960
7,740	General Mills, Inc.	547,915
21,900	Hormel Foods Corp.	920,019

		2,519,894

	Health Care Equipment & Supplies - 3.18%
31,600	Dentsply International, Inc. (b)	1,101,260
57,060	Medtronic, Inc.	2,569,412
35,200	St. Jude Medical, Inc. (a)	1,444,960
19,700	Stryker Corp.	1,127,234
6,500	Varian Medical Systems, Inc. (a)	359,645

		6,602,511

	Health Care Providers & Services - 2.60%
20,400	Aetna, Inc.	716,244
8,040	Express Scripts, Inc. (a)	818,150
6,600	Laboratory Corporation of America
	Holdings (a)(b)	499,686
13,200	Mckesson Corp.	867,504
52,900	Unitedhealth Group, Inc.	1,728,243
12,100	Wellpoint, Inc. (a)	778,998

		5,408,825

	Hotels, Restaurants & Leisure - 1.63%
14,580	Carnival Corp.	566,871
16,100	Darden Restaurants, Inc.	717,094
13,700	Marriott International, Inc.	431,824
12,470	McDonald’s Corp.	831,998
33,100	Wyndham Worldwide Corp.	851,663

		3,399,450

Number of Shares		Value

	Household Products - 2.17%
7,420	Church & Dwight, Inc.	$496,769
9,820	Colgate Palmolive Co.	837,253
26,100	Kimberly Clark Corp.	1,641,168
24,350	Procter & Gamble Co.	1,540,625

		4,515,815

	Industrial Conglomerates - 1.62%
33,740	3M Co.	2,819,652
30,300	General Electric Co.	551,460

		3,371,112

	Insurance - 1.00%
11,850	Aflac, Inc.	643,336
28,500	Hartford Financial
	Services Group, Inc.	809,970
10,300	Prudential Financial, Inc.	623,150

		2,076,456

	Internet & Catalog Retail - 1.83%
24,210	Amazon.com, Inc. (a)(b)	3,286,023
7,000	Netflix, Inc. (a)(b)	516,180

		3,802,203

	Internet Software & Services - 3.76%
49,800	Ebay, Inc. (a)	1,342,110
9,920	Google, Inc. (a)(b)	5,624,739
2,500	Sohu.com, Inc. (a)(b)	136,500
27,200	Verisign, Inc. (a)	707,472

		7,810,821

	IT Services - 2.57%
21,700	Accenture Plc	910,315
12,530	Cognizant Technology
	Solutions Corp. (a)	638,780
5,260	Mastercard, Inc. (b)	1,336,040
16,440	Visa, Inc.	1,496,533
56,300	The Western Union Co.	954,848

		5,336,516

	Life Sciences Tools & Services - 0.50%
15,640	QIAGEN N.V. (a)(b)	359,564
13,200	Thermo Fisher Scientific, Inc. (a)	679,008

		1,038,572

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Machinery - 3.42%
17,800	Caterpillar, Inc.	$1,118,730
15,140	Cummins, Inc.	937,923
8,700	Danaher Corp.	695,217
21,550	Deere & Co. (b)	1,281,363
46,485	Dover Corp.	2,173,174
13,900	Parker Hannifin Corp.	899,886

		7,106,293

	Media - 1.68%
18,100	DIRECTV (a)	611,961
11,030	DreamWorks Animation
	SKG, Inc. (a)	434,472
13,000	Omnicom Group, Inc.	504,530
16,700	Scripps Networks Interactive, Inc.	740,645
18,140	Time Warner, Inc.	567,238
18,050	The Walt Disney Co. (b)	630,125

		3,488,971

	Metals & Mining - 1.29%
25,460	Freeport-McMoran
	Copper & Gold, Inc.	2,126,929
6,060	Walter Energy, Inc.	559,156

		2,686,085

	Multiline Retail - 2.08%
30,700	Big Lots, Inc. (a)	1,118,094
10,060	Kohls Corp. (a)	551,087
38,300	Nordstrom, Inc. (b)	1,564,555
20,770	Target Corp.	1,092,502

		4,326,238

	Oil & Gas - 2.25%
12,000	Apache Corp.	1,218,000
19,175	Hess Corp.	1,199,396
12,300	Occidental Petroleum Corp.	1,039,842
14,700	Peabody Energy Corp.	671,790
28,300	Valero Energy Corp.	557,510

		4,686,538

	Personal Products - 0.23%
14,030	Avon Products, Inc.	475,196

Number of Shares		Value

	Pharmaceuticals - 6.02%
59,590	Abbott Laboratories	$3,139,201
6,830	Allergan, Inc.	446,136
25,200	Forest Labs, Inc. (a)	790,272
8,400	Genzyme Corp. (a)	435,372
11,600	Johnson & Johnson	756,320
45,810	Eli Lilly & Co.	1,659,238
71,569	Merck & Co., Inc.	2,673,102
18,000	Mylan Laboratories, Inc. (a)(b)	408,780
8,060	Shire PLC - ADR (b)	531,638
26,530	Teva Pharmaceutical
	Industries, Ltd. - ADR	1,673,512

		12,513,571

	Professional Services - 0.39%
14,195	Manpower, Inc.	810,818

	Road & Rail - 1.25%
11,580	CSX Corp. (b)	589,422
33,100	J.B. Hunt Transport Services, Inc.	1,187,628
11,100	Union Pacific Corp.	813,630

		2,590,680

	Semiconductor & Semiconductor
	Equipment - 3.41%
13,690	Broadcom Corp.	454,234
60,160	Intel Corp.	1,339,162
20,400	Linear Technology Corp. (b)	576,912
39,990	Marvell Technology Group Ltd. (a)	814,996
43,800	Maxim Integrated Products, Inc.	849,282
17,890	NVIDIA Corp. (a)(b)	310,928
128,900	ON Semiconductor Corp. (a)(b)	1,031,200
69,700	Texas Instruments, Inc.	1,705,559

		7,082,273

	Software - 7.90%
69,700	Activision Blizzard, Inc.	840,582
21,960	Adobe Systems, Inc. (a)	776,725
15,780	Check Point Software
	Technologies Ltd. (a)(b)	553,247
7,280	Citrix Systems, Inc. (a)(b)	345,582
293,340	Microsoft Corp.	8,586,062
207,580	Oracle Corp.	5,332,730

		16,434,928

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Specialty Retail - 3.37%
25,900	Best Buy Co., Inc.	$1,101,786
83,300	The Gap, Inc.	1,925,063
24,800	Limited Brands, Inc. (b)	610,576
48,700	Lowe’s Companies, Inc.	1,180,488
87,900	Office Depot, Inc. (a)	701,442
17,300	Ross Stores, Inc.	925,031
11,650	Tiffany & Co.	553,259

		6,997,645

	Textiles, Apparel & Luxury Goods - 0.94%
17,150	Nike, Inc. (b)	1,260,525
8,700	VF Corp.	697,305

		1,957,830

	Tobacco - 2.86%
125,100	Altria Group, Inc.	2,567,052
64,990	Philip Morris International, Inc.	3,389,878

		5,956,930

	Wireless Telecommunication Services - 0.43%
20,970	American Tower Corp. (a)(b)	893,532
	Total Common Stocks
	(Cost $164,809,641)	209,412,152

	MANAGEMENT INVESTMENT
	COMPANIES - 0.42%
	Exchange Traded Fund - 0.42%
16,700	iShares Russell 1000 Growth
	Index Fund	867,565

	Total Management Investment
	Companies (Cost $841,493)	867,565

	SHORT TERM INVESTMENTS - 1.51%
	Money Market Funds - 1.51%
3,131,418	Federated Prime Obligations Fund
	Effective Yield, 0.11%	3,131,418

	Total Short Term Investments
	(Cost $3,131,418)	3,131,418

Principal Amount		Value

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 13.30%
	Corporate Paydown Securities - 3.27%
$5,699,000	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/11 (c)	$3,522,631
6,526,035	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/11 (c)	3,277,003

	Total Corporate Paydown Securities
	(Cost $12,225,035)	6,799,634

Number of Shares

	Money Market Funds - 10.03%
20,861,263	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	20,861,263
113,979	Reserve Primary Fund (c)	—

	Total Money Market Funds
	(Cost $20,975,242)	20,861,263

Principal Amount

	Cash - 0.00%
$6,079	Cash	6,079

	Total Cash (Cost $6,079)	6,079

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $33,206,356)	27,666,976

	Total Investments
	(Cost $201,988,908) - 115.94%	241,078,111
	Liabilities in Excess of Other
	Assets - (15.94)%	(33,149,888)

	TOTAL NET ASSETS - 100.00%	$207,928,223

Percentages are stated as a percent of net assets. ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	As of March 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $6,799,634 which represent 3.27% of total net assets.

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 96.79%
	Aerospace & Defense - 2.80%
44,600	Northrop Grumman Corp. (b)	$2,924,422
13,990	Raytheon Co. (b)	799,109
25,865	United Technologies Corp.	1,903,923

		5,627,454

	Air Freight & Logistics - 0.69%
11,100	FedEx Corp. (b)	1,036,740
5,260	United Parcel Service, Inc.	338,797

		1,375,537

	Auto Components - 0.50%
30,400	Johnson Controls, Inc.	1,002,896

	Automobiles - 0.37%
26,320	Harley Davidson, Inc. (b)	738,802

	Beverages - 1.84%
7,420	The Coca-Cola Company	408,100
11,620	Diageo PLC - ADR	783,769
21,100	Molson Coors Brewing Co.	887,466
24,495	Pepsico, Inc.	1,620,589

		3,699,924

	Capital Markets - 2.68%
11,960	Ameriprise Financial, Inc.	542,505
71,460	The Bank of New York
	Mellon Corp.	2,206,685
5,800	Goldman Sachs Group, Inc.	989,654
28,400	Morgan Stanley	831,836
18,000	State Street Corp.	812,520

		5,383,200

	Chemicals - 0.66%
3,960	Monsanto Co.	282,823
15,900	PPG Industries, Inc.	1,039,860

		1,322,683

	Commercial Banks - 2.68%
31,205	Suntrust Banks, Inc. (b)	835,982
21,355	U.S. Bancorp	552,667
127,890	Wells Fargo & Co.	3,979,937

		5,368,586

	Commercial Services & Supplies - 0.49%
36,045	Iron Mountain, Inc. (a)	987,633

	Communications Equipment - 0.26%
20,305	Cisco Systems, Inc. (a)	528,539

Number of Shares		Value

	Computers & Peripherals - 2.41%
56,280	Dell, Inc. (a)	$844,763
37,310	Hewlett Packard Co.	1,983,026
15,700	International Business
	Machines Corp.	2,013,525

		4,841,314

	Construction & Engineering - 0.27%
11,690	Fluor Corp.	543,702

	Construction Materials - 0.16%
6,841	Vulcan Materials Co. (b)	323,169

	Consumer Finance - 1.28%
62,330	American Express Co.	2,571,736

	Containers & Packaging - 0.57%
53,850	Sealed Air Corp.	1,135,158

	Diversified Financial Services - 2.80%
57,400	Bank of America Corporation	1,024,590
91,763	JPMorgan Chase & Co.	4,106,394
16,100	Moodys Corp. (b)	478,975

		5,609,959

	Diversified Telecommunication Services - 3.42%
112,600	AT&T, Inc. (b)	2,909,584
57,400	CenturyTel, Inc. (b)	2,035,404
61,700	Verizon Communications, Inc.	1,913,934

		6,858,922

	Electric Utilities - 1.49%
87,700	Edison International (b)	2,996,709

	Electrical Equipment - 0.52%
20,600	Emerson Electric Co. (b)	1,037,004

	Electronic Equipment & Instruments - 0.41%
24,180	Agilent Technologies, Inc. (a)	831,550

	Energy Equipment & Services - 2.50%
33,600	Diamond Offshore Drilling, Inc. (b)	2,984,016
32,500	Halliburton Co.	979,225
12,162	Transocean Ltd. (a)	1,050,554

		5,013,795

	Food & Staples Retailing - 5.39%
44,230	Costco Wholesale Corp.	2,640,973
110,187	CVS Caremark Corporation	4,028,437
79,900	Safeway, Inc. (b)	1,986,314
36,965	SYSCO Corp.	1,090,468
19,275	Wal-Mart Stores, Inc.	1,071,690

		10,817,882

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Food Products - 2.01%
119,700	Conagra Foods, Inc.	$3,000,879
14,600	General Mills, Inc.	1,033,534

		4,034,413

	Health Care Equipment & Supplies - 2.31%
18,280	Baxter International, Inc.	1,063,896
7,270	Becton Dickinson & Co.	572,367
6,025	CareFusion Corp. (a)	159,241
62,950	Medtronic, Inc.	2,834,638

		4,630,142

	Health Care Providers & Services - 2.42%
63,780	Cardinal Health, Inc.	2,297,994
29,500	CIGNA Corp.	1,079,110
4,000	Express Scripts, Inc. (a)	407,040
32,900	UnitedHealth Group, Inc.	1,074,843

		4,858,987

	Hotels, Restaurants & Leisure - 1.04%
31,165	McDonald’s Corp.	2,079,329

	Household Durables - 0.53%
22,000	Fortune Brands, Inc.	1,067,220

	Household Products - 2.86%
49,690	Kimberly Clark Corp.	3,124,507
41,405	Procter & Gamble Co.	2,619,695

		5,744,202

	Industrial Conglomerates - 0.98%
19,255	3M Co.	1,609,140
9,212	Tyco International Ltd.	352,359

		1,961,499

	Insurance - 10.03%
78,990	Allstate Corp.	2,552,167
35,160	Berkshire Hathaway, Inc. (a)	2,857,453
67,880	Loews Corp.	2,530,566
74,995	Marsh & McLennan Cos., Inc.	1,831,378
46,200	Metlife, Inc.	2,002,308
71,050	Progressive Corp.	1,356,344
54,075	Prudential Financial, Inc.	3,271,538
12,511	Transatlantic Holdings, Inc.	660,581
56,685	Travelers Companies, Inc. (b)	3,057,589

		20,119,924

Number of Shares		Value

	Internet Software & Services - 0.26%
930	Google, Inc. (a)	$527,319

	IT Services - 0.23%
7,060	Alliance Data Systems Corp. (a)(b)	451,769

	Machinery - 1.62%
22,895	Dover Corp.	1,070,341
23,220	Illinois Tool Works, Inc.	1,099,699
16,690	Parker Hannifin Corp.	1,080,511

		3,250,551

	Media - 2.78%
67,600	CBS Corp. (b)	942,344
17,600	Grupo Televisa, SA - ADR (b)	369,952
49,390	News Corporation	711,710
95,000	Time Warner, Inc.	2,970,650
16,690	The Walt Disney Co. (b)	582,648

		5,577,304

	Metals & Mining - 1.03%
12,000	Freeport-McMoran Copper &
	Gold, Inc.	1,002,480
23,400	Nucor Corp. (b)	1,061,892

		2,064,372

	Multi-Utilities - 1.20%
58,365	Dominion Resources, Inc.	2,399,385

	Office Electronics - 0.96%
197,800	Xerox Corp.	1,928,550

	Oil & Gas - 16.57%
29,770	Anadarko Petroleum Corp.	2,168,149
50,245	Apache Corp.	5,099,868
18,820	Canadian Natural Resource Ltd.	1,393,433
75,900	Chesapeake Energy Corp. (b)	1,794,276
53,000	Chevron Corp.	4,018,990
61,872	ConocoPhillips	3,165,990
59,085	Devon Energy Corp.	3,806,847
21,400	EOG Resources, Inc.	1,988,916
94,600	Marathon Oil Corp.	2,993,144
59,560	Occidental Petroleum Corp.	5,035,202
49,900	Valero Energy Corp.	983,030
17,055	XTO Energy, Inc.	804,655

		33,252,500

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Pharmaceuticals - 9.27%
29,040	Abbott Laboratories	$1,529,827
70,835	Johnson & Johnson	4,618,442
55,100	Eli Lilly & Co.	1,995,722
128,050	Merck & Co., Inc.	4,782,668
330,890	Pfizer, Inc.	5,674,763

		18,601,422

	Professional Services - 0.53%
14,150	The Dun & Bradstreet Corporation	1,053,043

	Semiconductor & Semiconductor Equipment - 1.03%
37,670	KLA-Tencor Corp. (b)	1,164,756
36,800	Texas Instruments, Inc.	900,496

		2,065,252

	Software - 2.24%
153,445	Microsoft Corp.	4,491,335

	Specialty Retail - 1.42%
19,180	Bed Bath & Beyond, Inc. (a)	839,317
44,600	The Gap, Inc.	1,030,706
30,500	Home Depot, Inc. (b)	986,675

		2,856,698

	Tobacco - 1.28%
94,700	Altria Group, Inc.	1,943,244
11,920	Philip Morris International, Inc.	621,747

		2,564,991

	Total Common Stocks (Cost $153,325,359)	194,196,361

	REAL ESTATE INVESTMENT TRUSTS - 1.93%
	Real Estate Investment Trusts - 1.93%
162,100	Annaly Capital Management, Inc. (b)	2,784,878
13,031	Simon Property Group, Inc. (b)	1,093,301

		3,878,179

	Total Real Estate Investment Trusts (Cost $3,310,903)	3,878,179

	SHORT TERM INVESTMENTS - 3.71%
	Money Market Funds - 3.71%
7,439,284	Federated Prime Obligations Fund Effective Yield, 0.11%	7,439,284

	Total Short Term Investments (Cost $7,439,284)	7,439,284

Principal Amount		Value

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.10%
	Corporate Paydown Securities - 3.11%
$5,225,114	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/11 (c)	$3,229,716
5,983,378	KKR Pacific West Holding Group Trust, 3.059%, 03/25/11 (c)	3,004,512

	Total Corporate Paydown Securities (Cost $11,208,492)	6,234,228

Number of Shares

	Money Market Funds - 10.99%
22,034,458	Mount Vernon Prime Portfolio Effective Yield, 0.24%	22,034,458
130,420	Reserve Primary Fund (c)	—

	Total Money Market Funds (Cost $22,164,878)	22,034,458

Principal Amount

	Cash - 0.00%
$6,421	Cash	6,421

	Total Cash (Cost $6,421)	6,421

	Total Investments Purchased as Securities Lending Collateral (Cost $33,379,791)	28,275,107

	Total Investments (Cost $197,455,337) - 116.53%	233,788,931
	Liabilities in Excess of Other Assets - (16.53)%	(33,160,992)

	TOTAL NET ASSETS - 100.00%	$200,627,939

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt

(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	As of March 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $6,234,228 which represent 3.11% of total net assets.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 100.39%
	Aerospace & Defense - 3.23%
1,400	Alliant Techsystems, Inc. (a)	$113,820
1,600	American Science & Engineering, Inc.	119,872
9,475	Orbital Sciences Corp. (a)	180,120
16,683	TransDigm Group, Inc.	884,866

		1,298,678

	Air Freight & Logistics - 0.35%
4,980	Hub Group, Inc. (a)	139,340

	Airlines - 0.23%
2,200	Alaska Air Group, Inc. (a)	90,706

	Biotechnology - 4.91%
3,462	Alexion Pharmaceuticals, Inc. (a)	188,229
7,067	Biomarin Pharmaceutical, Inc. (a)(b)	165,156
6,900	Cubist Pharmaceuticals, Inc. (a)	155,526
14,980	Dendreon Corp. (a)(b)	546,321
10,867	Human Genome Sciences, Inc. (a)(b)	328,183
5,010	Onyx Pharmaceuticals, Inc. (a)	151,703
2,957	OSI Pharmaceuticals, Inc. (a)	176,089
4,734	Regeneron Pharmaceuticals (a)	125,404
2,544	United Therapeutics Corp. (a)	140,759

		1,977,370

	Capital Markets - 2.27%
8,349	Affiliated Managers Group (a)(b)	659,571
3,088	Greenhill & Co, Inc.	253,494

		913,065

	Chemicals - 3.45%
5,200	Ashland, Inc.	274,404
6,400	International Flavors & Fragrances, Inc. (b)	305,088
1,700	Lubrizol Corp.	155,924
28,197	Solutia, Inc. (a)	454,254
6,700	Valspar Corp.	197,516

		1,387,186

	Commercial Banks - 0.48%
5,255	Signature Bank (a)	194,698

Number of Shares		Value

	Commercial Services & Supplies - 2.92%
3,100	ATC Technology Corp. (a)	$53,196
5,100	Avery Dennison Corp.	185,691
2,200	Cintas Corp.	61,798
2,100	Consolidated Graphics, Inc. (a)	86,961
12,966	Miller Herman, Inc.	234,166
11,200	R.R. Donnelley & Sons Co.	239,120
13,827	Sykes Enterprises, Inc. (a)(b)	315,809

		1,176,741

	Communications Equipment - 4.35%
26,671	Emulex Corp. (a)	354,191
5,203	F5 Networks, Inc. (a)(b)	320,037
14,243	Finisar Corp. (a)(b)	223,757
3,200	Oplink Communications, Inc. (a)(b)	59,328
25,886	Polycom, Inc. (a)	791,594

		1,748,907

	Computers & Peripherals - 0.84%
2,900	Lexmark International, Inc. (a)	104,632
5,000	Synaptics, Inc. (a)(b)	138,050
3,300	Teradata Corp. (a)	95,337

		338,019

	Construction & Engineering - 0.71%
8,300	Shaw Group, Inc. (a)	285,686

	Construction Materials - 0.33%
1,588	Martin Marietta Materials, Inc.	132,677

	Consumer Finance - 0.25%
8,000	SLM Corp. (a)	100,160

	Containers & Packaging - 1.73%
7,300	Bemis, Inc.	209,656
4,900	Crown Holdings, Inc. (a)	132,104
4,500	Sonoco Products Co.	138,555
10,600	Temple Inland, Inc.	216,558

		696,873

	Diversified Consumer Services - 2.67%
2,067	Capella Education Company (a)	191,900
7,200	DeVry, Inc. (b)	469,440
5,188	Sotheby’s (b)	161,295
1,032	Strayer Education, Inc. (b)	251,313

		1,073,948

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Diversified Financial Services - 2.36%
20,140	MSCI, Inc. (a)(b)	$727,054
4,032	Portfolio Recovery Associates,
	Inc. (a)(b)	221,236

		948,290

	Electrical Equipment - 3.12%
6,282	American Superconductor
	Corp. (a)(b)	181,550
4,400	Hubbell, Inc.	221,892
1,000	Regal Beloit Corp.	59,410
13,724	Roper Industries, Inc. (b)	793,796

		1,256,648

	Electronic Equipment & Instruments - 1.02%
8,200	Arrow Electronics, Inc. (a)	247,066
3,900	Tech Data Corp. (a)	163,410

		410,476

	Energy Equipment & Services - 1.68%
3,100	Atwood Oceanics, Inc. (a)	107,353
2,299	Dril-Quip, Inc. (a)(b)	139,871
2,900	Oil States International, Inc. (a)	131,486
10,224	Rowan Companies, Inc. (a)(b)	297,621

		676,331

	Food & Staples Retailing - 0.34%
3,822	Whole Foods Market, Inc. (a)(b)	138,165

	Food Products - 2.63%
21,000	Del Monte Foods Co.	306,600
4,483	Green Mountain Coffee
	Roasters, Inc. (a)(b)	434,044
1,200	Lancaster Colony Corp. (b)	70,752
12,900	Tyson Foods, Inc.	247,035

		1,058,431

	Health Care Equipment &
	Supplies - 5.67%
9,595	Align Technology, Inc. (a)(b)	185,567
16,400	American Medical Systems
	Holdings, Inc. (a)(b)	304,712
3,777	Beckman Coulter, Inc.	237,196
15,726	Conceptus, Inc. (a)(b)	313,891
2,146	Edwards Lifesciences Corp. (a)(b)	212,196
9,760	EV3, Inc. (a)(b)	154,794

Number of Shares		Value

	Health Care Equipment & Supplies (Continued)
8,800	Hologic, Inc. (a)	$163,152
7,700	Invacare Corp.	204,358
3,568	Nuvasive, Inc. (a)(b)	161,274
11,200	Symmetry Medical, Inc. (a)(b)	112,448
6,989	Thoratec Corp. (a)(b)	233,782

		2,283,370

	Health Care Providers & Services - 6.20%
1,100	Amedisys, Inc. (a)(b)	60,742
7,012	Catalyst Health Solutions, Inc. (a)(b)	290,157
1,954	Cerner Corp. (a)(b)	166,207
7,700	Coventry Health Care, Inc. (a)	190,344
2,600	Gentiva Health Services, Inc. (a)(b)	73,528
7,800	HealthSpring, Inc. (a)	137,280
4,501	IPC The Hospitalist Co, Inc. (a)	158,030
4,000	LHC Group, Inc. (a)(b)	134,120
4,439	Lincare Holdings, Inc. (a)(b)	199,222
2,100	Magellan Health Services, Inc. (a)	91,308
9,800	Omnicare, Inc.	277,242
2,900	RehabCare Group, Inc. (a)(b)	79,083
22,750	VCA Antech, Inc. (a)(b)	637,683

		2,494,946

	Health Care Technology - 0.41%
2,452	SXC Health Solutions Corp. (a)	164,971

	Hotels, Restaurants & Leisure - 1.34%
1,989	Chipotle Mexican Grill, Inc. (a)(b)	224,100
1,900	Cracker Barrel Old Country Store,
	Inc.	88,122
595	Steak N Shake Co. (a)(b)	226,856

		539,078

	Household Durables - 0.89%
2,900	Jarden Corp.	96,541
8,659	Tempur Pedic International,
	Inc. (a)(b)	261,156

		357,697

	Industrial Conglomerates - 0.45%
4,700	Carlisle Companies, Inc.	179,070

	Insurance - 0.64%
1,700	Reinsurance Group of America	89,284
1,900	Transatlantic Holdings, Inc.	100,320
2,500	Validus Holdings Ltd.	68,825

		258,429

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Internet & Catalog Retail - 0.77%
708	Priceline.com, Inc. (a)(b)	$180,540
5,380	Shutterfly, Inc. (a)(b)	129,604

		310,144

	Internet Software & Services - 2.30%
2,900	Akamai Technologies, Inc. (a)	91,089
7,014	DealerTrack Holdings, Inc. (a)	119,799
11,002	Rackspace Hosting, Inc. (a)(b)	206,067
10,100	Verisign, Inc. (a)	262,701
4,287	Vistaprint NV (a)(b)	245,431

		925,087

	IT Services - 4.75%
6,899	Acxiom Corp. (a)	123,768
7,987	Alliance Data Systems Corp. (a)(b)	511,088
13,500	Broadridge Financial Solutions, Inc.	288,630
7,835	Cybersource Corp. (a)	138,209
9,025	Gartner, Inc. (a)	200,716
1,400	ManTech International Corp. (a)	68,362
26,135	SAIC, Inc. (a)	462,590
3,100	Syntel, Inc.	119,257

		1,912,620

	Leisure Equipment & Products - 0.55%
4,350	Polaris Industries, Inc. (b)	222,546

	Life Sciences Tools & Services - 0.24%
900	Millipore Corp. (a)(b)	95,040

	Machinery - 2.16%
4,371	Flowserve Corp.	481,990
1,800	Joy Global, Inc.	101,880
7,100	Oshkosh Corp. (a)	286,414

		870,284

	Media - 3.24%
7,200	Discovery Communications, Inc. (a)	243,288
11,600	Dish Network Corp.	241,512
18,000	Gannett Co., Inc. (b)	297,360
6,600	New York Times Co. (a)	73,458
5,000	Scripps Networks Interactive, Inc.	221,750
8,200	Valassis Communications,
	Inc. (a)(b)	228,206

		1,305,574

Number of Shares		Value

	Metals & Mining - 0.93%
8,400	Steel Dynamics, Inc.	$146,748
2,474	Walter Energy, Inc.	228,276

		375,024

	Multiline Retail - 0.96%
7,100	99 Cents Only Stores (a)	115,730
4,600	Dollar Tree, Inc. (a)	272,412

		388,142

	Oil & Gas - 2.42%
7,204	Arena Resources, Inc. (a)	240,614
3,032	Concho Resources, Inc. (a)(b)	152,691
14,800	EXCO Resources, Inc.	272,024
3,526	Massey Energy Corp. (b)	184,375
2,900	Stone Energy Corp. (a)	51,475
2,700	World Fuel Services Corp. (b)	71,928

		973,107

	Paper & Forest Products - 0.29%
9,700	Kapstone Paper and
	Packaging Corp. (a)(b)	115,139

	Pharmaceuticals - 3.06%
4,062	Auxilium Pharmaceuticals, Inc. (a)(b)	126,572
10,900	Endo Pharmaceuticals Holdings,
	Inc. (a)	258,221
5,800	Mylan Laboratories, Inc. (a)(b)	131,718
3,400	Par Pharmaceutical Cos., Inc. (a)	84,320
7,468	Perrigo Co. (b)	438,521
4,500	Valeant Pharmaceuticals
	International (a)(b)	193,095

		1,232,447

	Professional Services - 1.26%
15,300	Navigant Consulting, Inc. (a)	185,589
10,565	Robert Half International, Inc. (b)	321,493

		507,082

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment - 4.02%
9,464	Advanced Energy Industries, Inc. (a)	$156,724
10,700	Advanced Micro Devices, Inc. (a)	99,189
2,356	Cree, Inc. (a)	165,438
19,100	Cypress Semiconductor Corp. (a)	219,650
7,280	NetLogic Microsystems, Inc. (a)(b)	214,250
9,800	PMC-Sierra, Inc. (a)	87,416
30,600	RF Microdevices, Inc. (a)	152,388
3,298	Silicon Laboratories, Inc. (a)	157,216
14,525	Skyworks Solutions, Inc. (a)	226,590
19,900	TriQuint Semiconductor, Inc. (a)	139,300

		1,618,161

	Software - 6.38%
9,058	CommVault Systems, Inc. (a)	193,389
11,185	Informatica Corp. (a)(b)	300,429
10,881	MICROS Systems, Inc. (a)(b)	357,767
9,200	Red Hat, Inc. (a)	269,284
8,500	Rovi Corp. (a)	315,605
11,600	SonicWALL, Inc. (a)	100,804
5,805	SuccessFactors, Inc. (a)(b)	110,527
15,076	Tivo, Inc. (a)	258,101
10,757	Ultimate Software Group, Inc. (a)	354,443
8,366	VanceInfo Technologies, Inc. - ADR (a)(b)	186,478
2,300	VMware, Inc. (a)	122,590

		2,569,417

	Specialty Retail - 7.60%
11,550	Aeropostale (a)(b)	332,987
3,000	AutoNation, Inc. (a)(b)	54,240
5,400	Cabelas, Inc. (a)(b)	94,446
19,000	Chico’s FAS, Inc.	273,980
8,000	DSW, Inc. (a)(b)	204,240
3,900	Genesco, Inc. (a)	120,939
4,938	Guess?, Inc.	231,987
5,491	Gymboree Corp. (a)(b)	283,500
5,111	J.Crew Group, Inc. (a)(b)	234,595
4,600	Kirklands, Inc. (a)(b)	96,600
10,200	Limited Brands, Inc.	251,124
33,200	Pier 1 Imports, Inc. (a)(b)	211,484

Number of Shares		Value

	Specialty Retail (Continued)
21,600	Select Comfort Corp. (a)	$172,152
5,030	Tiffany & Co.	238,875
6,780	Urban Outfitters, Inc. (a)	257,843

		3,058,992

	Textiles, Apparel & Luxury Goods - 3.08%
1,800	Deckers Outdoor Corp. (a)(b)	248,400
2,900	Fossil, Inc. (a)(b)	109,446
3,700	Hanesbrands, Inc. (a)	102,934
8,500	Perry Ellis International, Inc. (a)(b)	192,525
4,800	Skechers U.S.A., Inc. (a)	174,336
1,700	UniFirst Corp.	87,550
6,820	Warnaco Group, Inc. (a)	325,382

		1,240,573

	Wireless Telecommunication Services - 0.91%
10,206	SBA Communications Corp. (a)(b)	368,130

	Total Common Stocks (Cost $32,945,814)	40,407,465

	MANAGEMENT INVESTMENT COMPANIES - 0.58%
	Exchange Traded Funds - 0.58%
1,115	iShares Russell 2000 Growth (b)	81,662
3,144	iShares Russell MidCap Growth (b)	152,547

		234,209

	Total Management Investment Companies (Cost $229,523)	234,209

	REAL ESTATE INVESTMENT TRUSTS - 1.82%
	Real Estate Investment Trusts - 1.82%
2,190	Digital Realty Trust, Inc. (b)	118,698
27,100	MFA Financial, Inc.	199,456
2,600	Nationwide Health Properties, Inc.	91,390
7,300	Realty Income Corp. (b)	224,037
5,700	UDR, Inc.	100,548

		734,129

	Total Real Estate Investment Trusts (Cost $702,047)	734,129

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	SHORT TERM INVESTMENTS - 0.45%
	Money Market Funds - 0.45%
179,307	Federated Prime Obligations Fund
	Effective Yield, 0.11%	$179,307

	Total Short Term Investments (Cost $179,307)	179,307

Principal Amount

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 28.26%
	Corporate Paydown Securities - 4.13%
$1,392,814	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/11 (c)	860,917
1,594,938	KKR Pacific West Holding Group Trust, 3.059%, 03/25/11 (c)	800,887

	Total Corporate Paydown Securities (Cost $2,987,752)	1,661,804

Number of Shares

	Money Market Funds - 24.12%
9,708,659	Mount Vernon Prime Portfolio Effective Yield, 0.24%	9,708,659
35,043	Reserve Primary Fund (c)	—

	Total Money Market Funds (Cost $9,743,702)	9,708,659

Principal Amount		Value

	Cash - 0.01%
$2,829	Cash	$2,829

	Total Cash (Cost $2,829)	2,829

	Total Investments Purchased as Securities Lending Collateral (Cost $12,734,283)	11,373,292

	Total Investments (Cost $46,790,974) - 131.50%	52,928,402
	Liabilities in Excess of Other Assets - (31.50)%	(12,678,216)

	TOTAL NET ASSETS - 100.00%	$40,250,186

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	As of March 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $1,661,804 which represent 4.13% of total net assets.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 92.93%
	Aerospace & Defense - 1.73%
9,665	BE Aerospace, Inc. (a)	$294,299
18,163	Hexcel Corp. (a)	262,274
2,570	Triumph Group, Inc.	180,131

		736,704

	Airlines - 0.36%
6,975	Continental Airlines, Inc. (a)	153,241

	Auto Components - 1.44%
7,892	ArvinMeritor, Inc. (a)(b)	105,358
5,886	Cooper Tire & Rubber Co. (b)	111,952
7,591	Tenneco, Inc. (a)	179,527
7,550	TRW Automotive Holdings Corp. (a)(b)	215,779

		612,616

	Building Products - 0.86%
5,820	Ameron International, Inc.	366,020

	Capital Markets - 2.54%
19,670	Jefferies Group, Inc. (b)	465,589
2,880	KBW, Inc. (a)	77,472
8,920	Knight Capital Group, Inc. (a)(b)	136,030
15,070	Raymond James Financial, Inc. (b)	402,972

		1,082,063

	Chemicals - 3.56%
5,091	Albemarle Corp.	217,029
3,752	Ashland, Inc.	197,993
6,837	Celanese Corp.	217,759
1,439	CF Industries Holdings, Inc. (b)	131,208
8,868	Innophos Holdings, Inc.	247,417
4,021	Intrepid Potash, Inc. (a)(b)	121,957
7,368	Rockwood Holdings, Inc. (a)	196,136
11,608	Solutia, Inc. (a)	187,005

		1,516,504

	Commercial Banks - 10.65%
14,340	Associated Banc Corp. (b)	197,892
14,216	Cardinal Financial Corp. (b)	151,827
32,430	Fifth Third Bancorp (b)	440,724
14,272	First Financial Bancorp (b)	253,899
7,013	FirstMerit Corp.	151,270

Number of Shares		Value

	Commercial Banks (Continued)
4,616	Hancock Holding Co.	$192,995
31,610	Investors Bancorp, Inc. (a)	417,252
26,500	KeyCorp (b)	205,375
33,587	National Penn Bancshares, Inc. (b)	231,750
58,730	Regions Financial Corporation (b)	461,031
25,328	Susquehanna Bancshares, Inc. (b)	248,468
8,415	Trustmark Corp. (b)	205,578
15,160	UMB Financial Corp. (b)	615,496
35,424	Western Alliance Bancorp (a)(b)	201,563
21,820	Whitney Holding Corp.	300,898
12,131	Zions Bancorporation (b)	264,698

		4,540,716

	Commercial Services & Supplies - 0.65%
4,889	ABM Industries, Inc.	103,647
3,893	Consolidated Graphics, Inc. (a)	161,209
642	Tetra Tech, Inc. (a)	14,792

		279,648

	Communications Equipment - 2.72%
77,347	ADC Telecommunications (a)(b)	565,407
4,331	Commscope, Inc. (a)	121,355
4,590	Comtech Telecommunications Corp. (a)	146,834
42,950	Tellabs, Inc.	325,131

		1,158,727

	Computers & Peripherals - 0.38%
5,051	Diebold, Inc. (b)	160,420

	Construction & Engineering - 0.86%
13,783	Dycom Industries, Inc. (a)	120,877
3,290	Granite Construction, Inc. (b)	99,424
27,805	Great Lakes Dredge & Dock Corp.	145,976

		366,277

	Consumer Finance - 1.25%
22,530	AmeriCredit Corp. (a)(b)	535,313

	Containers & Packaging - 0.43%
8,901	Temple Inland, Inc.	181,847

	Diversified Consumer Services - 0.98%
13,410	Sotheby’s (b)	416,917

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Diversified Financial Services - 3.01%
7,560	CIT Group, Inc. (a)	$294,538
28,250	Leucadia National Corp. (a)(b)	700,882
7,984	World Acceptance Corp. (a)(b)	288,063

		1,283,483

	Diversified Telecommunication Services - 1.78%
17,896	CenturyTel, Inc.	634,592
36,769	Cincinnati Bell, Inc. (a)	125,382

		759,974

	Electric Utilities - 1.55%
5,796	Cleco Corp. (b)	153,884
12,839	Northeast Utilities	354,870
12,334	PNM Resources, Inc.	154,545

		663,299

	Electrical Equipment - 1.83%
1,680	A.O. Smith Corp.	88,318
5,100	Baldor Electric Co. (b)	190,740
24,070	Encore Wire Corp. (b)	500,656

		779,714

	Electronic Equipment & Instruments - 3.69%
22,080	Avnet, Inc. (a)	662,400
8,882	Benchmark Electronics, Inc. (a)	184,213
10,510	Ingram Micro, Inc. (a)	184,450
17,030	Molex, Inc.	300,579
4,625	Plexus Corp. (a)	166,639
8,625	TTM Technologies, Inc. (a)(b)	76,590

		1,574,871

	Energy Equipment & Services - 1.10%
4,833	Hornbeck Offshore Services, Inc. (a)	89,749
27,927	Key Energy Services, Inc. (a)	266,703
4,661	T-3 Energy Services, Inc. (a)	114,474

		470,926

	Food & Staples Retailing - 2.00%
12,960	Casey’s General Stores, Inc. (b)	406,944
35,780	Winn Dixie Stores, Inc. (a)	446,892

		853,836

	Food Products - 0.77%
1,729	The J.M. Smucker Co.	104,189
5,094	TreeHouse Foods, Inc. (a)(b)	223,474

		327,663

Number of Shares		Value

	Gas Utilities - 2.38%
5,029	New Jersey Resources Corp.	$188,889
13,210	Oneok, Inc.	603,037
8,434	UGI Corp. (b)	223,838

		1,015,764

	Health Care Equipment & Supplies - 0.46%
4,108	Kinetic Concepts, Inc. (a)(b)	196,403

	Health Care Providers & Services - 3.25%
4,105	Amerigroup Corp. (a)	136,450
9,908	Assisted Living Concepts, Inc. (a)	325,379
19,534	Health Management Associates, Inc. (a)	167,992
4,103	Magellan Health Services, Inc. (a)	178,398
12,652	PerkinElmer, Inc.	302,383
7,808	Universal Health Services, Inc.	273,983

		1,384,585

	Hotels, Restaurants & Leisure - 4.32%
16,009	Callaway Golf Co. (b)	141,199
5,473	CEC Entertainment, Inc. (a)	208,467
2,700	Hyatt Hotels Corp. (a)	105,192
14,481	MGM MIRAGE (a)(b)	173,772
12,113	Penn National Gaming, Inc. (a)(b)	336,741
5,589	Starwood Hotels & Resorts Worldwide, Inc. (b)	260,671
15,400	Vail Resorts, Inc. (a)(b)	617,386

		1,843,428

	Household Durables - 0.68%
12,450	D.R. Horton, Inc. (b)	156,870
5,996	Ryland Group, Inc. (b)	134,550

		291,420

	Independent Power Producers & Energy Traders - 0.19%
21,873	RRI Energy, Inc. (a)	80,711

	Insurance - 4.52%
9,988	American Financial Group, Inc.	284,159
4,392	Arch Capital Group Ltd. (a)(b)	334,890
6,090	The Hanover Insurance Group, Inc.	265,585
11,870	W.R. Berkley Corp.	309,688
2,070	White Mountains Insurance Group Ltd.	734,850

		1,929,172

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	IT Services - 0.36%
16,700	Sapient Corp. (a)	$152,638

	Machinery - 2.98%
7,881	Actuant Corp.	154,073
4,400	Joy Global, Inc.	249,040
8,545	Manitowoc, Inc.	111,085
45,892	Mueller Water Products, Inc. -
	Class A	219,364
27,030	Trinity Industries, Inc. (b)	539,519

		1,273,081

	Media - 0.72%
8,848	Entercom Communications
	Corp. (a)(b)	105,203
12,110	Gannett Co., Inc. (b)	200,057

		305,260

	Metals & Mining - 5.58%
7,091	AK Steel Holding Corp.	162,100
7,610	Allegheny Technologies, Inc.	410,864
6,772	Carpenter Technology Corp. (b)	247,855
22,860	Commercial Metals Co.	344,272
8,380	Kaiser Aluminum Corp. (b)	323,217
13,351	Schnitzer Steel Industries, Inc. (b)	701,328
10,862	Steel Dynamics, Inc. (b)	189,759

		2,379,395

	Multi-Utilities - 1.58%
11,603	MDU Resources Group, Inc.	250,393
5,651	Vectren Corp. (b)	139,692
5,724	Wisconsin Energy Corp. (b)	282,823

		672,908

	Oil & Gas - 8.60%
4,677	Berry Petroleum Co.	131,704
21,644	BPZ Resources, Inc. (a)(b)	159,083
14,970	Cabot Oil & Gas Corp. (b)	550,896
4,849	Carrizo Oil & Co, Inc. (a)(b)	111,285
1,330	CNX Gas Corp. (a)	50,607
43,266	Denbury Resources, Inc. (a)(b)	729,897
7,730	Overseas Shipholding Group,
	Inc. (b)	303,248
14,900	Petrohawk Energy Corp. (a)	302,172
9,220	Plains All American Pipeline, L.P.	524,618

Number of Shares		Value

	Oil & Gas (Continued)
4,920	Range Resources Corp. (b)	$230,600
6,450	Ultra Petroleum Corp. (a)	300,764
7,886	Venoco, Inc. (a)	101,177
2,138	Whiting Petroleum Corp. (a)	172,836

		3,668,887

	Pharmaceuticals - 0.73%
26,471	King Pharmaceuticals, Inc. (a)	311,299

	Road & Rail - 1.23%
5,720	AMERCO (a)(b)	310,539
2,508	J.B. Hunt Transport Services, Inc.	89,987
3,673	Old Dominion Freight Lines, Inc. (a)	122,641

		523,167

	Semiconductor & Semiconductor
	Equipment - 2.21%
22,379	Atmel Corp. (a)	112,566
8,878	Diodes, Inc. (a)(b)	198,867
32,190	Entegris, Inc. (a)	162,238
8,920	Fairchild Semiconductor
	International (a)	94,998
33,931	Integrated Device Technology,
	Inc. (a)	207,997
8,416	MKS Instrument, Inc. (a)(b)	164,870

		941,536

	Software - 1.33%
5,920	JDA Software Group, Inc. (a)	164,694
12,890	Parametric Technology Corp. (a)	232,665
5,402	Progress Software Corp. (a)	169,785

		567,144

	Specialty Retail - 3.67%
11,520	Brown Shoe Co., Inc.	178,329
44,868	Foot Locker, Inc. (b)	674,815
6,220	Genesco, Inc. (a)(b)	192,882
16,400	Mens Wearhouse, Inc. (b)	392,616
7,830	OfficeMax, Inc. (a)(b)	128,569

		1,567,211

	Textiles, Apparel & Luxury
	Goods - 0.42%
9,426	Jones Apparel Group, Inc.	179,283

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance - 3.58%
11,760	Capitol Federal Financial (b)	$440,530
44,790	Hudson City Bancorp	634,226
18,454	MGIC Investment Corp. (a)(b)	202,440
16,107	Radian Group, Inc. (b)	251,914

		1,529,110

	Total Common Stocks
	(Cost $31,707,792)	39,633,181

	REAL ESTATE INVESTMENT TRUSTS - 8.16%
	Real Estate Investment Trusts - 8.16%
15,130	Cedar Shopping Centers, Inc.	119,678
11,120	Colonial Properties Trust	143,226
16,648	Developers Diversified Realty Corp.	202,606
2,880	Digital Realty Trust, Inc. (b)	156,096
25,480	Education Realty Trust, Inc.	146,255
1,630	Federal Realty Investment Trust	118,680
4,000	Health Care REIT, Inc.	180,920
6,550	Highwoods Properties, Inc.	207,832
12,236	Inland Real Estate Corp. (b)	111,959
17,261	Lexington Realty Trust	112,369
6,734	National Retail Properties, Inc. (b)	153,737
19,640	Plum Creek Timber Co., Inc. (b)	764,192
5,532	Post Properties, Inc. (b)	121,815
8,900	SL Green Realty Corp.	509,703
27,226	Sunstone Hotel Investors, Inc. (a)(b)	304,115
17,480	U-Store-It Trust	125,856

		3,479,039

	Total Real Estate Investment Trusts
	(Cost $3,077,555)	3,479,039

	SHORT TERM INVESTMENTS - 1.51%
	Money Market Funds - 1.51%
645,606	Federated Prime Obligations Fund
	Effective Yield, 0.11%	645,606

	Total Short Term Investments
	(Cost $645,606)	645,606

Principal Amount		Value

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 29.98%
	Corporate Paydown
	Securities - 2.27%
$813,849	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/11 (c)	$503,052
931,954	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/11 (c)	467,974

	Total Corporate Paydown Securities
	(Cost $1,745,803)	971,026

Number of Shares

	Money Market Funds - 27.70%
11,813,025	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	11,813,025
35,476	Reserve Primary Fund (c)	—

	Total Money Market Funds
	(Cost $11,848,501)	11,813,025

Principal Amount

	Cash - 0.01%
$3,442	Cash	3,442

	Total Cash
	(Cost $3,442)	3,442

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $13,597,746)	12,787,493

	Total Investments
	(Cost $49,028,699) - 132.58%	56,545,319
	Liabilities in Excess of Other
	Assets - (32.58)%	(13,895,831)

	TOTAL NET ASSETS - 100.00%	$42,649,488

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	As of March 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $971,026 which represent 2.27% of total net assets.

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 97.67%
	Australia - 5.68%
727,021	Incitec Pivot Ltd.	$2,309,705
48,531	Leighton Holdings	1,733,406
189,264	QBE Insurance Group Ltd.	3,613,048
1,460,222	Telstra Corp. Ltd.	4,003,836
125,726	Wesfarmers Ltd.	3,663,497

		15,323,492

	Austria - 0.62%
85,920	Wienerberger AG (a)	1,668,497

	Canada - 1.41%
20,900	First Quantum Minerals Ltd.	1,719,700
64,200	Suncor Energy, Inc. (a)	2,087,851

		3,807,551

	China - 1.42%
4,828,000	Bank of China Ltd.	2,568,151
34,700	Mindray Medical International
	Ltd. - ADR	1,263,774

		3,831,925

	Denmark - 0.99%
31,850	Carlsberg AS	2,670,155

	Finland - 0.47%
95,520	UPM-Kymmene Corp.	1,266,600

	France - 9.93%
101,942	Carrefour SA	4,911,828
218,045	France Telecom SA	5,222,794
68,594	Saint-Gobain SA	3,294,153
44,094	Sanofi-Aventis SA	3,290,681
35,378	Societe Generale SA	2,220,324
35,216	Technip	2,858,627
85,869	Total SA	4,983,687

		26,782,094

	Germany - 5.96%
27,352	Adidas-Salomon AG	1,462,319
57,363	Aixtron AG	2,061,781
149,850	Deutsche Telekom AG	2,025,039
26,679	MAN SE	2,231,558
50,716	RWE AG	4,499,147
37,927	Siemens AG	3,789,573

		16,069,417

Number of Shares		Value

	Hong Kong - 2.74%
9,400	CNOOC Ltd. - ADR	$1,551,752
4,253,000	GOME Electrical Appliances
	Holding Ltd. (a)	1,426,505
330,500	Hongkong Electric Holdings Ltd.	1,960,325
163,000	Sun Hung Kai Properties Ltd.	2,445,977

		7,384,559

	Israel - 0.71%
30,100	Teva Pharmaceutical
	Industries, Ltd. - ADR	1,898,708

	Italy - 0.93%
671,825	Intesa Sanpaolo SpA	2,501,934

	Japan - 18.95%
376,000	The Bank of Yokohama Ltd.	1,845,024
136,900	Bridgestone Corp.	2,342,896
104,600	Canon, Inc.	4,838,299
1,027	Dai-ichi Life Insurance (a)(b)	1,537,919
188,400	Kao Corp.	4,778,128
683	KDDI Corp.	3,535,765
121,000	Mitsui Fudosan Co., Ltd.	2,059,523
107,000	Nikon Corp.	2,339,345
517,000	Nippon Yusen Kabushiki Kaisha	2,044,735
279,200	Nomura Holdings, Inc.	2,048,671
168,100	Panasonic Corp.	2,577,147
144,000	Ricoh Co.	2,255,392
164,700	Seven & i Holdings Co., Ltd.	3,984,272
49,200	Shin-etsu Chemical Co., Ltd.	2,863,268
109,100	Takeda Pharmaceutical Co., Ltd.	4,804,102
120,900	Tokio Marine Holdings, Inc.	3,408,313
95,200	Toyota Motor Corp.	3,827,932

		51,090,731

	Netherlands - 6.14%
75,842	ASML Holding NV	2,688,993
55,725	Heineken NV	2,861,944
219,891	Reed Elsevier NV	2,668,573
184,529	Royal Dutch Shell Plc	5,336,316
99,273	Unilever NV	3,003,303

		16,559,129

	Norway - 1.26%
179,200	DNB NOR ASA (a)	2,049,572
171,048	Storebrand ASA (a)	1,353,507

		3,403,079

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Republic of Korea - 1.67%
92,300	KT Corp. - ADR (a)	$1,916,148
7,036	Samsung Electronic (a)	2,584,873

		4,501,021

	Singapore - 3.84%
226,000	DBS Group Holdings Ltd.	2,304,241
487,698	Oversea-Chinese Banking
	Corp. Ltd.	3,030,908
1,050,000	Singapore Telecommunications Ltd.	2,375,150
193,000	United Overseas Bank Ltd.	2,644,778

		10,355,077

	Spain - 5.36%
404,342	Banco Santander Central
	Hispano, SA	5,363,228
376,056	Iberdrola Renovables	1,559,635
475,778	Iberdrola SA	4,028,751
147,901	Telefonica SA	3,504,462

		14,456,076

	Switzerland - 7.51%
158,167	ABB Ltd.	3,457,637
46,034	Credit Suisse Group AG	2,369,481
106,455	Novartis AG	5,758,572
86,514	Petroplus Holdings AG	1,609,888
24,791	Roche Holdings AG	4,026,320
11,827	Zurich Financial Services AG	3,033,551

		20,255,449

	Taiwan - 1.90%
1,804,504	Taiwan Semiconductor
	Manufacturing Co., Ltd.	3,496,662
154,653	Taiwan Semiconductor
	Manufacturing Co., Ltd. - ADR	1,622,310

		5,118,972

	Thailand - 0.50%
316,300	Bangkok Bank	1,343,290

	United Kingdom - 19.68%
396,250	Aviva Plc	2,314,833
542,680	Barclays Plc	2,954,989
960,387	BP Plc	9,090,195
106,453	British American Tobacco Plc	3,670,012
299,418	Compass Group Plc	2,390,310

Number of Shares		Value

	United Kingdom (Continued)
278,698	GlaxoSmithKline Plc	$5,349,534
431,284	HSBC Holdings Plc	4,370,585
177,302	Pearson Plc	2,779,581
292,990	Persimmon Plc (a)	2,074,043
65,654	Rio Tinto Plc	3,881,376
189,192	Unilever Plc	5,538,521
1,524,051	Vodafone Group Plc	3,524,999
578,761	Wm Morrison Supermarkets Plc	2,576,437
134,448	Xstrata Plc	2,544,601

		53,060,016

	Total Common Stocks
	(Cost $235,813,051)	263,347,772

	PREFERRED STOCKS - 0.91%
	Brazil - 0.91%
88,200	Vale SA	2,448,432

	Total Preferred Stocks
	(Cost $2,241,323)	2,448,432

	SHORT TERM INVESTMENTS - 1.38%
	Money Market Funds - 1.38%
3,710,512	Federated Prime Obligations Fund
	Effective Yield, 0.11%	3,710,512

	Total Short Term Investments
	(Cost $3,710,512)	3,710,512

Principal Amount

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 0.36%
	Corporate Paydown Securities - 0.36%
$824,150	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/11 (b)	509,419
943,750	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/11 (b)	473,898

	Total Corporate Paydown Securities
	(Cost $1,767,900)	983,317

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	Money Market Funds - 0.00%
31,072	Reserve Primary Fund (b)	—

	Total Money Market Funds
	(Cost $31,072)	—

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $1,798,972)	983,317

	Total Investments
	(Cost $243,563,858) - 100.32%	270,490,033
	Liabilities in Excess of Other
	Assets - (0.32)%	(868,464)

	TOTAL NET ASSETS - 100.00%	$269,621,569

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	As of March 31, 2010 the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $2,521,236 which represent 0.94% of total net assets.

See notes to financial statements.

AssetMark Real Estate Securities Fund SCHEDULE OF INVESTMENTS March 31, 2010

Number of Shares		Value

	REAL ESTATE INVESTMENT TRUSTS,
	COMMON STOCKS - 98.71%
	Apartments - 15.55%
31,277	Apartment Investment &
	Management Co. (a)	$575,809
17,571	AvalonBay Communities, Inc. (a)	1,517,256
18,052	BRE Properties, Inc.	645,359
77,487	Equity Residential	3,033,616
10,259	Essex Property Trust, Inc.	922,797
9,350	Home Properties, Inc. (a)	437,580
45,040	UDR, Inc.	794,506

		7,926,923

	Diversified - 14.28%
6,630	American Campus
	Communities, Inc. (a)	183,386
37,660	Digital Realty Trust, Inc. (a)	2,041,172
23,081	Duke Realty Corp.	286,204
11,422	Entertainment Properties Trust (a)	469,787
9,450	Equity Lifestyle Properties, Inc.	509,166
32,415	Liberty Property Trust	1,100,165
35,557	Vornado Realty Trust (a)	2,691,665

		7,281,545

	Forestry - 2.46%
15,666	Plum Creek Timber Co., Inc. (a)	609,564
14,130	Rayonier, Inc. (a)	641,926

		1,251,490

	Health Care - 12.56%
65,231	HCP, Inc. (a)	2,152,623
29,767	Health Care REIT, Inc.	1,346,361
31,520	Nationwide Health Properties, Inc.	1,107,928
37,862	Ventas, Inc. (a)	1,797,688

		6,404,600

	Hotels & Motels - 6.42%
164,951	Host Hotels & Resorts, Inc. (a)	2,416,532
36,785	Lasalle Hotel Properties	857,091

		3,273,623

Number of Shares		Value

	Office Property - 12.94%
10,639	Alexandria Real Estate
	Equities, Inc. (a)	$719,196
41,829	Biomed Realty Trust, Inc.	691,852
30,828	Boston Properties, Inc.	2,325,664
14,681	Corporate Office Properties Trust	589,149
6,322	Douglas Emmett, Inc. (a)	97,169
22,148	Highwoods Properties, Inc.	702,756
21,375	Mack Cali Realty Corp.	753,469
12,528	SL Green Realty Corp.	717,479

		6,596,734

	Regional Malls - 12.50%
29,302	Macerich Co. (a)	1,122,560
60,346	Simon Property Group, Inc. (a)	5,063,029
4,695	Taubman Centers, Inc. (a)	187,424

		6,373,013

	Shopping Centers - 10.20%
42,504	Developers Diversified
	Realty Corp.	517,274
14,509	Federal Realty Investment Trust	1,056,400
108,467	Kimco Realty Corp.	1,696,424
16,303	National Retail Properties, Inc. (a)	372,197
5,175	Regency Centers Corp. (a)	193,907
19,710	Tanger Factory Outlet
	Centers, Inc. (a)	850,684
23,650	Weingarten Realty Investors (a)	509,894

		5,196,780

	Storage - 7.31%
77,326	Extra Space Storage, Inc.	980,494
29,860	Public Storage	2,746,821

		3,727,315

	Warehouse/Industrial - 4.49%
28,529	AMB Property Corp.	777,130
5,140	EastGroup Properties, Inc.	193,983
99,704	ProLogis (a)	1,316,093

		2,287,206

	Total Real Estate Investment Trusts,
	Common Stocks
	(Cost $33,997,779)	50,319,229

See notes to financial statements.

AssetMark Real Estate Securities Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2010

Number of Shares		Value

	SHORT TERM INVESTMENTS - 2.74%
	Money Market Funds - 2.74%
1,397,431	Federated Prime Obligations Fund
	Effective Yield, 0.11%	$1,397,431

	Total Short Term Investments
	(Cost $1,397,431)	1,397,431

Principal Amount

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 20.38%
	Corporate Paydown Securities - 1.79%
$766,460	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/11 (b)	473,759
877,688	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/11 (b)	440,725

	Total Corporate Paydown Securities
	(Cost $1,644,148)	914,484

Number of Shares

	Money Market Funds - 18.58%
9,473,870	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	9,473,870
19,901	Reserve Primary Fund (b)	—

	Total Money Market Funds
	(Cost $9,493,771)	9,473,870

Principal Amount		Value

	Cash - 0.01%
$2,761	Cash	$2,761

	Total Cash
	(Cost $2,761)	2,761

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $11,140,680)	10,391,115

	Total Investments
	(Cost $46,535,890) - 121.83%	62,107,775
	Liabilities in Excess of Other
	Assets - (21.83)%	(11,129,618)

	TOTAL NET ASSETS - 100.00%	$50,978,157

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)	As of March 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $914,484 which represent 1.79% of total net assets.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS - 97.53%
	Alabama - 0.55%
$1,000,000	Mobile Industrial Development Board Pollution Control, Revenue Bond, 4.875%, 06/01/2034	$1,079,640

	Alaska - 0.50%
1,000,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond, 4.625%, 06/01/2023	982,060

	Arizona - 3.29%
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured, 5.000%, 07/01/2012	145,256
585,000	Maricopa County Industrial Development Authority Health Facilities, Series A, Refunding, Revenue Bond, 6.000%, 07/01/2039	615,420
955,000	Maricopa County Industrial Development Authority Senior Living Facilities, Refunding, Revenue Bond, 3.650%, 09/15/2035	969,659
1,000,000	Phoenix Civic Improvement Corp., Revenue Bond, 5.500%, 07/01/2028	940,260
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	1,086,440
1,000,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured, 5.250%, 10/01/2015	1,012,810
1,500,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	1,657,680

		6,427,525

Principal Amount		Value

	California - 8.57%
$1,000,000	California Communities Development Authority, Revenue Bond, 5.500%, 07/01/2037	$795,180
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	489,091
860,000	California Statewide Communities Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	837,339
600,000	California Statewide Communities Development Authority, Series A, Revenue Bond, ACA Insured, 5.625%, 08/01/2034	577,278
1,000,000	California, GO, 6.500%, 04/01/2033	1,096,130
5,000,000	Chabot-Las Positas CA Community College, Series C, GO, AMBAC Insured, 0.000%, 08/01/2036 (a)	886,950
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured, 6.000%, 08/01/2025	1,134,260
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond, 5.000%, 06/01/2017	700,210
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured, 5.500%, 08/01/2019	3,367,950
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,053,960
145,000	Los Angeles Unified School District, Series A, Refunding, GO, FGIC Insured, 4.250%, 01/01/2028	131,598
580,000	Los Angeles Unified School District, Series F, GO, FGIC Insured, 5.000%, 07/01/2021	612,921
905,000	Manteca Financing Authority, Revenue Bond, 5.250%, 12/01/2028	946,784

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	California (Continued)
	M-S-R Energy Authority, Series A,
	Revenue Bond,
$295,000	6.125%, 11/01/2029	$305,764
605,000	6.500%, 11/01/2039	645,729
1,250,000	Palo Alto Unified School
	District, GO,
	0.000%, 08/01/2026 (a)	556,562
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	384,525
1,175,000	San Francisco Steinhart Aquarium,
	Series F, GO,
	5.000%, 06/15/2023	1,241,293
500,000	San Mateo Joint Powers Financing
	Authority, Series A, Refunding,
	Revenue Bond,
	5.250%, 07/15/2025	533,845
500,000	San Mateo Union High School
	District, Series A, Refunding,
	Certificate Participation,
	AMBAC Insured,
	5.000%, 12/15/2030	450,685

		16,748,054

	Connecticut - 1.67%
1,000,000	Connecticut Health & Educational
	Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	1,045,470
2,000,000	Connecticut Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.000%, 07/01/2025	2,211,440

		3,256,910

	Delaware - 0.42%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	822,640

	Florida - 2.71%
315,000	Beacon Lakes Community
	Development, Series A,
	Special Assessment,
	6.000%, 05/01/2038	264,427

Principal Amount		Value

	Florida (Continued)
$245,000	Boynton Village Community
	Development District, Series A,
	Special Assessment,
	5.750%, 05/01/2037	$170,763
300,000	Brevard County Health Facilities
	Authority, Revenue Bond,
	7.000%, 04/01/2039	328,674
2,000,000	Broward County Professional Sports
	Facilities, Series A, Refunding,
	Revenue Bond,
	5.000%, 09/01/2019	2,037,180
500,000	Gulf Breeze, Series J, Refunding,
	Revenue Bond,
	2.600%, 12/01/2020	500,500
1,250,000	Miami-Dade County Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,416,587
625,000	Tolomato Community Development
	District, Special Assessment,
	6.375%, 05/01/2017	575,656

		5,293,787

	Georgia - 2.70%
1,000,000	Atlanta Water & Wastewater,
	Revenue Bond,
	6.250%, 11/01/2039	1,052,900
440,000	Atlanta Water & Wastewater,
	Series A, Refunding, Revenue Bond,
	6.000%, 11/01/2024	478,707
350,000	Chatham County Hospital Authority,
	Revenue Bond,
	6.125%, 01/01/2024	348,834
545,000	Clayton County Development
	Authority, Series A, Revenue Bond,
	8.750%, 06/01/2029	574,501
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,127,180
1,400,000	Gainesville Educational Facilities
	Redevelopment Authority,
	Refunding, Revenue Bond,
	5.125%, 03/01/2037	881,790

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$870,000	Marietta Development Authority,
	Revenue Bond,
	7.000%, 06/15/2039	814,738

		5,278,650

	Hawaii - 0.46%
825,000	Hawaii State Department of
	Budget & Finance, Revenue Bond,
	6.500%, 07/01/2039	890,851

	Idaho - 0.58%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.375%, 06/01/2034	1,125,960

	Illinois - 9.29%
1,250,000	Chicago Board of Education,
	Series B, Refunding, GO,
	5.000%, 12/01/2023	1,314,800
100,000	Chicago Wastewater Transmission,
	Refunding, Revenue Bond,
	FGIC Insured,
	5.375%, 01/01/2013	105,273
500,000	Chicago Water, Refunding,
	Revenue Bond,
	5.000%, 11/01/2022	540,105
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,668,725
1,000,000	5.000%, 01/01/2026	1,045,330
850,000	Illinois Financial Authority,
	Revenue Bond,
	7.000%, 08/15/2044	884,008
1,000,000	Illinois State Sales Tax,
	Revenue Bond,
	5.250%, 06/15/2024	1,051,740
2,500,000	Illinois State Toll Highway Authority,
	Series A, Revenue Bond,
	FSA Insured,
	5.000%, 01/01/2026	2,891,550
600,000	Markham, Series C, GO,
	4.750%, 02/01/2017	601,602
1,000,000	Metropolitan Pier & Exposition
	Authority, Refunding, Revenue
	Bond, FGIC Insured,
	5.500%, 12/15/2024	1,013,300

Principal Amount		Value

	Illinois (Continued)
$500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	513,340
2,000,000	Southwestern Illinois Development
	Authority, Revenue Bond,
	5.750%, 02/01/2029	2,201,600
3,030,000	St. Clair County High School
	District No. 203, Series A, GO,
	AMBAC Insured,
	5.750%, 12/01/2026	3,324,092

		18,155,465

	Indiana - 5.94%
1,500,000	Fishers, Revenue Bond,
	5.250%, 07/15/2034	1,512,435
2,000,000	Indiana State Finance Authority,
	Series A, Refunding,
	Revenue Bond,
	5.000%, 02/01/2021	2,270,520
1,500,000	Indianapolis Local Public
	Improvement Bond Bank, Series B,
	Revenue Bond,
	5.000%, 01/15/2017	1,683,600
305,000	Noblesville Redevelopment
	Authority, Revenue Bond,
	4.500%, 08/01/2012	321,619
820,000	Portage Economic Development,
	Revenue Bond,
	5.000%, 07/15/2023	758,344
1,155,000	Sheridan Community School’s
	Building Corporation, Revenue
	Bond, FSA Insured,
	5.500%, 07/15/2020	1,337,629
1,285,000	Tri-Creek Middle School Building
	Corporation, Revenue Bond,
	FSA Insured,
	5.250%, 07/15/2021	1,430,629
1,000,000	Vincennes University Indiana,
	Series J, Refunding, Revenue Bond,
	3.000%, 06/01/2013	1,036,920
1,135,000	Wayne Township Marion County
	School Building Corporation,
	Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,256,377

		11,608,073

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Iowa - 0.92%
$600,000	Iowa Finance Authority Pollution
	Control, Revenue Bond,
	FGIC Insured,
	5.000%, 07/01/2014	$659,154
1,000,000	Iowa Finance Authority,
	Revenue Bond,
	5.000%, 08/01/2018	1,134,430

		1,793,584

	Kansas - 0.26%
715,000	Wyandotte County, Revenue Bond,
	4.875%, 10/01/2028	509,295

	Kentucky - 0.28%
500,000	Kentucky Economic Development
	Finance Authority, Revenue Bond,
	5.750%, 12/01/2028	544,005

	Louisiana - 1.36%
800,000	Louisiana Citizens Property,
	Revenue Bond,
	6.750%, 06/01/2026	908,784
1,500,000	Louisiana Public Facilities Authority,
	Revenue Bond,
	5.500%, 05/15/2032	1,743,810

		2,652,594

	Maine - 0.21%
410,000	South Berwick Education,
	Revenue Bond,
	5.250%, 08/01/2013	413,067

	Maryland - 3.61%
1,160,000	Maryland Department of
	Transportation County T
	Construction, Revenue Bond,
	5.500%, 02/01/2017	1,363,383
720,000	Maryland Economic Development
	Corporation, Series A,
	Revenue Bond,
	5.750%, 06/01/2035	732,679
820,000	Maryland Health & Higher
	Education Facilities Authority,
	Refunding, Revenue Bond,
	5.000%, 07/01/2013	820,139

Principal Amount		Value

	Maryland (Continued)
	Maryland Health & Higher
	Education Facilities Authority,
	Revenue Bond,
$750,000	5.200%, 01/01/2024	$702,998
245,000	5.000%, 05/15/2048	269,135
2,000,000	Maryland, Refunding, GO,
	5.000%, 03/01/2021	2,303,420
860,000	Maryland Student Housing
	Economic Development,
	Revenue Bond,
	5.750%, 06/01/2033	867,164

		7,058,918

	Massachusetts - 2.47%
95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	103,263
430,000	Massachusetts Development Finance
	Agency, Series A, Revenue Bond,
	5.450%, 04/15/2014	438,540
785,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.500%, 11/15/2036	872,425
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.000%, 07/15/2036	1,040,320
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series B,
	Revenue Bond,
	5.000%, 10/01/2038	1,052,900
800,000	Massachusetts Health & Educational
	Facilities Authority, Series C,
	Revenue Bond,
	6.125%, 10/01/2029	756,984
120,000	Massachusetts State Water Resources
	Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	131,050
370,000	Massachusetts State, Series C,
	Refunding, GO,
	5.500%, 11/01/2015	433,877

		4,829,359

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Michigan - 0.89%
$150,000	Dundee Community School District,
	GO, Q-SBLF Insured,
	5.375%, 05/01/2010	$150,243
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	853,256
730,000	Michigan Building Authority,
	Series I, Refunding, Revenue Bond,
	4.750%, 10/15/2025	729,197

		1,732,696

	Minnesota - 1.49%
1,280,000	Minneapolis & St Paul Housing
	and Redevelopment Authority
	Health Care, Revenue Bond,
	4.000%, 08/15/2015	1,350,029
1,500,000	Osseo Independent School
	District 279, GO,
	4.000%, 02/01/2022	1,558,740

		2,908,769

	Missouri - 3.12%
465,000	Manchester Tax Increment &
	Transportation, Refunding,
	Tax Allocation,
	6.875%, 11/01/2039	457,750
900,000	Missouri Development Finance
	Board, Revenue Bond,
	5.750%, 06/01/2034	934,866
1,000,000	Missouri Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.375%, 03/15/2039	1,087,770
1,000,000	Missouri Highway & Transportation
	Commission, Series B,
	Revenue Bond,
	5.000%, 05/01/2024	1,097,400
1,090,000	St Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	1,163,924
1,330,000	St. Joseph Industrial Development
	Authority, Revenue Bond,
	5.000%, 04/01/2027	1,359,872

		6,101,582

Principal Amount		Value

	Nebraska - 1.40%
$1,500,000	Lincoln Electric Systems,
	Revenue Bond,
	5.000%, 09/01/2031	$1,558,140
1,000,000	Omaha, Refunding, GO,
	5.250%, 04/01/2026	1,185,780

		2,743,920

	Nevada - 0.54%
1,000,000	Clark County High Way
	Improvement, Refunding,
	Revenue Bond, AMBAC Insured,
	5.000%, 07/01/2020	1,057,080

	New Hampshire - 0.77%
1,750,000	New Hampshire Health & Education
	Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,511,772

	New Jersey - 0.57%
1,000,000	New Jersey Transportation Trust
	Fund Authority, Series A,
	Revenue Bond,
	5.875%, 12/15/2038	1,107,790

	New York - 7.98%
850,000	Brooklyn Arena Local Development
	Corporation, Revenue Bond,
	6.500%, 07/15/2030	905,301
1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	829,670
1,765,000	Metropolitan Transportation
	Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,947,801
500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.625%, 01/01/2012	505,995
1,100,000	New York City Transitional Finance
	Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,166,132
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,354,138
	New York Dormitory Authority,
	Revenue Bond,
1,000,000	5.500%, 05/15/2025	1,127,510
500,000	6.125%, 12/01/2029	490,715

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	New York (Continued)
$500,000	New York Dormitory Authority,
	Revenue Bond, JP Morgan Chase
	Bank Insured,
	0.140%, 07/01/2031	$500,000
1,000,000	New York Dormitory Authority,
	Series B, Revenue Bond,
	5.250%, 11/15/2023	1,076,220
500,000	New York Environmental Facilities,
	Revenue Bond,
	5.500%, 10/15/2027	601,590
1,000,000	New York, GO,
	5.375%, 04/01/2036	1,071,720
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	559,525
1,500,000	5.250%, 10/15/2019	1,682,955
	Tobacco Settlement Financing,
	Revenue Bond,
650,000	5.000%, 06/01/2012	703,339
1,000,000	5.250%, 06/01/2021	1,064,680

		15,587,291

	North Carolina - 4.48%
2,500,000	Eastern Municipal Power Agency,
	Series B, Refunding, Revenue
	Bond, FGIC Insured,
	6.000%, 01/01/2022	2,905,850
1,480,000	North Carolina Capital Facilities
	Finance Agency, Series B,
	Refunding, Revenue Bond,
	5.000%, 10/01/2038	1,541,968
1,000,000	North Carolina Grant, Revenue
	Bond, MBIA Insured,
	5.000%, 03/01/2015	1,129,440
700,000	North Carolina Medical Care
	Community, Revenue Bond,
	5.500%, 10/01/2017	699,146
1,500,000	North Carolina Municipal Power
	Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,682,955
750,000	Raleigh North Carolina Comb
	Enterprise, Series A, Revenue Bond,
	5.000%, 03/01/2031	789,862

		8,749,221

Principal Amount		Value

	North Dakota - 0.33%
$685,000	Williams County Sales Tax,
	Revenue Bond,
	5.000%, 11/01/2026	$644,496

	Ohio - 2.05%
1,490,000	Buckeye Ohio Tobacco Settlement
	Financial Authority, Series A,
	Revenue Bond,
	5.875%, 06/01/2047	1,085,152
750,000	Lorain, Refunding, GO,
	6.750%, 12/01/2023	817,020
690,000	Ohio Air Quality Development
	Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	744,689
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,145,720
250,000	Toledo-Lucas County Port Authority,
	Special Assessment,
	5.375%, 12/01/2035	207,535

		4,000,116

	Oklahoma - 0.94%
650,000	Tulsa Industrial Authority, Series A,
	Refunding, Revenue Bond,
	NATL-RE Insured,
	5.000%, 10/01/2022	651,885
1,000,000	Tulsa Airports Improvement Trust,
	Refunding, Revenue Bond,
	7.050%, 06/01/2017	1,176,280

		1,828,165

	Oregon - 0.52%
1,000,000	Clackamas County School
	District, GO,
	5.000%, 06/15/2021	1,014,590

	Pennsylvania - 6.71%
1,250,000	Allegheny County Hospital
	Development Authority, Series A,
	Revenue Bond,
	5.000%, 09/01/2014	1,399,988
370,000	Allegheny County Industrial
	Development Authority, Refunding,
	Revenue Bond,
	6.500%, 05/01/2017	393,861

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$900,000	Butler County Hospital Authority,
	Revenue Bond,
	7.125%, 07/01/2029	1,014,435
2,000,000	Lackawanna County, Series B,
	Refunding, GO,
	6.000%, 09/15/2032	2,065,360
500,000	Lancaster County Hospital Authority,
	Series A, Refunding,
	Revenue Bond,
	5.200%, 07/01/2012	503,520
1,000,000	Pennsylvania Economic
	Development Authority Allegheny
	Energy Supply, Revenue Bond,
	7.000%, 07/15/2039	1,104,670
1,250,000	Pennsylvania Economic
	Development Authority Financing
	Authority Health System, Series A,
	Refunding, Revenue Bond,
	6.250%, 10/15/2023	1,335,000
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,135,490
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,093,370
1,000,000	Philadelphia Gas Works, Refunding,
	Revenue Bond,
	5.250%, 08/01/2017	1,041,830
500,000	St Mary Hospital Authority,
	Series A, Refunding, Revenue Bond,
	5.000%, 11/15/2040	482,390
1,500,000	Warwick School District, GO,
	4.375%, 02/01/2025	1,527,285

		13,097,199

	Puerto Rico - 4.19%
1,250,000	Puerto Rico Commonwealth,
	Series A, GO,
	5.250%, 07/01/2022	1,270,487
1,000,000	Puerto Rico Commonwealth,
	Series A, Refunding, GO,
	5.500%, 07/01/2017	1,061,740

Principal Amount		Value

	Puerto Rico (Continued)
$625,000	Puerto Rico Commonwealth,
	Series A, Rerefunding, Revenue
	Bond, Assured Guaranty Insured,
	5.000%, 07/01/2016	$683,675
620,000	Puerto Rico Commonwealth,
	Series B, Prerefunded,
	Refunding, GO,
	5.250%, 07/01/2032	726,851
380,000	Puerto Rico Commonwealth,
	Series B, Unrefunded,
	Refunding, GO,
	5.250%, 07/01/2032	369,288
570,000	Puerto Rico Commonwealth,
	Series C, Refunding, GO,
	6.000%, 07/01/2039	597,092
1,000,000	Puerto Rico Electric Power
	Authority, Revenue Bond,
	5.750%, 07/01/2036	1,065,210
	Puerto Rico Sales Tax Financing,
	Series A, Revenue Bond,
790,000	5.750%, 08/01/2037	839,699
1,500,000	5.000%, 08/01/2039	1,568,910

		8,182,952

	South Carolina - 0.28%
500,000	South Carolina Educational
	Facilities Authority for Private
	Nonprofit Institutions,
	Refunding, Revenue Bond,
	5.000%, 10/01/2012	541,145

	Tennessee - 0.55%
1,000,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,068,750

	Texas - 6.96%
45,000	Dallas, GO,
	5.000%, 02/15/2018	45,009
635,000	Forney Independent School District,
	GO, PSF-GTD Insured,
	0.000%, 08/15/2025 (a)	294,037
425,000	Harris County Industrial
	Development, Revenue Bond,
	5.000%, 02/01/2023	424,571

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,280,000	La Porte Independent School
	District, GO,
	5.250%, 02/15/2024	$1,407,283
200,000	Lower Colorado River Authority
	Texas, Series B, Refunding,
	Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	201,044
2,000,000	North East Independent School
	District, GO,
	5.250%, 02/01/2027	2,338,780
700,000	North Texas Tollway Authority,
	Series A, Refunded,
	Revenue Bond,
	6.000%, 01/01/2019	787,360
770,000	North Texas Tollway Authority,
	Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	853,376
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.375%, 02/01/2015	2,313,580
15,000	Socorro Independent School District,
	Unrefunded, GO,
	PSF-GTD Insured,
	5.375%, 08/15/2013	15,837
850,000	Texas Private Activity Surface
	Transportation Corp.,
	Revenue Bond,
	7.500%, 12/31/2031	929,101
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	566,645
750,000	Texas Turnpike Authority, Series A,
	Revenue Bond, AMBAC Insured,
	5.500%, 08/15/2039	752,572
1,000,000	Texas Water Development Board,
	Series B, Revenue Bond,
	5.250%, 07/15/2027	1,088,700
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,144,170
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	438,196

		13,600,261

Principal Amount		Value

	Utah - 0.37%
$630,000	Sandy City Utah Sales Tax Revenue,
	Refunding, Revenue Bond,
	5.000%, 09/15/2016	$719,139

	Virgin Islands - 0.26%
500,000	Virgin Islands Public Finance
	Authority, Series C, Refunding,
	Revenue Bond,
	5.000%, 10/01/2022	507,925

	Virginia - 2.07%
1,000,000	Arlington County Industrial
	Development Authority Hospital
	Facility Revenue, Refunding,
	Revenue Bond,
	4.000%, 07/01/2014	1,068,220
1,000,000	Henry County Public Service
	Authority Water & Sewer,
	Refunding, Revenue Bond,
	FSA Insured,
	5.500%, 11/15/2019	1,142,660
870,000	Tobacco Settlement Financing,
	Series B, Revenue Bond,
	5.000%, 06/01/2047	586,302
1,000,000	Virginia College Building Authority
	Educational Facilities,
	Revenue Bond,
	5.750%, 01/01/2034	1,236,560

		4,033,742

	Washington - 2.08%
1,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,056,920
1,000,000	Energy Northwest, Series A,
	Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	1,059,110
500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	524,165
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,431,700

		4,071,895

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	Wisconsin - 3.19%
$315,000	Badger Tobacco Asset Securitization,
	Revenue Bond,
	6.125%, 06/01/2027	$339,003
1,500,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	1,660,530
660,000	Wisconsin Health & Educational
	Facilities Authority, Refunding,
	Revenue Bond,
	5.125%, 02/15/2026	624,037
400,000	Wisconsin Health & Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	398,692
1,000,000	Wisconsin Transportation, Series A,
	Revenue Bond, FGIC Insured,
	5.500%, 07/01/2016	1,012,360
2,000,000	Wisconsin, Series A, Refunding,
	Revenue Bond,
	6.000%, 05/01/2033	2,193,220

		6,227,842

	Total Municipal Bonds
	(Cost $185,515,708)	190,508,775

Number of Shares

	SHORT TERM INVESTMENTS - 3.01%
	Money Market Funds - 3.01%
5,882,000	Fidelity Tax Exempt Portfolio
	Effective Yield, 0.08%	5,882,000

	Total Short Term Investments
	(Cost $5,882,000)	5,882,000

	Total Investments
	(Cost $191,397,708) - 100.54%	196,390,775
	Liabilities in Excess of Other
	Assets - (0.54)%	(1,061,824)

	TOTAL NET ASSETS - 100.00%	$195,328,951

Percentages are stated as a percent of net assets.
(a) Zero coupon bond

Glossary of Terms
AMBAC	- American Municipal Bond Assurance Corp.
ACA	- American Capital Access
CP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Financial Security Assurance, Inc.
GO	- General Obligation
MBIA	- Municipal Bond Investors Assurance Corp.
NATL-RE	- National Public Finance Guarantee Corporation
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Board Loan Fund

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 0.00%
	Oil & Gas - 0.00%
259	Semgroup Corporation (a)	$2,368

	Total Common Stocks
	(Cost $98,745)	2,368

	CONVERTIBLE PREFERRED
	STOCKS - 0.02%
	Automobiles - 0.02%
12,000	General Motors Corporation (b)	103,710
1,800	General Motors Corporation	15,467

		119,177

	Total Convertible Preferred Stocks
	(Cost $304,161)	119,177

	PREFERRED STOCKS - 0.28%
	Banks - 0.13%
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (c)(e)	738,212

	Diversified Financial Services - 0.15%
14,200	Citigroup Capital XII (a)	364,514
12,000	Corts Trust for Ford
	Motor Company	284,160
44,650	FHLMC (a)	56,705
1,300	FNMA (a)	2,178
32,350	FNMA (a)	41,085
74	GMAC - Preferred
	Blocker, Inc. (c)	56,411

		805,053

	Total Preferred Stocks
	(Cost $3,303,979)	1,543,265

Principal Amount

	ASSET BACKED SECURITIES - 3.72%
$350,000	AESOP Funding II LLC
	Series 2010-3A,
	4.640%, 05/20/2016 (c)	341,974
80,716	Conseco Finance
	Securitizations Corp.
	Series 2000-4,
	8.310%, 05/01/2032 (e)	60,944

Principal Amount		Value

	ASSET BACKED SECURITIES (Continued)
$191,664	Countrywide Asset-Backed
	Certificiates
	Series 2005-4,
	4.456%, 10/25/2035 (e)	$182,264
	Countrywide Home Equity
	Loan Trust
245,288	Series 2004-R,
	0.480%, 03/15/2030
	(Acquired 12/03/2004,
	Cost $245,288) (d)(e)	79,612
319,039	Series 2004-N,
	0.510%, 02/15/2034 (e)	140,302
348,122	Series 2004-O,
	0.510%, 02/15/2034 (e)	153,122
327,735	Series 2005-F,
	0.472%, 12/15/2035 (e)	113,872
337,079	Delta Air Lines, Inc.
	Pool #081022,
	6.821%, 08/10/2022	337,079
450,000	Hertz Vehicle Financing LLC
	Series 2009-2A,
	5.290%, 03/25/2016 (c)	470,192
1,483,238	Household Home Equity Loan Trust
	Series 2007-3,
	1.440%, 11/20/2036 (e)	1,345,709
	JetBlue Airways Corporation
620,787	Series 2004-2, G-1,
	0.625%, 02/15/2018 (e)	479,376
900,000	Series 2004-2, G-2,
	0.723%, 05/15/2018 (e)	639,000
822,163	Morgan Stanley
	Series M-1,
	1.249%, 10/25/2033 (e)	639,457
830,000	Nelnet, Inc.
	Series 2008-4,
	1.729%, 04/25/2024 (e)	874,279
	New Valley Generation
2,807,151	Series 2000-1,
	7.299%, 03/15/2019	3,249,277
7,259,432	Series 2001-1,
	5.572%, 05/01/2020	7,741,216

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2010

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
$161,577	Residential Asset Mortgage
	Products, Inc.
	Series FLT,
	0.709%, 03/25/2034 (e)	$100,019
550,000	SLC Student Loan Trust
	Series 2008-1,
	1.854%, 12/15/2032 (e)	579,759
400,000	SLM Private Loan Trust
	Series 2003-7,
	1.454%, 12/15/2033 (c)(e)	405,258
1,500,000	SLM Student Loan Trust
	Series 2006-7,
	0.319%, 04/25/2022 (e)	1,488,304
1,000,000	South Carolina Student Loan Corporation
	Series 2005-A,
	0.352%, 12/01/2018 (e)	983,541
	Total Asset Backed Securities
	(Cost $20,956,710)	20,404,556
	COLLATERALIZED MORTGAGE OBLIGATIONS - 12.76%
423,253	Accredited Mortgage Loan Trust
	Series 2005-3,
	0.469%, 09/25/2035 (e)	375,401
30,368	Adjustable Rate Mortgage Trust
	Series 2004-5,
	3.175%, 04/25/2035 (e)	25,296
	Bank of America Corporation
589,556	Series 2005-B,
	4.010%, 04/20/2035 (e)	407,467
2,500,000	Series 2005-6,
	5.179%, 09/10/2047 (e)	2,605,516
110,000	Series 2007-5,
	5.620%, 02/10/2051	113,979
149,314	BCAP LLC Trust
	Series 2006-RR1,
	0.886%, 11/25/2036 (e)	132,441
	Bear Stearns Trust
52,667	Series 2004-1,
	3.059%, 04/25/2034 (e)	47,337
432,889	Series 2004-9,
	2.623%, 09/25/2034 (e)	344,245

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$771,393	Series 2005-2,
	3.074%, 04/25/2035 (e)	$577,390
1,736,431	Series 2006-4,
	3.428%, 10/25/2036 (e)	1,024,554
3,014,057	Series FLT,
	5.905%, 09/25/2047 (e)	1,738,369
	Chase Mortgage Financial Trust
311,926	Series 2007-A1,
	3.545%, 02/25/2037 (e)	289,846
1,158,413	Series 2007-A1,
	3.642%, 02/25/2037 (e)	1,089,316
1,530,226	Series 2007-A1,
	3.824%, 02/25/2037 (e)	1,391,013
1,463,216	Series 2007-A1,
	4.125%, 02/25/2037 (e)	1,391,058
965,336	Series 2007-A1,
	4.562%, 02/25/2037 (e)	966,541
	CIT Mortgage Loan Trust
745,111	Pool #2007A1,
	1.246%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $745,111) (d)(e)	503,752
550,000	Pool #2007A2,
	1.479%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $550,000) (d)(e)	140,240
1,000,000	Pool #2007A3,
	1.679%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $1,000,000) (d)(e)	268,201
2,000,000	Commercial Mortgage Pass Through
	2005-LP5, 4.982%, 05/10/2043 (e)	2,071,739
	Countrywide Alternative Loan Trust
1,267,433	Series 2005-27,
	2.031%, 08/25/2035 (e)	699,654
618,520	Series 2005-36,
	4.794%, 08/25/2035 (e)	390,726
301,803	Series 2005-38,
	1.963%, 09/25/2035 (e)	176,432
591,876	Series 2005-51,
	0.024%, 11/20/2035 (e)	343,460

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2010

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,791,052	Series 2005-62,
	0.546%, 12/25/2035 (e)	$954,406
1,183,213	Series 2005-63,
	5.257%, 12/25/2035 (e)	790,785
2,298,473	Series 2007-16CB,
	6.000%, 08/25/2037	1,581,194
1,397,535	Series 2006-OA10,
	0.436%, 08/25/2046 (e)	683,023
	Countrywide Home Loans, Inc.
131,532	Series 2003-52,
	3.421%, 02/19/2034 (e)	115,330
47,435	Series 2004-HYB6,
	3.527%, 11/20/2034 (e)	38,918
321,728	Series 2005-11,
	0.546%, 03/25/2035 (e)	181,554
750,239	Series 2005-R1,
	0.606%, 03/25/2035 (c)(e)	600,258
472,175	Series 2005-11,
	3.791%, 04/25/2035 (e)	232,810
27,898	First Horizon Mortgage Trust
	Series FLT,
	3.007%, 12/25/2034 (e)	26,830
1,726,014	First Union National Bank
	Commercial Mortgage
	Series 2000-C2,
	7.202%, 10/15/2032	1,745,378
	GMAC Mortgage, LLC
1,947,761	Series FLT,
	0.979%, 02/25/2031 (c)(e)	1,406,571
1,290,000	Series 1998-C2,
	6.500%, 05/15/2035	1,348,448
605,401	Series 2007-HE3,
	7.000%, 09/25/2037	316,053
2,500,000	Series 2002-C1,
	6.278%, 11/15/2039	2,633,982
646,442	Granite Master Issuer Plc
	Series 2007-2,
	0.320%, 12/17/2054 (e)	596,878
773,813	GS Mortgage Securities Corporation
	Series 2005-GG4,
	4.680%, 07/10/2039	801,166

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$895,675	GSMPS Mortgage Loan Trust
	Series 2005-RP1,
	0.596%, 01/25/2035 (c)(e)	$742,783
	Harborview Mortgage Loan Trust
1,168,091	Series 2005-10,
	0.547%, 11/19/2035 (e)	706,637
222,836	Series 2005-16,
	0.477%, 01/19/2036 (e)	122,173
	IMPAC Secured Assets Corp.
846,106	Series 2005-6,
	0.496%, 10/25/2035 (e)	492,066
985,262	Series 2005-2,
	0.549%, 03/25/2036 (e)	483,184
	IndyMac Mortgage Loan Trust
371,072	Series 2005-AR15,
	5.099%, 09/25/2035 (e)	279,799
1,724,574	Series 2007-AR15,
	5.552%, 08/25/2037 (e)	843,889
1,128,274	Series 2007-AR7,
	6.143%, 11/25/2037 (e)	829,325
565,624	Series 2005-AR16IP,
	0.566%, 07/25/2045 (e)	317,264
1,500,000	JPMorgan Commercial Mortgage
	Series 2005-LDP2,
	4.738%, 07/15/2042	1,518,338
	JPMorgan Mortgage Trust
523,465	Series 2007-A1,
	3.441%, 07/25/2035 (e)	490,186
535,602	Series 2007-A1,
	4.011%, 07/25/2035 (e)	488,122
485,961	Series 2007-A1,
	4.071%, 07/25/2035 (e)	454,662
	Lehman Brothers Trust
1,602,624	Series 2005-5N,
	0.546%, 11/25/2035 (e)	1,016,157
193,667	Series 2005-7N,
	0.516%, 12/25/2035 (e)	124,813
2,557,867	Series 2007-16N,
	1.096%, 09/25/2047 (e)	1,389,354

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$600,000	Lehman Brothers-UBS Commercial
	Mortgage Trust
	Series 2005-C3,
	4.664%, 07/15/2030	$621,212
3,100,000	Master Adjustable Rate Mortgages
	Series 2004-13,
	3.096%, 11/21/2034 (e)	2,736,085
419,625	Master Reperforming Loan Trust
	Series 2005-1,
	7.000%, 08/25/2034 (c)	398,788
1,000,000	Merrill Lynch Mortgage Trust
	Series 2006-C1,
	5.656%, 05/12/2039 (e)	1,041,056
	MLCC Mortgage Investors, Inc.
605,688	Series 2004-A3,
	5.050%, 05/25/2034 (e)	593,924
716,459	Series 2005-1,
	2.479%, 04/25/2035 (e)	637,993
1,000,000	Series 2007-7,
	5.747%, 06/12/2050 (e)	918,728
2,000,000	Morgan Stanley
	Series 2005-HQ7,
	5.208%, 11/14/2042 (e)	2,055,229
	Prime Mortgage Trust
1,027,793	Series 2006-DR1,
	5.500%, 05/25/2035 (c)	997,654
2,033,589	Series 2006-DR1,
	5.500%, 05/25/2035 (c)	1,882,305
426,274	Series 2006-DR1,
	6.000%, 05/25/2035 (c)	417,174
2,063,988	Series 2006-DR1,
	6.000%, 05/25/2035 (c)	1,741,884
	Residential Accredit Loans, Inc.
3,588,426	Series 2007-QH9,
	6.454%, 11/25/2037 (e)	1,673,401
1,127,524	Series 2005-QO4,
	0.526%, 12/25/2045 (e)	615,043
1,407,663	Series 2005-QO5,
	1.463%, 01/25/2046 (e)	789,265

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$437,607	Residential Asset Mortgage
	Products, Inc.
	Series 2004-SL4,
	7.500%, 07/25/2032	$425,262
1,144,996	Residential Funding Mortgage
	Series FLT,
	5.200%, 09/25/2035 (e)	966,835
	Structured Adjustable Rate
	Mortgage Loan
85,211	Series FLT,
	2.915%, 05/25/2034 (e)	76,978
25,436	Series FLT,
	2.582%, 09/25/2034 (e)	21,790
	Washington Mutual
106,117	Series 2004-AR3,
	3.080%, 06/25/2034 (e)	99,061
1,700,000	Series 2005-AR4,
	4.160%, 04/25/2035 (e)	1,239,218
1,025,096	Series 2007-HY4,
	5.508%, 09/25/2036 (e)	831,443
1,816,539	Series 2007-HY2,
	5.558%, 12/25/2036 (e)	1,272,322
978,349	Series 2005-AR8,
	0.536%, 07/25/2045 (e)	756,925
1,046,101	Series 2005-AR13,
	0.536%, 10/25/2045 (e)	808,061
1,103,388	Series 2005-AR15,
	0.509%, 11/25/2045 (e)	741,090
1,093,701	Series 2005-AR17,
	0.516%, 12/25/2045 (e)	836,357
856,068	Series 2005-AR19,
	0.516%, 12/25/2045 (e)	654,037
	Wells Fargo Company
662,225	Series 2005-AR16,
	3.305%, 10/25/2035 (e)	638,587
2,826,081	Series 2007-PA6,
	6.462%, 12/28/2037 (e)	1,982,417

	Total Collateralized Mortgage
	Obligations (Cost $89,496,864)	69.936,433

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CONVERTIBLE BONDS - 0.29%
	Metals & Mining - 0.29%
$1,625,000	Transocean, Inc.
	1.500%, 12/15/2037	$1,594,531

	Total Convertible Bonds
	(Cost $1,582,214)	1,594,531

	CORPORATE BONDS - 30.92%
	Aerospace & Defense - 0.07%
	Boeing Co.
240,000	6.000%, 03/15/2019	265,231
110,000	4.875%, 02/15/2020	112,765

		377,996

	Airlines - 0.04%
180,000	United Airlines, Inc.
	9.750%, 01/15/2017	189,450

	Auto Components - 0.05%
250,000	The Goodyear Tire &
	Rubber Company
	9.000%, 07/01/2015 (b)	259,375

	Automobiles - 0.11%
260,000	DaimlerChrysler N.A.
	5.875%, 03/15/2011	270,563
	General Motors Corporation
2,420,000	8.250%, 07/15/2023 (f)	299,371
250,000	8.375%, 07/05/2033 (f)	40,766
30,000	8.375%, 07/15/2033 (f)	3,241

		613,941

	Banks - 6.63%
2,400,000	Achmea Hypotheekbank NV
	3.200%, 11/03/2014 (c)	2,433,180
270,000	AIFUL Corporation
	5.000%, 08/10/2010 (c)	259,200
750,000	ANZ Capital Trust
	5.360%, 12/15/2053 (c)	743,799
2,800,000	ANZ National Bank Ltd.
	3.250%, 04/02/2012 (c)	2,900,251
30,000	BAC Capital Trust
	5.630%, 12/31/2099 (e)	22,800
270,000	Bank of Tokyo-Mitsubishi UFJ
	3.850%, 01/22/2015 (c)	273,115

Principal Amount		Value

	Banks (Continued)
	Barclays Bank Plc
$340,000	5.200%, 07/10/2014	$363,412
160,000	6.050%, 12/04/2017 (c)	165,255
980,000	Credit Agricole SA
	8.375%, 12/31/2049 (c)(e)	1,065,750
1,200,000	Dexia Credit Local
	2.750%, 01/10/2014 (c)	1,211,695
500,000	Fifth Third Bancorp
	0.360%, 05/17/2013 (e)	467,324
	Glitnir Bank
370,000	6.330%, 07/28/2011
	(Acquired 07/21/2006,
	Cost $370,000) (d)(f)	26,477
760,000	6.693%, 06/15/2016
	(Acquired 06/14/2006 and
	06/21/2006, Cost $758,848) (d)(f)	685
	ICICI Bank Ltd.
254,000	6.375%, 04/30/2022 (c)(e)	239,814
140,000	6.375%, 04/30/2022 (e)	131,998
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011
	(Acquired 09/28/2006,
	Cost $129,288) (d)(f)	8,820
1,990,000	7.625%, 02/28/2015
	(Acquired 02/25/2008,
	Cost $1,708,395) (d)(f)	156,436
250,000	7.125%, 05/19/2016
	(Acquired 05/12/2006,
	Cost $248,680) (d)(f)	461
2,200,000	Kreditanstalt Fur Wiederaufbau
	1.875%, 01/14/2013	2,209,528
1,080,000	Landsbanki Islands Hf
	6.100%, 08/25/2011
	(Acquired 08/22/2006,
	Cost $1,079,719) (d)(f)	6,451
	Lloyds TSB Bank Plc
1,055,000	4.375%, 01/12/2015 (c)	1,041,107
430,000	5.800%, 01/13/2020 (c)	420,316
1,500,000	Macquarie Bank Ltd.
	3.300%, 07/17/2014 (c)	1,521,830
	Nordea Bank AB
430,000	3.700%, 11/13/2014 (c)	433,707
250,000	4.875%, 01/27/2020 (c)	248,386

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Banks (Continued)
$1,100,000	North American Development Bank
	4.375%, 02/11/2020	$1,075,554
650,000	PNC Bank N.A.
	6.875%, 04/01/2018	721,980
470,000	Rabobank Nederland
	11.000%, 12/31/2049 (c)(e)	606,597
	Resona Bank
525,000	5.850%, 09/29/2049
	(Acquired 09/08/2005,
	Cost $524,633) (d)(e)	496,175
450,000	4.125%, 12/31/2049
	(Acquired 10/05/2005,
	Cost $536,375) (d)(e)	589,562
410,000	Resona Preferred Global Securities
	7.191%, 12/31/2049 (c)(e)	384,719
	Royal Bank of Scotland Group PLC
3,000,000	1.500%, 03/30/2012 (c)	2,998,887
1,100,000	2.625%, 05/11/2012 (c)	1,123,635
140,000	5.000%, 11/12/2013	136,117
625,000	4.875%, 08/25/2014 (c)	629,628
50,000	5.000%, 10/01/2014	47,897
220,000	4.875%, 03/16/2015	220,185
530,000	6.400%, 10/21/2019 (b)	530,803
200,000	7.640%, 03/31/2049 (e)	127,000
990,000	9.118%, 03/31/2049	908,325
140,000	Russian Agriculture Bank
	6.299%, 05/15/2017 (c)	145,936
560,000	Santander Issuances SA
	5.805%, 06/20/2016 (c)(e)	558,915
600,000	Shinsei Finance Cayman Ltd.
	6.418%, 07/20/2048 (c)(e)	416,567
300,000	Sovereign Bank
	1.959%, 08/01/2013 (e)	296,409
280,000	Suntrust Capital
	6.100%, 12/01/2066 (e)	231,123
300,000	U.S. Bank, N.A.
	4.375%, 02/28/2017 (e)	410,874
	U.S. Central Federal Credit
1,200,000	1.250%, 10/19/2011	1,207,645
800,000	1.900%, 10/19/2012	807,870
360,000	UBS AG, Stamford Branch
	3.875%, 01/15/2015	355,535

Principal Amount		Value

	Banks (Continued)
	Wells Fargo Company
$840,000	9.750%, 09/26/2013 (e)	$945,000
400,000	7.700%, 12/29/2049 (e)	415,000
440,000	5.950%, 12/01/2086	405,608
1,900,000	Westpac Banking Corp.
	1.900%, 12/14/2012 (c)	1,925,019
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (c)(e)	664,875
575,000	6.450%, 12/15/2065 (c)(e)	554,875

		36,290,112

	Beverages - 0.73%
	Anheuser-Busch InBev NV
675,000	7.200%, 01/15/2014 (c)	773,947
875,000	4.125%, 01/15/2015	901,260
450,000	5.375%, 01/15/2020	465,093
140,000	5.000%, 04/15/2020 (c)	140,706
960,000	Diageo Plc
	7.375%, 01/15/2014	1,117,350
470,000	PepsiCo, Inc.
	7.900%, 11/01/2018	583,065

		3,981,421

	Business Services - 0.01%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	46,805
10,000	Lamar Media Corp.
	6.625%, 08/15/2015	9,662

		56,467

	Capital Markets - 2.01%
500,000	Ameriprise Financial, Inc.
	5.300%, 03/15/2020	506,792
	Bear Stearns Companies, Inc.
620,000	6.400%, 10/02/2017	685,953
2,705,000	7.250%, 02/01/2018	3,130,910
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	201,502
80,000	5.450%, 11/01/2012	86,532
1,240,000	5.375%, 03/15/2020	1,230,871
50,000	5.793%, 12/31/2099 (e)	42,625

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Capital Markets (Continued)
	Lehman Brothers Holdings, Inc.
$120,000	5.250%, 02/06/2012 (f)	$20,086
1,820,000	6.750%, 12/28/2017 (f)	9
370,000	3.019%, 08/19/2065 (f)	2
270,000	5.857%, 12/29/2099 (f)	2
	Merrill Lynch Co.
550,000	6.400%, 08/28/2017	580,513
1,075,000	6.875%, 04/25/2018	1,160,295
	Morgan Stanley
340,000	5.625%, 01/09/2012	360,268
500,000	5.750%, 08/31/2012	536,744
230,000	0.701%, 10/18/2016 (e)	210,626
600,000	5.950%, 12/28/2017	617,373
1,250,000	6.625%, 04/01/2018	1,335,298
380,000	Wachovia Capital Trust
	5.800%, 03/15/2042 (e)	325,850

		11,032,251

	Chemicals - 0.23%
	Dow Chemical Co.
800,000	7.600%, 05/15/2014	914,090
300,000	5.900%, 02/15/2015	325,132
40,000	Westlake Chemical Corp.
	6.625%, 01/15/2016	39,200

		1,278,422

	Commercial Services & Supplies - 0.14%
375,000	Allied Waste North America, Inc.
	7.125%, 05/15/2016	407,851
325,000	Waste Management, Inc.
	6.375%, 11/15/2012	360,322

		768,173

	Communications - 0.10%
295,000	British Telecommunications Plc
	9.125%, 12/15/2010	311,581
40,000	News America Marketing, Inc.
	6.650%, 11/15/2037	42,204
110,000	Rogers Cable, Inc.
	6.750%, 03/15/2015	125,368
50,000	Verizon Global Funding Corp.
	7.375%, 09/01/2012	56,653

		535,806

Principal Amount		Value

	Containers & Packaging - 0.04%
$220,000	Ball Corp.
	6.750%, 09/15/2020	$224,950

	Diversified Consumer Services - 0.36%
1,800,000	Leaseplan Corp. NV
	3.000%, 05/07/2012 (c)	1,860,912
130,000	Service Corporation International
	7.500%, 04/01/2027	119,600

		1,980,512

	Diversified Financial Services - 5.49%
	American Express Co.
60,000	8.125%, 05/20/2019 (b)	72,794
440,000	6.800%, 09/01/2066 (e)	432,300
	American Express Credit Corp.
60,000	5.875%, 05/02/2013	65,040
10,000	5.125%, 08/25/2014	10,628
210,000	American General Finance
	6.900%, 12/15/2017	184,204
	Bank of America Corporation
360,000	7.400%, 01/15/2011	376,775
1,100,000	4.500%, 04/01/2015	1,110,404
330,000	5.420%, 03/15/2017	326,587
550,000	8.000%, 01/30/2018 (e)	561,991
110,000	7.625%, 06/01/2019 (b)	126,037
14,000	8.125%, 12/29/2049 (e)	14,302
160,000	Boeing Capital Corp.
	4.700%, 10/27/2019	161,176
690,000	Caterpillar Financial Services Corp.
	6.200%, 09/30/2013	779,886
	Citigroup Funding, Inc.
3,100,000	1.875%, 10/22/2012	3,126,669
400,000	1.875%, 11/15/2012	403,155
	Citigroup, Inc.
575,000	5.850%, 07/02/2013	604,702
1,030,000	6.500%, 08/19/2013	1,111,195
1,920,000	5.000%, 09/15/2014	1,919,184
950,000	6.875%, 03/05/2038	962,958
350,000	Deutsche Telekom International Finance B.V.
	5.750%, 03/23/2016	376,727
550,000	Discover Bank
	8.700%, 11/18/2019	603,396

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Diversified Financial Services (Continued)
$350,000	First Niagara Financial Group, Inc.
	6.750%, 03/19/2020	$354,330
	Ford Motor Credit Company LLC
190,000	7.500%, 08/01/2012	196,845
540,000	12.000%, 05/15/2015	645,770
	GE Capital Corp.
650,000	0.514%, 09/15/2014 (e)	618,479
1,160,000	6.375%, 11/15/2067 (e)	1,096,200
1,700,000	General Motors Acceptance Corporation
	6.875%, 09/15/2011	1,724,225
956,000	GMAC LLC
	6.625%, 05/15/2012	975,120
4,270,000	GMAC Mortgage, LLC
	1.750%, 10/30/2012	4,297,392
	JPMorgan Chase & Co.
500,000	6.125%, 06/27/2017	539,022
575,000	6.000%, 01/15/2018	625,256
500,000	JPMorgan Chase Cap XXV
	6.800%, 10/01/2037	499,251
925,000	Prudential Financial, Inc.
	3.875%, 01/14/2015	924,259
	SLM Corp.
1,750,000	5.000%, 10/01/2013	1,673,189
260,000	4.246%, 04/01/2014 (e)	225,358
1,140,000	5.375%, 05/15/2014	1,080,770
120,000	5.050%, 11/14/2014	111,158
20,000	5.000%, 04/15/2015	18,230
100,000	5.625%, 08/01/2033	77,383
1,214,000	UBS AG
	0.000%, 12/31/2017 (credit linked
	to a Republic of Brazil Treasury
	Security and IPCA Index Units)
	(Acquired 12/01/2007,
	Cost $327,072) (d)(j)	393,273
675,000	Westfield Capital Corp.
	4.375%, 11/15/2010 (c)	685,606

		30,091,226

Principal Amount		Value

	Diversified Telecommunication Services - 1.55%
	America Movil S.A.B. de C.V.
$200,000	5.625%, 11/15/2017	$212,276
100,000	5.000%, 03/30/2020 (c)	99,087
	AT&T, Inc.
310,000	5.500%, 02/01/2018	329,635
40,000	5.800%, 02/15/2019 (b)	42,832
320,000	6.550%, 02/15/2039	337,516
30,000	BellSouth Corp.
	4.750%, 11/15/2012	32,008
195,000	Cricket Communications, Inc.
	7.750%, 05/15/2016	203,287
100,000	Intelsat Corp.
	9.250%, 08/15/2014	103,000
	Intelsat Ltd.
30,000	9.500%, 06/15/2016	32,100
75,000	8.500%, 11/01/2019 (c)	79,125
520,000	KPN Mobile NV
	8.375%, 10/01/2030	647,240
425,000	Qwest Corp.
	8.375%, 05/01/2016	480,250
70,000	Rogers Communications, Inc.
	6.800%, 08/15/2018	79,758
240,000	Rogers Wireless Communications, Inc.
	6.375%, 03/01/2014	266,576
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	444,039
	Sprint Capital Corp.
830,000	8.375%, 03/15/2012	867,350
40,000	8.750%, 03/15/2032	37,300
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	472,641
200,000	4.950%, 09/30/2014	205,371
190,000	5.250%, 10/01/2015	194,770
430,000	6.999%, 06/04/2018 (b)	465,771
875,000	Telefonica Emisiones SAU
	6.421%, 06/20/2016	973,312
	Verizon Communications, Inc.
80,000	5.500%, 02/15/2018	84,926
140,000	8.950%, 03/01/2039	190,444
740,000	Verizon New York, Inc.
	6.875%, 04/01/2012	806,126
40,000	Verizon Wireless Cap LLC
	8.500%, 11/15/2018	49,986

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Diversified Telecommunication
	Services (Continued)
$200,000	VIP Finance Vipelcom
	9.125%, 04/30/2018	$227,800
515,000	Windstream Corp.
	8.625%, 08/01/2016	529,163

		8,493,689

	Electric Utilities - 1.61%
	AES Corp.
47,000	7.750%, 03/01/2014	48,293
190,000	7.750%, 10/15/2015	194,275
860,000	8.000%, 06/01/2020 (b)	861,075
675,000	Arizona Pubic Service Co.
	8.750%, 03/01/2019	819,343
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	452,213
250,000	6.950%, 07/15/2018	276,295
	Energy Future Holdings Corp.
10,000	10.875%, 11/01/2017	7,475
3,865,184	11.250%, 11/01/2017	2,647,651
270,000	6.500%, 11/15/2024	141,750
575,000	6.550%, 11/15/2034	299,000
75,000	Exelon Corp.
	5.625%, 06/15/2035	69,873
	FirstEnergy Corp.
9,000	6.450%, 11/15/2011	9,550
1,265,000	7.375%, 11/15/2031	1,312,707
375,000	Nevada Power Co.
	5.875%, 01/15/2015	408,920
	Pacific Gas & Electric Co.
470,000	5.625%, 11/30/2017	506,773
290,000	5.800%, 03/01/2037	288,729
400,000	Progress Energy, Inc.
	7.750%, 03/01/2031	473,002

		8,816,924

	Electrical Equipment - 0.16%
100,000	L-3 Communications Holdings, Inc.
	6.375%, 10/15/2015 (b)	103,125
	Tyco International Group
130,000	6.750%, 02/15/2011	136,334
455,000	6.375%, 10/15/2011	490,408

Principal Amount		Value

	Electrical Equipment (Continued)
$105,000	Tyco International Ltd.
	6.875%, 01/15/2021	$120,218

		850,085

	Electronic Equipment & Instruments - 0.17%
850,000	Agilent Technologies, Inc.
	5.500%, 09/14/2015	912,239
10,000	Freescale Semiconductor, Inc.
	8.875%, 12/15/2014	9,600

		921,839

	Energy Equipment & Services - 0.20%
500,000	Baker Hughes, Inc.
	7.500%, 11/15/2018 (b)	598,735
190,000	Complete Production Services
	8.000%, 12/15/2016	189,050
	Geophysique
155,000	7.500%, 05/15/2015	156,163
90,000	7.750%, 05/15/2017	90,450
50,000	Pride International, Inc.
	7.375%, 07/15/2014	51,750

		1,086,148

	Food & Staples Retailing - 0.25%
	CVS Caremark Corporation
500,000	6.600%, 03/15/2019	559,967
764,172	6.943%, 01/10/2030	812,508

		1,372,475

	Food Products - 0.42%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	369,375
	Kraft Foods, Inc.
400,000	6.125%, 08/23/2018	436,624
1,100,000	5.375%, 02/10/2020	1,120,116
375,000	6.500%, 02/09/2040	389,908

		2,316,023

	Health Care Equipment & Supplies - 0.15%
	Boston Scientific Corp.
375,000	4.500%, 01/15/2015	359,768
150,000	6.000%, 01/15/2020	141,960
125,000	7.000%, 11/15/2035	112,766
200,000	Medtronic, Inc.
	4.450%, 03/15/2020	199,439

		813,933

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Health Care Providers & Services - 0.58%
$180,000	Community Health Systems, Inc.
	8.875%, 07/15/2015	$186,750
205,000	Davita, Inc.
	6.625%, 03/15/2013	207,306
250,000	FMC Finance III SA
	6.875%, 07/15/2017	261,250
	HCA, Inc.
13,000	6.300%, 10/01/2012	13,049
234,000	6.250%, 02/15/2013	233,415
460,000	6.750%, 07/15/2013	462,300
40,000	9.125%, 11/15/2014	42,350
340,000	9.250%, 11/15/2016	362,312
72,579	9.625%, 11/15/2016	77,932
500,000	7.875%, 02/15/2020 (c)	524,687
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015	571,133
160,000	UnitedHealth Group, Inc.
	6.000%, 02/15/2018	171,100
50,000	WellPoint, Inc.
	5.875%, 06/15/2017	53,763

		3,167,347

	Hotels, Restaurants & Leisure - 0.07%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014 (b)	57,037
160,000	7.125%, 02/01/2016 (b)	134,400
60,000	Inn of the Mountain Gods
	Resort & Casino
	12.000%, 11/15/2010
	(Acquired 03/01/2005 and
	05/18/2005, Cost $61,343) (f)(n)	17,940
	MGM Mirage, Inc.
20,000	8.500%, 09/15/2010	20,225
20,000	10.375%, 05/15/2014 (c)	22,150
20,000	6.625%, 07/15/2015	16,650
30,000	7.625%, 01/15/2017 (b)	25,125
50,000	11.125%, 11/15/2017 (c)	56,500
	Station Casinos, Inc.
25,000	6.875%, 03/01/2016
	(Acquired 12/13/2006,
	Cost $25,577) (f)(n)	486

Principal Amount		Value

	Hotels, Restaurants & Leisure (Continued)
$190,000	7.750%, 08/15/2016
	(Acquired 05/02/2007,
	Cost $193,093) (f)(n)	$42,574

		393,087

	Household Durables - 0.09%
	Whirlpool Corp.
200,000	8.000%, 05/01/2012	219,918
250,000	8.600%, 05/01/2014	290,387

		510,305

	Industrials - 0.14%
340,000	Reed Elsevier Capital
	8.625%, 01/15/2019	424,854
310,000	Roche Holding, Inc.
	6.000%, 03/01/2019 (c)	343,187

		768,041

	Insurance - 1.24%
	American International Group, Inc.
130,000	5.850%, 01/16/2018	120,976
390,000	8.250%, 08/15/2018	409,837
150,000	6.250%, 03/15/2087	111,750
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	402,130
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (c)	80,944
200,000	AXA Group
	6.463%, 12/31/2049 (b)(c)(e)	176,000
490,000	Berkshire Hathaway Inc.
	3.200%, 02/11/2015	494,734
250,000	Endurance Specialty Holdings Ltd.
	6.150%, 10/15/2015	267,222
300,000	Hartford Financial Services
	Group, Inc.
	6.625%, 03/30/2040	296,135
1,200,000	Metlife, Inc.
	6.400%, 12/15/2066	1,092,000
1,025,000	Northwestern Mutual Life
	Insurance Co.
	6.063%, 03/30/2040
	(Acquired 03/23/2010,
	Cost $1,025,000) (d)	1,032,208

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Insurance (Continued)
$450,000	QBE Insurance Group Ltd.
	5.647%, 07/01/2023
	(Acquired 08/23/2004,
	Cost $441,198) (d)(e)	$419,564
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065 (e)	275,956
360,000	Teachers Insurance &
	Annuity Association
	6.850%, 12/16/2039 (c)	391,800
375,000	Transatlantic Holdings, Inc.
	8.000%, 11/30/2039	384,352
840,000	Travelers Companies, Inc.
	6.250%, 03/15/2067 (e)	828,006

		6,783,614

	IT Services - 0.11%
575,000	Fiserv, Inc.
	6.125%, 11/20/2012	626,186

	Machinery - 0.00%
20,000	American Achievement Corp.
	8.250%, 04/01/2012 (c)	19,900

	Media - 1.29%
	Comcast Cable Communications
	Holdings, Inc.
320,000	8.875%, 05/01/2017	387,586
500,000	9.455%, 11/15/2022	669,439
	Comcast Corp.
220,000	6.500%, 01/15/2015	247,900
50,000	6.500%, 01/15/2017	55,662
20,000	5.875%, 02/15/2018	21,409
650,000	Comcast Holdings Corp.
	10.625%, 07/15/2012	763,043
	CSC Holdings, Inc.
125,000	7.625%, 04/01/2011 (b)	131,094
30,000	8.625%, 02/15/2019 (c)	33,000
525,000	DIRECTV Holdings LLC
	6.350%, 03/15/2040 (c)	522,881
95,000	Dish DBS Corp.
	7.875%, 09/01/2019	99,275
	EchoStar DBS Corporation
40,000	6.625%, 10/01/2014	40,400
125,000	7.750%, 05/31/2015	131,250
500,000	7.125%, 02/01/2016	511,875

Principal Amount		Value

	Media (Continued)
$285,000	The Reynolds Group, Inc.
	7.750%, 10/15/2016 (c)	$294,262
70,000	Sun Media Corp.
	7.625%, 02/15/2013	69,037
	Time Warner Cable, Inc.
310,000	6.875%, 05/01/2012	341,153
540,000	5.850%, 05/01/2017	579,045
150,000	8.750%, 02/14/2019 (b)	186,328
530,000	8.250%, 04/01/2019	642,406
210,000	6.750%, 06/15/2039	221,011
750,000	Time Warner, Inc.
	4.875%, 03/15/2020	734,199
90,000	TL Acquisitions, Inc.
	10.500%, 01/15/2015 (c)	86,850
251,000	WPP Finance UK
	8.000%, 09/15/2014	288,670

		7,057,775

	Metals & Mining - 1.04%
260,000	Alcoa, Inc.
	6.000%, 07/15/2013 (b)	277,540
	Anglo American Capital Plc
144,000	9.375%, 04/08/2014 (c)	173,124
350,000	9.375%, 04/08/2019 (c)	446,517
650,000	ArcelorMittal SA
	6.125%, 06/01/2018	683,405
200,000	Barrick Gold Corp.
	6.950%, 04/01/2019 (b)	229,231
640,000	BHP Billiton Ltd.
	6.500%, 04/01/2019	732,980
100,000	Codelco
	4.750%, 10/15/2014 (c)	105,188
	Freeport-McMoRan Copper &
	Gold, Inc.
10,000	8.250%, 04/01/2015	10,899
895,000	8.375%, 04/01/2017	997,022
670,000	Rio Tinto Ltd.
	6.500%, 07/15/2018	755,357
	Steel Dynamics, Inc.
5,000	7.375%, 11/01/2012	5,225
150,000	6.750%, 04/01/2015 (b)	151,875
60,000	7.625%, 03/15/2020 (c)	61,800

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Metals & Mining (Continued)
	Teck Resources Ltd
$25,000	9.750%, 05/15/2014	$29,750
20,000	10.250%, 05/15/2016	23,900
540,000	10.750%, 05/15/2019	664,200
300,000	Vedanta Resources Plc
	8.750%, 01/15/2014 (c)	330,750

		5,678,763

	Multi-Utilities - 0.40%
225,000	Calpine Construction Finance
	Co. LP
	8.000%, 06/01/2016 (c)	231,187
	CenterPoint Energy, Inc.
50,000	7.250%, 09/01/2010	51,108
475,000	7.875%, 04/01/2013	544,270
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	82,202
300,000	5.700%, 09/17/2012	325,260
260,000	8.875%, 01/15/2019 (b)	328,538
25,000	Duke Energy Corp.
	5.625%, 11/30/2012	27,396
	Edison Mission Energy
90,000	7.750%, 06/15/2016	66,150
70,000	7.000%, 05/15/2017	49,175
220,000	7.200%, 05/15/2019	152,900
80,000	7.625%, 05/15/2027	51,600
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	227,250
30,000	7.375%, 02/01/2016	29,850
20,000	7.375%, 01/15/2017	19,850

		2,186,736

	Oil & Gas - 3.85%
	Amerada Hess Corp.
160,000	7.875%, 10/01/2029	192,221
350,000	7.300%, 08/15/2031	399,963
130,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036	132,911
480,000	Apache Corp.
	6.000%, 09/15/2013	538,217
700,000	Boardwalk Pipelines LP
	5.875%, 11/15/2016	751,464

Principal Amount		Value

	Oil & Gas (Continued)
	BP Capital PLC
$680,000	5.250%, 11/07/2013	$748,905
210,000	3.875%, 03/10/2015	218,345
25,000	Canadian Natural Resources Ltd.
	5.150%, 02/01/2013	26,860
	Chesapeake Energy Corp.
60,000	6.375%, 06/15/2015	59,250
80,000	6.250%, 01/15/2018	76,600
155,000	7.250%, 12/15/2018	155,775
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	75,538
	ConocoPhillips
350,000	6.000%, 01/15/2020	389,513
490,000	6.500%, 02/01/2039	549,246
180,000	Consol Energy, Inc.
	8.250%, 04/01/2020 (c)	185,850
386,100	Dolphin Energy Ltd.
	5.888%, 06/15/2019 (c)	397,419
55,000	Dynegy, Inc.
	7.750%, 06/01/2019	41,800
	El Paso Corp.
275,000	7.000%, 06/15/2017	282,037
217,000	7.800%, 08/01/2031	214,358
355,000	7.750%, 01/15/2032	350,602
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	437,231
59,000	8.375%, 06/15/2032	69,346
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (c)	1,113,094
1,150,000	Energy Transfer Partners LP
	5.950%, 02/01/2015	1,250,753
	Enterprise Products Operating LP
375,000	8.375%, 08/01/2066 (e)	381,088
450,000	7.034%, 01/15/2068 (e)	428,689
400,000	Hess Corp.
	8.125%, 02/15/2019	488,382
1,085,000	Kerr Mcgee Corp.
	7.875%, 09/15/2031	1,263,887
	Kinder Morgan Energy Partners
360,000	6.750%, 03/15/2011	378,326
110,000	5.850%, 09/15/2012	119,578
60,000	6.000%, 02/01/2017	64,527
410,000	Noble Energy, Inc.
	8.250%, 03/01/2019	497,367

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
$790,000	Occidental Petroleum Corp.
	7.000%, 11/01/2013	$915,828
425,000	Oneok Partners LP
	6.650%, 10/01/2036	444,489
	OPTI Canada, Inc.
40,000	7.875%, 12/15/2014	37,600
20,000	8.250%, 12/15/2014	18,900
50,000	Peabody Energy Corp.
	5.875%, 04/15/2016	50,000
781,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035 (b)	770,406
	Petrobras International Finance Co.
180,000	6.125%, 10/06/2016	194,801
162,000	5.750%, 01/20/2020	166,777
980,000	Petroleos Mexicanos
	8.000%, 05/03/2019	1,153,950
	Sandridge Energy, Inc.
200,000	9.875%, 05/15/2016 (c)	206,500
5,000	8.750%, 01/15/2020 (c)	4,900
550,000	Shell International Finance BV
	4.375%, 03/25/2020	546,350
45,000	Southern Natural Gas Co.
	8.000%, 03/01/2032	50,953
425,000	Suncor Energy, Inc.
	6.100%, 06/01/2018	458,671
	Tennessee Gas Pipeline Co.
250,000	7.500%, 04/01/2017	283,277
140,000	7.625%, 04/01/2037	155,502
	Williams Companies, Inc.
267,000	7.875%, 09/01/2021	314,987
570,000	7.500%, 01/15/2031	628,021
437,000	7.750%, 06/15/2031	491,580
450,000	8.750%, 03/15/2032	549,732
	Oil & Gas (Continued)
425,000	Williams Partners LP
	5.250%, 03/15/2020 (c)	426,684
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	896,702
30,000	5.650%, 04/01/2016	33,257

		21,079,009

Principal Amount		Value

	Paper & Forest Products - 0.04%
$175,000	International Paper Co.
	7.950%, 06/15/2018	$204,776

	Pharmaceuticals - 0.35%
820,000	Abbott Laboratories
	5.125%, 04/01/2019	865,286
550,000	Pfizer, Inc.
	6.200%, 03/15/2019	622,299
420,000	Wyeth
	5.950%, 04/01/2037	441,236

		1,928,821

	Pipelines - 0.20%
225,000	DCP Midstream LLC
	9.750%, 03/15/2019 (c)	288,903
275,000	El Paso Pipeline Partners, L.P.
	6.500%, 04/01/2020	279,733
550,000	TransCanada PipeLines Ltd.
	6.350%, 05/15/2067 (e)	524,054

		1,092,690

	Real Estate - 0.42%
450,000	Developers Diversified Realty Corp.
	7.500%, 04/01/2017	455,866
29,000	Forest City Enterprises, Inc.
	6.500%, 02/01/2017	23,490
450,000	ProLogis
	1.875%, 11/15/2037	426,375
550,000	Realogy Corp.
	10.500%, 04/15/2014 (b)	477,125
600,000	Simon Property Group LP
	10.350%, 04/01/2019	755,590
	Ventas Realty LP
90,000	9.000%, 05/01/2012	96,092
70,000	6.750%, 04/01/2017	71,968

		2,306,506

	Retail - 0.01%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	40,200

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Road & Rail - 0.13%
$165,000	Kansas City Southern de Mexico,
	S.A. de C.V.
	12.500%, 04/01/2016	$195,937
270,000	Railamerica, Inc.
	9.250%, 07/01/2017	289,238
3,000	TFM S.A. de C.V.
	9.375%, 05/01/2012	3,090
230,000	Union Pacific Corp.
	5.375%, 05/01/2014	248,098

		736,363

	Semiconductor & Semiconductor
	Equipment - 0.01%
60,000	National Semiconductor Corp.
	6.600%, 06/15/2017	65,238

	Special Purpose Entity - 0.24%
375,000	Hellas Telecom V
	4.684%, 10/15/2012 (e)	364,677
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (c)(e)	218,400
330,000	MUFG Capital Finance 1 Ltd.
	6.346%, 07/29/2049 (e)	327,630
390,000	TNK-BP
	7.500%, 07/18/2016 (c)	426,575

		1,337,282

	Tobacco - 0.11%
240,000	Altria Group, Inc.
	9.250%, 08/06/2019	292,109
	Reynolds American, Inc.
70,000	7.250%, 06/01/2012	76,511
230,000	6.750%, 06/15/2017	246,702

		615,322

	Transportation - 0.08%
446,000	Vale Overseas Ltd.
	6.875%, 11/21/2036	462,524

	Total Corporate Bonds
	(Cost $173,158,966)	169,411,703

Principal Amount		Value

	FOREIGN GOVERNMENT
	NOTE/BONDS - 3.66%
$550,000	Hellenic Republic
	6.100%, 08/20/2015	$744,073
	United Mexican States
14,000	5.625%, 01/15/2017	15,050
156,000	6.750%, 09/27/2034	172,380
	Province of Ontario
500,000	4.100%, 06/16/2014	534,660
1,660,000	2.950%, 02/05/2015	1,666,285
4,240,000	Republic Of Argentina
	3.169%, 12/15/2035 (e)	339,200
	Societe de Financement de
	l’Economie Francaise’s
2,400,000	3.375%, 05/05/2014 (b)(c)	2,492,443
2,500,000	2.875%, 09/22/2014 (b)(c)	2,517,730
570,000	Republic of Peru
	7.125%, 03/30/2019	663,195
710,000	Republic of Indonesia
	5.875%, 03/13/2020 (c)	740,175
3,500,000	Bundesrepublik Deutschland
	4.250%, 07/04/2039	5,087,702
1,120,000	Japan Finance Corporation
	2.875%, 02/02/2015	1,122,985
17,960,000	Mexican Bonos
	9.000%, 12/20/2012	1,565,213
73,600	Russia Foreign Bond
	7.500%, 03/31/2030	85,015
	State of Qatar
1,600,000	5.250%, 01/20/2020 (c)	1,668,800
140,000	5.150%, 04/09/2014	150,514
500,000	Swedish Housing Finance Corp.
	3.125%, 03/23/2012 (c)	515,551

	Total Foreign Government
	Note/Bonds (Cost $19,952,457)	20,080,971

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY - 29.97%
	Federal Home Loan Mortgage Corp.
1,000,000	Series 2590,
	5.000%, 03/15/2018	1,078,383
1,080,688	Series 2329,
	6.500%, 06/15/2031	1,181,986

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
	Federal Home Loan Mortgage Corp.
$604,532	Series 2338,
	6.500%, 07/15/2031	$660,594
2,722,788	Pool #1G-0058,
	3.829%, 01/01/2035 (e)	2,836,966
1,216,756	Pool #1H-2524,
	3.390%, 08/01/2035 (e)	1,268,154
29,266	Series 3013, 0.000%, 08/15/2035
	(Acquired 05/01/2007,
	Cost $29,790) (d)(e)	28,489
1,798,222	Pool #1Q-0160,
	5.056%, 09/01/2035 (e)	1,881,794
1,188	Pool #A4-3129,
	5.500%, 02/01/2036	1,257
8,353	Series 3167,
	0.000%, 06/15/2036
	(Acquired 04/13/2007,
	Cost $7,780) (d)(e)	8,324
454,875	Pool #1N-1582,
	5.907%, 05/01/2037 (e)	482,682
1,693,296	Pool #1G-2201,
	6.079%, 09/01/2037 (e)	1,808,001
86,915	Pool #GO-5335,
	5.000%, 03/01/2039	89,869
34,455	Pool #A8-6141,
	5.000%, 05/01/2039	35,626
563,525	Pool #A8-6245,
	5.000%, 05/01/2039	582,677
939,041	Pool #A8-6862,
	5.000%, 06/01/2039	970,957
666,748	Pool #A8-7059,
	5.000%, 06/01/2039	689,408
1,244,335	Pool #A8-7062,
	5.000%, 06/01/2039	1,286,626
289,381	Pool #A8-7438,
	5.000%, 07/01/2039	299,216
291,836	Pool #A8-7443,
	5.000%, 07/01/2039	301,754
222,089	Pool #G0-5529,
	5.000%, 07/01/2039	229,659

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$33,850	Pool #A8-7625,
	5.000%, 08/01/2039	$35,000
28,939	Pool #A8-7706,
	5.000%, 08/01/2039	29,922
29,212	Pool #A8-8050,
	5.000%, 08/01/2039	30,205
32,808	Pool #A8-8118,
	5.000%, 08/01/2039	33,923
49,626	Pool #A8-8153,
	5.000%, 08/01/2039	51,313
978,062	Pool #C0-3404,
	4.500%, 09/01/2039	981,700
418,634	Pool #A8-8640,
	5.000%, 09/01/2039	432,862
230,876	Pool #A8-8642,
	5.000%, 09/01/2039	238,723
43,792	Pool #A8-9012,
	5.000%, 09/01/2039	45,281
48,776	Pool #A8-9014,
	5.000%, 09/01/2039	50,434
80,634	Pool #A8-9211,
	5.000%, 10/01/2039	83,374
1,558,483	Pool #C03425,
	5.000%, 10/01/2039	1,611,607
571,465	Pool #A8-9843,
	5.000%, 11/01/2039	590,887
195,163	Pool #A9-0206,
	5.000%, 12/01/2039	201,796
1,878,485	Pool #A9-0317,
	5.000%, 12/01/2039	1,942,329
264,555	Pool #A9-0690,
	5.000%, 01/01/2040	273,547
58,062	Pool #A9-0815,
	5.000%, 01/01/2040	60,035
37,704	Pool #A9-0844,
	5.000%, 01/01/2040	38,985
	Federal Home Loan Mortgage
	Corp. - Gold
15,926	Pool #B1-2301,
	4.000%, 02/01/2014	16,368

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$29,700	Pool #B1-2730,
	4.000%, 03/01/2014	$30,525
32,566	Pool #B1-2772,
	4.000%, 03/01/2014	33,479
23,871	Pool #B1-2818,
	4.000%, 03/01/2014	24,534
28,578	Pool #B1-2819,
	4.000%, 03/01/2014	29,365
25,660	Pool #B1-2883,
	4.000%, 03/01/2014	26,367
19,899	Pool #B1-2910,
	4.000%, 03/01/2014	20,447
21,666	Pool #B1-2911,
	4.000%, 03/01/2014	22,268
99,709	Pool #B1-3066,
	4.000%, 03/01/2014	102,482
13,383	Pool #B1-3343,
	4.000%, 04/01/2014	13,765
18,048	Pool #B1-3344,
	4.000%, 04/01/2014	18,554
21,740	Pool #B1-3360,
	4.000%, 04/01/2014	22,350
45,450	Pool #E9-6247,
	4.500%, 05/01/2018	47,872
48,306	Pool #E9-6248,
	4.500%, 05/01/2018	50,881
56,441	Pool #E9-7034,
	4.500%, 06/01/2018	59,431
21,192	Pool #E9-9763,
	4.500%, 09/01/2018	22,315
21,282	Pool #E9-9764,
	4.500%, 09/01/2018	22,410
15,508	Pool #E9-9765,
	4.500%, 09/01/2018	16,330
44,657	Pool #E9-9769,
	4.500%, 09/01/2018	47,023
30,864	Pool #E9-9770,
	4.500%, 09/01/2018	32,500
48,439	Pool #B1-0170,
	4.500%, 10/01/2018	51,005

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$63,660	Pool #B1-0207,
	4.500%, 10/01/2018	$67,032
59,536	Pool #E0-1481,
	4.500%, 10/01/2018	62,455
292,565	Pool #B1-0178,
	5.000%, 10/01/2018	312,534
490,517	Pool #E0-1538,
	5.000%, 12/01/2018	521,419
68,427	Pool #B1-1801,
	4.500%, 01/01/2019	72,052
61,935	Pool #G1-1526,
	4.500%, 03/01/2019	65,216
798,826	Pool #G1-1719,
	5.000%, 06/01/2020	851,851
780,094	Pool #G1-1733,
	5.000%, 07/01/2020	830,901
551,672	Pool #D9-6291,
	4.500%, 09/01/2023	573,705
806,436	Pool #78-0447,
	2.844%, 04/01/2033 (e)	824,765
2,546,843	Pool #G0-8085,
	5.000%, 10/01/2035	2,637,381
186,839	Pool #1N-1447,
	5.679%, 02/01/2037 (e)	198,079
486,565	Pool #1N-1463,
	5.879%, 05/01/2037 (e)	515,197
	Federal National Mortgage Association
4,000,000	Pool #TBA,
	4.500%, 09/11/2016 (g)	4,009,414
51,717	Pool #357273,
	5.000%, 09/01/2017	55,231
6,184	Pool #254684,
	5.000%, 03/01/2018	6,600
7,380	Pool #555361,
	4.500%, 04/01/2018	7,772
5,872	Pool #656564,
	5.000%, 04/01/2018	6,267
79,505	Pool #695826,
	5.000%, 04/01/2018	84,857
9,283	Pool #357378,
	4.500%, 05/01/2018	9,777

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$6,808	Pool #685505,
	5.000%, 05/01/2018	$7,267
5,547	Pool #685506,
	5.000%, 05/01/2018	5,921
8,251	Pool #705709,
	5.000%, 05/01/2018	8,806
9,285	Pool #555549,
	5.000%, 06/01/2018	9,910
18,000	Pool #357413,
	5.000%, 07/01/2018	19,211
2,638,533	Pool #734788,
	4.000%, 09/01/2018	2,737,963
39,637	Pool #713830,
	4.500%, 10/01/2018	41,743
91,708	Pool #734743,
	4.500%, 10/01/2018	96,580
43,977	Pool #740468,
	4.500%, 10/01/2018	46,313
29,415	Pool #743133,
	5.000%, 10/01/2018	31,395
36,701	Pool #769278,
	4.500%, 11/01/2018	38,651
65,969	Pool #752853,
	4.500%, 12/01/2018	69,474
41,318	Pool #254987,
	5.000%, 12/01/2018	44,099
9,208	Pool #357478,
	5.000%, 12/01/2018	9,827
504,944	Pool #745387,
	5.000%, 04/01/2019	538,935
17,789	Pool #776276,
	5.000%, 04/01/2019	18,987
15,216	Pool #775653,
	4.500%, 05/01/2019	16,001
86,087	Pool #775688,
	4.500%, 05/01/2019	90,526
45,966	Pool #777358,
	4.500%, 05/01/2019	48,336
73,688	Pool #735985,
	5.000%, 06/01/2019	78,649

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$45,891	Pool #788275,
	5.000%, 07/01/2019	$48,894
23,742	Pool #790397,
	5.000%, 08/01/2019	25,296
10,806	Pool #761496,
	5.000%, 09/01/2019	11,513
834,679	Pool #735439,
	6.000%, 09/01/2019	903,908
19,831	Pool #930637,
	4.500%, 10/01/2019	20,885
156,162	Pool #811034,
	5.000%, 10/01/2019	166,674
1,036,465	Pool #745238,
	6.000%, 12/01/2020	1,122,430
384,000	Pool #888104,
	5.000%, 05/01/2021	409,130
2,623,122	Pool #981272,
	4.500%, 04/01/2023	2,728,459
1,363,756	Pool #889428,
	5.000%, 05/01/2023	1,444,905
1,096,495	Pool #981644,
	4.500%, 06/01/2023	1,139,851
525,304	Pool #966689,
	5.000%, 06/01/2023	554,808
5,000,000	Pool #TBA,
	6.500%, 05/01/2029 (g)	5,403,910
673,437	Pool #544859,
	3.581%, 08/01/2029 (e)	697,598
769,153	Pool #786848,
	7.000%, 10/01/2031	863,468
58,261	Pool #727181,
	5.000%, 08/01/2033	60,460
15,431	Pool #730727,
	5.000%, 08/01/2033	16,014
3,896	Pool #741862,
	5.500%, 09/01/2033	4,135
25,126	Pool #745944,
	5.000%, 12/01/2033	26,054
4,997	Pool #766197,
	5.500%, 02/01/2034	5,293

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$453,664	Pool #888504,
	2.594%, 04/01/2034 (e)	$466,815
803	Pool #776974,
	5.500%, 04/01/2034	850
440,364	Series 2004-71,
	0.000%, 04/25/2034
	(Acquired 04/07/2006,
	Cost $39,505) (d)(e)(i)	1,117
32,545	Pool #775776,
	5.500%, 05/01/2034	34,473
879,088	Pool #725705,
	5.000%, 08/01/2034	910,726
1,301,777	Pool #782284,
	6.000%, 09/01/2034	1,412,854
956,735	Pool #791563,
	6.000%, 09/01/2034	1,032,392
34,039	Pool #794371,
	6.000%, 09/01/2034	36,731
484,606	Pool #802783,
	3.041%, 10/01/2034 (e)	500,117
1,002,124	Pool #802493,
	6.000%, 11/01/2034	1,081,370
52,657	Pool #781629,
	5.500%, 12/01/2034	55,776
2,474	Pool #806098,
	6.000%, 12/01/2034	2,670
5,869,526	Pool #735224,
	5.500%, 02/01/2035	6,230,040
2,460,019	Pool #808057,
	6.000%, 02/01/2035	2,633,026
54,765	Pool #822815,
	5.500%, 04/01/2035	57,906
714,463	Pool #735504,
	6.000%, 04/01/2035	776,319
592,316	Pool #773306,
	6.000%, 05/01/2035	633,972
42,725	Series 2007-27,
	0.000%, 05/25/2035
	(Acquired 05/29/2007,
	Cost $40,429) (d)(e)	41,304

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$59,082	Pool #820242,
	5.000%, 07/01/2035	$61,127
15,173	Pool #833958,
	5.000%, 07/01/2035	15,699
16,159	Pool #835738,
	5.000%, 07/01/2035	16,718
43,862	Pool #357850,
	5.500%, 07/01/2035	46,378
17,614	Pool #834513,
	5.000%, 08/01/2035	18,224
859,869	Pool #829334,
	3.454%, 09/01/2035 (e)	892,302
4,073,794	Pool #820345,
	5.000%, 09/01/2035	4,214,796
16,660	Pool #840696,
	5.000%, 09/01/2035	17,236
6,576	Pool #838452,
	5.500%, 09/01/2035	6,953
894,856	Pool #836852,
	2.410%, 10/01/2035 (e)	912,833
1,282,283	Pool #836464,
	2.447%, 10/01/2035 (e)	1,312,113
105,250	Pool #745000,
	6.000%, 10/01/2035	112,968
98,506	Pool #844052,
	2.414%, 11/01/2035 (e)	100,501
94,718	Pool #844237,
	2.418%, 11/01/2035 (e)	96,666
564,553	Pool #843823,
	2.429%, 11/01/2035 (e)	576,441
100,714	Pool #844789,
	2.432%, 11/01/2035 (e)	102,885
99,075	Pool #843997,
	2.444%, 11/01/2035 (e)	101,193
89,422	Pool #844148,
	2.436%, 11/01/2035 (e)	91,385
2,644,486	Pool #844158,
	5.000%, 11/01/2035	2,736,017
1,143,045	Pool #745755,
	5.000%, 12/01/2035	1,184,394

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$171,174	Pool #848939,
	6.500%, 01/01/2036	$186,529
40,266	Pool #851639,
	6.500%, 01/01/2036	43,765
480,652	Pool #888022,
	5.000%, 02/01/2036	497,288
227,789	Pool #852263,
	5.000%, 03/01/2036	235,389
55,650	Pool #865854,
	6.000%, 03/01/2036	59,407
2,368,423	Pool #256219,
	5.500%, 04/01/2036	2,484,660
68,336	Pool #891474,
	6.000%, 04/01/2036	72,949
2,720,749	Pool #872236,
	2.786%, 05/01/2036 (e)	2,841,559
2,424,609	Pool #868993,
	2.925%, 05/01/2036 (e)	2,532,715
2,899,424	Pool #885961,
	2.835%, 07/01/2036 (e)	3,030,577
3,011,783	Pool #886376,
	2.929%, 08/01/2036 (e)	3,148,344
2,994,712	Pool #886891,
	2.791%, 09/01/2036 (e)	3,142,774
983,872	Pool #831808,
	6.000%, 09/01/2036	1,050,299
406,632	Pool #897776,
	6.500%, 09/01/2036	441,965
34,738	Series 2006-81,
	0.000%, 09/25/2036
	(Acquired 05/29/2007,
	Cost $34,456) (d)(e)	33,974
801,335	Pool #893681,
	6.000%, 10/01/2036	855,437
1,782,700	Pool #893923,
	6.000%, 10/01/2036	1,903,059
2,218,777	Pool #894005,
	6.000%, 10/01/2036	2,368,578
270,150	Pool #905857,
	3.712%, 12/01/2036 (e)	281,277

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$212,481	Pool #905110,
	6.000%, 12/01/2036	$226,826
187,795	Pool #905111,
	6.000%, 12/01/2036	200,474
406,439	Pool #897505,
	6.500%, 12/01/2036	441,754
190,061	Pool #906055,
	6.000%, 01/01/2037	202,893
852	Pool #928062,
	5.500%, 02/01/2037	900
1,533	Pool #899119,
	5.500%, 04/01/2037	1,617
1,578	Pool #938488,
	5.500%, 05/01/2037	1,665
7,000,000	Pool #TBA,
	6.000%, 05/15/2037 (g)	7,469,224
5,000,000	Pool #TBA,
	5.500%, 06/01/2037 (g)	5,246,875
51,898	Series 2007-56,
	0.000%, 06/25/2037
	(Acquired 06/11/2007,
	Cost $55,950) (d)(e)	51,559
469,443	Pool #945069,
	6.500%, 08/01/2037	509,500
13,184	Pool #933376,
	5.000%, 02/01/2038	13,621
1,855	Pool #970131,
	5.500%, 03/01/2038	1,958
721,360	Pool #982817,
	5.000%, 05/01/2038	745,273
1,270	Pool #981313,
	5.500%, 06/01/2038	1,340
41,892	Pool #986758,
	5.000%, 07/01/2038	43,280
1,807	Pool #985108,
	5.500%, 07/01/2038	1,907
137,868	Pool #889697,
	6.000%, 07/01/2038	146,638
982	Pool #964930,
	5.500%, 08/01/2038	1,036

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$1,563	Pool #987032,
	5.500%, 08/01/2038	$1,650
1,261	Pool #968371,
	5.500%, 09/01/2038	1,331
796	Pool #993050,
	5.500%, 12/01/2038	840
285	Pool #MC0018,
	5.500%, 12/01/2038	301
262,454	Pool #930559,
	5.000%, 02/01/2039	271,155
109,567	Pool #930671,
	4.500%, 03/01/2039	109,993
90,303	Pool #AA3920,
	4.500%, 03/01/2039	90,639
51,297	Pool #AA4983,
	4.500%, 03/01/2039	51,488
364,078	Pool #930677,
	5.000%, 03/01/2039	376,147
106,230	Pool #AA4221,
	4.500%, 04/01/2039	106,626
2,000,000	Pool #TBA,
	5.000%, 04/01/2039 (g)	2,063,438
5,000,000	Pool #TBA,
	5.500%, 04/01/2039 (g)	5,348,440
1,900,000	Pool #TBA,
	6.500%, 04/01/2039 (g)	2,059,421
129,997	Pool #993588,
	4.500%, 05/01/2039	130,481
81,661	Pool #931147,
	5.000%, 05/01/2039	84,368
44,188	Pool #931154,
	5.000%, 05/01/2039	45,653
96,670	Pool #935221,
	5.000%, 05/01/2039	99,865
60,204	Pool #AA5414,
	5.000%, 05/01/2039	62,193
52,589	Pool #AA5804,
	5.000%, 05/01/2039	54,327
94,910	Pool #AA6024,
	5.000%, 05/01/2039	98,056

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$96,540	Pool #AA6061,
	5.000%, 05/01/2039	$99,741
25,789	Pool #AA6579,
	5.000%, 05/01/2039	26,641
44,540	Pool #AA6580,
	5.000%, 05/01/2039	46,012
75,365	Pool #AA6852,
	5.000%, 05/01/2039	77,856
36,567	Pool #931378,
	4.500%, 06/01/2039	36,703
36,004	Pool #AA8422,
	4.500%, 06/01/2039	36,137
106,002	Pool #AA7412,
	5.000%, 06/01/2039	109,506
29,116	Pool #AA9296,
	5.000%, 06/01/2039	30,081
32,616	Pool #AA8222,
	4.500%, 07/01/2039	32,738
30,741	Pool #AA8965,
	4.500%, 07/01/2039	30,856
27,337	Pool #AA9006,
	4.500%, 07/01/2039	27,439
25,646	Pool #AA4106,
	5.000%, 07/01/2039	26,494
26,323	Pool #AA8232,
	5.000%, 07/01/2039	27,193
53,271	Pool #AA8979,
	5.000%, 07/01/2039	55,032
24,598	Pool #AA9010,
	5.000%, 07/01/2039	25,411
98,376	Pool #AA9386,
	5.000%, 07/01/2039	101,628
95,937	Pool #AA9391,
	5.000%, 07/01/2039	99,108
82,632	Pool #AA9794,
	5.000%, 07/01/2039	85,363
46,997	Pool #AC2141,
	5.000%, 07/01/2039	48,555
33,310	Pool #AC2142,
	5.000%, 07/01/2039	34,414

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$31,913	Pool #AA9132,
	4.500%, 08/01/2039	$32,032
25,613	Pool #AA9133,
	4.500%, 08/01/2039	25,708
23,980	Pool #AA9154,
	4.500%, 08/01/2039	24,069
48,534	Pool #AC2861,
	4.500%, 08/01/2039	48,715
27,386	Pool #935541,
	5.000%, 08/01/2039	28,291
24,911	Pool #AA9142,
	5.000%, 08/01/2039	25,734
91,642	Pool #AC0166,
	5.000%, 08/01/2039	94,670
70,673	Pool #AC0169,
	5.000%, 08/01/2039	73,009
431,242	Pool #AC1259,
	5.000%, 08/01/2039	445,494
25,241	Pool #AC3503,
	5.000%, 08/01/2039	26,075
195,808	Pool #AC3246,
	4.500%, 09/01/2039	196,536
368,505	Pool #AC1441,
	5.000%, 09/01/2039	380,684
370,642	Pool #AC3234,
	5.000%, 09/01/2039	382,891
923,232	Pool #AC3235,
	5.000%, 09/01/2039	953,744
394,743	Pool #AC3247,
	4.500%, 10/01/2039	396,211
196,200	Pool #AC3310,
	4.500%, 10/01/2039	196,930
395,979	Pool #AC3311,
	4.500%, 10/01/2039	397,452
393,825	Pool #AC3304,
	5.000%, 10/01/2039	406,840
492,354	Pool #AC3316,
	5.000%, 10/01/2039	508,626
434,316	Pool #AC3661,
	5.000%, 10/01/2039	448,670

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$97,227	Pool #AC6121,
	4.500%, 11/01/2039	$97,589
49,892	Pool #AC5504,
	5.000%, 11/01/2039	51,541
62,084	Pool #AC5505,
	5.000%, 11/01/2039	64,136
33,643	Pool #AC8372,
	4.500%, 12/01/2039	33,769
894,995	Pool #AD0586,
	4.500%, 12/01/2039	898,414
126,046	Pool #AC3891,
	5.000%, 12/01/2039	130,211
195,534	Pool #AC3892,
	5.000%, 12/01/2039	201,997
27,827	Pool #AC5515,
	5.000%, 12/01/2039	28,747
297,439	Pool #AC8630,
	4.500%, 01/01/2040	298,545
65,738	Pool #AC8794,
	4.500%, 01/01/2040	65,982
298,915	Pool #AC9528,
	4.500%, 01/01/2040	300,027
199,063	Pool #AC9548,
	4.500%, 01/01/2040	199,804
199,130	Pool #AC9550,
	4.500%, 01/01/2040	199,871
54,204	Pool #AD1356,
	4.500%, 01/01/2040	54,406
1,692,320	Pool #AC8570,
	5.000%, 01/01/2040	1,748,250
2,384,860	Pool #AC8571,
	5.000%, 01/01/2040	2,463,679
44,386	Pool #AD1274,
	5.000%, 01/01/2040	45,853
79,403	Pool #AD1276,
	5.000%, 01/01/2040	82,027
28,893	Pool #AD1187,
	4.500%, 02/01/2040	29,001
25,770	Pool #AD1188,
	4.500%, 02/01/2040	25,866

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$50,754	Pool #AD2204,
	5.000%, 02/01/2040	$52,432
28,275	Pool #AD2206,
	5.000%, 02/01/2040	29,209
1,000,000	Pool #TBA,
	5.500%, 04/15/2040 (g)	1,054,063
2,082,400	Pool #200822,
	1.086%, 04/25/2048 (e)	2,088,506
	Government National
	Mortgage Association
61,447	Pool #614436X,
	5.000%, 08/15/2033	64,385
996,645	Pool #618907X,
	5.000%, 09/15/2033	1,044,313
163,230	Pool #605098X,
	5.000%, 03/15/2034	170,884
179,943	Pool #081116M,
	2.750%, 10/20/2034 (e)	182,594
124,143	Pool #520279X,
	5.000%, 11/15/2034	129,964
622,610	Pool #081153M,
	2.750%, 11/20/2034 (e)	631,793
267,217	Pool #081150M,
	2.750%, 11/20/2034 (e)	271,272
2,142,908	Pool #644812X,
	6.000%, 05/15/2035	2,303,442
27,212	Pool #716855X,
	5.000%, 04/15/2039	28,352
24,362	Pool #716807X,
	5.000%, 04/15/2039	25,382
126,409	Pool#717087X,
	5.000%, 05/15/2039	131,704
586,212	Pool #720103X,
	4.500%, 06/15/2039	594,541
235,759	Pool #698214X,
	5.000%, 06/15/2039	245,635
146,216	Pool #698210X,
	5.000%, 06/15/2039	152,341
86,874	Pool #698197X,
	5.000%, 06/15/2039	90,513

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$61,131	Pool #720063X,
	5.000%, 06/15/2039	$63,692
58,398	Pool #698194X,
	5.000%, 06/15/2039	60,844
794,147	Pool #710923,
	5.000%, 10/15/2039	827,414
784,983	Pool #723248,
	5.000%, 10/15/2039	817,866
297,463	Pool #723244,
	5.000%, 10/15/2039	309,923
296,630	Pool #710922,
	5.000%, 10/15/2039	309,056
296,304	Pool #726382,
	5.000%, 10/15/2039	308,716
197,644	Pool #726381,
	5.000%, 10/15/2039	205,924
2,800,000	Pool #TBA,
	6.50%, 04/01/2029 (g)	3,015,468
1,150,000	Pool #TBA,
	6.00%, 04/01/2039 (g)	1,228,524

	Total Mortgage Backed Securities -
	U.S. Government Agency
	(Cost $159,252,795)	164,197,740

	MUNICIPAL BONDS - 1.19%
	California, GO,
725,000	7.500%, 04/01/2034 (b)	748,816
175,000	7.950%, 03/01/2036	179,433
600,000	7.550%, 04/01/2039	620,922
260,000	7.300%, 10/01/2039	261,180
925,000	7.625%, 03/01/2040	964,007
1,000,000	Missouri Higher Education Loan
	Authority, Series A-1, Revenue Bond,
	1.224%, 11/26/2032 (e)	999,530
	Municipal Electric Authority of
	Georgia, Refunding, Revenue Bond,
160,000	6.637%, 04/01/2057	158,859
80,000	6.655%, 04/01/2057	79,616
1,000,000	South Carolina Student Loan Corp.,
	Series A-1, Revenue Bond,
	0.342%, 12/02/2019 (e)	960,500

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Principal Amount		Value

	MUNICIPAL BONDS - (Continued)
$1,546,644	Virginia Housing Development
	Authority, Series C, Revenue Bond,
	6.000%, 06/25/2034	$1,550,635

	Total Municipal Bonds
	(Cost $6,398,630)	6,523,498

	SUPRANATIONAL OBLIGATIONS - 1.27%
2,500,000	African Development Bank
	0.500%, 02/27/2014	2,337,228
	Commonwealth Bank of Australia
300,000	3.750%, 10/15/2014 (c)	304,430
130,000	5.000%, 10/15/2019 (c)	130,899
500,000	Swedish Export Credit
	3.250%, 09/16/2014	511,334
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,655,548

	Total Supranational Obligations
	(Cost $6,345,426)	6,939,439

	U.S. GOVERNMENT AGENCY ISSUES - 1.88%
1,400,000	Federal Farm Credit Banks
	5.125%, 04/19/2017 (c)	1,466,535
290,000	Federal Home Loan Bank
	1.500%, 01/16/2013 (b)	289,682
	Federal Home Loan Mortgage Corp.
1,550,000	2.875%, 02/09/2015 (b)	1,561,276
880,000	5.625%, 11/23/2035	892,427
	Federal National Mortgage Association
600,000	1.750%, 03/23/2011 (b)	606,982
1,000,000	0.000%, 10/09/2019 (l)	586,446
570,000	6.250%, 05/15/2029	645,870
560,000	7.125%, 01/15/2030 (b)	705,779
	Tennessee Valley Authority
1,200,000	4.375%, 06/15/2015	1,277,843
830,000	5.980%, 04/01/2036	904,175
250,000	5.250%, 09/15/2039	248,138
1,100,000	5.375%, 04/01/2056	1,104,676

	Total U.S. Government Agency Issues
	(Cost $10,168,727)	10,289,829

Principal Amount		Value

	U.S. TREASURY
	OBLIGATIONS - 12.05%
	U.S. Treasury Bond - 4.64%
$1,230,019	2.375%, 01/15/2025 (h)	$1,289,886
360,278	2.000%, 01/15/2026 (b)(h)	359,124
999,276	2.375%, 01/15/2027 (h)	1,043,306
1,551,480	1.750%, 01/15/2028 (h)(m)	1,471,846
1,130,371	2.500%, 01/15/2029 (h)	1,197,487
5,290,000	3.500%, 02/15/2039 (b)	4,282,424
4,000,000	4.250%, 05/15/2039 (b)	3,707,504
5,670,000	4.500%, 08/15/2039 (b)	5,476,868
4,040,000	4.375%, 11/15/2039 (b)	3,821,590
802,024	2.125%, 02/15/2040 (h)	797,325
2,000,000	4.625%, 02/15/2040 (b)	1,971,876

		25,419,235

	U.S. Treasury Note - 6.91%
6,062,140	0.875%, 04/15/2010 (b)(h)	6,066,836
40,000	1.375%, 02/15/2013 (b)	39,825
320,000	1.375%, 03/15/2013 (b)	318,225
50,000	2.375%, 09/30/2014	50,031
8,100,000	2.500%, 03/31/2015	8,078,484
1,091,750	2.000%, 01/15/2016 (b)(h)	1,159,472
230,000	3.250%, 05/31/2016 (b)	232,965
965,664	2.500%, 07/15/2016 (h)	1,056,195
6,870,000	2.750%, 11/30/2016 (b)	6,682,690
2,230,000	3.125%, 01/31/2017 (b)	2,214,845
1,290,000	3.250%, 03/31/2017	1,288,791
4,750,000	3.375%, 11/15/2019 (b)	4,584,866
6,180,000	3.625%, 02/15/2020	6,076,683

		37,849,908

	U.S. Treasury Strip - 0.50%
4,600,000	0.000%, 11/15/2021 (b)(l)	2,758,712

	Total U.S. Treasury Obligations
	(Cost $66,510,212)	66,027,856

Number of Shares

	WARRANTS - 0.00%
	Warrant - 0.00%
272	Semgroup
	Expiration: November, 2014,
	Exercise Price: $1.00
	(Acquired 12/07/2009,
	Cost $0) (a)(n)	0

	Total Warrants (Cost $0)	0

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	SHORT TERM INVESTMENTS - 7.28%
	Money Market Funds - 0.13%
692,165	Federated Prime Obligations Fund
	Effective Yield, 0.11%	$692,165

Principal Amount

	Repurchase Agreement - 7.15%
$14,000,000	Morgan Stanley Repurchase
	Agreement 04/01/2010 at 0.010%
	(Collateralized by a U.S.
	Government Agency Issue,
	value $14,277,396,
	2.100%, 10/05/2012)	14,000,000
25,200,000	UBS Warburg Repurchase
	Agreement 04/01/2010 at 0.020%
	(Collateralized by various U.S.
	Government Agency Issues,
	value $25,704,178, 0.000%)	25,200,000

		39,200,000

	Total Short Term Investments
	(Cost $39,892,165)	39,892,165

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 8.40%
	Corporate Paydown Securities - 1.28%
5,882,373	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/11 (k)	3,635,977
6,736,019	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/11 (k)	3,382,445

	Total Corporate Paydown Securities
	(Cost $12,618,392)	7,018,422

Number of Shares

	Money Market Funds - 7.12%
38,985,033	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	38,985,033
27,413	Reserve Primary Fund (k)	—

	Total Money Market Funds
	(Cost $39,012,446)	38,985,033

Principal Amount		Value

	Cash - 0.00%
$11,360	Cash	$11,360

	Total Cash
	(Cost $11,360)	11,360

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $51,642,198)	46,014,815

	Total Investments
	(Cost $649,064,249) - 113.69%	622,978,346

	Liabilities in Excess of
	Other Assets - (13.69)%	(75,014,595)

	TOTAL NET
	ASSETS - 100.00%	$547,963,751

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $53,811,520, which represents 9.82% of total net assets.

(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $4,286,684, which represents 0.78% of total net assets.

(e)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2010.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On March 31, 2010, the total value of the investments purchased on a when-issued basis was $36,898,777 or 6.73% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)

Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at March 31, 2010. The security is illiquid and represents less than 0.01% of net assets.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

(j)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(k)	As of March 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of these securities were $7,018,422 which represent 1.28% of total net assets.
(l)	Zero coupon bond.
(m)	Partially assigned as collateral for certain futures and options contracts.
(n)	Investments are treated illiquid according to the Fund’s liquidity guidelines. The value of these securities total $61,000, which represents 0.01% of total net assets.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund SCHEDULE OF FORWARD SALE COMMITMENTS March 31, 2010

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Government National Mortgage Association, Pool #TBA, 6.00%, 04/01/2039	$800,000	4/20/10	$856,453	$854,626

AssetMark Core Plus Fixed Income Fund SCHEDULE OF OPTIONS WRITTEN March 31, 2010

Number of Contracts		Value
	CALL OPTIONS
11	Eurodollar 90 Day Future
	Expiration: September, 2010,
	Exercise Price: $99.25	$7,769
9	Eurodollar 90 Day Future
	Expiration: June, 2010,
	Exercise Price: $99.38	5,962
		$13,731
	Total Options Written
	(Premiums received $11,060)	$13,731

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS March 31, 2010

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation
4/12/10	U.S. Dollars	211,252	Brazil Real	374,000	$1,463
4/30/10	U.S. Dollars	6,673,649	European Monetary Unit	4,933,492	10,009
5/18/10	U.S. Dollars	756,777	European Monetary Unit	546,365	18,800
					$30,272

AssetMark Core Plus Fixed Income Fund SCHEDULE OF OPEN FUTURES CONTRACTS March 31, 2010

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bobl Future	29	$4,585,915	Jun-10	$8,147
Euro-Bund Future	46	7,663,766	Jun-10	28,618
Euro-Bund Future	(19)	(3,165,468)	Jun-10	(16,845)
Eurodollar 90 Day Futures	5	1,245,375	Jun-10	14,408
Eurodollar 90 Day Futures	3	745,988	Sep-10	10,803
Eurodollar 90 Day Futures	4	991,700	Dec-10	1,879
Eurodollar 90 Day Futures	5	1,235,250	Mar-11	19,931
Eurodollar 90 Day Futures	5	1,230,563	Jun-11	19,306
Eurodollar 90 Day Futures	5	1,226,000	Sep-11	18,295
Eurodollar 90 Day Futures	5	1,221,563	Dec-11	17,267
Long Gilt Future	53	9,229,038	Jun-10	51,742
U.S. Treasury 2 Year Note Futures	117	25,383,524	Jun-10	3,302
U.S. Treasury 5 Year Note Futures	210	24,117,198	Jun-10	(74,699)
U.S. Treasury 5 Year Note Futures	(178)	(20,442,196)	Jun-10	68,070
U.S. Treasury 10 Year Note Futures	341	39,641,250	Jun-10	9,577
U.S. Treasury Long Bond Futures	127	14,747,875	Jun-10	(58,434)
U.S. Treasury Long Bond Futures	(91)	(10,567,375)	Jun-10	(89,850)
U.S. Treasury Ultra Bond Futures	8	959,750	Jun-10	(3,026)
				$28,491

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund SCHEDULE OF INVESTMENTS March 31, 2010

Number of Shares		Value
	COMMON STOCKS - 90.75%
	Aerospace & Defense - 2.66%
116	BE Aerospace, Inc. (a)	$3,532
3,019	General Dynamics Corp.	233,067
1,453	Goodrich Corp.	102,465
2,000	ITT Corp.	107,220
1,266	L-3 Communications Holdings, Inc.	116,004
3,234	Lockheed Martin Corp.	269,133
545	Precision Castparts Corp. (b)	69,057
5,198	Raytheon Co.	296,910
1,178	Rockwell Collins, Inc.	73,731
8,270	United Technologies Corp.	608,755
		1,879,874
	Air Freight & Logistics - 1.48%
1,105	C.H. Robinson Worldwide, Inc.	61,714
1,318	Expeditors International of
	Washington	48,661
2,758	FedEx Corp. (b)	257,597
9,714	United Parcel Service, Inc.	625,679
3,372	UTI Worldwide, Inc.	51,659
		1,045,310
	Airlines - 0.21%
11,219	Southwest Airlines Co. (b)	148,315
	Auto Components - 0.01%
225	Gentex Corp.	4,369
	Automobiles - 0.03%
678	Thor Industries, Inc.	20,482
	Beverages - 3.00%
679	Brown-Forman Corp. (b)	40,367
19,708	The Coca-Cola Company	1,083,940
2,298	Molson Coors Brewing Co.	96,654
13,651	Pepsico, Inc.	903,150
		2,124,111
	Biotechnology - 1.19%
6,603	Amgen, Inc. (a)	394,595
1,739	Biogen Idec, Inc. (a)	99,749
729	Celgene Corp. (a)	45,169
91	Cephalon, Inc. (a)(b)	6,168
3,382	Gilead Sciences, Inc. (a)	153,813
23,436	PDL BioPharma, Inc. (b)	145,538
		845,032

Number of Shares		Value
	Capital Markets - 3.95%
355	Affiliated Managers Group (a)(b)	$28,045
1,793	Ameriprise Financial, Inc.	81,330
10,042	The Bank of New York Mellon Corp.	310,097
930	Blackrock, Inc.	202,517
9,498	The Charles Schwab Corp. (b)	177,518
370	Eaton Vance Corp. (b)	12,410
258	Federated Investors, Inc. (b)	6,806
1,693	Franklin Resources, Inc.	187,754
5,164	Goldman Sachs Group, Inc.	881,133
5,852	Invesco Ltd.	128,217
849	Janus Capital Group, Inc. (b)	12,132
1,212	Jefferies Group, Inc. (b)	28,688
1,416	Northern Trust Corp. (b)	78,248
2,516	Raymond James Financial, Inc. (b)	67,278
1,169	SEI Investments Co.	25,683
5,500	State Street Corp.	248,270
1,136	T. Rowe Price Group, Inc.	62,401
13,415	TD Ameritrade Holding Corp. (a)	255,690
		2,794,217
	Chemicals - 1.44%
1,646	Air Products & Chemicals, Inc.	121,722
144	Airgas, Inc.	9,161
686	Albemarle Corp.	29,244
1,765	Celanese Corp.	56,215
319	CF Industries Holdings, Inc. (b)	29,086
1,569	Ecolab, Inc.	68,958
505	FMC Corp.	30,573
841	International Flavors &
	Fragrances, Inc. (b)	40,090
382	Lubrizol Corp.	35,037
2,614	Monsanto Co.	186,692
1,565	Mosaic Co.	95,105
1,794	Praxair, Inc.	148,902
1,130	The Scotts Miracle-Gro Co.	52,376
230	Sigma Aldrich Corp.	12,342
1,096	Terra Industries, Inc.	50,153
1,505	Valspar Corp.	44,367
262	Westlake Chemical Corp.	6,757
		1,016,780
	Commercial Banks - 3.94%
1,584	BancorpSouth, Inc. (b)	33,201
982	Bank Hawaii Corp.	44,141
12,003	BB&T Corp. (b)	388,777

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2010

Number of Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
984	BOK Financial Corp.	$51,601
1,203	City National Corp.	64,926
989	Commerce Bancshares, Inc.	40,687
993	Cullen Frost Bankers, Inc.	55,409
3,780	F.N.B. Corp. (b)	30,656
460	First Citizens BancShares, Inc. (b)	91,430
1,183	FirstMerit Corp.	25,517
1,432	M & T Bank Corp. (b)	113,672
3,468	PNC Financial Services Group, Inc.	207,040
19,572	U.S. Bancorp	506,523
3,584	Valley National Bancorp (b)	55,086
34,773	Wells Fargo & Co.	1,082,136
		2,790,802
	Commercial Services & Supplies - 0.28%
1,974	ABM Industries, Inc. (b)	41,849
3,411	Cintas Corp.	95,815
107	Corrections Corporation of
	America (a)	2,125
614	Covanta Holding Corp. (a)	10,229
1,552	Iron Mountain, Inc. (a)	42,525
86	Republic Services, Inc. (b)	2,496
		195,039
	Communications Equipment - 2.48%
43,143	Cisco Systems, Inc. (a)	1,123,012
1,043	Commscope, Inc. (a)	29,225
318	Echostar Corp. (a)	6,449
438	Harris Corp.	20,801
4,059	Juniper Networks, Inc. (a)(b)	124,530
8,890	Qualcomm, Inc.	373,291
9,946	Tellabs, Inc.	75,291
		1,752,599
	Computers & Peripherals - 6.10%
5,622	Apple, Inc. (a)	1,320,776
1,889	Diebold, Inc. (b)	59,995
17,199	EMC Corp. (a)	310,270
20,678	Hewlett Packard Co.	1,099,036
10,764	International Business Machines
	Corp. (b)	1,380,483
1,199	NetApp, Inc. (a)	39,039
228	Sandisk Corp. (a)	7,896

Number of Shares		Value
	Computers & Peripherals (Continued)
698	Teradata Corp. (a)	$20,165
2,048	Western Digital Corp. (a)	79,852
		4,317,512
	Construction & Engineering - 0.90%
1,589	AECOM Technology Corp. (a)	45,080
4,131	Fluor Corp.	192,133
2,319	Jacobs Engineering Group,
	Inc. (a)(b)	104,796
4,469	KBR, Inc.	99,033
1,649	Quanta Services, Inc. (a)(b)	31,595
2,301	Shaw Group, Inc. (a)	79,200
1,759	URS Corp. (a)	87,264
		639,101
	Construction Materials - 0.05%
13	Martin Marietta Materials, Inc. (b)	1,086
774	Vulcan Materials Co. (b)	36,564
		37,650
	Consumer Finance - 0.14%
6,514	Discover Financial Services	97,059
	Containers & Packaging - 0.16%
448	AptarGroup, Inc.	17,629
1,484	Ball Corp.	79,216
131	Greif, Inc.	7,195
183	Rock-Tenn Co. (b)	8,339
		112,379
	Diversified Consumer Services - 0.14%
468	Apollo Group, Inc. (a)	28,684
3,974	H&R Block, Inc.	70,737
		99,421
	Diversified Financial Services - 1.96%
118	CME Group, Inc.	37,301
2,280	Interactive Brokers Group, Inc. (a)	36,822
11	IntercontinentalExchange, Inc. (a)	1,234
23,884	JPMorgan Chase & Co.	1,068,809
505	Leucadia National Corp. (a)(b)	12,529
753	Moodys Corp. (b)	22,402
2,583	MSCI, Inc. (a)	93,246
3,910	NYSE Euronext	115,775
		1,388,118

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Diversified Telecommunication Services - 2.94%
75,700	AT&T, Inc. (b)	$1,956,088
1,112	Centurytel, Inc.	39,431
8,138	Windstream Corp. (b)	88,623

		2,084,142

	Electric Utilities - 1.47%
222	Allete, Inc.	7,433
528	Cleco Corp. (b)	14,018
1,450	DPL, Inc.	39,426
8,067	Exelon Corp.	353,415
5,375	FPL Group, Inc.	259,774
11,001	Southern Co.	364,793

		1,038,859

	Electrical Equipment - 0.69%
97	AMETEK, Inc.	4,021
947	Brady Corp.	29,471
6,397	Emerson Electric Co. (b)	322,025
290	Regal Beloit Corp.	17,229
2,017	Rockwell Automation, Inc.	113,678
33	Roper Industries, Inc. (b)	1,909

		488,333

	Electronic Equipment & Instruments - 0.47%
2,721	Agilent Technologies, Inc. (a)	93,575
190	Amphenol Corp.	8,016
3,682	AVX Corp.	52,284
6,040	Corning, Inc.	122,069
2,830	Molex, Inc.	59,034

		334,978

	Energy Equipment & Services - 1.83%
2,963	Baker Hughes, Inc.	138,787
1,622	BJ Services Co.	34,711
1,675	Cameron International Corp. (a)	71,790
464	Diamond Offshore Drilling, Inc. (b)	41,208
670	Ensco International Ltd. - ADR	30,003
489	FMC Technologies, Inc. (a)	31,604
7,096	Halliburton Co.	213,802
70	Helmerich & Payne, Inc.	2,666
2,061	National-Oilwell Varco, Inc.	83,635
2,132	Pride International, Inc. (a)	64,194
1,581	Rowan Companies, Inc. (a)	46,023

Number of Shares		Value

	Energy Equipment & Services (Continued)
8,345	Schlumberger Ltd.	$529,574
218	Tidewater, Inc. (b)	10,305

		1,298,302

	Food & Staples Retailing - 1.84%
2,582	Casey’s General Stores, Inc. (b)	81,075
5,530	Costco Wholesale Corp.	330,196
11,693	CVS Caremark Corporation	427,496
10,773	Walgreen Co.	399,571
1,688	Whole Foods Market, Inc. (a)(b)	61,021

		1,299,359

	Food Products - 1.12%
3,158	Campbell Soup Co.	111,635
403	Flowers Foods, Inc. (b)	9,970
1,971	General Mills, Inc.	139,527
3,501	H.J. Heinz Co.	159,681
2,593	Hershey Co.	111,006
1,626	Hormel Foods Corp.	68,308
233	The J.M. Smucker Co.	14,041
2,911	Kellogg Co.	155,535
101	McCormick & Co, Inc. (b)	3,875
267	Ralcorp Holdings, Inc. (a)	18,097

		791,675

	Gas Utilities - 0.13%
726	Energen Corp.	33,781
83	EQT Corp.	3,403
955	National Fuel Gas Co.	48,275
187	Questar Corp.	8,078

		93,537

	Health Care Equipment & Supplies - 1.44%
4,494	Baxter International, Inc.	261,551
476	Beckman Coulter, Inc.	29,893
1,227	Becton Dickinson & Co.	96,602
15,280	Boston Scientific Corp. (a)	110,322
382	C.R. Bard, Inc.	33,089
295	Dentsply International, Inc.	10,281
1,285	Hologic, Inc. (a)	23,824
747	Hospira, Inc. (a)	42,318
40	Inverness Medical Innovations,
	Inc. (a)	1,558
189	Kinetic Concepts, Inc. (a)	9,036

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
4,346	Medtronic, Inc.	$195,700
570	St. Jude Medical, Inc. (a)	23,398
1,906	Stryker Corp.	109,061
434	Varian Medical Systems, Inc. (a)	24,013
801	Zimmer Holdings, Inc. (a)	47,419

		1,018,065

	Health Care Providers & Services - 3.32%
6,753	Aetna, Inc.	237,098
10,547	Amerisourcebergen Corp.	305,019
113	Brookdale Senior Living, Inc. (a)	2,354
116	Cerner Corp. (a)(b)	9,867
4,558	CIGNA Corp.	166,732
1,589	Express Scripts, Inc. (a)	161,697
981	Henry Schein, Inc. (a)	57,781
624	Laboratory Corporation of America
	Holdings (a)	47,243
4,325	McKesson Corp.	284,239
4,650	Medco Health Solutions, Inc. (a)	300,204
2,745	Omnicare, Inc.	77,656
664	Owens & Minor, Inc.	20,551
991	Patterson Companies, Inc. (a)(b)	30,770
1,454	PerkinElmer, Inc.	34,751
1,194	Quest Diagnostics, Inc.	69,598
15,364	UnitedHealth Group, Inc.	501,942
1,273	Universal Health Services, Inc.	44,669

		2,352,171

	Hotels, Restaurants & Leisure - 1.44%
7,004	Carnival Corp.	272,316
2,875	International Game Technology	53,044
243	Las Vegas Sands Corp. (a)(b)	5,139
2,140	Marriott International, Inc.	67,453
8,488	McDonald’s Corp.	566,319
1,990	Starbucks Corp. (a)	48,297
259	Wendy’s Arby’s Group, Inc.	1,295
108	Wynn Resorts, Limited (b)	8,190

		1,022,053

Number of Shares		Value

	Household Durables - 0.18%
1,899	Garmin Ltd. (b)	$73,074
457	Harman International Industries,
	Inc. (a)	21,378
661	Tupperware Brands Corp.	31,873

		126,325

	Household Products - 2.85%
11	Church & Dwight, Inc.	737
3,655	Colgate Palmolive Co.	311,625
24	Energizer Holdings, Inc. (a)	1,506
4,180	Kimberly Clark Corp.	262,838
22,739	Procter & Gamble Co.	1,438,697

		2,015,403

	Industrial Conglomerates - 0.87%
6,157	3M Co.	514,540
779	Carlisle Companies, Inc.	29,680
2,250	Mcdermott International, Inc. (a)	60,570
11	Seaboard Corp.	14,290

		619,080

	Insurance - 2.38%
4,113	Aflac, Inc.	223,295
159	Alleghany Corp. (a)	46,272
1,092	Allied World Assurance
	Holdings, Ltd.	48,976
2,174	Aon Corp.	92,851
2,450	Arthur J. Gallagher & Co.	60,147
2,796	Aspen Insurance Holdings Ltd.	80,637
3,684	Axis Capital Holdings Ltd.	115,162
704	Brown & Brown, Inc.	12,616
2,019	CNA Financial Corp. (a)(b)	53,948
1,260	Erie Indemnity Co. (b)	54,344
455	Everest Re Group, Ltd. (b)	36,823
1,384	The Hanover Insurance Group, Inc.	60,356
1,116	HCC Insurance Holdings, Inc.	30,802
62	Markel Corp. (a)	23,229
9,014	Marsh & McLennan Cos., Inc.	220,122
471	Mercury General Corp.	20,592
3,424	Montpelier Re Holdings Ltd.	57,557
909	PartnerRe Ltd. (b)	72,465
1,368	Platinum Underwriters Holdings Ltd.	50,725
1,641	Reinsurance Group of America	86,185
1,118	Renaissancere Holdings Ltd. (b)	63,458
2,062	Transatlantic Holdings, Inc.	108,874

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance (Continued)
1,569	Validus Holdings Ltd.	$43,195
58	Wesco Financial Corp.	22,359
3	White Mountains Insurance
	Group Ltd.	1,065

		1,686,055

	Internet & Catalog Retail - 0.43%
1,684	Amazon.com, Inc. (a)(b)	228,569
2,979	Expedia, Inc. (a)	74,356

		302,925

	Internet Software & Services - 2.51%
9,749	Ebay, Inc. (a)	262,736
2,503	Google, Inc. (a)(b)	1,419,226
5,800	Yahoo, Inc. (a)	95,874

		1,777,836

	IT Services - 1.67%
82	Alliance Data Systems Corp. (a)(b)	5,247
2,102	Amdocs Ltd. (a)	63,291
4,576	Automatic Data Processing, Inc.	203,495
1,855	Broadridge Financial
	Solutions, Inc.	39,660
316	Cognizant Technology
	Solutions Corp. (a)	16,110
1,688	Fidelity National
	Information Services (b)	39,567
983	Fiserv, Inc. (a)	49,897
100	Global Payments, Inc. (b)	4,555
1,092	Hewitt Associates, Inc. (a)	43,440
14	Lender Processing Services, Inc.	528
325	Mastercard, Inc. (b)	82,550
3,023	Paychex, Inc.	92,806
5,492	SAIC, Inc. (a)	97,208
3,192	Total System Services, Inc. (b)	49,987
3,159	Visa, Inc.	287,564
3,638	Wright Express Corp. (a)(b)	109,576

		1,185,481

	Leisure Equipment & Products - 0.29%
1,808	Hasbro, Inc.	69,210
6,013	Mattel, Inc.	136,736

		205,946

Number of Shares		Value

	Life Sciences Tools & Services - 0.44%
1,187	Charles River Laboratories (a)(b)	$46,661
337	Covance, Inc. (a)	20,688
259	Life Technologies Corp. (a)	13,538
99	Millipore Corp. (a)	10,454
1,189	Pharmaceutical Product
	Development, Inc.	28,239
3,668	Thermo Fisher Scientific, Inc. (a)	188,682

		308,262

	Machinery - 1.35%
2,387	Cummins, Inc.	147,875
2,029	Danaher Corp.	162,137
625	Donaldson Company, Inc.	28,200
2,094	Dover Corp.	97,895
867	Flowserve Corp.	95,604
28	IDEX Corp.	927
4,618	Illinois Tool Works, Inc.	218,708
372	Joy Global, Inc.	21,055
810	Lincoln Electric Holdings, Inc.	44,007
1,136	Oshkosh Corp. (a)	45,826
1,183	Pall Corp.	47,900
1,255	Pentair, Inc.	44,703

		954,837

	Marine - 0.01%
370	Genco Shipping &
	Trading Ltd. (a)(b)	7,811

	Media - 2.93%
35,997	Comcast Corp. (b)	677,464
6,793	DIRECTV (a)	229,671
312	Discovery Communications (a)	9,176
895	Interactive Data Corp.	28,640
654	Lamar Advertising Co. (a)	22,465
34,035	News Corporation	490,445
318	Scripps Networks Interactive, Inc.	14,103
17,341	The Walt Disney Co. (b)	605,374

		2,077,338

	Metals & Mining - 1.02%
48	Cliffs Natural Resources, Inc. (b)	3,406
3,182	Freeport-McMoran Copper &
	Gold, Inc.	265,824
2,704	Newmont Mining Corp.	137,715
265	Reliance Steel & Aluminum Co.	13,046
74	Schnitzer Steel Industries, Inc.	3,887

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Metals & Mining (Continued)
8,668	Southern Copper Corp.	$274,516
1,299	Titanium Metals Corp. (a)(b)	21,550

		719,944

	Multiline Retail - 0.29%
1,831	Dollar Tree, Inc. (a)	108,432
1,812	Kohls Corp. (a)	99,261

		207,693

	Oil & Gas - 3.69%
5,227	Anadarko Petroleum Corp.	380,682
2,190	Apache Corp.	222,285
185	Arch Coal, Inc.	4,227
283	Cabot Oil & Gas Corp.	10,414
2,062	Chesapeake Energy Corp.	48,746
1,223	Cimarex Energy Co.	72,622
866	Consol Energy, Inc. (b)	36,944
281	Continental Resources, Inc. (a)	11,957
53	Denbury Resources, Inc. (a)(b)	894
5,211	Devon Energy Corp.	335,745
938	EOG Resources, Inc.	87,178
465	EXCO Resources, Inc.	8,547
507	Massey Energy Corp. (b)	26,511
1,478	Newfield Exploration Co. (a)	76,930
593	Noble Energy, Inc. (b)	43,289
110	Nordic American Tanker
	Shipping Ltd. (b)	3,330
7,246	Occidental Petroleum Corp.	612,577
1,092	Peabody Energy Corp.	49,904
37	Petrohawk Energy Corp. (a)	750
1,029	Pioneer Natural Resources Co.	57,953
2,667	Plains Exploration &
	Production Co. (a)	79,983
267	Range Resources Corp. (b)	12,514
13	Southwestern Energy Co. (a)	529
8,219	Spectra Energy Corp. (b)	185,174
665	St Mary Land & Exploration Co. (b)	23,149
42	Whiting Petroleum Corp. (a)	3,395
3,521	World Fuel Services Corp. (b)	93,799
2,647	XTO Energy, Inc.	124,886

		2,614,914

Number of Shares		Value

	Personal Products - 0.45%
815	Alberto-Culver Co.	$21,312
4,108	Avon Products, Inc.	139,138
1,863	The Estee Lauder Cos., Inc.	120,853
797	Herbalife Ltd.	36,758
27	NBTY, Inc. (a)	1,295

		319,356

	Pharmaceuticals - 7.73%
10,905	Abbott Laboratories	574,475
877	Allergan, Inc.	57,286
16,498	Bristol Myers Squibb Co. (b)	440,497
1,618	Endo Pharmaceuticals
	Holdings, Inc. (a)	38,330
2,927	Forest Labs, Inc. (a)	91,791
999	Genzyme Corp. (a)	51,778
25,506	Johnson & Johnson	1,662,991
9,974	Eli Lilly & Co.	361,258
23,510	Merck & Co., Inc.	878,099
351	Mylan Laboratories, Inc. (a)(b)	7,971
105	Perrigo Co. (b)	6,166
73,454	Pfizer, Inc.	1,259,736
962	Watson Pharmaceuticals, Inc. (a)	40,183

		5,470,561

	Professional Services - 0.12%
119	The Dun & Bradstreet Corporation	8,856
666	Equifax, Inc.	23,843
1,674	Robert Half International, Inc. (b)	50,940

		83,639

	Real Estate - 0.04%
409	Forest City Enterprises, Inc. (a)(b)	5,893
329	Jones Lang Lasalle, Inc.	23,981

		29,874

	Road & Rail - 1.06%
3,327	CSX Corp. (b)	169,344
877	J.B. Hunt Transport Services, Inc.	31,467
114	Kansas City Southern (a)(b)	4,124
4,052	Norfolk Southern Corp.	226,466
4,381	Union Pacific Corp.	321,127

		752,528

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment - 2.87%
690	Altera Corp. (b)	$16,774
2,162	Analog Devices, Inc.	62,309
7,727	Applied Materials, Inc.	104,160
2,460	Broadcom Corp.	81,623
49,705	Intel Corp.	1,106,433
1,672	Intersil Corp.	24,679
293	KLA-Tencor Corp.	9,059
519	Lam Research Corp. (a)(b)	19,369
649	Linear Technology Corp. (b)	18,354
697	LSI Corp. (a)	4,266
1,799	Marvell Technology Group Ltd. (a)	36,663
4,678	Maxim Integrated Products, Inc.	90,706
5,090	MEMC Electronic
	Materials, Inc. (a)(b)	78,030
1,329	Microchip Technology, Inc. (b)	37,425
2,626	National Semiconductor Corp. (b)	37,946
681	NVIDIA Corp. (a)	11,836
9,465	Texas Instruments, Inc.	231,608
2,261	Xilinx, Inc.	57,655

		2,028,895

	Software - 5.48%
1,922	Activision Blizzard, Inc.	23,179
1,288	Adobe Systems, Inc. (a)	45,557
913	Autodesk, Inc. (a)	26,861
685	BMC Software, Inc. (a)	26,030
2,144	CA, Inc.	50,320
414	Citrix Systems, Inc. (a)(b)	19,653
3,617	Electronic Arts, Inc. (a)	67,493
1,903	Intuit, Inc. (a)	65,349
557	McAfee, Inc. (a)	22,352
83,236	Microsoft Corp.	2,436,318
35,574	Oracle Corp.	913,896
6,982	Symantec Corp. (a)	118,135
1,402	Synopsys, Inc. (a)	31,363
571	VMware, Inc. (a)	30,434

		3,876,940

	Specialty Retail - 1.66%
666	Aarons, Inc. (b)	22,204
1,495	Advance Auto Parts, Inc. (b)	62,670
6,676	American Eagle Outfitters	123,640
2,226	Bed Bath & Beyond, Inc. (a)(b)	97,410

Number of Shares		Value

	Specialty Retail (Continued)
1,311	CarMax, Inc. (a)	$32,932
2,238	Dicks Sporting Goods, Inc. (a)	58,434
1,818	GameStop Corp. (a)(b)	39,832
9,604	The Gap, Inc.	221,949
475	Guess?, Inc.	22,316
74	O’Reilly Automotive, Inc. (a)(b)	3,087
1,348	Petsmart, Inc.	43,082
1,194	Ross Stores, Inc.	63,843
1,712	Sherwin Williams Co.	115,868
3,585	Staples, Inc.	83,853
576	Tiffany & Co.	27,354
3,750	The TJX Companies, Inc.	159,450

		1,177,924

	Textiles, Apparel & Luxury
	Goods - 0.73%
318	Coach, Inc.	12,567
4,067	Nike, Inc.	298,925
817	Phillips-Van Heusen Corp. (b)	46,863
605	Polo Ralph Lauren Corp. (b)	51,449
1,362	VF Corp.	109,164

		518,968

	Thrifts & Mortgage Finance - 0.41%
933	First Niagara Financial Group, Inc.	13,267
4,013	Hudson City Bancorp	56,824
5,908	New York Community
	Bancorp, Inc. (b)	97,718
4,054	People’s United Financial, Inc.	63,405
948	TFS Financial Corp.	12,656
2,385	Washington Federal, Inc.	48,463

		292,333

	Tobacco - 2.16%
2,525	Lorillard, Inc.	189,981
20,820	Philip Morris International, Inc.	1,085,971
4,716	Reynolds American, Inc.	254,570

		1,530,522

	Trading Companies &
	Distributors - 0.17%
4,839	Aircastle Ltd.	45,825
378	Fastenal Co. (b)	18,140
1	MSC Industrial Direct Co., Inc.	51
508	W.W. Grainger, Inc. (b)	54,925

		118,941

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Water Utilities - 0.02%
634	Aqua America, Inc. (b)	$11,139

	Wireless Telecommunication Services - 0.13%
173	American Tower Corp. (a)(b)	7,372
218	Crown Castle
	International Corp. (a)	8,334
1,828	NII Holdings, Inc. (a)	76,154

		91,860

	Total Common Stocks
	(Cost $54,359,653)	64,242,974

	MANAGEMENT INVESTMENT
	COMPANIES - 0.09%
	Capital Markets - 0.09%
56	ARES Capital Corp. (b)	$831
4,818	Apollo Investment Corp.	61,333

	Total Management Investment
	Companies (Cost $48,483)	62,164

	REAL ESTATE INVESTMENT TRUSTS - 1.17%
	Real Estate Investment Trusts - 1.17%
181	Alexandria Real Estate
	Equities, Inc. (b)	12,236
8	AMB Property Corp.	218
1,457	Annaly Capital
	Management, Inc. (b)	25,031
103	AvalonBay Communities, Inc. (b)	8,894
82	Biomed Realty Trust, Inc.	1,356
934	Boston Properties, Inc.	70,461
33	Brandywine Realty Trust	403
317	BRE Properties, Inc.	11,333
8	Camden Property Trust (b)	333
197	Cousins Properties, Inc. (b)	1,637
338	DCT Industrial Trust, Inc.	1,768
166	Diamondrock Hospitality Co.	1,678
399	Douglas Emmett, Inc. (b)	6,133
1,209	Duke Realty Corp.	14,992
624	Entertainment Properties Trust (b)	25,665
8	Equity One	151
274	Equity Residential	10,727
90	Essex Property Trust, Inc.	8,096
223	Federal Realty Investment Trust	16,237

Number of Shares		Value

	Real Estate Investment Trusts (Continued)
3,593	First Industrial Realty Trust (a)	$27,882
2,038	Hatteras Financial Corp. (b)	52,519
482	HCP, Inc. (b)	15,906
6	Health Care REIT, Inc. (b)	140
52	Health Care REIT, Inc.	2,352
190	Highwoods Properties, Inc.	6,029
16	Home Properties, Inc.	749
821	Hospitality Property Trust	19,663
3,376	Host Hotels & Resorts, Inc. (b)	49,458
50	HRTP Properties Trust	389
1,094	Kimco Realty Corp.	17,110
4,840	Lexington Realty Trust (b)	31,508
266	Liberty Property Trust	9,028
256	Macerich Co. (b)	9,807
858	Mack Cali Realty Corp.	30,245
479	MFA Financial, Inc.	3,525
66	National Retail Properties, Inc. (b)	1,507
367	Nationwide Health Properties, Inc.	12,900
48	Plum Creek Timber Co., Inc. (b)	1,868
68	Post Properties, Inc. (b)	1,497
558	Public Storage	51,330
536	Rayonier, Inc.	24,351
755	Realty Income Corp. (b)	23,171
4,883	Redwood Trust, Inc. (b)	75,296
301	Regency Centers Corp. (b)	11,278
47	Senior Housing Properties Trust	1,041
590	Simon Property Group, Inc. (b)	49,501
139	SL Green Realty Corp.	7,961
110	UDR, Inc.	1,940
263	Ventas, Inc.	12,487
530	Vornado Realty Trust (b)	40,121
883	Weingarten Realty Investors (b)	19,037

		828,945

	Total Real Estate Investment Trusts
	(Cost $698,163)	828,945

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	SHORT TERM INVESTMENTS - 7.22%
	Money Market Funds - 7.22%
5,112,400	Federated Prime Obligations Fund
	Effective Yield, 0.11%	$5,112,400

	Total Short Term Investments
	(Cost $5,112,400)	5,112,400

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 17.07%
	Money Market Funds - 17.07%
12,083,657	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	12,083,657

	Total Mutual Funds
	(Cost $12,083,657)	12,083,657

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $12,083,657)	12,083,657

	Total Investments
	(Cost $72,302,356) - 116.30%	82,330,140

	Liabilities in Excess of
	Other Assets - (16.30)%	(11,538,494)

	TOTAL NET
	ASSETS - 100.00%	$70,791,646

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing.
(b) All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	94	$5,476,440	Jun-10	$110,732

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 91.03%
	Aerospace & Defense - 2.05%
417	Alliant Techsystems, Inc. (a)	$33,902
6,396	Boeing Co.	464,414
7,178	Honeywell International, Inc.	324,948
4,191	Northrop Grumman Corp. (b)	274,804
2,363	Spirit AeroSystems
	Holdings, Inc. (a)(b)	55,247

		1,153,315

	Airlines - 0.49%
167	Alaska Air Group, Inc. (a)	6,885
5,251	AMR Corp. (a)	47,837
1,110	Continental Airlines, Inc. (a)(b)	24,387
3,078	Delta Air Lines, Inc. (a)(b)	44,908
1,046	JetBlue Airways Corp. (a)	5,837
1,843	Skywest, Inc.	26,318
3,664	UAL Corp. (a)	71,631
6,311	US Airways Group, Inc. (a)(b)	46,386

		274,189

	Auto Components - 1.43%
4,448	ArvinMeritor, Inc. (a)(b)	59,381
1,401	Autoliv, Inc. (a)	72,194
648	Borgwarner, Inc. (a)(b)	24,741
262	Cooper Tire & Rubber Co. (b)	4,983
3,774	Dana Holding Corp. (a)(b)	44,835
3,098	Federal Mogul Corp. (a)	56,879
6,963	Goodyear Tire & Rubber Co. (a)	88,012
7,556	Johnson Controls, Inc.	249,272
2,372	Tenneco, Inc. (a)	56,098
4,393	TRW Automotive
	Holdings Corp. (a)	125,552
722	WABCO Holdings, Inc.	21,602

		803,549

	Automobiles - 0.46%
20,257	Ford Motor Co. (a)(b)	254,631
228	Harley Davidson, Inc. (b)	6,400

		261,031

	Beverages - 0.44%
3,700	Coca Cola Enterprises, Inc.	102,342
3,459	Constellation Brands, Inc. (a)	56,866
2,584	Dr Pepper Snapple Group, Inc.	90,879

		250,087

Number of Shares		Value

	Building Products - 0.65%
2,306	Armstrong World Industries, Inc. (a)	$83,731
598	Lennox International, Inc. (b)	26,503
9,421	Masco Corp.	146,214
2,867	Owens Corning (a)	72,936
2,028	USG Corp. (a)(b)	34,801

		364,185

	Capital Markets - 0.79%
8,645	American Capital Ltd.	43,916
14,544	E Trade Financial Corp. (a)	23,998
2,423	Legg Mason, Inc.	69,467
5,828	MF Global Holdings Ltd. (a)(b)	47,032
8,865	Morgan Stanley	259,656

		444,069

	Chemicals - 2.04%
939	Ashland, Inc.	49,551
893	Cabot Corp.	27,147
964	Cytec Industries, Inc. (b)	45,057
11,845	The Dow Chemical Co. (b)	350,257
7,411	E.I. du Pont de Nemours & Co.	275,986
1,135	Eastman Chemical Co.	72,277
4,590	Huntsman Corp.	55,309
867	Nalco Holding Company	21,094
1,747	Olin Corp.	34,276
1,935	PPG Industries, Inc.	126,549
1,574	Rockwood Holdings, Inc. (a)	41,900
2,275	RPM International, Inc.	48,549

		1,147,952

	Commercial Banks - 3.15%
2,693	Associated Banc Corp. (b)	37,163
9,411	CapitalSource, Inc.	52,608
69,683	Citizens Republic Bancorp, Inc. (a)	82,226
754	Comerica, Inc. (b)	28,682
476	East West Bancorp, Inc. (b)	8,292
14,988	Fifth Third Bancorp (b)	203,687
23,706	First Bancorp (b)	57,131
3,156	First Horizon National Corp. (a)	44,346
0	FirstMerit Corp.	0
3,674	Fulton Financial Corp. (b)	37,438
8,137	Huntington Bancshares, Inc.	43,696
285	International Bancshares Corp. (b)	6,552
21,734	KeyCorp (b)	168,439
14,260	Marshall & Ilsley Corp.	114,793

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
39,999	Popular, Inc.	$116,397
11,091	Regions Financial Corporation (b)	87,064
53,895	The South Financial Group (b)	37,258
9,489	SunTrust Banks, Inc. (b)	254,210
5,816	Susquehanna Bancshares, Inc. (b)	57,055
32,246	Synovus Financial Corp.	106,089
3,565	TCF Financial Corp. (b)	56,826
336	Trustmark Corp. (b)	8,209
624	Webster Financial Corp. (b)	10,914
3,868	Whitney Holding Corp.	53,340
1,702	Wilmington Trust Corp. (b)	28,202
3,266	Zions Bancorporation (b)	71,264

		1,771,881

	Commercial Services & Supplies - 1.04%
1,764	Avery Dennison Corp.	64,227
357	Brinks Co.	10,078
1,079	Deluxe Corp.	20,954
951	HNI Corp.	25,325
3,939	Pitney Bowes, Inc. (b)	96,309
4,247	R.R. Donnelley & Sons Co.	90,673
9,521	Steelcase, Inc.	61,601
556	United Stationers, Inc. (a)	32,721
5,406	Waste Management, Inc.	186,129

		588,017

	Communications Equipment - 0.22%
17,713	Motorola, Inc. (a)(b)	124,345

	Computers & Peripherals - 0.79%
18,457	Dell, Inc. (a)	277,039
2,045	Lexmark International, Inc. (a)	73,784
4,207	NCR Corp. (a)	58,057
1,975	Seagate Technology (a)	36,063

		444,943

	Construction & Engineering - 0.21%
2,286	EMCOR Group, Inc. (a)	56,304
946	Granite Construction, Inc. (b)	28,588
1,569	Tutor Perini Corp. (a)(b)	34,126

		119,018

	Consumer Finance - 0.98%
7,012	American Express Co.	289,315
2,027	AmeriCredit Corp. (a)(b)	48,162

Number of Shares		Value

	Consumer Finance (Continued)
3,563	Capital One Financial Corp. (b)	$147,544
10,888	CompuCredit Holdings Corp. (b)	56,182
105	Nelnet, Inc.	1,949
352	SLM Corp. (a)	4,407
78	Student Loan Corp.	2,771

		550,330

	Containers & Packaging - 0.87%
2,572	Bemis, Inc.	73,868
2,133	Crown Holdings, Inc. (a)	57,506
1,736	Graphic Packaging Holding Co. (a)	6,267
2,249	Owens-Illinois, Inc. (a)	79,929
1,341	Packaging Corp. of America	33,002
1,502	Pactiv Corp. (a)	37,820
2,331	Sealed Air Corp.	49,138
296	Silgan Holdings, Inc.	17,828
1,781	Sonoco Products Co.	54,837
3,880	Temple Inland, Inc.	79,268

		489,463

	Distributors - 0.40%
2,288	Core-Mark Holding Co., Inc. (a)	70,036
3,641	Genuine Parts Co.	153,796

		223,832

	Diversified Consumer Services - 0.15%
458	Career Education Corp. (a)	14,491
1,510	Regis Corp. (b)	28,207
4,794	Service Corp International (b)	44,009

		86,707

	Diversified Financial Services - 3.20%
60,538	Bank of America Corporation	1,080,604
169,360	Citigroup, Inc. (a)(b)	685,908
1,567	PHH Corp. (a)(b)	36,934

		1,803,446

	Diversified Telecommunication Services - 2.27%
12,550	Frontier Communications Corp. (b)	93,372
7,070	Level 3 Communications, Inc. (a)	11,453
36,711	Qwest Communications International,
	Inc. (b)	191,632
31,743	Verizon Communications, Inc.	984,668

		1,281,125

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electric Utilities - 3.48%
11,616	AES Corp. (a)	$127,776
1,752	Allegheny Energy, Inc.	40,296
6,294	American Electric Power
	Company, Inc.	215,129
18,583	Duke Energy Corp.	303,275
5,851	Edison International	199,929
2,377	Entergy Corp.	193,369
3,670	FirstEnergy Corp. (b)	143,460
623	Great Plains Energy, Inc.	11,569
4,443	Hawaiian Electric Industries, Inc. (b)	99,745
1,297	IDACORP, Inc. (b)	44,902
2,220	Northeast Utilities	61,361
1,392	NV Energy, Inc.	17,163
5,078	Pepco Holdings, Inc.	87,088
1,770	Pinnacle West Capital Corp.	66,782
1,190	PNM Resources, Inc.	14,911
1,333	Portland General Electric Co.	25,740
3,763	PPL Corp.	104,273
4,006	Progress Energy, Inc.	157,676
316	UniSource Energy Corp.	9,935
1,610	Westar Energy, Inc.	35,903

		1,960,282

	Electrical Equipment - 0.23%
534	A.O. Smith Corp.	28,072
374	Acuity Brands, Inc.	15,787
1,499	General Cable Corp. (a)(b)	40,473
291	Hubbell, Inc.	14,675
747	Thomas & Betts Corp. (a)	29,312

		128,319

	Electronic Equipment & Instruments - 1.39%
842	Anixter International, Inc. (a)(b)	39,448
3,911	Arrow Electronics, Inc. (a)	117,839
4,061	Avnet, Inc. (a)	121,830
1,973	Benchmark Electronics, Inc. (a)	40,920
6,609	Ingram Micro, Inc. (a)	115,988
4,222	Insight Enterprises, Inc. (a)	60,628
3,049	Jabil Circuit, Inc.	49,363
1,555	Synnex Corp. (a)(b)	45,966
3,228	Tech Data Corp. (a)	135,253
5,275	Vishay Intertechnology, Inc. (a)	53,963

		781,198

Number of Shares		Value

	Energy Equipment & Services - 0.43%
2,326	Exterran Holdings, Inc. (a)(b)	$56,219
2,831	Helix Energy Solutions
	Group, Inc. (a)	36,888
3,093	Key Energy Services, Inc. (a)	29,538
1,818	Nabors Industries Ltd. (a)	35,687
166	Oil States International, Inc. (a)(b)	7,527
740	Patterson-UTI Energy, Inc.	10,338
414	Seacor Holdings, Inc. (a)(b)	33,393
402	Smith International, Inc.	17,214
145	Superior Energy Services, Inc. (a)	3,048
233	Unit Corp. (a)(b)	9,851

		239,703

	Food & Staples Retailing - 6.20%
1,965	BJ’s Wholesale Club, Inc. (a)	72,685
7,875	The Great Atlantic & Pacific
	Tea Co. (a)(b)	60,401
12,386	Kroger Co.	268,281
1,122	Nash Finch Co. (b)	37,755
43,539	Rite Aid Corp. (a)	65,308
747	Ruddick Corp. (b)	23,635
11,930	Safeway, Inc. (b)	296,580
11,397	Supervalu, Inc.	190,102
8,014	SYSCO Corp.	236,413
38,206	Wal-Mart Stores, Inc.	2,124,254
561	Weis Markets, Inc. (b)	20,398
7,826	Winn Dixie Stores, Inc. (a)(b)	97,747

		3,493,559

	Food Products - 2.90%
9,990	Archer Daniels Midland Co.	288,711
2,781	Bunge Limited	171,393
2,598	Chiquita Brands
	International, Inc. (a)(b)	40,867
5,302	Conagra Foods, Inc.	132,921
646	Corn Products
	International, Inc. (b)	22,390
12,151	Dean Foods Co. (a)	190,649
1,537	Del Monte Foods Co.	22,440
284	Fresh Del Monte Produce, Inc. (a)	5,751
16,893	Kraft Foods, Inc.	510,844
6,410	Sara Lee Corp.	89,291
2,279	Smithfield Foods, Inc. (a)(b)	47,267
5,891	Tyson Foods, Inc.	112,813

		1,635,337

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Gas Utilities - 0.64%
934	AGL Resources, Inc.	$36,099
1,510	Atmos Energy Corp.	43,141
719	New Jersey Resources Corp.	27,006
2,061	Nicor, Inc.	86,397
725	Oneok, Inc.	33,096
777	Piedmont Natural Gas, Inc. (b)	21,430
1,024	Southwest Gas Corp.	30,638
1,932	UGI Corp. (b)	51,275
994	WGL Holdings, Inc.	34,442

		363,524

	Health Care Equipment & Supplies - 0.21%
3,075	CareFusion Corp. (a)	81,272
1,251	Hill-Rom Holdings, Inc. (b)	34,040
76	Teleflex, Inc.	4,869

		120,181

	Health Care Providers & Services - 2.29%
1,375	Amerigroup Corp. (a)	45,705
6,376	Cardinal Health, Inc.	229,727
1,329	Community Health
	Systems, Inc. (a)	49,080
3,947	Coventry Health Care, Inc. (a)	97,570
649	Davita, Inc. (a)(b)	41,147
3,157	Health Management
	Associates, Inc. (a)	27,150
2,969	Health Net, Inc. (a)(b)	73,839
3,129	Humana, Inc. (a)	146,343
4,029	Kindred Healthcare, Inc. (a)	72,723
441	Lifepoint Hospitals, Inc. (a)(b)	16,220
499	Lincare Holdings, Inc. (a)(b)	22,395
4,430	Tenet Healthcare Corp. (a)	25,340
3,143	Universal American Corp. (a)	48,402
582	Wellcare Health Plans, Inc. (a)	17,344
5,850	Wellpoint, Inc. (a)	376,623

		1,289,608

	Hotels, Restaurants & Leisure - 1.21%
11,605	AFC Enterprises, Inc. (a)	124,522
2,488	Boyd Gaming Corp. (a)(b)	24,581
1,672	Brinker International, Inc. (b)	32,236
449	Burger King Holdings, Inc. (b)	9,546
732	Darden Restaurants, Inc. (b)	32,603

Number of Shares		Value

	Hotels, Restaurants & Leisure (Continued)
4,998	Domino’s Pizza, Inc. (a)(b)	$68,173
6,114	MGM MIRAGE (a)(b)	73,368
470	Penn National Gaming, Inc. (a)	13,066
1,425	Royal Caribbean Cruises Ltd. (a)(b)	47,011
1,948	Starwood Hotels & Resorts
	Worldwide, Inc. (b)	90,855
1,573	Wyndham Worldwide Corp.	40,473
3,253	Yum Brands, Inc. (b)	124,687

		681,121

	Household Durables - 1.73%
13,168	Beazer Homes USA, Inc. (a)(b)	59,783
3,371	D.R. Horton, Inc. (b)	42,475
2,024	Fortune Brands, Inc.	98,184
16,013	Hovnanian Enterprises, Inc. (a)(b)	69,657
1,121	Jarden Corp.	37,318
3,754	KB Home	62,879
2,577	Leggett & Platt, Inc. (b)	55,766
2,477	Lennar Corp.	42,629
255	M.D.C Holdings, Inc.	8,826
1,555	Mohawk Industries, Inc. (a)	84,561
3,551	Newell Rubbermaid, Inc.	53,975
83	NVR, Inc. (a)(b)	60,299
765	Pulte Homes, Inc. (a)	8,606
1,883	Ryland Group, Inc. (b)	42,255
1,753	Stanley Black & Decker, Inc.	100,640
1,115	Toll Brothers, Inc. (a)(b)	23,192
1,446	Whirlpool Corp. (b)	126,163

		977,208

	Household Products - 0.10%
845	Clorox Co.	54,198

	Independent Power Producers &
	Energy Traders - 0.43%
6,044	Calpine Corp. (a)	71,863
1,159	Constellation Energy Group, Inc.	40,693
37,950	Dynegy, Inc. (a)(b)	47,817
5,897	Mirant Corp. (a)	64,041
5,462	RRI Energy, Inc. (a)	20,155

		244,569

	Industrial Conglomerates - 2.95%
85,865	General Electric Co.	1,562,743
4,677	Textron, Inc. (b)	99,293

		1,662,036

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance - 6.66%
4,266	Allstate Corp.	$137,834
2,367	American Financial Group, Inc.	67,341
3,859	American International
	Group, Inc. (a)(b)	131,746
959	American National Insurance
	Company	108,885
1,514	Arch Capital Group Ltd. (a)	115,443
2,713	Assurant, Inc.	93,273
6,287	Chubb Corp.	325,981
3,488	Cincinnati Financial Corp. (b)	100,803
10,893	Conseco, Inc. (a)	67,754
1,197	Endurance Specialty Holdings Ltd.	44,469
3,769	Fidelity National Financial, Inc.	55,857
2,556	First American Corp. (b)	86,495
2,363	Hartford Financial Services
	Group, Inc.	67,156
4,092	Lincoln National Corp.	125,624
5,613	Loews Corp.	209,253
9,800	Metlife, Inc.	424,732
2,300	Old Republic International Corp.	29,164
672	OneBeacon Insurance Group, Ltd.	11,592
6,406	The Phoenix Companies, Inc. (a)(b)	15,503
3,108	Principal Financial Group, Inc.	90,785
4,081	Progressive Corp.	77,906
2,324	Protective Life Corp.	51,105
4,171	Prudential Financial, Inc.	252,345
2,490	Selective Insurance Group, Inc.	41,334
846	StanCorp Financial Group, Inc.	40,295
1,265	Torchmark Corp.	67,690
7,602	Travelers Companies, Inc. (b)	410,052
1,458	Unitrin, Inc.	40,897
8,108	Unum Group	200,835
2,601	W.R. Berkley Corp.	67,860
6,571	XL Capital Ltd. (b)	124,192
1,836	Zenith National Insurance Corp.	70,356

		3,754,557

	Internet Software & Services - 0.04%
884	IAC/InterActiveCorp (a)	20,102

	IT Services - 0.46%
449	CACI International, Inc. (a)	21,934
3,107	Computer Sciences Corp. (a)	169,300
2,431	Convergys Corp. (a)	29,804
603	DST Systems, Inc. (a)	24,994

Number of Shares		Value

	IT Services (Continued)
753	The Western Union Co.	$12,771

		258,803

	Leisure Equipment & Products - 0.22%
4,406	Brunswick Corp. (b)	70,364
5,774	Eastman Kodak Co. (a)(b)	33,431
435	Polaris Industries, Inc. (b)	22,255

		126,050

	Machinery - 2.62%
2,079	AGCO Corp. (a)	74,574
2,260	Briggs & Stratton Corp. (b)	44,070
5,059	Caterpillar, Inc.	317,958
955	Crane Co.	33,902
2,822	Deere & Co. (b)	167,796
1,508	Eaton Corp.	114,261
157	Gardner Denver, Inc.	6,914
1,140	Harsco Corp.	36,412
856	Kennametal, Inc.	24,071
193	Manitowoc, Inc.	2,509
1,883	Mueller Industries, Inc.	50,446
3,707	Mueller Water Products, Inc. -
	Class A	17,719
409	NACCO Industries, Inc. (b)	30,327
1,244	Navistar International Corp. (a)	55,644
4,384	Paccar, Inc. (b)	190,003
1,314	Parker Hannifin Corp.	85,068
550	Snap On, Inc.	23,837
972	SPX Corp. (b)	64,463
2,446	Terex Corp. (a)(b)	55,549
2,254	Timken Co.	67,643
628	Trinity Industries, Inc. (b)	12,535

		1,475,701

	Marine - 0.04%
605	Alexander & Baldwin, Inc.	19,995

	Media - 4.26%
5,014	Belo Corp. (b)	34,195
583	Cablevision Systems Corp.	14,074
14,578	CBS Corp. (b)	203,217
925	Cinemark Holdings, Inc. (b)	16,965
1,505	Clear Channel Outdoor
	Holdings, Inc. (a)	15,968
3,691	Dish Network Corp.	76,847
7,765	The E.W. Scripps Co. (a)	65,614
7,810	Gannett Co., Inc. (b)	129,021

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Media (Continued)
7,182	Interpublic Group Cos., Inc. (a)(b)	$59,754
2,656	Liberty Global, Inc. (a)(b)	77,449
7,965	Liberty Media Corporation -
	Interactive (a)	121,944
2,057	Live Nation, Inc. (a)	29,827
145	Madison Square Garden, Inc. (a)	3,151
3,125	McGraw-Hill Companies, Inc.	111,406
879	Meredith Corp. (b)	30,246
2,215	New York Times Co. (a)	24,653
3,321	Omnicom Group, Inc.	128,888
3,908	RCN Corp. (a)	58,933
4,494	Regal Entertainment Group (b)	78,960
773	Scholastic Corp.	21,644
4,936	Time Warner Cable, Inc.	263,138
17,390	Time Warner, Inc.	543,785
5,124	Viacom, Inc. (a)	176,163
246	Virgin Media, Inc.	4,246
8,041	Warner Music Group Corp. (a)	55,563
125	The Washington Post Company	55,523

		2,401,174

	Metals & Mining - 1.18%
2,069	AK Steel Holding Corp.	47,297
17,695	Alcoa, Inc. (b)	251,977
936	Allegheny Technologies, Inc.	50,535
2,455	Century Aluminum Co. (a)(b)	33,781
2,310	Commercial Metals Co.	34,789
1,880	Nucor Corp.	85,314
175	Steel Dynamics, Inc.	3,057
2,184	United States Steel Corp. (b)	138,728
1,081	Worthington Industries, Inc.	18,690

		664,168

	Multiline Retail - 2.10%
1,235	Big Lots, Inc. (a)	44,979
1,457	Dillard’s, Inc.	34,385
1,486	Family Dollar Stores, Inc.	54,402
4,822	J.C. Penney Co., Inc.	155,124
7,736	Macy’s, Inc. (b)	168,413
1,448	Nordstrom, Inc. (b)	59,151
4,113	Saks, Inc. (a)	35,372
2,070	Sears Holdings Corp. (a)(b)	224,450
7,734	Target Corp.	406,808

		1,183,084

Number of Shares		Value

	Multi-Utilities - 4.09%
1,721	Alliant Energy Corp.	$57,240
8,021	Ameren Corp.	209,188
1,030	Avista Corp.	21,331
176	Black Hills Corp. (b)	5,342
6,338	CenterPoint Energy, Inc.	91,014
5,488	CMS Energy Corp. (b)	84,844
6,437	Consolidated Edison, Inc.	286,704
4,368	Dominion Resources, Inc.	179,568
2,984	DTE Energy Co.	133,086
1,190	Integrys Energy Group, Inc. (b)	56,382
1,725	MDU Resources Group, Inc.	37,226
6,046	NiSource, Inc.	95,527
601	Northwestern Corp. (b)	16,113
2,053	NRG Energy, Inc. (a)	42,908
1,570	NSTAR	55,609
1,034	OGE Energy Corp.	40,264
4,905	PG&E Corp.	208,070
6,469	Public Services Enterprise
	Group, Inc.	190,965
1,502	SCANA Corp.	56,460
3,283	Sempra Energy	163,822
2,865	Teco Energy, Inc.	45,525
1,314	Vectren Corp. (b)	32,482
1,143	Wisconsin Energy Corp. (b)	56,476
6,392	Xcel Energy, Inc. (b)	135,510

		2,301,656

	Office Electronics - 0.15%
8,548	Xerox Corp.	83,343

	Oil & Gas - 14.75%
727	Alon USA Energy, Inc. (b)	5,271
20,850	Chevron Corp.	1,581,055
17,672	ConocoPhillips	904,276
3,518	Crosstex Energy, Inc. (a)(b)	30,571
4,337	CVR Energy, Inc. (a)(b)	37,949
4,649	Delek US Holdings, Inc.	33,845
1,816	El Paso Corp.	19,685
54,299	Exxon Mobil Corp.	3,636,947
1,023	Forest Oil Corp. (a)	26,414
1,413	Frontier Oil Corp.	19,076
551	Frontline Ltd. (b)	16,877
3,656	General Maritime Corp.	26,287
5,992	Hess Corp.	374,800
592	Holly Corp.	16,523
11,972	Marathon Oil Corp.	378,794

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
856	Mariner Energy, Inc. (a)	$12,814
2,443	Murphy Oil Corp.	137,272
821	Overseas Shipholding
	Group, Inc. (b)	32,208
46	Ship Finance International Ltd. (b)	817
212	Southern Union Co.	5,378
6,052	Sunoco, Inc.	179,805
1,355	Teekay Corporation (b)	30,813
9,348	Tesoro Corp. (b)	129,937
7,624	USEC, Inc. (a)(b)	43,990
19,835	Valero Energy Corp.	390,750
3,529	W & T Offshore, Inc. (b)	29,644
13,032	Western Refining, Inc. (a)(b)	71,676
5,972	Williams Companies, Inc.	137,953

		8,311,427

	Paper & Forest Products - 0.67%
1,571	Domtar Corp. (a)	101,188
5,447	International Paper Co.	134,051
2,478	Louisiana-Pacific Corp. (a)	22,426
1,351	MeadWestvaco Corp. (b)	34,518
1,903	Weyerhaeuser Co.	86,149

		378,332

	Pharmaceuticals - 0.01%
513	King Pharmaceuticals, Inc. (a)	6,033

	Professional Services - 0.43%
3,968	Kelly Services, Inc. (a)(b)	66,107
3,127	Manpower, Inc.	178,614

		244,721

	Real Estate - 0.04%
1,497	CB Richard Ellis Group, Inc. (a)	23,727

	Road & Rail - 0.92%
1,519	AMERCO (a)(b)	82,466
8,428	Avis Budget Group (a)	96,922
1,146	Con-Way, Inc.	40,248
1,325	Dollar Thrifty Automotive
	Group, Inc. (a)(b)	42,572
6,934	Hertz Global Holdings, Inc. (a)(b)	69,271
1,841	Ryder Systems, Inc. (b)	71,357
2,776	Werner Enterprises, Inc. (b)	64,320
94,919	YRC Worldwide, Inc. (a)	51,617

		518,773

Number of Shares		Value

	Semiconductor & Semiconductor
	Equipment - 0.25%
1,970	Advanced Micro Devices, Inc. (a)	$18,262
6,862	Amkor Technology, Inc. (a)(b)	48,514
2,950	Fairchild Semiconductor
	International (a)	31,418
1,452	Micron Technology, Inc. (a)	15,086
1,052	Novellus Systems, Inc. (a)	26,300

		139,580

	Specialty Retail - 3.88%
364	Abercrombie & Fitch Co. (b)	16,613
2,172	Asbury Automotive Group, Inc. (a)	28,888
5,640	AutoNation, Inc. (a)(b)	101,971
337	AutoZone, Inc. (a)	58,331
3,097	Barnes & Noble, Inc. (b)	66,957
3,817	Best Buy Co., Inc.	162,375
37,005	Borders Group, Inc. (a)(b)	63,649
1,547	Collective Brands, Inc. (a)	35,179
5,149	Foot Locker, Inc. (b)	77,441
1,296	Group 1 Automotive, Inc. (a)(b)	41,291
17,053	Home Depot, Inc.	551,664
4,974	Limited Brands, Inc.	122,460
14,564	Lowe’s Companies, Inc.	353,031
773	Mens Wearhouse, Inc.	18,506
7,510	Office Depot, Inc. (a)	59,930
4,324	OfficeMax, Inc. (a)(b)	71,000
4,618	The Pantry, Inc. (a)	57,679
3,500	Penske Automotive Group, Inc. (a)	50,470
2,234	Radioshack Corp.	50,555
2,041	Rent-A-Center, Inc. (a)(b)	48,270
1,836	Signet Jewelers Limited (a)	59,376
3,961	Sonic Automotive, Inc. (a)	43,571
1,826	Williams Sonoma, Inc. (b)	48,005

		2,187,212

	Textiles, Apparel & Luxury Goods - 0.19%
993	Hanesbrands, Inc. (a)	27,625
2,024	Jones Apparel Group, Inc.	38,497
5,407	Liz Claiborne, Inc. (a)(b)	40,174

		106,296

	Thrifts & Mortgage Finance - 0.08%
1,458	Astoria Financial Corp.	21,141
1,976	MGIC Investment Corp. (a)(b)	21,677

		42,818

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Tobacco - 1.02%
26,729	Altria Group, Inc.	$548,479
499	Universal Corp. (b)	26,292

		574,771

	Trading Companies & Distributors - 0.48%
17,391	BlueLinx Holdings, Inc. (a)(b)	66,260
605	GATX Corp.	17,333
4,792	RSC Holdings, Inc. (a)(b)	38,144
10,041	United Rentals, Inc. (a)	94,185
1,585	Wesco International, Inc. (a)(b)	55,015

		270,937

	Water Utilities - 0.09%
2,228	American Water Works Co., Inc.	48,481

	Wireless Telecommunication Services - 0.58%
7	Leap Wireless
	International, Inc. (a)	115
4,784	MetroPCS
	Communications, Inc. (a)(b)	33,871
39,014	Sprint Nextel Corp. (a)	148,253
2,539	Telephone & Data Systems, Inc.	85,945
1,467	United States Cellular Corp. (a)	60,704

		328,888

	Total Common Stocks
	(Cost $41,210,777)	51,282,956

	MANAGEMENT INVESTMENT
	COMPANIES - 0.11%
	Capital Markets - 0.11%
12,182	Allied Capital Corp.	60,544

	Total Management
	Investment Companies
	(Cost $29,318)	60,544

	REAL ESTATE INVESTMENT TRUSTS - 0.40%
	Real Estate Investment Trusts - 0.40%
432	Apartment Investment &
	Management Co. (b)	7,953
865	Ashford Hospitality Trust, Inc. (a)(b)	6,202
48	CBL & Associates Properties, Inc.	658
176	Colonial Properties Trust	2,267
1,347	Developers Diversified Realty Corp.	16,393

Number of Shares		Value

	Real Estate Investment Trusts (Continued)
5,933	Felcor Lodging Trust, Inc. (a)	$33,818
8,820	iStar Financial, Inc. (a)(b)	40,484
7,336	NorthStar Realty Finance Corp. (b)	30,884
312	Pennsylvania Real Estate
	Investment Trust (b)	3,891
1,594	ProLogis (b)	21,041
26,176	RAIT Financial Trust (a)(b)	51,828
861	Sunstone Hotel
	Investors, Inc. (a)(b)	9,617

		225,036

	Total Real Estate Investment Trusts
	(Cost $158,996)	225,036

	SHORT TERM INVESTMENTS - 7.63%
	Money Market Funds - 7.63%
4,298,080	Federated Prime Obligations Fund
	Effective Yield, 0.11%	4,298,080

	Total Short Term Investments
	(Cost $4,298,080)	4,298,080

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 19.56%
	Money Market Funds - 19.56%
11,019,836	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	11,019,836

	Total Mutual Funds
	(Cost $11,019,836)	11,019,836

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $11,019,836)	11,019,836

	Total Investments
	(Cost $56,717,007) - 118.73%	66,886,452

	Liabilities in Excess of
	Other Assets - (18.73)%	(10,552,510)

	TOTAL NET
	ASSETS - 100.00%	$56,333,942

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	80	$4,369,500	Jun-10	$90,163

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 91.90%
	Aerospace & Defense - 0.72%
617	AeroVironment, Inc. (a)	$16,110
147	American Science &
	Engineering, Inc.	11,013
564	Cubic Corp.	20,304
1,013	Curtiss Wright Corp.	35,252
393	Ducommun, Inc.	8,257
164	TransDigm Group, Inc.	8,699
128	Triumph Group, Inc.	8,972

		108,607

	Airlines - 0.46%
211	Allegiant Travel Co. (a)(b)	12,208
661	Copa Holdings, SA (b)	40,189
2,213	Hawaiian Holdings, Inc. (a)(b)	16,310

		68,707

	Beverages - 0.31%
282	Central European District Corp. (a)	9,873
859	Hansen Natural Corp. (a)	37,263

		47,136

	Biotechnology - 0.11%
646	Alkermes, Inc. (a)	8,378
370	Cubist Pharmaceuticals, Inc. (a)	8,340

		16,718

	Building Products - 0.52%
399	Ameron International, Inc.	25,093
983	Simpson Manufacturing Co, Inc. (b)	27,288
668	Universal Forest Products, Inc. (b)	25,732

		78,113

	Capital Markets - 3.73%
3,397	BGC Partners, Inc. (b)	20,756
3,458	Calamos Asset Management, Inc.	49,588
1,248	Cohen & Steers, Inc. (b)	31,150
815	Epoch Holding Corp. (b)	9,201
25	Fifth Street Finance Corp. (b)	290
786	Gamco Investors, Inc.	35,763
501	Greenhill & Co, Inc.	41,127
523	Hercules Technology Growth
	Capital, Inc.	5,539
2,172	Investment Technology Group (a)	36,251
550	KBW, Inc. (a)	14,795
1,947	Knight Capital Group, Inc. (a)	29,692
2,697	Kohlberg Capital Corp. (b)	15,265

Number of Shares		Value

	Capital Markets (Continued)
1,483	Lazard Ltd.	$52,943
1,448	Main Street Capital Corp. (b)	22,603
1,532	optionsXpress Holdings, Inc.	24,956
465	Piper Jaffray Cos. (a)	18,740
512	RiskMetrics Group, Inc. (a)	11,576
467	Stifel Financial Corp. (a)	25,101
3,261	Thomas Weisel Partners
	Group, Inc. (a)(b)	12,783
1,512	Tradestation Group, Inc. (a)(b)	10,599
458	Triangle Capital Corp. (b)	6,430
1,217	U.S. Global Investors, Inc. (b)	12,036
2,040	Waddell & Reed Financial, Inc.	73,522

		560,706

	Chemicals - 1.17%
676	Calgon Carbon Corp. (a)(b)	11,573
326	Hawkins, Inc. (b)	7,889
2,441	Innospec, Inc. (a)	27,730
1,196	Koppers Holdings, Inc.	33,871
909	Minerals Technologies, Inc.	47,123
212	Newmarket Corp. (b)	21,834
1,790	Omnova Solutions, Inc. (a)(b)	14,051
565	Zep, Inc. (b)	12,362

		176,433

	Commercial Banks - 10.39%
1,253	American National
	Bankshares, Inc. (b)	25,248
903	Ames National Corp. (b)	18,105
616	Arrow Financial Corp. (b)	16,564
1,123	BancFirst Corp. (b)	47,065
2,662	Banco Latinoamericano de
	Exportaciones, SA	38,226
1,314	Bancorp, Inc. (a)(b)	11,695
255	Bank of the Ozarks, Inc. (b)	8,973
884	Bridge Bancorp, Inc. (b)	20,686
664	Bryn Mawr Bank Corp. (b)	12,052
503	Camden National Corp. (b)	16,151
2,439	Center Bancorp, Inc. (b)	20,268
905	Chicopee Bancorp, Inc. (a)(b)	11,493
412	Citizens Holding Co. (b)	10,168
991	City Holding Co. (b)	33,981
667	CNB Financial Corp.	10,298
1,034	Columbia Banking System, Inc.	21,001
1,167	Community Trust Bancorp, Inc. (b)	31,614

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
4,541	CVB Financial Corp. (b)	$45,092
881	First Bancorp, Inc. (b)	14,043
1,465	First Bancorp (b)	19,807
1,658	First Financial Bancorp (b)	29,496
360	First Financial Bankshares (b)	18,558
1,340	First Financial Corp. (b)	38,806
778	First Long Island Corp. (b)	18,750
2,745	Glacier Bancorp, Inc. (b)	41,806
733	Great Southern Bancorp, Inc. (b)	16,449
1,095	Hancock Holding Co.	45,782
768	Heritage Financial Corp. (a)	11,589
271	Home Bancshares, Inc.	7,165
432	Iberiabank Corp. (b)	25,924
889	Independent Bank Corp.	21,923
1,652	Investors Bancorp, Inc. (a)	21,806
712	Lakeland Financial Corp.	13,564
1,936	MB Financial, Inc.	43,618
440	National Bankshares, Inc. (b)	11,990
1,823	NBT Bancorp, Inc.	41,656
612	Norwood Financial Corp.	16,524
935	Pacific Continental Corp. (b)	9,818
1,961	PacWest Bancorp (b)	44,750
476	Penns Woods Bancorp, Inc. (b)	15,970
544	Peoples Financial Corp. (b)	8,144
1,322	Pinnacle Financial Partners, Inc. (a)	19,975
1,514	PrivateBancorp, Inc.	20,742
949	Prosperity Bancshares, Inc.	38,909
958	Republic Bancorp, Inc. (b)	18,049
631	S.Y. Bancorp, Inc. (b)	14,355
837	SCBT Financial Corp. (b)	31,002
2,041	Shore Bancshares, Inc. (b)	29,084
597	Signature Bank (a)	22,119
862	Simmons 1st National Corp. (b)	23,765
668	Southside Bancshares, Inc. (b)	14,409
1,422	StellarOne Corp. (b)	19,012
6,437	Sterling Bancshares, Inc. (b)	35,918
970	Suffolk Bancorp (b)	29,789
863	SVB Financial Group (a)(b)	40,268
1,089	Texas Capital Bancshares, Inc. (a)	20,680
590	Tompkins Financial Corp.	21,523
1,404	TowneBank (b)	19,600
745	UMB Financial Corp.	30,247
3,983	Umpqua Holdings Corp. (b)	52,815

Number of Shares		Value

	Commercial Banks (Continued)
1,081	United Security
	Bancshares, Inc. (b)	$16,183
1,014	Univest Corp. of PA	18,952
560	WestAmerica Bancorporation (b)	32,284
3,952	Western Alliance Bancorp (a)(b)	22,487
959	Wintrust Financial Corp. (b)	35,684

		1,564,469

	Commercial Services &
	Supplies - 2.56%
1,833	APAC Customer
	Services, Inc. (a)(b)	10,540
869	Clean Harbors, Inc. (a)(b)	48,282
892	Copart, Inc. (a)	31,755
842	G & K Services, Inc.	21,791
423	The Geo Group, Inc. (a)	8,384
649	Healthcare Services Group, Inc.	14,531
4,217	Knoll, Inc.	47,441
366	McGrath RentCorp	8,868
2,614	Miller Herman, Inc.	47,209
1,209	Rollins, Inc.	26,211
770	Standard Parking Corp. (a)	12,643
419	Stericycle, Inc. (a)(b)	22,835
976	Sykes Enterprises, Inc. (a)	22,292
1,200	Tetra Tech, Inc. (a)	27,648
1,155	US Ecology, Inc. (b)	18,596
471	Waste Connections, Inc. (a)	15,995

		385,021

	Communications Equipment - 2.85%
817	ADTRAN, Inc. (b)	21,528
1,605	Airvana, Inc. (a)	12,294
3,183	Arris Group, Inc. (a)	38,228
1,164	Bel Fuse, Inc.	23,455
4,338	Brocade Communications
	Systems, Inc. (a)(b)	24,770
1,290	Ciena Corp. (a)(b)	19,660
738	Comtech Telecommunications
	Corp. (a)	23,609
2,241	Emulex Corp. (a)	29,760
383	F5 Networks, Inc. (a)(b)	23,558
513	InterDigital, Inc. (a)(b)	14,292
1,249	Ixia (a)	11,578
1,520	JDS Uniphase Corp. (a)	19,046

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Communications Equipment (Continued)
288	Loral Space &
	Communications Ltd. (a)	$10,114
1,738	Plantronics, Inc.	54,365
1,164	Polycom, Inc. (a)	35,595
1,153	Seachange International, Inc. (a)(b)	8,278
4,329	Sonus Networks, Inc. (a)(b)	11,299
679	Sycamore Networks, Inc.	13,655
1,169	Tekelec (a)	21,229
374	ViaSat, Inc. (a)	12,944

		429,257

	Computers & Peripherals - 0.42%
631	Netezza Corp. (a)(b)	8,071
2,150	QLogic Corp. (a)	43,645
423	Synaptics, Inc. (a)(b)	11,679

		63,395

	Construction & Engineering - 0.28%
1,462	Great Lakes Dredge & Dock Corp.	7,675
393	Insituform Technologies, Inc. (a)	10,458
1,854	Primoris Services Corp. (b)	14,350
284	Texas Industries, Inc.	9,704

		42,187

	Construction Materials - 0.22%
1,253	Eagle Materials, Inc.	33,255

	Consumer Finance - 0.07%
127	Cash America International, Inc. (b)	5,014
139	Credit Acceptance Corp. (a)(b)	5,732

		10,746

	Containers & Packaging - 0.02%
106	AEP Industries, Inc. (a)	2,758

	Distributors - 0.09%
645	LKQ Corp. (a)	13,094

	Diversified Consumer Services - 2.30%
744	Brink’s Home Security
	Holdings, Inc. (a)	31,657
196	Coinstar, Inc. (a)	6,370
2,128	Corinthian Colleges, Inc. (a)(b)	37,432
1,642	CPI Corp. (b)	22,758
233	DeVry, Inc. (b)	15,192
1,594	Hillenbrand, Inc.	35,052
404	ITT Educational Services, Inc. (a)	45,442

Number of Shares		Value

	Diversified Consumer Services (Continued)
228	Lincoln Educational
	Services Corp. (a)(b)	$5,768
415	Matthews International Corp.	14,732
401	Pre-Paid Legal Services, Inc. (a)(b)	15,178
1,592	Sotheby’s (b)	49,495
421	Steiner Leisure Ltd. (a)(b)	18,659
149	Strayer Education, Inc. (b)	36,284
513	Universal Technical
	Institute, Inc. (a)	11,707

		345,726

	Diversified Telecommunication Services - 0.83%
232	AboveNet, Inc. (a)	11,769
2,008	Alaska Communications Systems
	Group, Inc. (b)	16,305
150	Atlantic Tele-Network, Inc.	6,740
1,456	Cbeyond, Inc. (a)(b)	19,918
1,876	Consolidated Communications
	Holdings, Inc. (b)	35,569
1,909	TW Telecom, Inc. (a)	34,648

		124,949

	Electric Utilities - 0.11%
293	ITC Holdings Corp. (b)	16,115

	Electrical Equipment - 2.55%
1,849	Belden, Inc.	50,774
1,357	Encore Wire Corp.	28,226
1,185	First Solar, Inc. (a)(b)	145,340
545	Franklin Electric Co., Inc.	16,345
2,020	Graftech International Ltd. (a)	27,613
14,086	GT Solar International, Inc. (a)(b)	73,670
297	II-VI, Inc. (a)	10,050
808	SunPower Corp. (a)(b)	15,271
872	Vicor Corp. (a)(b)	12,042
156	Woodward Governor Co.	4,989

		384,320

	Electronic Equipment & Instruments - 2.52%
1,483	Cognex Corp.	27,421
1,402	Daktronics, Inc. (b)	10,683
704	Dolby Laboratories, Inc. (a)	41,304
2,042	Electro Rent Corp.	26,811
1,055	Electro Scientific Industries (a)	13,515

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electronic Equipment & Instruments (Continued)
1,340	FLIR Systems, Inc. (a)	$37,788
464	Itron, Inc. (a)	33,672
987	L-1 Identity Solutions, Inc. (a)	8,814
345	MTS Systems Corp.	10,015
655	Multi Fineline Electronix, Inc. (a)	16,873
1,433	National Instruments Corp.	47,791
617	Park Electrochemical Corp. (b)	17,733
802	Rofin Sinar Technologies, Inc. (a)	18,141
1,364	Trimble Navigation Ltd. (a)(b)	39,174
1,007	Zebra Technologies Corp. (a)	29,807

		379,542

	Energy Equipment & Services - 1.65%
445	Atwood Oceanics, Inc. (a)	15,410
2,615	Cal Dive International, Inc. (a)	19,168
260	Carbo Ceramics, Inc.	16,208
1,686	Dresser-Rand Group, Inc. (a)	52,974
565	Dril-Quip, Inc. (a)	34,375
255	Gulfmark Offshore, Inc. (a)(b)	6,770
304	Hornbeck Offshore
	Services, Inc. (a)	5,645
278	Lufkin Industries, Inc.	22,004
956	Oceaneering International,
	Inc. (a)(b)	60,697
1,337	RPC, Inc. (b)	14,881

		248,132

	Food & Staples Retailing - 0.46%
1,163	Andersons, Inc.	38,937
281	Arden Group, Inc.	29,865

		68,802

	Food Products - 1.21%
314	Alico, Inc. (b)	7,928
202	American Italian Pasta Co. (a)(b)	7,852
3,746	B&G Foods, Inc.	39,258
1,585	Darling International, Inc. (a)	14,202
20	Diamond Foods, Inc. (b)	841
349	Farmer Brothers Co.	6,540
251	J & J Snack Foods Corp.	10,911
656	Lancaster Colony Corp.	38,678
820	Lance, Inc.	18,966
1,356	Tootsie Roll Industries, Inc. (b)	36,650

		181,826

Number of Shares		Value

	Health Care Equipment & Supplies - 3.48%
592	Align Technology, Inc. (a)(b)	11,449
394	Analogic Corp.	16,836
286	The Cooper Companies, Inc.	11,120
553	Edwards Lifesciences Corp. (a)(b)	54,681
328	Haemonetics Corporation (a)	18,745
458	IDEXX Laboratories, Inc. (a)(b)	26,358
576	Immucor, Inc. (a)	12,897
351	Intuitive Surgical, Inc. (a)	122,194
927	Invacare Corp.	24,602
848	Masimo Corp. (a)	22,514
403	Meridian Bioscience, Inc.	8,209
459	Orthofix International NV (a)	16,698
1,141	ResMed, Inc. (a)(b)	72,625
440	Sirona Dental Systems, Inc. (a)	16,733
251	Sonosite, Inc. (a)	8,060
1,065	Steris Corp.	35,848
674	West Pharmaceutical Services, Inc.	28,274
508	Wright Medical Group, Inc. (a)(b)	9,027
252	Zoll Medical Corp. (a)	6,643

		523,513

	Health Care Providers & Services - 1.80%
239	Air Methods Corp. (a)	8,126
3,715	Alliance Healthcare
	Services, Inc. (a)	20,878
371	AmSurg Corp. (a)	8,010
142	Bio-Reference Labs, Inc. (a)(b)	6,244
606	Catalyst Health Solutions, Inc. (a)	25,076
585	Chemed Corp.	31,812
207	Corvel Corp. (a)	7,400
618	Emdeon, Inc. (a)	10,210
758	Emergency Medical
	Services Corp. (a)(b)	42,865
588	The Ensign Group, Inc.	10,190
335	Landauer, Inc.	21,849
337	Mednax, Inc. (a)	19,610
1,234	PSS World Medical, Inc. (a)(b)	29,011
485	Psychiatric Solutions, Inc. (a)	14,453
519	VCA Antech, Inc. (a)(b)	14,548

		270,282

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Technology - 0.38%
210	Computer Programs &
	Systems, Inc. (b)	$8,207
689	Omnicell, Inc. (a)	9,666
425	Quality Systems, Inc. (b)	26,112
851	Vital Images, Inc. (a)(b)	13,761

		57,746

	Hotels, Restaurants & Leisure - 1.76%
636	Bally Technologies, Inc. (a)	25,783
228	BJ’s Restaurants, Inc. (a)(b)	5,312
579	CEC Entertainment, Inc. (a)(b)	22,054
215	Chipotle Mexican Grill, Inc. (a)(b)	24,224
341	Churchill Downs, Inc. (b)	12,788
780	DineEquity, Inc. (a)(b)	30,833
1,455	International Speedway Corp.	37,495
1,646	Interval Leisure Group, Inc. (a)(b)	23,966
243	Life Time Fitness, Inc. (a)(b)	6,828
449	Orient-Express Hotels Ltd. (a)(b)	6,367
352	Panera Bread Co. (a)(b)	26,925
414	Papa Johns International, Inc. (a)(b)	10,644
683	Scientific Games Corp. (a)	9,617
531	WMS Industries, Inc. (a)	22,270

		265,106

	Household Durables - 0.50%
1,964	M/I Homes, Inc. (a)	28,773
112	National Presto Industries, Inc.	13,318
1,100	Tempur Pedic
	International, Inc. (a)(b)	33,176

		75,267

	Household Products - 0.22%
990	WD-40 Co.	32,502

	Industrial Conglomerates - 0.08%
421	Raven Industries, Inc. (b)	12,415

	Insurance - 5.16%
4,062	American Equity Investment
	Life Holding (b)	43,260
554	American Physicians Capital	17,700
1,434	Amtrust Financial Services, Inc. (b)	20,004
969	Argo Group International
	Holdings, Ltd. (b)	31,580
1,894	Assured Guaranty Ltd.	41,611
2,130	CNA Surety Corp. (a)(b)	37,893

Number of Shares		Value

	Insurance (Continued)
3,943	Delphi Financial Group, Inc.	$99,206
2,469	Employers Holdings, Inc.	36,665
639	Enstar Group Ltd. (a)	44,193
1,092	First Mercury Financial Corp.	14,229
1,444	Flagstone Reinsurance
	Holdings Ltd. (b)	16,548
774	Greenlight Capital Re, Ltd. (a)	20,650
3,041	Maiden Holdings Ltd. (b)	22,473
1,678	Max Capital Group Ltd.	38,577
2,799	Meadowbrook Insurance
	Group, Inc.	22,112
1,075	Mercer Insurance Group, Inc. (b)	19,350
1,586	National Interstate Corp.	32,846
182	National Western Life Insurance Co.	33,552
1,242	Navigators Group, Inc. (a)(b)	48,848
1,015	ProAssurance Corp. (a)	59,418
818	RLI Corp.	46,643
542	Tower Group, Inc. (b)	12,016
3,498	Universal Insurance
	Holdings, Inc. (b)	17,700

		777,074

	Internet & Catalog Retail - 0.96%
642	Netflix, Inc. (a)	47,341
340	Priceline.com, Inc. (a)	86,700
1,043	Stamps.com, Inc. (a)	10,534

		144,575

	Internet Software & Services - 1.62%
731	Akamai Technologies, Inc. (a)(b)	22,961
710	DealerTrack Holdings, Inc. (a)(b)	12,127
1,102	Dice Holdings, Inc. (a)(b)	8,375
866	Digital River, Inc. (a)	26,240
132	Equinix, Inc. (a)(b)	12,849
471	GSI Commerce, Inc. (a)(b)	13,033
646	J2 Global Communications, Inc. (a)	15,116
2,119	NIC, Inc. (b)	16,676
697	SAVVIS, Inc. (a)	11,500
321	Sohu.com, Inc. (a)(b)	17,527
2,394	Valueclick, Inc. (a)	24,275
2,434	Verisign, Inc. (a)	63,308

		243,987

	IT Services - 2.15%
280	Cass Information Systems, Inc. (b)	8,722
765	CSG Systems International, Inc. (a)	16,034

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	IT Services (Continued)
1,292	Euronet Worldwide, Inc. (a)(b)	$23,812
825	ExlService Holdings, Inc. (a)(b)	13,761
3,128	Genpact Limited (a)	52,457
1,853	Global Cash Access
	Holdings, Inc. (a)	15,139
391	ManTech International Corp. (a)	19,092
408	Maximus, Inc.	24,859
1,141	Neustar, Inc. (a)	28,753
1,640	Sapient Corp. (a)	14,990
838	Syntel, Inc.	32,238
2,286	TNS, Inc. (a)	50,978
676	Verifone Holdings, Inc. (a)(b)	13,662
886	Virtusa Corp. (a)	9,135

		323,632

	Leisure Equipment & Products - 0.29%
1,480	Pool Corporation	33,507
826	Sturm, Ruger & Company, Inc. (b)	9,904

		43,411

	Life Sciences Tools & Services - 2.48%
2,403	Affymetrix, Inc. (a)	17,638
425	Bio-Rad Laboratories, Inc. (a)	43,996
1,697	Bruker Corp. (a)(b)	24,861
224	Dionex Corp. (a)(b)	16,751
1,310	eResearchTechnology, Inc. (a)	9,052
314	Illumina, Inc. (a)(b)	12,215
909	Mettler-Toledo
	International, Inc. (a)	99,263
532	Techne Corp.	33,883
619	Varian, Inc. (a)	32,052
1,245	Waters Corp. (a)	84,087

		373,798

	Machinery - 3.02%
1,293	Actuant Corp.	25,278
574	Bucyrus International, Inc.	37,878
1,212	Circor International, Inc.	40,251
202	Clarcor, Inc. (b)	6,967
1,122	Freightcar America, Inc.	27,108
687	Gorman Rupp Co.	17,477
1,414	Graco, Inc.	45,248
884	Kaydon Corp.	33,238
92	K-Tron International, Inc. (a)	13,797

Number of Shares		Value

	Machinery (Continued)
633	Met-Pro Corp.	$6,203
671	Nordson Corp.	45,574
958	Robbins & Myers, Inc.	22,820
451	Sun Hydraulics Corp.	11,717
1,496	Titan International Inc. (b)	13,060
1,157	Toro Co. (b)	56,890
110	Valmont Industries, Inc. (b)	9,111
231	Wabtec Corp.	9,730
1,026	Watts Water Technologies, Inc.	31,868

		454,215

	Marine - 0.37%
4,399	Eagle Bulk Shipping, Inc. (a)(b)	23,359
847	Kirby Corp. (a)(b)	32,313

		55,672

	Media - 2.26%
661	Central European Media
	Enterprises Ltd. (a)	19,374
2,182	CKX, Inc. (a)(b)	13,376
900	CTC Media, Inc. (a)	15,498
951	DreamWorks Animation
	SKG, Inc. (a)	37,460
1,383	Global Sources Ltd. (a)(b)	9,003
410	Liberty Media
	Corporation - Capital (a)	14,912
563	Morningstar, Inc. (a)	27,075
1,187	National CineMedia, Inc.	20,488
4,787	Playboy Enterprises, Inc. (a)(b)	17,520
1,182	Valassis Communications, Inc. (a)	32,895
741	Value Line, Inc. (b)	17,110
1,420	Wiley John & Sons, Inc.	61,457
3,105	World Wrestling Entertainment, Inc.	53,716

		339,884

	Metals & Mining - 0.93%
1,522	Carpenter Technology Corp.	55,705
567	Coeur D’Alene Mines Corp. (a)(b)	8,494
441	Compass Minerals International, Inc.	35,381
639	RTI International Metals, Inc. (a)(b)	19,381
229	Walter Energy, Inc.	21,130

		140,091

	Multiline Retail - 0.28%
3,561	Freds, Inc. (b)	42,661

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas - 3.18%
1,442	Alpha Natural Resources, Inc. (a)	$71,941
848	ATP Oil & Gas Corp. (a)	15,951
338	Barrett Bill Corp. (a)	10,380
357	Berry Petroleum Co.	10,053
1,001	CNX Gas Corp. (a)	38,088
1,386	Comstock Resources, Inc. (a)	44,075
188	Concho Resources, Inc. (a)(b)	9,468
210	Contango Oil & Gas Company (a)	10,741
1,195	Golar LNG Ltd. (b)	13,982
1,598	Gulfport Energy Corp. (a)	17,962
3,167	Harvest Natural
	Resources, Inc. (a)(b)	23,848
359	James River Coal Co. (a)(b)	5,708
2,513	McMoRan Exploration Co. (a)(b)	36,765
951	Penn Virginia Corp.	23,299
2,169	PetroQuest Energy, Inc. (a)(b)	10,910
947	Quicksilver Resources, Inc. (a)	13,324
1,141	Rosetta Resources, Inc. (a)	26,871
1,881	Sandridge Energy, Inc. (a)(b)	14,484
1,388	Swift Energy Co. (a)	42,667
3,943	Vaalco Energy, Inc.	19,478
7,123	Warren Resources, Inc. (a)(b)	17,950

		477,945

	Paper & Forest Products - 0.06%
192	Schweitzer-Mauduit
	International, Inc. (b)	9,132

	Personal Products - 1.47%
833	Inter Parfums, Inc.	12,345
2,641	Mead Johnson Nutrition Co.	137,411
2,065	Nu Skin Enterprises, Inc. (b)	60,092
342	Usana Health Sciences, Inc. (a)(b)	10,742

		220,590

	Pharmaceuticals - 0.22%
343	Medicis Pharmaceutical Corp.	8,630
585	Valeant Pharmaceuticals
	International (a)(b)	25,102

		33,732

	Professional Services - 1.54%
274	The Advisory Board Co. (a)	8,631
1,794	Corporate Executive Board Co.	47,703
238	Costar Group, Inc. (a)	9,882

Number of Shares		Value

	Professional Services (Continued)
296	Exponent, Inc. (a)	$8,442
420	FTI Consulting, Inc. (a)	16,514
364	IHS, Inc. (a)	19,463
3,269	Monster Worldwide, Inc. (a)(b)	54,298
1,184	Towers Watson & Co. (a)(b)	56,240
271	VSE Corp.	11,154

		232,327

	Real Estate - 0.14%
1,779	Hilltop Holdings, Inc. (a)	20,903

	Real Estate Management & Development - 0.30%
1,392	The St. Joe Co. (a)	45,031

	Road & Rail - 0.72%
2,688	Heartland Express, Inc. (b)	44,352
907	Knight Transportation, Inc. (b)	19,129
1,085	Landstar Systems, Inc.	45,548

		109,029

	Semiconductor & Semiconductor
	Equipment - 4.50%
529	Actel Corp. (a)(b)	7,327
883	Advanced Energy
	Industries, Inc. (a)	14,622
479	Atheros Communications,
	Inc. (a)(b)	18,542
10,873	Atmel Corp. (a)	54,691
673	ATMI, Inc. (a)(b)	12,996
443	Cabot Microelectronics Corp. (a)	16,759
628	Cree, Inc. (a)	44,098
703	Cymer, Inc. (a)	26,222
2,296	Cypress Semiconductor Corp. (a)	26,404
515	FEI Co. (a)	11,799
1,107	FormFactor, Inc. (a)	19,660
1,450	Hittite Microwave Corp. (a)	63,756
4,711	Integrated Device
	Technology, Inc. (a)	28,878
1,510	IXYS Corp. (a)	12,895
2,773	Lattice Semiconductor Corp. (a)	10,177
2,022	Micrel, Inc.	21,555
675	Microsemi Corp. (a)(b)	11,705
1,216	MKS Instrument, Inc. (a)	23,821
1,322	Omnivision Technologies, Inc. (a)	22,712
3,158	ON Semiconductor Corp. (a)(b)	25,264

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment (Continued)
1,739	PMC-Sierra, Inc. (a)	$15,512
311	Power Integrations, Inc. (b)	12,813
1,618	RF Micro Devices, Inc. (a)	8,058
647	Semtech Corp. (a)	11,277
676	Sigma Designs, Inc. (a)(b)	7,929
503	Silicon Laboratories, Inc. (a)	23,978
1,381	Skyworks Solutions, Inc. (a)	21,544
560	Standard Microsystems Corp. (a)	13,037
3,694	Teradyne, Inc. (a)(b)	41,262
992	Varian Semiconductor
	Equipment (a)	32,855
356	Veeco Instruments, Inc. (a)(b)	15,486

		677,634

	Software - 5.75%
815	ACI Worldwide, Inc. (a)(b)	16,797
4,661	American Software, Inc.	27,080
334	ANSYS, Inc. (a)	14,409
667	Ariba, Inc. (a)	8,571
401	Blackbaud, Inc.	10,101
3,918	Cadence Design System, Inc. (a)(b)	26,094
365	CommVault Systems, Inc. (a)	7,793
6,335	Compuware Corp. (a)	53,214
723	Factset Research Systems, Inc. (b)	53,046
388	Fair Isaac Corp.	9,832
648	Informatica Corp. (a)	17,405
1,438	Jack Henry & Associates, Inc.	34,598
391	JDA Software Group, Inc. (a)	10,878
649	Kenexa Corp. (a)	8,924
4,441	Lawson Software, Inc. (a)(b)	29,355
526	Manhattan Associates, Inc. (a)	13,402
1,311	MICROS Systems, Inc. (a)	43,106
168	MicroStrategy, Inc. (a)	14,292
554	Net 1 UEPs Technologies, Inc. (a)	10,188
6,694	Novell, Inc. (a)	40,097
1,302	Nuance Communications,
	Inc. (a)(b)	21,665
2,271	Parametric Technology Corp. (a)	40,992
700	Progress Software Corp. (a)	22,001
1,833	Quest Software, Inc. (a)	32,609
2,020	Red Hat, Inc. (a)	59,125
1,837	S1 Corporation (a)	10,838

Number of Shares		Value

	Software (Continued)
1,302	Salesforce.com, Inc. (a)(b)	$96,934
545	Solera Holdings, Inc.	21,064
969	Sonicwall, Inc. (a)	8,421
1,274	Sybase, Inc. (a)(b)	59,394
1,883	Symyx Technologies (a)	8,455
3,254	Tibco Software, Inc. (a)(b)	35,111

		865,791

	Specialty Retail - 3.31%
1,881	Aeropostale (a)(b)	54,229
1,713	The Buckle, Inc. (b)	62,970
2,223	Chico’s FAS, Inc.	32,056
294	Citi Trends, Inc. (a)(b)	9,537
2,676	The Finish Line, Inc. (b)	43,672
674	Gymboree Corp. (a)	34,799
762	hhgregg, Inc. (a)	19,233
1,288	Hibbett Sports, Inc. (a)(b)	32,947
823	J.Crew Group, Inc. (a)(b)	37,776
363	Jos. A. Bank Clothiers, Inc. (a)(b)	19,838
509	Kirklands, Inc. (a)(b)	10,689
462	Lumber Liquidators
	Holdings, Inc. (a)(b)	12,321
1,236	Midas Group, Inc. (a)	13,942
168	Monro Muffler Brake, Inc. (b)	6,008
1,120	Ulta Salon, Cosmetics &
	Fragrance, Inc. (a)	25,334
1,736	Urban Outfitters, Inc. (a)	66,020
810	Zumiez, Inc. (a)(b)	16,597

		497,968

	Textiles, Apparel & Luxury Goods - 2.37%
887	Carter, Inc. (a)(b)	26,743
1,897	Cherokee, Inc. (b)	34,146
1,406	Columbia Sportswear Co.	73,857
2,188	Crocs, Inc. (a)	19,189
57	Deckers Outdoor Corp. (a)(b)	7,866
1,001	Fossil, Inc. (a)	37,778
435	Steven Madden Ltd. (a)	21,228
726	Under Armour, Inc. (a)(b)	21,352
503	UniFirst Corp.	25,904
503	Volcom, Inc. (a)(b)	9,818
1,164	Warnaco Group, Inc. (a)	55,534
265	Weyco Group, Inc. (b)	6,233
566	Wolverine World Wide, Inc.	16,505

		356,153

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance - 3.35%
1,461	Abington Bancorp, Inc. (b)	$11,542
4,661	Bank Mutual Corp.	30,297
1,570	BankFinancial Corp.	14,397
1,323	Beneficial Mutual Bancorp, Inc. (a)	12,542
886	Berkshire Hills Bancorp, Inc. (b)	16,240
4,432	Brookline Bancorp, Inc.	47,157
1,560	Capitol Federal Financial (b)	58,438
1,703	Flushing Financial Corp. (b)	21,560
566	Home Federal Bancorp, Inc.	8,213
919	Kearny Financial Corp. (b)	9,585
3,582	NewAlliance Bancshares, Inc.	45,205
2,757	Northwest Bancshares, Inc.	32,367
1,329	Ocwen Financial Corp. (a)	14,739
1,950	Provident New York Bancorp (b)	18,486
2,766	Radian Group, Inc. (b)	43,260
1,281	Rockville Financial, Inc. (b)	15,615
13,138	TrustCo Bank Corp. (b)	81,061
532	United Financial Bancorp, Inc.	7,437
1,695	Westfield Financial, Inc.	15,577

		503,718

	Tobacco - 0.48%
4,723	Vector Group Ltd. (b)	72,876

	Trading Companies & Distributors - 0.31%
595	Textainer Group Holdings Ltd. (b)	12,822
585	Watsco, Inc. (b)	33,275

		46,097

	Water Utilities - 0.55%
575	American States Water Co. (b)	19,952
765	California Water Service Group	28,772
430	Connecticut Water Service, Inc. (b)	10,006
458	Middlesex Water Co. (b)	7,809
659	SJW Corp.	16,752

		83,291

	Wireless Telecommunication Services - 0.36%
1,421	NTELOS Holdings Corp.	25,280
278	SBA Communications Corp. (a)(b)	10,027
941	Syniverse Holdings, Inc. (a)	18,321

		53,628

	Total Common Stocks
	(Cost $11,046,767)	13,831,690

Number of Shares		Value

	MANAGEMENT INVESTMENT
	COMPANIES - 0.69%
	Capital Markets - 0.69%
1,715	Gladstone Capital Corp.	$20,237
5,161	MCG Capital Corp. (b)	26,889
345	MVC Capital, Inc.	4,682
3,608	NGP Capital Resources Co. (b)	30,740
3,151	TICC Capital Corp. (b)	20,765

		103,313

	Total Management Investment
	Companies (Cost $83,804)	103,313

	REAL ESTATE INVESTMENT TRUSTS - 3.62%
	Real Estate Investment Trusts - 3.62%
210	Acadia Realty Trust	3,750
208	Agree Realty Corp.	4,755
156	American Campus Communities, Inc.	4,315
1,100	Anworth Mortgage Asset Corp.	7,414
1,091	Cedar Shopping Centers, Inc.	8,630
414	Corporate Office Properties Trust	16,614
426	Digital Realty Trust, Inc. (b)	23,089
294	EastGroup Properties, Inc.	11,095
2,243	Education Realty Trust, Inc.	12,875
801	Extra Space Storage, Inc.	10,157
285	First Potomac Realty Trust	4,283
1,487	Franklin Street Properties Corp. (b)	21,457
643	Getty Realty Corp.	15,046
1,805	Inland Real Estate Corp. (b)	16,516
1,604	Investors Real Estate Trust	14,468
1,032	Kilroy Realty Corp.	31,827
743	Lasalle Hotel Properties	17,312
323	LTC Properties, Inc.	8,740
1,002	Medical Properties Trust, Inc. (b)	10,501
484	Mid-American Apartment
	Communities, Inc.	25,066
1,089	National Health Investors, Inc. (b)	42,210
840	Omega Healthcare Investors, Inc.	16,372
2,117	Potlatch Corp.	74,180
391	PS Business Parks, Inc.	20,879
324	Saul Centers, Inc.	13,414
151	Sovran Self Storage, Inc.	5,264
210	Tanger Factory Outlet Centers, Inc.	9,064
855	UMH Properties, Inc.	6,985

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	Real Estate Investment Trusts (Continued)
159	Universal Health Realty
	Income Trust	$5,619
2,105	Urstadt Biddle Properties, Inc.	33,280
3,305	U-Store-It Trust	23,796
563	Washington Real Estate Investment
	Trust (b)	17,200
740	Winthrop Realty Trust	8,910

		545,083

	Total Real Estate Investment Trusts
	(Cost $444,590)	545,083

	SHORT TERM INVESTMENTS - 3.12%
	Money Market Funds - 3.12%
469,237	Federated Prime Obligations Fund
	Effective Yield, 0.11%	469,237

	Total Short Term Investments
	(Cost $469,237)	469,237

Number of Shares		Value

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 34.04%
	Money Market Funds - 34.04%
5,124,065	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	$5,124,065

	Total Mutual Funds
	(Cost $5,124,065)	5,124,065

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $5,124,065)	5,124,065

	Total Investments
	(Cost $17,168,463) - 133.37%	20,073,388
	Liabilities in Excess of
	Other Assets - (33.37)%	(5,022,132)

	TOTAL NET
	ASSETS - 100.00%	$15,051,256

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2009

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Russell 2000 Index Mini Futures	8	$541,680	Jun-10	$3,607

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2010

Number of Shares		Value

	COMMON STOCKS - 92.39%
	Aerospace & Defense - 1.47%
512	AAR Corp. (a)	$12,708
503	Ceradyne, Inc. (a)	11,413
1,460	DynCorp International, Inc. (a)	16,775
197	Esterline Technologies Corp. (a)(b)	9,738
692	Gencorp, Inc. (a)	3,986
572	Hexcel Corp. (a)	8,260
286	Moog, Inc. (a)	10,130
1,383	Orbital Sciences Corp. (a)	26,291
391	Teledyne Technologies, Inc. (a)(b)	16,136

		115,437

	Air Freight & Logistics - 1.00%
5,933	Air Transport Services
	Group, Inc. (a)(b)	19,994
284	Atlas Air Worldwide
	Holdings, Inc. (a)	15,066
264	Dynamex, Inc. (a)	4,541
712	Hub Group, Inc. (a)	19,922
3,210	Pacer International, Inc. (a)	19,324

		78,847

	Airlines - 0.28%
3,080	AirTran Holdings, Inc. (a)(b)	15,646
1,037	Republic Airways Holdings, Inc. (a)	6,139

		21,785

	Auto Components - 1.52%
1,386	American Axle & Manufacturing
	Holdings, Inc. (a)	13,832
250	Drew Industries, Inc. (a)(b)	5,505
4,447	Exide Technologies (a)	25,570
315	Hawk Corp. (a)	6,143
1,926	Modine Manufacturing Co. (a)(b)	21,648
1,066	Spartan Motors, Inc. (b)	5,970
1,020	Standard Motor Products, Inc.	10,118
1,387	Stoneridge, Inc. (a)(b)	13,718
1,061	Superior Industries
	International, Inc.	17,061

		119,565

	Automobiles - 0.17%
911	Winnebago Industries, Inc. (a)(b)	13,310

	Beverages - 0.53%
200	Coca-Cola Bottling Co.	11,732
1,313	Heckmann Corp. (a)(b)	7,615

Number of Shares		Value

	Beverages (Continued)
1,999	National Beverage Corp. (b)	$22,229

		41,576

	Biotechnology - 0.19%
292	Abraxis BioScience, Inc. (a)	15,111

	Building Products - 1.42%
564	American Woodmark Corp. (b)	10,936
786	Apogee Enterprises, Inc.	12,427
6,301	Builders FirstSource, Inc. (a)	19,848
1,486	Griffon Corp. (a)(b)	18,516
2,734	NCI Building Systems, Inc. (a)	30,183
1,206	Quanex Building Products Corp. (b)	19,935

		111,845

	Capital Markets - 0.96%
3,617	GFI Group, Inc.	20,906
934	LaBranche & Co., Inc. (a)	4,913
468	Oppenheimer Holdings, Inc. (b)	11,939
179	PennantPark Investment Corp.	1,855
834	Penson Worldwide, Inc. (a)(b)	8,398
579	Sanders Morris Harris Group (b)	3,584
2,047	SWS Group, Inc.	23,602

		75,197

	Chemicals - 3.37%
864	A. Schulman, Inc.	21,142
654	Arch Chemicals, Inc.	22,491
2,472	Ferro Corp. (a)	21,729
1,033	H.B. Fuller Co.	23,976
697	ICO, Inc.	5,632
313	Innophos Holdings, Inc.	8,733
648	Landec Corp. (a)	4,296
343	LSB Industries, Inc. (a)	5,227
557	OM Group, Inc. (a)	18,871
2,229	PolyOne Corp. (a)	22,825
670	Quaker Chemical Corp.	18,164
409	Sensient Technologies Corp.	11,885
869	Solutia, Inc. (a)	14,000
1,890	Spartech Corp. (a)	22,113
195	Stepan Co. (b)	10,899
1,174	W.R. Grace & Co. (a)	32,590

		264,573

	Commercial Banks - 9.99%
848	1st Source Corp. (b)	14,882
163	Alliance Financial Corp.	4,805

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
1,050	Ameris Bancorp (b)	$9,482
309	Bancorp Rhode Island, Inc. (b)	8,451
4,396	Banner Corp. (b)	16,881
1,661	Boston Private Financial
	Holdings, Inc. (b)	12,242
967	Capital City Bank Group, Inc. (b)	13,780
2,325	Cathay General Bancorp (b)	27,086
15,714	Central Pacific
	Financial Corp. (a)(b)	26,399
1,398	Chemical Financial Corp. (b)	33,021
606	Citizens & Northern Corp. (b)	7,605
1,055	CoBiz Financial, Inc. (b)	6,573
729	Community Bank Systems, Inc.	16,607
596	Enterprise Financial
	Services Corp. (b)	6,592
564	Financial Institutions, Inc. (b)	8,246
3,084	First Busey Corp.	13,631
3,988	First Commonwealth Financial Corp.	26,759
868	First Community
	Bancshares, Inc. (b)	10,737
2,408	First Merchants Corp. (b)	16,760
2,337	First Midwest Bancorp, Inc.	31,666
2,380	Harleysville National Corp. (b)	15,946
583	Heartland Financial U.S.A., Inc. (b)	9,310
1,186	Lakeland Bancorp, Inc. (b)	10,496
1,567	Mainsource Financial Group, Inc.	10,546
261	Merchants Bancshares (b)	5,666
1,303	Nara Bancorp, Inc. (a)	11,414
3,447	National Penn Bancshares, Inc. (b)	23,784
325	Northrim Bancorp, Inc. (b)	5,551
2,490	Old National Bancorp	29,755
323	Old Point Financial Corp.	4,767
617	Oriental Financial Group, Inc. (b)	8,329
18,018	Pacific Capital Bancorp (a)(b)	32,613
474	Park National Corp. (b)	29,535
356	Peapack-Gladstone Financial Corp. (b)	5,593
349	Peoples Bancorp, Inc. (b)	5,752
693	Renasant Corp. (b)	11,213
1,015	Republic First Bancorp, Inc. (a)(b)	3,928
1,042	S & T Bancorp, Inc. (b)	21,778
975	Sandy Spring Bancorp, Inc.	14,625
1,735	Santander Bancorp (a)(b)	21,288
648	Sierra Bancorp (b)	8,353

Number of Shares		Value

	Commercial Banks (Continued)
1,134	Southwest Bancorp, Inc. (b)	$9,378
986	State Bancorp, Inc. (b)	7,760
1,155	Sterling Bancorp (b)	11,608
31,675	Sterling Financial Corp. (a)(b)	18,055
2,959	Sun Bancorp, Inc. (a)	11,658
432	TriCo Bancshares	8,597
1,227	Union First Market
	Bankshares Corporation	18,528
1,157	United Bankshares, Inc. (b)	30,337
3,739	United Community Banks, Inc. (a)	16,489
508	Washington Banking Co. (b)	6,396
480	Washington Trust Bancorp	8,947
1,118	Wesbanco, Inc. (b)	18,179
1,447	Wilshire Bancorp, Inc. (b)	15,960

		784,339

	Commercial Services &
	Supplies - 3.30%
2,220	ACCO Brands Corp. (a)(b)	17,005
537	American Reprographics Co. (a)	4,817
362	ATC Technology Corp. (a)	6,212
491	Barrett Business Services, Inc.	6,658
839	Bowne & Co, Inc.	9,363
2,053	Cenveo, Inc. (a)	17,779
1,098	Comfort Systems U.S.A., Inc.	13,714
262	Consolidated Graphics, Inc. (a)	10,850
329	Courier Corp.	5,432
2,138	EnergySolutions, Inc.	13,747
538	Ennis, Inc.	8,753
1,411	Interface, Inc.	16,339
3,043	Kimball International, Inc.	21,149
419	M & F Worldwide Corp. (a)	12,821
1,386	Mine Safety Appliances Co.	38,753
388	Schawk, Inc.	7,035
3,289	Standard Register Co.	17,596
1,197	Viad Corp.	24,598
627	Waste Services, Inc. (a)(b)	6,201

		258,822

	Communications Equipment - 1.61%
3,283	3Com Corp. (a)	25,246
3,171	ADC Telecommunications (a)(b)	23,180
716	Aviat Networks, Inc. (a)	4,747
139	Black Box Corp.	4,276
539	Cogo Group, Inc. (a)	3,768

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Communications Equipment (Continued)
229	Communications Systems, Inc. (b)	$2,961
3,084	Extreme Networks, Inc. (a)(b)	9,468
312	Hughes Communications, Inc. (a)	8,689
397	Netgear, Inc. (a)	10,362
1,735	Opnext, Inc. (a)	4,095
790	PC-TEL, Inc. (a)	4,882
4,965	Powerwave Technologies,
	Inc. (a)(b)	6,206
795	Symmetricom, Inc. (a)	4,635
5,098	UTStarcom, Inc. (a)	14,223

		126,738

	Computers & Peripherals - 1.03%
862	Avid Technology, Inc. (a)	11,878
964	Electronics For Imaging, Inc. (a)	11,211
2,574	Imation Corp. (a)	28,340
958	Intermec, Inc. (a)	13,585
3,246	Quantum Corp. (a)	8,537
410	Super Micro Computer, Inc. (a)	7,085

		80,636

	Construction & Engineering - 0.85%
257	Baker Michael Corp. (a)	8,861
2,168	Dycom Industries, Inc. (a)	19,013
1,584	Furmanite Corporation (a)	8,221
314	Layne Christensen Co. (a)	8,387
222	Mastec, Inc. (a)	2,800
554	MYR Group, Inc. (a)	9,036
860	Pike Electric Corp. (a)	8,015
167	Sterling Construction Co., Inc. (a)	2,625

		66,958

	Construction Materials - 0.24%
2,918	Headwaters, Inc. (a)(b)	13,394
13,458	U.S. Concrete, Inc. (a)(b)	5,114

		18,508

	Consumer Finance - 0.44%
2,311	Advance America, Cash Advance
	Centers, Inc.	13,450
347	Cardtronics, Inc. (a)	4,362
298	Dollar Financial Corp. (a)(b)	7,170
738	QC Holdings, Inc. (b)	3,815
409	Rewards Network, Inc. (b)	5,481

		34,278

Number of Shares		Value

	Containers & Packaging - 0.39%
1,753	Boise, Inc. (a)	$10,746
691	Bway Holding Company (a)	13,889
578	Myers Industries, Inc.	6,057

		30,692

	Distributors - 0.11%
1,078	Audiovox Corp. (a)	8,387

	Diversified Consumer Services - 0.74%
2,617	Jackson Hewitt Tax
	Services, Inc. (a)(b)	5,234
2,873	Stewart Enterprises, Inc. (b)	17,956
1,355	Weight Watchers International, Inc.	34,593

		57,783

	Diversified Financial Services - 0.58%
964	Compass Diversified Holdings (b)	14,711
7,745	First Marblehead Corp. (a)(b)	21,996
1,452	Resource America, Inc. (b)	6,969
55	World Acceptance Corp. (a)(b)	1,984

		45,660

	Diversified Telecommunication Services - 0.90%
5,765	Cincinnati Bell, Inc. (a)	19,659
267,701	Fairpoint Communications,
	Inc. (a)(b)	7,763
1,004	General Communication, Inc. (a)	5,793
775	Global Crossing Ltd. (a)(b)	11,741
478	Hickory Tech Corp.	4,221
609	Iowa Telecommunications
	Services, Inc.	10,170
688	PAETEC Holding Corp. (a)	3,220
667	Premiere Global Services, Inc. (a)	5,510
299	SureWest Communications (a)(b)	2,568

		70,645

	Electric Utilities - 0.99%
473	Central Vermont Public
	Service Corp.	9,541
1,057	El Paso Electric Co. (a)	21,774
486	Empire District Electric Co.	8,758
559	MGE Energy, Inc.	19,766
660	UIL Holdings Corp.	18,150

		77,989

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electrical Equipment - 0.95%
499	Baldor Electric Co. (b)	$18,663
1,038	EnerSys (a)(b)	25,597
920	LSI Industries, Inc. (b)	6,274
457	Polypore International, Inc. (a)	7,979
176	Powell Industries, Inc. (a)	5,725
1,486	Power-One, Inc. (a)(b)	6,271
110	Preformed Line Products Co. (b)	4,197

		74,706

	Electronic Equipment & Instruments - 2.43%
751	Agilysys, Inc.	8,389
3,364	Brightpoint, Inc. (a)	25,331
702	Checkpoint Systems, Inc. (a)	15,528
381	Coherent, Inc. (a)(b)	12,177
369	CPI International, Inc. (a)	4,893
870	CTS Corp.	8,195
232	Mercury Computer Systems (a)	3,183
1,123	Methode Electronics, Inc.	11,118
767	Newport Corp. (a)	9,587
192	OSI Systems, Inc. (a)	5,386
491	Plexus Corp. (a)	17,691
967	Radisys Corp. (a)	8,664
195	Rogers Corp. (a)	5,657
754	ScanSource, Inc. (a)(b)	21,700
2,028	Smart Modular
	Technologies Inc. (a)	15,636
1,513	Technitrol, Inc. (b)	7,989
700	TTM Technologies, Inc. (a)	6,216
388	Zygo Corp. (a)	3,581

		190,921

	Energy Equipment & Services - 1.70%
488	Allis Chalmers Energy, Inc. (a)	1,728
730	Basic Energy Services, Inc. (a)	5,628
230	Bristow Group, Inc. (a)	8,678
686	Bronco Drilling Co, Inc. (a)(b)	3,224
811	Complete Production Services (a)	9,367
232	Dawson Geophysical Co. (a)	6,784
2,451	Global Industries Ltd. (a)	15,735
211	Gulf Island Fabrication, Inc.	4,589
5,463	Hercules Offshore, Inc. (a)	23,546
563	ION Geophysical Corp. (a)	2,770
761	Matrix Service Co. (a)	8,188

Number of Shares		Value

	Energy Equipment & Services (Continued)
604	Newpark Resources, Inc. (a)	$3,171
2,050	Parker Drilling Co. (a)	10,107
97	PHI, Inc. (a)(b)	2,054
230	Pioneer Drilling Co. (a)(b)	1,619
97	Superior Well Services, Inc. (a)(b)	1,298
871	Tetra Technologies, Inc. (a)	10,644
473	Union Drilling, Inc. (a)	2,914
931	Willbros Group, Inc. (a)	11,181

		133,225

	Environmental Services - 0.03%
143	Team, Inc. (a)	2,372

	Food & Staples Retailing - 1.31%
1,173	Ingles Markets, Inc.	17,630
276	PriceSmart, Inc.	6,417
867	Spartan Stores, Inc.	12,502
1,859	Susser Holdings Corp. (a)	15,709
1,035	United Natural Foods, Inc. (a)	29,114
753	Village Super Market, Inc.	21,107

		102,479

	Food Products - 0.77%
250	Cal Maine Foods, Inc. (b)	8,472
627	The Hain Celestial Group, Inc. (a)	10,878
903	Imperial Sugar Co. (b)	14,006
155	Sanderson Farms, Inc.	8,310
252	Seneca Foods Corp. (a)	7,338
269	TreeHouse Foods, Inc. (a)	11,801

		60,805

	Gas Utilities - 0.82%
863	The Laclede Group, Inc.	29,101
387	Northwest Natural Gas Co.	18,034
402	South Jersey Industries, Inc.	16,880

		64,015

	Health Care Equipment & Supplies - 0.13%
2,795	Cardiac Science Corp. (a)	5,227
200	CONMED Corp. (a)(b)	4,762

		9,989

	Health Care Providers & Services - 4.11%
1,832	Allied Healthcare
	International, Inc. (a)	4,983

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
374	America Service Group, Inc.	$6,018
241	American Dental Partners (a)	3,145
1,214	AMN Healthcare Services, Inc. (a)	10,683
1,375	BioScrip, Inc. (a)	10,973
403	Capital Senior Living Corp. (a)	2,120
1,274	Centene Corp. (a)	30,627
729	Cross Country Healthcare, Inc. (a)	7,370
311	Gentiva Health Services, Inc. (a)(b)	8,795
151	Hanger Orthopedic Group, Inc. (a)	2,745
897	HealthSouth Corp. (a)	16,774
1,279	HealthSpring, Inc. (a)	22,510
662	inVentiv Health, Inc. (a)	14,869
1,089	LCA-Vision, Inc. (a)	9,060
764	Magellan Health Services, Inc. (a)	33,219
1,198	MedCath Corp. (a)	12,543
1,049	Molina Healthcare, Inc. (a)	26,403
116	MWI Veterinary Supply, Inc. (a)(b)	4,686
358	National Healthcare Corp. (b)	12,666
1,155	Nighthawk Radiology
	Holdings, Inc. (a)(b)	3,673
906	Pharmerica Corp. (a)(b)	16,507
273	Providence Service Corp. (a)	4,147
197	RehabCare Group, Inc. (a)(b)	5,372
520	Res-Care, Inc. (a)	6,235
541	Skilled Healthcare Group, Inc. (a)	3,338
1,041	Sun Healthcare Group, Inc. (a)	9,931
2,800	Sunrise Senior Living, Inc. (a)(b)	14,336
1,045	Triple-S Management Corp. (a)	18,549

		322,277

	Health Care Technology - 0.05%
482	Medquist, Inc. (b)	3,764

	Hotels, Restaurants & Leisure - 4.51%
823	Ameristar Casinos, Inc. (b)	14,995
479	Benihana, Inc. (a)(b)	3,113
1,230	Bluegreen Corp. (a)	4,022
524	Bob Evans Farms, Inc.	16,197
356	California Pizza Kitchen, Inc. (a)	5,977
1,225	Callaway Golf Co. (b)	10,804
1,182	Carrols Restaurant Group, Inc. (a)	8,038
695	Cheesecake Factory, Inc. (a)(b)	18,807
755	Choice Hotels International, Inc. (b)	26,282

Number of Shares		Value

	Hotels, Restaurants & Leisure (Continued)
1,229	CKE Restaurants, Inc.	$13,605
456	Cracker Barrel Old Country
	Store, Inc. (b)	21,149
6,880	Denny’s Corp. (a)	26,419
1,220	Dover Downs Gaming &
	Entertainment, Inc.	4,831
201	Gaylord Entertainment Co. (a)	5,887
1,418	Isle of Capri Casinos, Inc. (a)(b)	11,032
1,070	Jack in the Box, Inc. (a)	25,199
498	Landry’s Restaurants, Inc. (a)(b)	8,924
2,290	Lubys, Inc. (a)	9,023
413	Marcus Corp.	5,365
1,433	McCormick & Schmick’s
	Seafood Restaurants (a)	14,430
732	Morgans Hotel Group Co. (a)(b)	4,692
977	O’Charleys, Inc. (a)	8,734
191	P.F. Chang’s China
	Bistro, Inc. (a)(b)	8,429
1,135	Pinnacle Entertainment, Inc. (a)	11,055
622	RC2 Corp. (a)	9,311
95	Red Robin Gourmet
	Burgers, Inc. (a)(b)	2,322
1,184	Ruby Tuesday, Inc. (a)	12,515
772	Sonic Corp. (a)(b)	8,531
434	Speedway Motorsports, Inc.	6,775
16	Steak N Shake Co. (a)(b)	6,100
166	Texas Roadhouse, Inc. (a)	2,306
469	Vail Resorts, Inc. (a)(b)	18,802

		353,671

	Household Durables - 2.43%
1,112	American Greetings Corp. (b)	23,174
668	Blyth, Inc.	20,875
282	CSS Industries, Inc.	5,668
606	Ethan Allen Interiors, Inc. (b)	12,502
3,622	Furniture Brands
	International, Inc. (a)(b)	23,290
324	Helen of Troy Ltd. (a)	8,443
279	Hooker Furniture Corp.	4,486
1,956	La-Z-Boy, Inc. (a)	24,528
963	Meritage Homes Corp. (a)(b)	20,223
4,686	Sealy Corp. (a)(b)	16,401
202	Skyline Corp.	3,757

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Household Durables (Continued)
3,869	Standard Pacific Corp. (a)	$17,488
585	Stanley Furniture, Inc. (a)(b)	5,944
167	Universal Electronics, Inc. (a)	3,731

		190,510

	Household Products - 0.25%
1,328	Central Garden & Pet Co. (a)	12,165
368	Oil-Dri Corporation of America (b)	7,113

		19,278

	Industrial Conglomerates - 0.56%
732	Otter Tail Corp. (b)	16,075
481	Standex International Corp.	12,395
891	Tredegar Corp.	15,218

		43,688

	Insurance - 4.47%
719	American Safety Insurance
	Holdings Ltd. (a)(b)	11,928
431	Amerisafe, Inc. (a)	7,055
696	Baldwin & Lyons, Inc. (b)	16,767
388	Eastern Insurance Holdings, Inc.	3,934
756	EMC Insurance Group, Inc. (b)	17,025
781	FBL Financial Group, Inc. (b)	19,119
657	FPIC Insurance Group, Inc. (a)	17,811
799	Hallmark Financial
	Services, Inc. (a)(b)	7,191
1,074	Harleysville Group, Inc.	36,258
1,428	Horace Mann Educators Corp.	21,506
402	Infinity Property & Casuality Corp.	18,267
1,197	National Financial
	Partners Corp. (a)(b)	16,878
1,848	PMA Capital Corp. (a)	11,347
1,461	Presidential Life Corp.	14,566
843	Safety Insurance Group, Inc.	31,756
1,692	Seabright Insurance Holdings, Inc.	18,629
1,056	State Auto Financial Corp.	18,955
1,517	Stewart Information Services Corp.	20,935
1,381	United America Indemnity, Ltd. (a)	13,216
1,519	United Fire & Casualty Co.	27,327

		350,470

	Internet & Catalog Retail - 0.90%
4,082	1-800-Flowers.Com, Inc. (a)	10,246
1,166	HSN, Inc. (a)	34,327

Number of Shares		Value

	Internet & Catalog Retail (Continued)
670	NutriSystem, Inc. (b)	$11,933
1,976	Orbitz Worldwide, Inc. (a)	14,049

		70,555

	Internet Software & Services - 0.68%
2,497	EarthLink, Inc.	21,324
549	iMERGENT, Inc.	3,695
495	InfoSpace, Inc. (a)	5,470
900	InterNAP Network
	Services Corp. (a)(b)	5,040
5,077	iPass, Inc.	5,839
1,692	RealNetworks, Inc. (a)	8,172
516	United Online, Inc.	3,860

		53,400

	IT Services - 2.23%
1,206	Acxiom Corp. (a)	21,636
2,871	CIBER, Inc. (a)	10,737
545	Computer Task Group, Inc. (a)	3,951
774	Gartner, Inc. (a)(b)	17,214
482	Heartland Payment
	Systems, Inc. (b)	8,965
1,203	infoGROUP, Inc. (a)	9,383
1,516	Lionbridge Technologies, Inc. (a)	5,503
1,537	ModusLink Global
	Solutions, Inc. (a)	12,957
1,131	Ness Technologies, Inc. (a)	7,137
781	SRA International, Inc. (a)	16,237
1,502	StarTek, Inc. (a)	10,439
1,174	Teletech Holdings, Inc. (a)	20,052
889	Unisys Corp. (a)(b)	31,017

		175,228

	Leisure Equipment & Products - 0.14%
833	JAKKS Pacific, Inc. (a)	10,871

	Life Sciences Tools & Services - 0.58%
450	Albany Molecular Research, Inc. (a)	3,758
7,617	Cambrex Corp. (a)	30,849
244	Kendle International, Inc. (a)	4,265
288	Parexel International Corp. (a)	6,713

		45,585

	Machinery - 3.39%
220	Alamo Group, Inc.	4,398
633	Albany International Corp. (b)	13,628
507	Altra Holdings, Inc. (a)	6,961

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Machinery (Continued)
1,143	American Railcar
	Industries, Inc. (b)	$13,899
290	Ampco-Pittsburgh Corp.	7,198
246	Astec Industries, Inc. (a)(b)	7,124
825	Barnes Group, Inc.	16,046
1,580	Blount International, Inc. (a)	16,369
202	Cascade Corp.	6,506
423	Chart Industries, Inc. (a)	8,460
994	Colfax Corp. (a)(b)	11,699
729	Columbus McKinnon
	Corporation (a)	11,569
628	Enpro Industries, Inc. (a)	18,262
1,772	Federal Signal Corp.	15,966
1,201	Force Protection, Inc. (a)	7,230
1,159	The Greenbrier Companies, Inc. (a)	12,761
263	Hurco Companies, Inc. (a)	4,426
569	John Bean Technologies Corp.	9,980
595	Kadant, Inc. (a)	8,574
231	L.B. Foster Co. (a)	6,674
772	Miller Industries, Inc. (a)	9,596
1,585	Sauer-Danfoss, Inc. (a)	21,049
1,198	Tecumseh Products Co. (a)	14,699
217	Tennant Co.	5,944
566	Twin Disc, Inc.	6,917

		265,935

	Marine - 0.47%
403	American Commercial Lines (a)	10,115
2,531	Horizon Lines, Inc.	13,769
118	International Shipholding Corp.	3,468
603	TBS International Plc (a)	4,402
895	Ultrapetrol Bahamas Ltd. (a)	4,913

		36,667

	Media - 1.63%
393	Arbitron, Inc.	10,477
152	Ascent Media Corp. (a)(b)	4,142
601	Carmike Cinemas, Inc. (a)	8,336
1,500	Fisher Communications, Inc. (a)	21,150
1,191	Harte-Hanks, Inc.	15,316
4,412	Journal Communications, Inc. (a)	18,531
1,634	LIN TV Corp. (a)	9,396
744	Lodgenet Interactive Corp. (a)(b)	5,186

Number of Shares		Value

	Media (Continued)
2,652	Mediacom Communications
	Corp. (a)(b)	$15,779
3,851	Sinclair Broadcast
	Group, Inc. (a)(b)	19,563

		127,876

	Metals & Mining - 1.01%
843	A.M. Castle & Co. (a)	11,026
180	AMCOL International Corp. (b)	4,896
378	Brush Engineered Materials, Inc. (a)	8,532
745	Gibraltar Industries, Inc. (a)	9,394
313	Haynes International, Inc. (b)	11,121
1,117	Horsehead Holding Corp. (a)	13,225
319	Kaiser Aluminum Corp.	12,304
519	Stillwater Mining Co. (a)	6,737
684	Sutor Tech Group Ltd. (a)	1,984

		79,219

	Multiline Retail - 0.59%
500	99 Cents Only Stores (a)	8,150
2,341	Retail Ventures, Inc. (a)(b)	22,263
2,465	Tuesday Morning Corp. (a)(b)	16,244

		46,657

	Multi-Utilities - 0.23%
441	CH Energy Group, Inc.	18,010

	Oil & Gas - 1.90%
769	Atlas Energy, Inc. (a)	23,931
159	Chesapeake Utilities Corp.	4,738
1,808	DHT Maritime, Inc. (b)	7,087
3,637	Endeavour International Corp. (a)	4,619
2,059	International Coal Group, Inc. (a)	9,410
1,168	Knightsbridge Tankers Ltd.	19,786
455	Patriot Coal Corp. (a)	9,309
179	Petroleum Development Corp. (a)	4,148
396	PrimeEnergy Corp. (a)(b)	10,664
741	Stone Energy Corp. (a)	13,153
2,310	Teekay Tankers Ltd. (b)	29,037
418	Venoco, Inc. (a)	5,363
216	Williams Clayton Energy, Inc. (a)	7,556

		148,801

	Paper & Forest Products - 1.07%
914	Buckeye Technologies, Inc. (a)	11,955
333	Clearwater Paper Corp. (a)	16,400
1,988	P.H. Glatfelter Co.	28,806

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Paper & Forest Products (Continued)
727	Neenah Paper, Inc.	$11,516
1,801	Wausau Paper Corp. (a)	15,381

		84,058

	Personal Products - 0.41%
545	Elizabeth Arden, Inc. (a)	9,810
2,070	Mannatech, Inc.	6,914
996	Prestige Brands Holdings, Inc. (a)	8,964
437	Revlon, Inc. (a)(b)	6,489

		32,177

	Pharmaceuticals - 0.16%
1,125	K-V Pharmaceutical Co. (a)	1,980
422	Par Pharmaceutical Cos., Inc. (a)	10,466

		12,446

	Professional Services - 3.16%
1,299	Administaff, Inc.	27,721
624	CBIZ, Inc. (a)	4,100
1,918	CDI Corp. (b)	28,118
316	CRA International, Inc. (a)	7,243
1,536	Diamond Management. &
	Technology Consultants, Inc.	12,057
439	Franklin Covey Co. (a)(b)	3,486
300	GP Strategies Corp. (a)	2,508
335	Heidrick & Struggles
	International, Inc. (b)	9,390
121	ICF International, Inc. (a)	3,006
716	Kforce, Inc. (a)	10,890
715	Korn Ferry International (a)	12,620
739	Navigant Consulting, Inc. (a)	8,964
461	On Assignment, Inc. (a)	3,287
2,172	Resources Connection, Inc. (a)	41,637
253	School Specialty, Inc. (a)(b)	5,745
2,361	SFN Group, Inc. (a)	18,911
1,852	TrueBlue, Inc. (a)	28,706
1,951	Volt Information
	Sciences, Inc. (a)(b)	19,920

		248,309

	Real Estate Management &
	Development - 0.20%
727	Avatar Holdings, Inc. (a)(b)	15,805

Number of Shares		Value

	Road & Rail - 1.26%
1,379	Arkansas Best Corp. (b)	$41,205
449	Celadon Group, Inc. (a)(b)	6,259
349	Marten Transport, Ltd. (a)	6,879
247	Old Dominion Freight
	Lines, Inc. (a)	8,247
1,038	Saia, Inc. (a)	14,407
737	U.S.A. Truck, Inc. (a)	11,910
550	Universal Truckload
	Services, Inc. (a)	9,669

		98,576

	Semiconductor & Semiconductor
	Equipment - 1.07%
1,133	Brooks Automation, Inc. (a)	9,993
778	DSP Group, Inc. (a)	6,481
1,685	Entegris, Inc. (a)	8,492
684	International Rectifier Corp. (a)	15,664
1,713	Microtune, Inc. (a)	4,676
1,754	Photronics, Inc. (a)(b)	8,928
3,128	Silicon Image, Inc. (a)	9,446
1,972	Silicon Storage Technology Inc. (a)	5,995
2,517	Trident Microsystems, Inc. (a)	4,380
962	Zoran Corp. (a)	10,351

		84,406

	Software - 0.67%
1,279	Mentor Graphics Corp. (a)	10,258
719	QAD, Inc.	3,775
1,730	Take-Two Interactive
	Software, Inc. (a)	17,040
3,094	THQ, Inc. (a)	21,689

		52,762

	Specialty Retail - 8.01%
1,553	AnnTaylor Stores Corp. (a)	32,147
1,455	Bebe Stores, Inc.	12,950
1,269	Big 5 Sporting Goods Corp. (b)	19,314
2,026	Books-A-Million, Inc. (b)	14,668
1,675	Brown Shoe Co., Inc.	25,929
1,824	Build-A-Bear Workshop, Inc. (a)	12,987
1,803	Cabelas, Inc. (a)(b)	31,534
717	Cato Corp.	15,373
4,091	Charming Shoppes, Inc. (a)	22,337
603	Children’s Place Retail
	Stores, Inc. (a)	26,864

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
1,383	Christopher & Banks Corp.	$11,064
2,680	Coldwater Creek, Inc. (a)(b)	18,599
494	Conns, Inc. (a)(b)	3,868
429	Destination Maternity Corp. (a)	11,008
1,000	Dress Barn, Inc. (a)	26,160
491	DSW, Inc. (a)(b)	12,535
508	Genesco, Inc. (a)	15,753
769	Haverty Furniture, Inc.	12,550
3,243	Hot Topic, Inc. (a)	21,080
408	Jo-Ann Stores, Inc. (a)(b)	17,128
1,449	Lithia Motors, Inc. (a)	9,274
3,472	New York & Co, Inc. (a)	16,631
2,567	Pacific Sunwear Of
	California, Inc. (a)(b)	13,631
1,825	PEP Boys	18,341
1,987	Pier 1 Imports, Inc. (a)	12,657
187	Rex Stores Corp. (a)(b)	3,029
2,124	Sally Beauty Holdings, Inc. (a)	18,946
657	Shoe Carnival, Inc. (a)	15,019
1,303	Stage Stores, Inc.	20,053
1,935	Stein Mart, Inc. (a)	17,473
1,443	Systemax, Inc.	31,371
1,172	Talbots, Inc. (a)(b)	15,189
583	Tractor Supply Co.	33,843
529	West Marine, Inc. (a)(b)	5,740
1,775	The Wet Seal, Inc. (a)	8,449
9,253	Zale Corp. (a)(b)	25,353

		628,847

	Textiles, Apparel & Luxury Goods - 1.95%
101	G-III Apparel Group, Ltd. (a)(b)	2,784
1,097	Kenneth Cole Productions, Inc. (a)	14,053
1,027	K-Swiss, Inc. (a)	10,742
215	Maidenform Brands, Inc. (a)	4,698
518	Movado Group, Inc. (a)	5,843
775	Oxford Industries, Inc.	15,756
173	Perry Ellis International, Inc. (a)	3,918
9,967	Quiksilver, Inc. (a)	47,144
441	Skechers U.S.A., Inc. (a)	16,017
1,260	Timberland Co. (a)	26,888
1,377	Unifi, Inc. (a)	5,012

		152,855

Number of Shares		Value

	Thrifts & Mortgage Finance - 1.98%
1,095	Dime Community Bancshares	$13,830
1,561	Doral Financial Corp. (a)	6,728
220	ESB Financial Corp.	2,836
915	First Defiance Financial Corp. (b)	9,260
784	First Financial Holdings, Inc. (b)	11,807
1,018	First Financial Northwest, Inc. (b)	6,953
20,646	Flagstar Bancorp, Inc. (a)(b)	12,388
705	NASB Financial, Inc. (b)	16,299
695	OceanFirst Financial Corp.	7,895
6,374	The PMI Group, Inc. (a)(b)	34,547
1,640	Provident Financial
	Services, Inc. (b)	19,516
717	Tree.com, Inc. (a)	6,560
183	WSFS Financial Corp.	7,137

		155,756

	Tobacco - 0.16%
2,473	Alliance One International, Inc. (a)	12,588

	Trading Companies & Distributors - 1.46%
1,203	Aceto Corp.	7,266
696	Applied Industrial
	Technologies, Inc.	17,296
624	Beacon Roofing Supply, Inc. (a)(b)	11,937
2,125	H&E Equipment Services, Inc. (a)	22,907
278	Interline Brands, Inc. (a)	5,321
457	Kaman Corp.	11,430
708	Lawson Products, Inc.	10,953
967	Rush Enterprises, Inc. (a)(b)	12,774
741	TAL International Group, Inc. (b)	14,805

		114,689

	Wireless Telecommunication Services - 0.48%
2,951	USA Mobility, Inc.	37,389

	Total Common Stocks
	(Cost $5,770,724)	7,250,318

	MANAGEMENT INVESTMENT
	COMPANIES - 0.08%
	Capital Markets - 0.08%
393	Kayne Anderson Energy
	Development Co.	6,351

	Total Management Investment
	Companies (Cost $5,473)	6,351

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010

Number of Shares		Value

	REAL ESTATE INVESTMENT TRUSTS - 1.16%
	Real Estate Investment Trusts - 1.16%
207,469	Anthracite Capital, Inc. (a)(b)	$3,216
247	CapLease, Inc. (b)	1,371
1,530	Glimcher Realty Trust (b)	7,757
2,742	Gramercy Capital Corp. (a)	7,650
1,598	Hersha Hospitality Trust	8,278
1,085	Kite Realty Group Trust	5,132
440	Mission West Properties, Inc.	3,027
236	Parkway Properties, Inc.	4,432
341	Ramco-Gershenson Properties Trust	3,840
1,227	Resource Capital Corp.	8,294
4,643	Strategic Hotels &
	Resorts, Inc. (a)(b)	19,733
166	Sun Communities, Inc.	4,183
349	Taubman Centers, Inc. (b)	13,932

		90,845

	Total Real Estate Investment Trusts
	(Cost $104,456)	90,845

	SHORT TERM INVESTMENTS - 5.66%
	Money Market Funds - 5.66%
444,022	Federated Prime Obligations Fund
	Effective Yield, 0.11%	444,022

	Total Short Term Investments
	(Cost $444,022)	444,022

Number of Shares		Value

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 28.79%
	Money Market Funds - 28.79%
2,259,561	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	$2,259,561

	Total Mutual Funds
	(Cost $2,259,561)	2,259,561

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $2,259,561)	2,259,561

	Total Investments
	(Cost $8,584,236) - 128.08%	10,051,097
	Liabilities in Excess of
	Other Assets - (28.08)%	(2,203,492)

	TOTAL NET
	ASSETS - 100.00%	$7,847,605

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Russell 2000 Index Mini Futures	7	$473,970	Jun-10	$3,130

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2010

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund

ASSETS:
Investments, at value (cost $201,988,908, $197,455,337, $46,790,974, and $49,028,699, respectively)[1]	$241,078,111	$233,788,931	$52,928,402	$56,545,319
Cash	—	—	550	9,358
Income receivable	243,267	413,254	23,193	29,912
Receivable for investment securities sold	879,984	271,801	103,982	315,985
Receivable for fund shares sold	412,498	432,300	66,989	71,887
Receivable from securities lending agent (See Note 6)	—	—	812,528	2,885,357
Other assets	13,131	10,715	31,304	13,405

Total Assets	242,626,991	234,917,001	53,966,948	59,871,223

LIABILITIES:
Payable for collateral on securities loaned (See Note 6)	29,108,406	30,745,404	13,546,811	16,483,103
Payable to securities lending agent (See Note 6)	4,097,950	2,634,387	—	—
Payable for investment securities purchased	841,905	251,506	—	569,512
Payable for fund shares redeemed	324,786	320,223	68,645	65,662
Payable to Investment Advisor	157,969	166,948	34,926	38,507
Payable to Custodian	8,222	5,062	6,810	4,556
Payable for dividend withholding tax	—	413	—	—
Other accrued expenses	159,530	165,119	59,570	60,395

Total Liabilities	34,698,768	34,289,062	13,716,762	17,221,735

NET ASSETS	$207,928,223	$200,627,939	$40,250,186	$42,649,488

NET ASSETS CONSIST OF:
Capital stock	283,383,317	375,024,616	57,675,028	72,061,077
Unrealized appreciation on investments	39,089,203	36,333,618	6,137,428	7,516,620
Accumulated undistributed net investment income	3,154	592,543	—	124,604
Accumulated undistributed net realized loss	(114,547,451)	(211,322,838)	(23,562,270)	(37,052,813)

Total Net Assets	$207,928,223	$200,627,939	$40,250,186	$42,649,488

Shares outstanding (unlimited shares of no par value authorized)	24,714,998	26,956,863	5,250,602	4,507,206
Net asset value, offering and redemption price per share	$8.41	$7.44	$7.67	$9.46

[1] Includes loaned securities with a value of:	$28,188,619	$29,707,432	$13,035,057	$15,709,513

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2010

	International Equity Fund	Real Estate Securities Fund	Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund

ASSETS:
Investments, at value (cost $243,563,858, $46,535,890,
$191,397,708 and $609,864,249, respectively)[1]	$270,490,033	$62,107,775	$196,390,775	$583,778,346
Repurchase Agreements (cost $0, $0,
$0 and $39,200,000, respectively)	—	—	—	39,200,000
Appreciation of forward foreign currency contracts	—	—	—	30,272
Variation margin on futures contracts	—	—	—	198,976
Foreign currencies (cost $2,189,703, $0, $0 and
$0, respectively)	2,213,014	—	—	—
Foreign currencies due from brokers for futures
(cost $0, $0, $0 and $534,326, respectively)	—	—	—	521,155
Cash	64,696	—	—	—
Income receivable	955,027	141,484	2,469,266	4,759,778
Receivable for dividend reclaims	818,801	—	—	—
Receivable for investment securities and foreign
currencies sold	330,996	269,784	148,666	79,914,192
Receivable for fund shares sold	599,136	62,567	519,340	1,495,644
Deposits with brokers for futures and options	—	—	—	383,843
Receivable from securities lending agent (See Note 6)	—	2,078,522	—	2,754,902
Other assets	13,163	17,095	18,519	78,732

Total Assets	275,484,866	64,677,227	199,546,566	713,115,840

LIABILITIES:
Options written, at value (Premium received $0,
$0, $0 and $11,060, respectively)	—	—	—	13,731
Forward sale commitments (Proceeds received $0, $0,
$0 and $856,453, respectively)	—	—	—	854,626
Payable for collateral on securities loaned (See Note 6)	—	13,219,202	—	54,397,100
Payable to securities lending agent (See Note 6)	1,798,972	—	—	—
Payable for investment securities purchased	3,186,269	287,850	3,443,408	107,868,276
Payable for fund shares redeemed	390,714	91,976	470,797	1,162,607
Payable to Investment Advisor	211,586	37,289	135,236	350,397
Payable to Custodian	43,270	2,870	4,726	27,948
Payable for dividend withholding tax	45,182	—	—	—
Other accrued expenses	187,304	59,883	163,448	477,404

Total Liabilities	5,863,297	13,699,070	4,217,615	165,152,089

NET ASSETS	$269,621,569	$50,978,157	$195,328,951	$547,963,751

NET ASSETS CONSIST OF:
Capital stock	467,081,160	47,289,660	197,716,120	575,574,134
Unrealized appreciation (depreciation) on:
Investments	26,926,175	15,571,885	4,993,067	(26,085,903)
Written options	—	—	—	(2,671)
Foreign currencies	23,811	—	—	(13,171)
Forward currency exchange contracts	—	—	—	30,272
Forward sale commitments	—	—	—	1,827
Futures contracts	—	—	—	28,491
Accumulated undistributed net investment income	4,075,917	35,538	218,410	2,289,729
Accumulated undistributed net realized loss	(228,485,494)	(11,918,926)	(7,598,646)	(3,858,957)

Total Net Assets	$269,621,569	$50,978,157	$195,328,951	$547,963,751

Shares outstanding (unlimited shares of no
par value authorized)	33,648,236	5,043,096	17,851,657	60,203,361
Net asset value, offering and redemption price per share	$8.01	$10.11	$10.94	$9.10

[1]Includes loaned securities with a value of:	$—	$12,623,115	$—	$53,203,166

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2010

	Enhanced Fundamental Index® Large Company Growth Fund	Enhanced Fundamental Index® Large Company Value Fund	Enhanced Fundamental Index® Small Company Growth Fund	Enhanced Fundamental Index® Small Company Value Fund

ASSETS:
Investments, at value (cost $72,302,356,
$56,717,007, $17,168,463 and
$8,584,236, respectively)[1]	$82,330,140	$66,886,452	$20,073,388	$10,051,097
Cash	741	1,097	—	—
Income receivable	98,896	79,202	15,191	6,219
Receivable for investment securities sold	19	32,724	—	5,255
Receivable for fund shares sold	231,303	160,731	52,234	22,900
Receivable from Investment Advisor	—	—	1,198	—
Deposits with brokers for futures contracts	445,000	365,000	80,000	55,000
Other assets	13,305	17,591	10,622	9,431

Total Assets	83,119,404	67,542,797	20,232,633	10,149,902

LIABILITIES:
Variation margin on futures contracts	19,740	16,800	4,160	3,640
Payable for collateral on securities loaned
(See Note 6)	12,083,657	11,019,836	5,124,065	2,259,561
Payable for fund shares redeemed	99,623	64,356	14,941	11
Payable to Investment Advisor	36,652	34,339	—	7,255
Payable to Custodian	1,984	1,730	2,399	352
Other accrued expenses	86,102	71,794	35,812	31,478

Total Liabilities	12,327,758	11,208,855	5,181,377	2,302,297

NET ASSETS	$70,791,646	$56,333,942	$15,051,256	$7,847,605

NET ASSETS CONSIST OF:
Capital stock	82,790,614	72,521,833	13,896,657	8,098,357
Unrealized appreciation on:
Investments	10,027,784	10,169,445	2,904,925	1,466,861
Futures contracts	110,732	90,163	3,607	3,130
Accumulated undistributed net investment
income	127,297	126,000	203	2,321
Accumulated undistributed net realized loss	(22,264,781)	(26,573,499)	(1,754,136)	(1,723,064)

Total Net Assets	$70,791,646	$56,333,942	$15,051,256	$7,847,605

Shares outstanding (unlimited shares of no
par value authorized)	7,635,925	7,295,332	1,472,537	948,551
Net asset value, offering and redemption
price per share	$9.27	$7.72	$10.22	$8.27

[1] Includes loaned securities with a value of:	$11,619,048	$10,397,156	$4,838,150	$1,843,901

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2010

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of
$14,330, $2,045, $0 and $0, respectively)	$3,491,362	$5,742,062	$515,952	$841,407
Interest income	4,032	24,745	2,502	4,560

Total investment income	3,495,394	5,766,807	518,454	845,967

EXPENSES:
Investment advisory fees	2,130,675	1,999,561	476,987	521,755
Distribution (12b-1) fees	563,968	531,804	125,722	131,588
Shareholder servicing fees	135,353	127,633	30,174	31,581
Administration fees	86,970	81,518	19,379	20,334
Legal fees	84,450	76,727	23,094	32,677
Custody fees	52,674	26,882	43,321	30,515
Directors’ fees and expenses	50,493	47,684	9,745	10,398
Reports to shareholders	48,116	37,317	18,862	14,657
Fund accounting fees	42,696	38,157	17,134	16,905
Audit and tax fees	33,033	33,029	28,609	29,733
Federal and state registration fees	26,510	29,963	21,048	21,345
Transfer agent fees and expenses	15,842	15,804	12,845	13,099
Insurance fees	13,963	13,328	2,346	3,039
Compliance fees	7,665	6,570	1,825	1,825

Total expenses	3,292,408	3,065,977	831,091	879,451

Less securities lending credit (See Note 6)	(109,362)	(78,347)	(77,307)	(43,828)

Net expenses	3,183,046	2,987,630	753,784	835,623

Net investment income (loss)	312,348	2,779,177	(235,330)	10,344

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments	4,409,401	(2,108,925)	12,129,280	(3,476,667)
Net change in unrealized appreciation on investments	83,338,456	91,198,734	10,338,185	29,747,497

Net realized and unrealized gain	87,747,857	89,089,809	22,467,465	26,270,830

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$88,060,205	$91,868,986	$22,232,135	$26,281,174

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2010

	International Equity Fund	Real Estate Securities Fund	Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of
$943,609, $0, $0 and $2,723, respectively)	$9,167,322	$1,284,550	$—	$44,182
Interest income	7,434	1,903	8,734,075	26,852,931

Total investment income	9,174,756	1,286,453	8,734,075	26,897,113

EXPENSES:
Investment advisory fees	2,459,938	341,535	1,518,425	4,043,222
Distribution (12b-1) fees	647,352	89,878	474,508	1,347,758
Shareholder servicing fees	155,365	21,570	113,882	323,462
Administration fees	96,434	13,304	72,625	208,789
Legal fees	87,015	5,334	67,858	169,491
Custody fees	223,648	17,782	28,209	129,595
Directors’ fees and expenses	55,551	3,295	32,466	104,871
Reports to shareholders	44,524	7,938	24,541	87,320
Fund accounting fees	95,603	8,601	48,213	338,266
Audit and tax fees	31,876	27,519	27,508	37,412
Federal and state registration fees	28,145	23,499	33,278	38,529
Transfer agent fees and expenses	15,740	12,630	15,913	21,499
Insurance fees	15,039	2,072	10,595	29,444
Compliance fees	8,030	1,825	6,360	16,790

Total expenses	3,964,260	576,782	2,474,381	6,896,448

Expense reimbursement by Advisor (See Note 3)	—	—	(25,920)	—
Less securities lending credit (See Note 6)	—	(42,240)	—	(181,943)

Net expenses	3,964,260	534,542	2,448,461	6,714,505

Net investment income	5,210,496	751,911	6,285,614	20,182,608

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	9,560,850	(675,534)	277,209	(4,432,262)
Written options	—	—	—	445,294
Foreign currencies	(888,988)	—	—	(163,322)
Forward currency contracts	—	—	—	466,570
Futures contracts	—	—	—	1,896,226

Total	8,671,862	(675,534)	277,209	(1,787,494)

Net change in unrealized appreciation (depreciation) on:
Investments	74,626,047	27,080,180	11,510,912	76,556,628
Written options	—	—	—	(95,887)
Foreign currencies	61,071	—	—	169,281
Forward currency contracts	—	—	—	91,248
Forward sale commitments	—	—	—	153,776
Futures contracts	—	—	—	(1,197,405)

Total	74,687,118	27,080,180	11,510,912	75,677,641

Net realized and unrealized gain	83,358,980	26,404,646	11,788,121	73,890,147

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$88,569,476	$27,156,557	$18,073,735	$94,072,755

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2010

	Enhanced Fundamental Index® Large Company Growth Fund	Enhanced Fundamental Index® Large Company Value Fund	Enhanced Fundamental Index® Small Company Growth Fund	Enhanced Fundamental Index® Small Company Value Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $45, $0 and $11, respectively)	$1,298,873	$1,097,627	$170,445	$100,221
Interest income	7,994	23,083	1,585	834

Total investment income	1,306,867	1,120,710	172,030	101,055

EXPENSES:
Investment advisory fees	445,790	369,541	107,277	61,933
Distribution (12b-1) fees	148,597	123,180	35,759	20,644
Shareholder servicing fees	35,663	29,564	8,582	4,955
Administration fees	79,654	66,047	19,347	11,170
Legal fees	20,205	17,098	7,593	2,596
Custody fees	10,458	9,533	2,640	1,928
Directors’ fees and expenses	12,961	10,847	2,979	1,764
Reports to shareholders	11,230	9,918	10,772	2,006
Fund accounting fees	63,396	52,479	15,371	8,878
Audit and tax fees	21,998	21,986	22,097	21,991
Federal and state registration fees	23,033	22,551	18,661	17,650
Transfer agent fees and expenses	13,017	12,809	12,518	12,490
Insurance fees	3,011	2,527	730	365
Compliance fees	2,662	1,460	365	365

Total expenses	891,675	749,540	264,691	168,735

Expense (reimbursement)/recapture by Advisor (See Note 3)	(150,369)	14,292	(76,154)	(44,443)
Less securities lending credit (See Note 6)	(16,154)	(162,712)	(14,033)	(23,547)

Net expenses	725,152	601,120	174,504	100,745

Net investment income (loss)	581,715	519,590	(2,474)	310

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(5,275,738)	(3,098,806)	1,287,511	836,350
Futures contracts	1,301,353	991,383	364,731	166,111

Total	(3,974,385)	(2,107,423)	1,652,242	1,002,461

Net change in unrealized appreciation (depreciation) on:
Investments	24,932,679	28,158,386	5,994,891	4,374,858
Futures contracts	(23,696)	(10,239)	(45,402)	(6,583)

Total	24,908,983	28,148,147	5,949,489	4,368,275

Net realized and unrealized gain	20,934,598	26,040,724	7,601,731	5,370,736

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,516,313	$26,560,314	$7,599,257	$5,371,046

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

OPERATIONS:
Net investment income (loss)	$312,348	$(101,958)	$2,779,177	$6,847,863
Net realized gain (loss) on investment transactions	4,409,401	(101,077,784)	(2,108,925)	(196,277,402)
Change in unrealized appreciation (depreciation) on investments	83,338,456	(80,048,610)	91,198,734	(42,850,671)

Net increase (decrease) in net assets resulting from operations	88,060,205	(181,228,352)	91,868,986	(232,280,210)

CAPITAL SHARE TRANSACTIONS:
Shares sold	44,507,131	115,002,964	47,486,766	132,367,268
Shares issued to holders in reinvestment of dividends	436,737	21,374	3,205,994	4,035,189
Shares redeemed	(128,118,332)	(379,582,696)	(118,909,177)	(290,318,553)

Net decrease	(83,174,464)	(264,558,358)	(68,216,417)	(153,916,096)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(312,348)	—	(3,205,994)	(8,006,947)
From net realized gains	—	(41,523)	—	(3,972)
Return of capital	(124,389)	—	—	—

Total dividends and distributions	(436,737)	(41,523)	(3,205,994)	(8,010,919)

INCREASE (DECREASE) IN NET ASSETS	4,449,004	(445,828,233)	20,446,575	(394,207,225)

NET ASSETS:
Beginning of year	$203,479,219	$649,307,452	$180,181,364	$574,388,589

End of year (including undistributed net investment income (loss) of (($119,204), $5,185, $592,601 and $1,019,418, respectively)	$207,928,223	$203,479,219	$200,627,939	$180,181,364

CHANGES IN SHARES OUTSTANDING
Shares sold	6,098,350	15,129,303	7,400,493	17,638,533
Shares issued to holders in reinvestment of dividends	54,456	3,783	449,019	732,339
Shares redeemed	(17,316,881)	(52,990,271)	(18,007,928)	(39,585,341)

Net decrease	(11,164,075)	(37,857,185)	(10,158,416)	(21,214,469)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

OPERATIONS:
Net investment income (loss)	$(235,330)	$(602,469)	$10,344	$692,982
Net realized gain (loss) on investment transactions	12,129,280	(25,626,820)	(3,476,667)	(17,333,806)
Change in unrealized appreciation (depreciation) on investments	10,338,185	(8,542,911)	29,747,497	(16,861,051)

Net increase (decrease) in net assets resulting from operations	22,232,135	(34,772,200)	26,281,174	(33,501,875)

CAPITAL SHARE TRANSACTIONS:
Shares sold	8,347,866	35,335,158	10,261,480	40,458,584
Shares issued to holders in reinvestment of dividends	—	68,972	132,181	340,873
Shares redeemed	(36,927,371)	(80,436,506)	(39,072,820)	(61,005,517)

Net decrease	(28,579,505)	(45,032,376)	(28,679,159)	(20,206,060)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	(10,573)	(629,649)
From net realized gains	—	(132,673)	—	—
Return of capital	—	—	(121,608)	(31,146)

Total dividends and distributions	—	(132,673)	(132,181)	(660,795)

DECREASE IN NET ASSETS	(6,347,370)	(79,937,249)	(2,530,166)	(54,368,730)

NET ASSETS:
Beginning of year	$46,597,556	$126,534,805	$45,179,654	$99,548,384

End of year (including undistributed net investment income (loss) of (($188,935), $88,037, $2,996 and $64,600, respectively)	$40,250,186	$46,597,556	$42,649,488	$45,179,654

CHANGES IN SHARES OUTSTANDING
Shares sold	1,323,101	5,246,578	1,379,226	5,003,895
Shares issued to holders in reinvestment of dividends	—	13,658	15,388	53,681
Shares redeemed	(5,581,633)	(11,469,038)	(4,821,360)	(7,900,445)

Net decrease	(4,258,532)	(6,208,802)	(3,426,746)	(2,842,869)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

OPERATIONS:
Net investment income	$5,210,496	$8,932,734	$751,911	$1,351,488
Net realized gain (loss) on investment transactions	8,671,862	(234,065,611)	(675,534)	(7,077,632)
Change in unrealized appreciation (depreciation) on investments	74,687,118	(78,554,201)	27,080,180	(29,505,120)

Net increase (decrease) in net assets resulting from operations	88,569,476	(303,687,078)	27,156,557	(35,231,274)

CAPITAL SHARE TRANSACTIONS:
Shares sold	80,322,291	194,365,038	19,760,246	76,749,848
Shares issued to holders in reinvestment of dividends	6,512,687	3,227,760	744,733	285,858
Shares redeemed	(122,609,399)	(345,996,813)	(42,120,324)	(77,204,383)

Net decrease	(35,774,421)	(148,404,015)	(21,615,345)	(168,677)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(6,512,687)	(2,826,522)	(744,733)	(543,149)
From net realized gains	—	(3,365,214)	—	—

Total dividends and distributions	(6,512,687)	(6,191,736)	(744,733)	(543,149)

INCREASE (DECREASE) IN NET ASSETS	46,282,368	(458,282,829)	4,796,479	(35,943,100)

NET ASSETS:
Beginning of year	$223,339,201	$681,622,030	$46,181,678	$82,124,778

End of year (including undistributed net investment income of $5,210,496, $6,512,687, $7,178 and $0, respectively)	$269,621,569	$223,339,201	$50,978,157	$46,181,678

CHANGES IN SHARES OUTSTANDING
Shares sold	10,502,217	22,784,286	2,206,056	10,505,784
Shares issued to holders in reinvestment of dividends	806,026	489,054	79,993	39,703
Shares redeemed	(16,141,843)	(41,762,653)	(6,204,761)	(7,519,879)

Net increase (decrease)	(4,833,600)	(18,489,313)	(3,918,712)	3,025,608

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed Income Fund		Core Plus Fixed Income Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

OPERATIONS:
Net investment income	$6,285,614	$7,027,668	$20,182,608	$28,686,142
Net realized gain (loss) on investment transactions	277,209	(4,975,869)	(1,787,494)	2,761,832
Change in unrealized appreciation (depreciation) on investments	11,510,912	(2,952,074)	75,677,641	(84,215,994)

Net increase (decrease) in net assets resulting from operations	18,073,735	(900,275)	94,072,755	(52,768,020)

CAPITAL SHARE TRANSACTIONS:
Shares sold	85,249,245	151,089,362	229,127,655	367,493,809
Shares issued to holders in reinvestment of dividends	6,165,984	3,578,566	19,827,926	20,027,049
Shares redeemed	(101,573,939)	(210,502,796)	(279,687,960)	(594,635,630)

Net decrease	(10,158,710)	(55,834,868)	(30,732,379)	(207,114,772)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(6,165,984)	(7,125,080)	(19,828,054)	(28,304,294)
From net realized gains	—	—	—	(11,447,403)

Total dividends and distributions	(6,165,984)	(7,125,080)	(19,828,054)	(39,751,697)

INCREASE (DECREASE) IN NET ASSETS	1,749,041	(63,860,223)	43,512,322	(299,634,489)

NET ASSETS:
Beginning of year	$193,579,910	$257,440,133	$504,451,429	$804,085,918

End of year (including undistributed net investment income of $218,410, $98,780, $2,289,729 and $947,533, respectively)	$195,328,951	$193,579,910	$547,963,751	$504,451,429

CHANGES IN SHARES OUTSTANDING
Shares sold	7,880,178	14,687,220	26,228,305	43,769,031
Shares issued to holders in reinvestment of dividends	569,272	349,712	2,270,155	2,431,720
Shares redeemed	(9,440,467)	(20,388,213)	(31,956,596)	(69,936,071)

Net decrease	(991,017)	(5,351,281)	(3,458,136)	(23,735,320)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced Fundamental Index® Large Company Growth Fund		Enhanced Fundamental Index® Large Company Value Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

OPERATIONS:
Net investment income	$581,715	$686,466	$519,590	$1,290,388
Net realized loss on investment transactions	(3,974,385)	(17,524,240)	(2,107,423)	(23,944,567)
Change in unrealized appreciation (depreciation) on investments	24,908,983	(11,795,162)	28,148,147	(12,030,246)

Net increase (decrease) in net assets resulting from operations	21,516,313	(28,632,936)	26,560,314	(34,684,425)

CAPITAL SHARE TRANSACTIONS:
Shares sold	31,166,944	69,899,546	22,705,815	67,799,021
Shares issued to holders in reinvestment of dividends	630,394	354,616	671,533	694,237
Shares redeemed	(27,721,788)	(62,727,279)	(29,880,501)	(50,345,840)

Net increase (decrease)	4,075,550	7,526,883	(6,503,153)	18,147,418

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(630,394)	(610,709)	(671,533)	(1,211,759)

Total dividends and distributions	(630,394)	(610,709)	(671,533)	(1,211,759)

INCREASE (DECREASE) IN NET ASSETS	24,961,469	(21,716,762)	19,385,628	(17,748,766)

NET ASSETS:
Beginning of year	$45,830,177	$67,546,939	$36,948,314	$54,697,080

End of year (including undistributed net investment income of $127,195, $175,874, $126,000 and $277,943, respectively)	$70,791,646	$45,830,177	$56,333,942	$36,948,314

CHANGES IN SHARES OUTSTANDING
Shares sold	3,781,334	8,530,402	3,437,719	10,406,162
Shares issued to holders in reinvestment of dividends	70,751	52,849	94,316	139,686
Shares redeemed	(3,400,284)	(8,410,471)	(4,659,346)	(8,564,241)

Net increase (decrease)	451,801	172,780	(1,127,311)	1,981,607

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced Fundamental Index® Small Company Growth Fund		Enhanced Fundamental Index® Small Company Value Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2010	Year Ended March 31, 2009

OPERATIONS:
Net investment income (loss)	$(2,474)	$(19,208)	$310	$68,294
Net realized gain (loss) on investment transactions	1,652,242	(3,308,536)	1,002,461	(2,593,564)
Change in unrealized appreciation (depreciation) on investments	5,949,489	(2,340,903)	4,368,275	(2,497,329)

Net increase (decrease) in net assets resulting from operations	7,599,257	(5,668,647)	5,371,046	(5,022,599)

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,273,047	15,292,704	3,034,857	11,270,413
Shares issued to holders in reinvestment of dividends	—	—	—	56,966
Shares redeemed	(9,421,747)	(11,634,256)	(6,402,256)	(6,403,312)

Net increase (decrease)	(3,148,700)	3,658,448	(3,367,399)	4,924,067

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(86,041)
Return of capital	—	—	—	(16,930)

Total dividends and distributions	—	—	—	(102,971)

INCREASE (DECREASE) IN NET ASSETS	4,450,557	(2,010,199)	2,003,647	(201,503)

NET ASSETS:
Beginning of year	$10,600,699	$12,610,898	$5,843,958	$6,045,461

End of year (including undistributed net investment income (loss) of ($2,091), $383, $889 and $579, respectively)	$15,051,256	$10,600,699	$7,847,605	$5,843,958

CHANGES IN SHARES OUTSTANDING
Shares sold	735,301	2,072,271	449,545	1,875,381
Shares issued to holders in reinvestment of dividends	—	—	—	12,043
Shares redeemed	(1,083,105)	(1,637,721)	(915,553)	(1,198,319)

Net increase (decrease)	(347,804)	434,550	(466,008)	689,105

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$ 5.67	$ 8.81	$ 9.62	$ 9.95	$ 9.20

Income from investment operations:
Net investment income (loss)	0.01	0.00	(0.01)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	2.75	(3.14)	(0.30)	(0.06)	0.78

Total from investment operations	2.76	(3.14)	(0.31)	(0.08)	0.75

Less distributions:
Dividends from net investment income	(0.01)	—	—	—	—
Dividends from net realized gains	—	— *	(0.50)	(0.25)	—
Return of capital	(0.01)	—	—	—	—

Total distributions	(0.02)	—	(0.50)	(0.25)	—

Net asset value, end of period	$ 8.41	$ 5.67	$ 8.81	$ 9.62	$ 9.95

Total return	48.60%	–35.63%	–3.88%	–0.80%	8.15	% (1)

Supplemental data and ratios:
Net assets, end of period	$207,928,223	$203,479,219	$649,307,452	$753,638,303	$653,921,538

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.46%	1.40%	1.33%	1.33%	1.35	%(2)
After expense reimbursement (recapture) and securities lending credit	1.41%	1.27%	1.28%	1.31%	1.32	%(2)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement, including (recapture)	0.09%	–0.15%	–0.15%	–0.27%	–0.38	%(2)
After expense reimbursement (recapture)	0.14%	–0.02%	–0.10%	–0.25%	–0.35	%(2)

Portfolio turnover rate	69.83%	98.67%	62.86%	142.66%	72.34%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$ 4.85	$ 9.85	$12.34	$11.77	$ 11.24

Income from investment operations:
Net investment income	0.10	0.19	0.15	0.14	0.07
Net realized and unrealized gains (losses) on investments	2.60	(4.99)	(1.55)	1.67	0.79

Total from investment operations	2.70	(4.80)	(1.40)	1.81	0.86

Less distributions:
Dividends from net investment income	(0.11)	(0.20)	(0.14)	(0.14)	(0.07)
Dividends from net realized gains	—	— *	(0.95)	(1.10)	(0.26)

Total distributions	(0.11)	(0.20)	(1.09)	(1.24)	(0.33)

Net asset value, end of period	$ 7.44	$ 4.85	$ 9.85	$12.34	$11.77

Total return	55.37%	–48.85%	–12.23%	15.32%	7.85	%(1)

Supplemental data and ratios:
Net assets, end of period	$200,627,939	$180,181,364	$574,388,589	$682,408,978	$660,129,983

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.44%	1.38%	1.33%	1.32%	1.36	%(2)
After expense reimbursement (recapture) and securities lending credit	1.40%	1.22%	1.28%	1.28%	1.30	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement, including (recapture)	1.27%	1.60%	1.16%	1.00%	0.86	%(2)
After expense reimbursement (recapture)	1.31%	1.76%	1.21%	1.04%	0.92	%(2)

Portfolio turnover rate	26.85%	58.45%	40.54%	30.25%	64.61%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$ 4.90	$ 8.05	$10.65	$10.60	$ 9.56

Income from investment operations:
Net investment loss	(0.04)	(0.06)	(0.09)	(0.07)	(0.06)
Net realized and unrealized gains (losses) on investments	2.81	(3.08)	(0.69)	0.56	1.95

Total from investment operations	2.77	(3.14)	(0.78)	0.49	1.89

Less distributions:
Dividends from net realized gains	—	(0.01)	(1.82)	(0.44)	(0.85)

Total distributions	—	(0.01)	(1.82)	(0.44)	(0.85)

Net asset value, end of period	$ 7.67	$ 4.90	$ 8.05	$10.65	$ 10.60

Total return	56.53%	–38.98%	–10.31%	4.84%	20.82	%(1)

Supplemental data and ratios:
Net assets, end of period	$40,250,186	$46,597,556	$126,534,805	$171,403,932	$215,514,988

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.65%	1.54%	1.44%	1.43%	1.43	%(2)
After expense reimbursement (recapture) and securities lending credit	1.50%	1.26%	1.29%	1.37%	1.38	%(2)

Ratio of net investment (loss) to average net assets
Before expense reimbursement, including (recapture)	–0.62%	–1.01%	–0.99%	–0.75%	–0.92	%(2)
After expense reimbursement (recapture)	–0.47%	–0.73%	–0.84%	–0.69%	–0.87	%(2)

Portfolio turnover rate	209.03%	219.24%	209.64%	213.08%	180.64%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$ 5.69	$ 9.24	$11.95	$14.41	$13.89

Income from investment operations:
Net investment income (loss)	0.01	0.08	0.08	0.31	(0.04)
Net realized and unrealized gains (losses) on investments	3.78	(3.56)	(2.36)	0.81	1.52

Total from investment operations	3.79	(3.48)	(2.28)	1.12	1.48

Less distributions:
Dividends from net investment income	— *	(0.07)	(0.08)	(0.31)	—
Dividends from net realized gains	—	—	(0.35)	(3.27)	(0.96)
Return of capital	(0.02)	— *	— *	—	—

Total distributions	(0.02)	(0.07)	(0.43)	(3.58)	(0.96)

Net asset value, end of period	$ 9.46	$ 5.69	$ 9.24	$11.95	$14.41

Total return	66.39%	–37.59%	–19.47%	7.63%	11.18	%(1)

Supplemental data and ratios:
Net assets, end of period	$42,649,488	$45,179,654	$99,548,384	$110,079,540	$185,589,680

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.67%	1.59%	1.48%	1.47%	1.55	%(2)
After expense reimbursement (recapture) and securities lending credit	1.59%	1.28%	1.40%	1.41%	1.53	%(2)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement, including (recapture)	–0.06%	0.58%	0.61%	1.68%	–0.45	%(2)
After expense reimbursement (recapture)	0.02%	0.89%	0.69%	1.75%	–0.43	%(2)

Portfolio turnover rate	52.31%	65.97%	127.62%	174.94%	72.42%

(1)	Not Annualized.
(2)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$ 5.80	$11.96	$14.73	$14.06	$11.79

Income from investment operations:
Net investment income (loss)	0.20	0.25	0.13	0.16	(0.01)
Net realized and unrealized gains
(losses) on investments	2.22	(6.26)	(0.44)	2.24	3.40

Total from investment operations	2.42	(6.01)	(0.31)	2.40	3.39

Less distributions:
Dividends from net investment
income	(0.21)	(0.07)	(0.14)	(0.18)	(0.15)
Dividends from net realized gains	—	(0.08)	(2.32)	(1.55)	(0.97)

Total distributions	(0.21)	(0.15)	(2.46)	(1.73)	(1.12)

Net asset value, end of period	$ 8.01	$ 5.80	$11.96	$14.73	$14.06

Total return	41.68%	–50.42%	–3.85%	17.65%	29.75	%(1)

Supplemental data and ratios:
Net assets, end of period	$269,621,569	$223,339,201	$681,622,030	$779,422,324	$612,288,218

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.53%	1.53%	1.43%	1.39%	1.38	%(2)
After expense reimbursement (recapture) and securities lending credit	1.53%	1.52%	1.42%	1.37%	1.34	%(2)

Ratio of net investment income
(loss) to average net assets
Before expense reimbursement, including (recapture)	2.01%	1.94%	0.87%	0.95%	–0.16	%(2)
After expense reimbursement (recapture)	2.01%	1.95%	0.88%	0.97%	–0.12	%(2)

Portfolio turnover rate	65.33%	144.98%	119.13%	89.16%	66.98%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$ 5.15	$13.83	$20.91	$18.46	$17.31

Income from investment operations:
Net investment income	0.19	0.15	0.43	0.16	0.33
Net realized and unrealized gains
(losses) on investments	4.96	(8.77)	(4.58)	3.84	3.27

Total from investment operations	5.15	(8.62)	(4.15)	4.00	3.60

Less distributions:
Dividends from net investment
income	(0.19)	(0.06)	(0.21)	(0.25)	(0.32)
Dividends from net realized gains	—	—	(2.68)	(1.30)	(2.13)
Return of capital	—	—	(0.04)	—	—

Total distributions	(0.19)	(0.06)	(2.93)	(1.55)	(2.45)

Net asset value, end of period	$10.11	$ 5.15	$13.83	$20.91	$18.46

Total return	100.30%	–62.46%	–19.74%	21.96%	22.94	%(1)

Supplemental data and ratios:
Net assets, end of period	$50,978,157	$46,181,678	$82,124,778	$117,462,121	$89,616,046

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.61%	1.69%	1.52%	1.49%	1.51	%(2)
After expense reimbursement (recapture) and securities lending credit	1.49%	1.49%	1.46%	1.46%	1.49	%(2)

Ratio of net investment income to
average net assets
Before expense reimbursement, including (recapture)	1.97%	2.52%	0.99%	0.67%	2.46	%(2)
After expense reimbursement (recapture)	2.09%	2.72%	1.05%	0.70%	2.48	%(2)

Portfolio turnover rate	78.39%	126.60%	81.59%	43.86%	41.09%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.27	$10.64	$10.92	$10.77	$11.01

Income from investment operations:
Net investment income	0.36	0.34	0.31	0.27	0.17
Net realized and unrealized gains
(losses) on investments	0.66	(0.37)	(0.28)	0.15	(0.24)

Total from investment operations	1.02	(0.03)	0.03	0.42	(0.07)

Less distributions:
Dividends from net investment
income	(0.35)	(0.34)	(0.31)	(0.27)	(0.17)
Dividends from net realized gains	—	—	—	—	—

Total distributions	(0.35)	(0.34)	(0.31)	(0.27)	(0.17)

Net asset value, end of period	$10.94	$10.27	$10.64	$10.92	$10.77

Total return	10.06%	–0.25%	0.28%	3.92%	–0.64	%(1)

Supplemental data and ratios:
Net assets, end of period	$195,328,951	$193,579,910	$257,440,133	$247,841,846	$213,170,198

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture)	1.30%	1.30%	1.23%	1.28%	1.29	%(2)
After expense reimbursement (recapture)	1.29%	1.29%	1.23%	1.28%	1.29	%(2)

Ratio of net investment income to
average net assets
Before expense reimbursement, including (recapture)	3.30%	3.09%	2.93%	2.53%	2.15	%(2)
After expense reimbursement (recapture)	3.31%	3.10%	2.93%	2.53%	2.15	%(2)

Portfolio turnover rate	57.44%	44.37%	66.26%	50.36%	14.61%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Period Ended March 31, 2006

Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$ 7.92	$ 9.20	$ 9.27	$ 9.11	$10.73

Income from investment operations:
Net investment income	0.33	0.41	0.41	0.38	0.34
Net realized and unrealized gains
(losses) on investments	1.17	(1.11)	(0.06)	0.15	(0.39)

Total from investment operations	1.50	(0.70)	0.35	0.53	(0.05)

Less distributions:
Dividends from net investment
income	(0.32)	(0.40)	(0.41)	(0.37)	(0.26)
Dividends from net realized gains	—	(0.18)	(0.01)	—	(0.08)
Return of Capital	—	—	—	—	(1.23)

Total distributions	(0.32)	(0.58)	(0.42)	(0.37)	(1.57)

Net asset value, end of period	$ 9.10	$ 7.92	$ 9.20	$ 9.27	$ 9.11

Total return	19.21%	–7.57%	3.87%	5.96%	–0.48	%(1)

Supplemental data and ratios:
Net assets, end of period	$547,963,751	$504,451,429	$804,085,918	$716,017,829	$612,841,433

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.28%	1.26%	1.18%	1.16%	1.19	%(2)
After expense reimbursement (recapture) and securities lending credit	1.25%	1.18%	1.13%	1.14%	1.16	%(2)

Ratio of net investment income to
average net assets
Before expense reimbursement, including (recapture)	3.71%	4.54%	4.37%	4.14%	3.43	%(2)
After expense reimbursement (recapture)	3.74%	4.62%	4.42%	4.16%	3.47	%(2)

Portfolio turnover rate	224.89%	261.77%	307.52%	280.55%	261.52%

(1)	Not Annualized.
(2)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental Index® Large Company Growth Fund				Enhanced Fundamental Index® Large Company Value Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008		Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008

Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$ 6.38	$ 9.63	$10.00		$ 4.39	$ 8.49	$10.00

Income from investment operations:
Net investment income	0.08	0.09	0.04		0.07	0.14	0.07
Net realized and unrealized gains
(losses) on investments	2.90	(3.26)	(0.38)		3.35	(4.10)	(1.53)

Total from investment operations	2.98	(3.17)	(0.34)		3.42	(3.96)	(1.46)

Less distributions:
Dividends from net investment income	(0.09)	(0.08)	(0.02)		(0.09)	(0.14)	(0.04)
Dividends from net realized gains	—	—	(0.01)		—	—	(0.01)

Total distributions	(0.09)	(0.08)	(0.03)		(0.09)	(0.14)	(0.05)

Net asset value, end of period	$ 9.27	$ 6.38	$ 9.63		$ 7.72	$ 4.39	$ 8.49

Total return	46.70%	–32.99%	–3.40	%(2)	78.09%	–46.83%	–14.73	%(2)

Supplemental data and ratios:
Net assets, end of period	$70,791,646	$45,830,177	$67,546,939		$56,333,942	$36,948,314	$54,697,080

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.50%	1.50%	1.82	%(3)	1.52%	1.51%	1.92	%(3)
After expense reimbursement (recapture) and before securities lending credit	1.25%	1.26%	1.22	%(3)	1.55%	1.40%	1.22	%(3)
After expense reimbursement (recapture) and securities lending credit	1.22%	1.22%	1.22	%(3)	1.22%	1.22%	1.22	%(3)

Ratio of net investment income to
average net assets
Before expense reimbursement (recapture)	0.70%	0.73%	0.28	%(3)	0.75%	2.03%	1.21	%(3)
After expense reimbursement (recapture)	0.98%	1.01%	0.88	%(3)	1.05%	2.32%	1.91	%(3)

Portfolio turnover rate	78.10%	98.22%	22.70%		83.43%	104.24%	7.67%

(1)	Commencement of operations.
(2)	Not Annualized.
(3)	Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental Index® Small Company Growth Fund				Enhanced Fundamental Index® Small Company Value Fund

	Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008		Year Ended March 31, 2010		Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008

Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$ 5.82	$ 9.10	$10.00		$ 4.13		$ 8.33	$10.00

Income from investment operations:
Net investment income (loss)	—	(0.01)	(0.01)		—		0.05	0.05
Net realized and unrealized gains
(losses) on investments	4.40	(3.27)	(0.87)		4.14		(4.17)	(1.67)

Total from investment operations	4.40	(3.28)	(0.88)		4.14		(4.12)	(1.62)

Less distributions:
Dividends from net investment income	—	—	—		—		(0.07)	(0.03)
Dividends from net realized gains	—	—	(0.02)		—		—	(0.02)
Return of Capital	—	—	—	*	—		(0.01)	—

Total distributions	—	—	(0.02)		—		(0.08)	(0.05)

Net asset value, end of period	$10.22	$ 5.82	$ 9.10		$ 8.27		$ 4.13	$ 8.33

Total return	75.60%	–36.04%	–8.80	%(2)	100.24%		–49.62%	–16.27	%(2)

Supplemental data and ratios:
Net assets, end of period	$15,051,256	$10,600,699	$12,610,898		$7,847,605		$5,843,958	$6,045,461

Ratio of expenses to average net assets
Before expense reimbursement and securities lending credit	1.85%	1.85%	3.55	%(3)	2.04%		2.15%	6.30	%(3)
After expense reimbursement and before securities lending credit	1.32%	1.36%	1.22	%(3)	1.51%		1.42%	1.22	%(3)
After expense reimbursement and securities lending credit	1.22%	1.22%	1.22	%(3)	1.22%		1.22%	1.22	%(3)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	–0.65%	–0.79%	–2.62%		–0.82	%(3)	0.06%	–3.72	%(3)
After expense reimbursement	–0.02%	–0.16%	–0.29	%(3)	0.00%		0.99%	1.36	%(3)

Portfolio turnover rate	90.34%	122.95%	11.86%		110.46%		112.49%	16.18%

(1)	Commencement of operations.
(2)	Not Annualized.
(3)	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2010

1.	Organization

AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with thirteen funds (the “Funds”). The following funds are diversified: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index® Large Company Growth Fund, AssetMark Enhanced Fundamental Index® Large Company Value Fund, AssetMark Enhanced Fundamental Index® Small Company Growth Fund, AssetMark Enhanced Fundamental Index® Small Company Value Fund, and AssetMark Enhanced Fundamental Index® International Equity Fund, which has not commenced operations as of the date of this Annual Report. The AssetMark Real Estate Securities Fund is non-diversified. Each fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Enhanced Fundamental Index® Funds commenced operations on August 9, 2007. The other eight Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principals (“GAAP”).

(a) Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on

NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term investments having a maturity of less than 60 days are valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

AssetMark Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$24,737,200	$—	$—	$24,737,200
Consumer Staples	24,790,604	—	—	24,790,604
Energy	10,656,134	—	—	10,656,134
Financials	15,115,521	—	—	15,115,521
Health Care	33,452,390	—	—	33,452,390
Industrials	25,588,235	—	—	25,588,235
Information Technology	67,729,843	—	—	67,729,843
Materials	5,770,118	—	—	5,770,118
Telecommunication Services	893,532	—	—	893,532
Utilities	1,546,140			1,546,140

Total Equity	210,279,717	—	—	210,279,717
Short Term Investments	3,131,418	—	—	3,131,418
Investments Purchased as Securities Lending Collateral	20,867,342	—	6,799,634	27,666,976

Total Investments in Securities	$234,278,477	$—	$6,799,634	$241,078,111

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2009	$8,138,893
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	2,161,612
Net sales	(3,500,871)
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$6,799,634

Change in unrealized appreciation during the period
for Level 3 investments held at March 31, 2010.	$2,161,612

AssetMark Funds NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2010

AssetMark Large Cap Value Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$13,322,249	$—	$—	$13,322,249
Consumer Staples	26,861,411	—	—	26,861,411
Energy	38,266,294	—	—	38,266,294
Financials	42,931,585	—	—	42,931,585
Health Care	28,090,551	—	—	28,090,551
Industrials	15,836,422	—	—	15,836,422
Information Technology	15,665,630	—	—	15,665,630
Materials	4,845,382	—	—	4,845,382
Telecommunication Services	6,858,922	—	—	6,858,922
Utilities	5,396,094	—	—	5,396,094

Total Equity	198,074,540	—	—	198,074,540
Short Term Investments	7,439,284	—	—	7,439,284
Investments Purchased as Securities Lending Collateral	22,040,879	—	6,234,228	28,275,107

Total Investments in Securities	$227,554,703	$—	$6,234,228	$233,788,931

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2009	$7,716,178
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	1,996,796
Net sales	(3,478,746)
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$6,234,228

Change in unrealized appreciation during the period for Level 3 investments held at March 31, 2010.	$1,996,796

AssetMark Funds NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2010

AssetMark Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$8,496,694	$—	$—	$8,496,694
Consumer Staples	1,196,596	—	—	1,196,596
Energy	1,649,438	—	—	1,649,438
Financials	3,382,980	—	—	3,382,980
Health Care	8,248,143	—	—	8,248,143
Industrials	5,804,235	—	—	5,804,235
Information Technology	9,522,688	—	—	9,522,688
Materials	2,706,899	—	—	2,706,899
Telecommunication Services	368,130	—	—	368,130

Total Equity	41,375,803	—	—	41,375,803
Short Term Investments	179,307	—	—	179,307
Investments Purchased as Securities Lending Collateral	9,711,488	—	1,661,804	11,373,292

Total Investments in Securities	$51,266,598	$—	$1,661,804	$52,928,402

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2009	$2,059,566
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	532,429
Net sales	(930,191)
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$1,661,804

Change in unrealized appreciation during the period for Level 3 investments held at March 31, 2010.	$532,429

AssetMark Funds NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2010

AssetMark Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$5,216,135	$—	$—	$5,216,135
Consumer Staples	1,181,500	—	—	1,181,500
Energy	4,139,813	—	—	4,139,813
Financials	14,378,895	—	—	14,378,895
Health Care	1,892,288	—	—	1,892,288
Industrials	4,477,851	—	—	4,477,851
Information Technology	4,555,335	—	—	4,555,335
Materials	4,077,746	—	—	4,077,746
Telecommunication Services	759,974	—	—	759,974
Utilities	2,432,683	—	—	2,432,683

Total Equity	43,112,220	—	—	43,112,220
Short Term Investments	645,606	—	—	645,606
Investments Purchased as Securities Lending Collateral	11,816,467	—	971,026	12,787,493

Total Investments in Securities	$55,574,293	$—	$971,026	$56,545,319

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2009	$1,350,476
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	319,747
Net sales	(699,197)
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$971,026

Change in unrealized appreciation during the period for Level 3 investments held at March 31, 2010.	$319,747

AssetMark Funds NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2010

AssetMark International Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Asia	$8,252,692	$77,271,591	$—	$85,524,283
Australia	—	15,323,492	—	15,323,492
Europe	—	158,692,446	—	158,692,446
North America	3,807,551	—	—	3,807,551
South America	2,448,432	—	—	2,448,432

Total Equity	14,508,675	251,287,529	—	265,796,204
Short Term Investments	3,710,512	—	—	3,710,512
Investments Purchased as Securities Lending Collateral	—	—	983,317	983,317

Total Investments in Securities	$18,219,187	$251,287,529	$983,317	$270,490,033

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2009	$1,319,989
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	320,999
Net sales	(657,671)
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$983,317

Change in unrealized appreciation during the period for Level 3 investments held at March 31, 2010.	$320,999

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

AssetMark Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total

Equity
Real Estate Investment Trusts	$50,319,229	$—	$—	$50,319,229

Total Equity	50,319,229	—	—	50,319,229
Short Term Investments	1,397,431	—	—	1,397,431
Investments Purchased as Securities Lending Collateral	9,476,631	—	914,484	10,391,115

Total Investments in Securities	$61,193,291	$—	$914,484	$62,107,775

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2009	$1,139,419
Accrued discounts/(amortization of premiums), net	—
Realized gain (loss)	—
Change in unrealized appreciation	293,348
Net sales	(518,283)
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$914,484

Change in unrealized appreciation during the period for Level 3 investments held at March 31, 2010.	$293,348

AssetMark Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Municipal Bonds	$—	$ 190,508,775	$ —	$190,508,775

Total Fixed Income	—	190,508,775	—	190,508,775
Short Term Investments	5,882,000	—	—	5,882,000

Total Investments in Securities	$5,882,000	$ 190,508,775	$ —	$196,390,775

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

AssetMark Core Plus Fixed Income Fund	Level 1	Level 2	Level 3	Total

Equity
Convertible Preferred Stock	119,177	—	—	119,177
Preferred Stock	746,464	796,801	—	1,543,265
Common Stock	2,368			2,368

Total Equity	868,009	796,801	—	1,664,810
Fixed Income
Asset Backed Securities	$—	$19,925,180	$479,376	$20,404,556
Collateralized Mortgage Obligations	—	69,024,240	912,193	69,936,433
Corporate Bonds	—	169,385,153	26,550	169,411,703
Mortgage Backed Securities - U.S. Government Agency	—	164,197,740	—	164,197,740
Municipal Bonds	—	6,523,498	—	6,523,498
Foreign Government Note/Bond	—	20,080,971	—	20,080,971
Supranational Obligation	—	6,939,439	—	6,939,439
U.S. Government Agency Issues	—	10,289,829	—	10,289,829
U.S. Treasury Obligations	—	66,027,856	—	66,027,856
Convertible Bond	—	1,594,531	—	1,594,531

Total Fixed Income	—	533,988,437	1,418,119	535,406,556
Short Term Investments	692,165	39,200,000	—	39,892,165
Investments Purchased as Securities Lending Collateral	38,996,393	—	7,018,422	46,014,815

Total Investments in Securities	$40,556,567	$573,985,238	$8,436,541	$622,978,346

Other Financial Instruments*
Forward Currency Contracts	$—	$30,272	$—	$30,272
Forward Sale Commitments and Securities Sold Short	—	(854,626)	—	(854,626)
Futures, net	28,491	—	—	28,491
Options Written	(13,731)	—	—	(13,731)

Total	$14,760	$(824,354)	$—	$(809,594)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, securities sold short, written options, forward currency contracts, and futures, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments, securities sold short and written options are reflected at the unrealized appreciation on the instrument. Forward sale commitments, securities sold short and written options are reflected at market value.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2009	$17,566,887
Accreted discounts, net	42,630
Realized loss	(1,356,663)
Change in unrealized appreciation	9,015,604
Net sales	(7,787,722)
Transfers in and/or (out) of Level 3	(9,044,196)

Balance as of March 31, 2010	$8,436,540

Change in unrealized appreciation during the period for Level 3 investments held at March 31, 2010.	$2,340,285

AssetMark Enhanced Fundamental Index® Large Company Growth Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$5,762,151	$—	$—	$5,762,151
Consumer Staples	8,081,720	—	—	8,081,720
Energy	3,913,216	—	—	3,913,216
Financials	9,969,567	—	—	9,969,567
Health Care	9,994,090	—	—	9,994,090
Industrials	6,932,808	—	—	6,932,808
Information Technology	15,274,241	—	—	15,274,241
Materials	1,886,752	—	—	1,886,752
Telecommunication Services	2,176,003	—	—	2,176,003
Utilities	1,143,535	—	—	1,143,535

Total Equity	65,134,083	—	—	65,134,083
Short Term Investments	5,112,400	—	—	5,112,400
Investments Purchased as Securities Lending Collateral	12,083,657	—	—	12,083,657

Total Investments in Securities	$82,330,140	$—	$—	$82,330,140

Other Financial Instruments*
Futures	$110,732	$—	$—	$110,732

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

AssetMark Enhanced Fundamental Index® Large Company Value Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$9,037,263	$—	$—	$9,037,263
Consumer Staples	6,007,953	—	—	6,007,953
Energy	8,551,130	—	—	8,551,130
Financials	8,676,408	—	—	8,676,408
Health Care	1,415,822	—	—	1,415,822
Industrials	6,819,205	—	—	6,819,205
Information Technology	1,852,315	—	—	1,852,315
Materials	2,679,915	—	—	2,679,915
Telecommunication Services	1,610,013	—	—	1,610,013
Utilities	4,918,512	—	—	4,918,512

Total Equity	51,568,536	—	—	51,568,536
Short Term Investments	4,298,080	—	—	4,298,080
Investments Purchased as Securities Lending Collateral	11,019,836	—	—	11,019,836

Total Investments in Securities	$66,886,452	$—	$—	$66,886,452

Other Financial Instruments*
Futures	$90,163	$—	$—	$90,163

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$2,123,845	$—	$—	$2,123,845
Consumer Staples	623,732	—	—	623,732
Energy	726,077	—	—	726,077
Financials	4,131,044	—	—	4,131,044
Health Care	1,275,789	—	—	1,275,789
Industrials	1,967,006	—	—	1,967,006
Information Technology	2,983,238	—	—	2,983,238
Materials	371,372	—	—	371,372
Telecommunication Services	178,577	—	—	178,577
Utilities	99,406	—	—	99,406

Total Equity	14,480,086	—	—	14,480,086
Short Term Investments	469,237	—	—	469,237
Investments Purchased as Securities Lending Collateral	5,124,065	—	—	5,124,065

Total Investments in Securities	$20,073,388	$—	$—	$20,073,388

Other Financial Instruments*
Futures	$3,607	$—	$—	$3,607

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

AssetMark Enhanced Fundamental Index® Small Company Value Fund

	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$1,780,887	$—	$—	$1,780,887
Consumer Staples	268,903	—	—	268,903
Energy	277,287	—	—	277,287
Financials	1,558,701	—	—	1,558,701
Health Care	409,172	—	—	409,172
Industrials	1,548,033	—	—	1,548,033
Information Technology	764,090	—	—	764,090
Materials	467,655	—	—	467,655
Telecommunication Services	108,034	—	—	108,034
Utilities	164,752	—	—	164,752

Total Equity	7,347,514	—	—	7,347,514
Short Term Investments	444,022	—	—	444,022
Investments Purchased as Securities Lending Collateral	2,259,561	—	—	2,259,561

Total Investments in Securities	$10,051,097	$—	$—	$10,051,097

Other Financial Instruments*
Futures	$3,130	$—	$—	$3,130

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

AssetMark Core Plus Fixed Income Fund

The Fund uses money market and fixed income derivatives contracts including futures, forwards, and options for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities. In general, the use of fixed income derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The investment results achieved by the use of fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund uses currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In addition, the use of currency derivatives

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives. The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract. In general the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value

Foreign Exchange Contracts—Forward Currency Contracts	Appreciation of forward foreign currency contracts	$30,272		—

Interest Rate Contracts—Futures*	Variation margin on futures contracts	271,345	Variation margin on futures contracts	$242,854

Interest Rate Contracts—Options		—	Options Written, at value	13,731

Total		$301,617		$256,585

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010

Amount of Realized Gain on Derivatives Recognized in Income

	Written Options	Futures	Forward Currency Contracts	Total

Interest Rate Contracts	$445,294	$1,896,226	—	$2,341,520
Foreign Exchange Contracts	—	—	$466,570	$ 466,570

Total	$445,294	$1,896,226	$466,570	$2,808,090

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Written Options	Futures	Forward Currency Contracts	Total

Interest Rate Contracts	$(95,887)	$(1,197,405)	—	$(1,293,292)
Foreign Exchange Contracts	—	—	$91,248	$91,248

Total	$(95,887)	$(1,197,405)	$91,248	$(1,202,044)

AssetMark Enhanced Fundamental Index® Large Company Growth Fund

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

Balance Sheet — Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value

Equity Contracts—Futures*	Variation margin on
	futures contracts	$110,732

Total		$110,732

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010

Amount of Realized Gain on Derivatives Recognized in Income			Change in Unrealized Depreciation on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$1,301,353	$1,301,353	Equity Contracts	$(23,696)	$(23,696)

Total	$1,301,353	$1,301,353	Total	$(23,696)	$(23,696)

AssetMark Enhanced Fundamental Index® Large Company Value Fund

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value

Equity Contracts—Futures*	Variation margin on
	futures contracts	$90,163

Total		$90,163

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010

Amount of Realized Gain on Derivatives Recognized in Income			Change in Unrealized Depreciation on Derivatives Recognized in Income

	Futures	Total		Futures	Total

Equity Contracts	$991,383	$991,383	Equity Contracts	$(10,239)	$(10,239)

Total	$991,383	$991,383	Total	$(10,239)	$(10,239)

AssetMark Funds NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2010

AssetMark Enhanced Fundamental Index® Small Company Growth Fund

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet—Values of Derivative Instruments as of March 31, 2010

Derivatives not accounted for as hedging instruments	Asset Derivatives

	Balance Sheet Location	Value
Equity Contracts—Futures*	Variation margin on
	futures contracts	$3,607

Total		$3,607
*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010

Amount of Realized Gain on Derivatives Recognized in Income			Change in Unrealized Depreciation on Derivatives Recognized in Income
	Futures	Total		Futures	Total
Equity Contracts	$364,731	$364,731	Equity Contracts	$ (45,402)	$ (45,402)
Total	$364,731	$364,731	Total	$ (45,402)	$ (45,402)

AssetMark Enhanced Fundamental Index® Small Company Value Fund

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of March 31, 2010

Derivatives not accounted for as hedging instruments	Asset Derivatives

	Balance Sheet Location	Value
Equity Contracts—Futures*	Variation margin on
	futures contracts	$3,130
Total		$3,130
*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

AssetMark Funds NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2010

Amount of Realized Gain on Derivatives Recognized in Income			Change in Unrealized Depreciation on Derivatives Recognized in Income
	Futures	Total		Futures	Total
Equity Contracts	$166,111	$166,111	Equity Contracts	$(6,583)	$(6,583)
Total	$166,111	$166,111	Total	$(6,583)	$(6,583)

Average Balance Information

The average monthly market value of purchased and written options during the year ended March 31, 2010 for the Core Plus Fixed Income Fund were $6,128 and ($113,935) respectively.

The average monthly notional amount of futures and forwards during the year ended March 31, 2010 for were as follows:

Long Positions	AssetMark Core Plus Fixed Income Fund	AssetMark Fundamental Index™ Large Company Growth Fund	AssetMark Fundamental Index™ Large Company Value Fund	AssetMark Fundamental Index™ Small Company Growth Fund	AssetMark Fundamental Index™ Small Company Value Fund

Futures	$149,823,115	$3,444,952	$2,523,793	$673,843	$345,797
Forwards	$4,752,526	$—	$—	$—	$—

Short Positions	AssetMark Core Plus Fixed Income Fund	AssetMark Fundamental Index™ Large Company Growth Fund	AssetMark Fundamental Index™ Large Company Value Fund	AssetMark Fundamental Index™ Small Company Growth Fund	AssetMark Fundamental Index™ Small Company Value Fund

Futures	$(40,607,921)	$—	$—	$—	$—
Forwards	$(628,719)	$—	$—	$—	$—

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Funds NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2010

(b)	Subsequent Events Evaluation

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated financial statement disclosures and/or adjustments. The corporate paydown securities denoted as illiquid in the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, and AssetMark Core Plus Fixed Income Fund were liquidated on April 29, 2010 and are no longer held in each of the Funds’ portfolios.

(c)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements at March 31, 2010.

(d)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(f)	Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(g)	Expenses

Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(h)

Security Transactions and Income Recognition Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily.

AssetMark Funds NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2010

Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(i)	Distributions to shareholders

The Funds, with the exception of the Tax-Exempt Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(j)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

As of March 31, 2010, the Core Plus Fixed Income Fund has entered into written call options, for which sufficient collateral was set aside, as disclosed in the Schedule of Investments.

Futures

Each actively managed Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. Each Enhanced Fundamental Index® Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

its assets in common stock in a cost effective manner in accordance with its principal investment strategies. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Core Plus Fixed Income Fund may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Plus Fixed Income Fund may also purchase and write call and put options on such future contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Core Plus Fixed Income Fund may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Plus Fixed Income Fund may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

During the period ended March 31, 2010, the Funds had no open or outstanding swap contracts.

(k)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(l)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respected transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(m)	Restricted and Illiquid Securities
Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase,

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(n)	Auction Rate Securities

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this progress is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities. Neither Fund was invested in any auction rate securities at March 31, 2010.

(o)	Short Sales

Although not currently part of any of the Funds’ investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

	(p)	Trustee and Other Compensation

For their services as Trustees of the Trust, the Independent Trustees receive a retainer fee of $45,000 per year and $4,500 per in person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Lead Independent Trustee receives an additional retainer fee of $10,000 per year. The Audit Committee Chair receives an additional retainer fee of $5,000 per year. Telephonic meeting fees are determined according to the length of the meeting as follows: $2,000 for one to two hours, $3,000 for two to three hours and $4,000 for three hours or longer. The “interested persons” who serve as Trustees of the Trust receive no compensation from the Trust for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trust who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

Enhanced Fundamental Index® Large Company Growth Fund	0.75%
Enhanced Fundamental Index® Large Company Value Fund	0.75%
Enhanced Fundamental Index® Small Company Growth Fund	0.75%
Enhanced Fundamental Index® Small Company Value Fund	0.75%

In addition, the Trust and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion, and (2) waive portions of its advisory fee monthly on aggregate average assets of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund in excess of $2.5 billion to pass on certain savings in the underlying sub-advisory fee arrangements.

The Trust and Advisor have also entered into an Expense Waiver and Reimbursement Agreement under which the Advisor has agreed to waive, through July 31, 2010, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (net of securities lending credit) do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Enhanced Fundamental Index® Large Company Growth Fund	1.22%

Enhanced Fundamental Index® Large Company Value Fund	1.22%
Enhanced Fundamental Index® Small Company Growth Fund	1.22%
Enhanced Fundamental Index® Small Company Value Fund	1.22%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. As of March 31, 2010, the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, and Core Plus Fixed Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving expenses in the Tax-Exempt Fixed Income Fund, Enhanced Fundamental Index® Large Company Growth Fund, Enhanced Fundamental Index® Large Company Value Fund, Enhanced Fundamental Index® Small Company Growth Fund and Enhanced Fundamental Index® Small Company Value Fund to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2011	Year of Expiration 03/31/2012	Year of Expiration 03/31/2013

Tax-Exempt Fixed Income Fund	$—	$26,066	$32,625
Enhanced Fundamental Index® Large Company Growth Fund	132,884	162,651	150,369
Enhanced Fundamental Index® Large Company Value Fund	20,406	77,621	66,824

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

		Year of Expiration 03/31/2011	Year of Expiration 03/31/2012	Year of Expiration 03/31/2013

	Enhanced Fundamental Index® Small Company Growth Fund	85,646	59,941	76,154
	Enhanced Fundamental Index® Small Company Value Fund	79,554	50,363	46,323

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor, not the Fund, compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Fund’s shares and servicing of the Fund’s shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the Genworth Financial Wealth Management Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided that facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds.

Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the actively managed Funds entered into a collective securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Effective September 17, 2008, the Enhanced Fundamental Index® Funds entered into a collective securities lending arrangement with the custodian. Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. A portion of the fee to be paid to the Custodian in the fiscal year ended March 31, 2010 was waived.

As of March 31, 2010, the Funds (excluding the International Equity Fund and Tax-Exempt Fixed Income Fund) had loaned securities which were

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending offset.

As of March 31, 2010, the values of securities loaned and collateral received were as follows:

	Value of Securities Loaned	Payable for Collateral on Securities Loaned	Collateral Excess (Deficit) due to (from) Securities Lending Agent	Cost of Securities Purchased as Securities Lending Collateral	Unrealized Depreciation	Value of Securities Purchased as Securities Lending Collateral

Large Cap
Growth Fund	$28,188,619	$29,108,406	$4,097,950	$33,206,356	$(5,539,380)	$27,666,976
Large Cap
Value Fund	29,707,432	30,745,404	2,634,387	33,379,791	(5,104,684)	28,275,107
Small/Mid Cap
Growth Fund	13,035,057	13,546,811	(812,528)	12,734,283	(1,360,991)	11,373,292
Small/Mid Cap
Value Fund	15,709,513	16,483,103	(2,885,357)	13,597,746	(810,253)	12,787,493
International
Equity Fund	—	—	1,798,972	1,798,972	(815,655)	983,317
Real Estate
Securities Fund	12,623,115	13,219,202	(2,078,522)	11,140,680	(749,565)	10,391,115
Core Plus Fixed
Income Fund	53,203,166	54,397,100	(2,754,902)	51,642,198	(5,627,383)	46,014,815
Enhanced Fundamental
Index® Large
Company Growth Fund	11,619,048	12,083,657	—	12,083,657	—	12,083,657
Enhanced Fundamental
Index® Large
Company Value Fund	10,397,156	11,019,836	—	11,019,836	—	11,019,836
Enhanced Fundamental
Index® Small
Company Growth Fund	4,838,150	5,124,065	—	5,124,065	—	5,124,065
Enhanced Fundamental
Index® Small
Company Value Fund	1,843,901	2,259,561	—	2,259,561	—	2,259,561

	$181,165,157	$187,987,145	$—	$187,987,145	$(20,007,911)	$167,979,234

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2010 are summarized below.

	Purchases	Sales

Large Cap Growth Fund	$159,020,042	$243,886,731
Large Cap Value Fund	56,311,267	125,965,534
Small/Mid Cap
Growth Fund	105,255,214	133,225,187
Small/Mid Cap Value Fund	26,962,239	55,380,709
International Equity Fund	165,281,519	204,316,535
Real Estate Securities Fund	28,673,818	50,299,320
Tax-Exempt Fixed
Income Fund	106,166,458	116,106,527
Core Plus Fixed
Income Fund*	1,165,315,870	1,227,680,903
Enhanced Fundamental
Index® Large Company
Growth Fund	45,986,631	43,308,102
Enhanced Fundamental
Index® Large Company
Value Fund	38,434,020	46,380,191
Enhanced Fundamental
Index® Small Company
Growth Fund	12,090,533	14,890,017
Enhanced Fundamental
Index® Small Company
Value Fund	8,453,285	11,691,694

*	Included in these amounts were $199,012,777 of purchases and $146,822,134 of sales of U.S. Government Securities.

8. Option Contracts Written

The premium amount and number of option contracts written during the year ended March 31, 2010 in the Core Plus Fixed Income Fund, were as follows:

	Amount of Premiums	Number of Contracts

Outstanding at 3/31/09	$(182,450)	(85)
Options written	(741,227)	(1,299)
Options expired	87,682	242
Options exercised	—	—
Options closed	824,935	1,122

Outstanding at 3/31/10	$(11,060)	(20)

9. Other Tax Information

Net Investment Income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses, foreign currency, sales of partnerships, paydowns and return of capital. On the Statement of Assets & Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock

Large Cap
Growth
Fund	$(2,031)	$2,031	$—
Large Cap
Value Fund	(58)	58	—
Small/Mid
Cap Growth
Fund	188,935	175,841	(364,776)
Small/Mid
Cap Value
Fund	—	—	—
International
Equity
Fund	(1,134,579)	1,134,579	—
Real Estate
Securities
Fund	28,360	(28,360)	—
Tax-Exempt
Fixed
Income
Fund	—	—	—
Core Plus
Fixed
Income
Fund	987,642	(987,641)	(1)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock

Enhanced
Fundamental
Index®
Large
Company
Growth
Fund	102	(102)	—
Enhanced
Fundamental
Index®
Large
Company
Value
Fund	—	—	—
Enhanced
Fundamental
Index®
Small
Company
Growth
Fund	2,294	—	(2,294)
Enhanced
Fundamental
Index®
Small
Company
Value
Fund	1,432	212	(1,644)

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

	Capital losses expiring:

	3/31/12	3/31/13	3/31/14	3/31/15	3/31/16	3/31/17	3/31/18

Large Cap Growth
Fund	—	—	—	—	—	$(46,208,208)	$(59,171,144)
Large Cap Value
Fund	—	—	—	—	—	(55,440,627)	(146,948,668)
Small/Mid Cap
Growth Fund	—	—	—	—	—	(12,388,825)	(10,611,067)
Small/Mid Cap
Value Fund	—	—	—	—	—	(23,189,121)	(12,877,160)
International Equity
Fund	—	—	—	—	—	(85,366,736)	(139,582,037)
Real Estate Securities
Fund	—	—	—	—	—	—	(7,762,765)
Tax-Exempt Fixed
Income Fund	$(16,163)	$(128,240)	$(10,395)	$(573,575)	$(1,190,258)	(3,325,230)	(2,354,785)
Core Plus Fixed
Income Fund	—	—	—	—	—	—	(3,523,058)
Enhanced Fundamental
Index® Large Company
Growth Fund	—	—	—	—	—	(9,014,711)	(10,963,181)
Enhanced Fundamental
Index® Large Company
Value Fund	—	—	—	—	—	(11,944,558)	(12,646,580)
Enhanced Fundamental
Index® Small Company
Growth Fund	—	—	—	—	—	(1,103,169)	(106,012)
Enhanced Fundamental
Index® Small Company
Value Fund	—	—	—	—	—	(879,255)	(547,558)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

Additionally, at March 31, 2010, the Funds deferred on a tax basis post-October 2009 losses as follows:

Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	$385,542
International Equity Fund	—
Real Estate Securities Fund	—
Tax-Exempt Fixed Income Fund	—
Core Plus Fixed Income Fund	174,771
Enhanced Fundamental Index® Large
Company Growth Fund	—
Enhanced Fundamental Index® Large
Company Value Fund	—
Enhanced Fundamental Index® Small
Company Growth Fund	—
Enhanced Fundamental Index® Small
Company Value Fund	212

The tax components of distributions paid during the fiscal years ended March 31, 2010 and March 31, 2009 are as follows:

	Year Ended March 31, 2010

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap
Growth Fund	$312,348	—	$124,389
Large Cap
Value Fund	3,205,994	—	—
Small/Mid Cap
Growth Fund	—	—	—
Small/Mid Cap
Value Fund	10,573	—	$121,608
International
Equity Fund	6,512,687	—	—
Real Estate
Securities Fund	744,733	—	—
Tax-Exempt Fixed
Income Fund*	6,165,984	—	—
Core Plus Fixed
Income Fund	19,828,054	—	—

	Year Ended March 31, 2010

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Enhanced
Fundamental
Index® Large
Company
Growth Fund	$630,394	—	—
Enhanced
Fundamental
Index® Large
Company
Value Fund	671,533	—	—
Enhanced
Fundamental
Index® Small
Company
Growth Fund	—	—	—
Enhanced
Fundamental
Index® Small
Company
Value Fund	—	—	—

*	Contains $6,036,958 of tax-exempt income for year ended 3/31/2010.

	Year Ended March 31, 2009

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap
Growth Fund	$41,523	—	—
Large Cap
Value Fund	8,006,993	$ 3,926	—
Small/Mid Cap
Growth Fund	—	132,673	—
Small/Mid Cap
Value Fund	629,649	—	$31,146

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

	Year Ended March 31, 2009

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

International
Equity Fund	$2,924,385	$3,267,351	—
Real Estate
Securities Fund	543,149	—	—
Tax-Exempt Fixed
Income Fund*	7,125,080	—	—
Core Plus Fixed
Income Fund	31,691,278	8,060,419	—
Enhanced
Fundamental
Index® Large
Company
Growth Fund	610,544	165	—
Enhanced
Fundamental
Index® Large
Company
Value Fund	1,211,740	19	—
Enhanced
Fundamental
Index® Small
Company
Growth Fund	—	—	—
Enhanced
Fundamental
Index® Small
Company
Value Fund	86,041	—	16,930

*	Contains $7,125,080 of tax-exempt income for year ended 3/31/2009.

The Core Plus Fixed Income Fund and Real Estate Securities Fund had additional earnings and profits of $388,073 and $1,276,355, respectively, distributed to shareholders on redemptions. The Funds designated as long-term capital gain and ordinary income dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain and ordinary income to zero for the tax year ended 3/31/2009.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010

At March 31, 2010 the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund	Real Estate Securities Fund

Cost of
Investments	211,153,853	206,388,880	47,353,352	49,434,223	247,100,579	50,692,051
Gross Unrealized
Appreciation	41,955,093	39,940,538	6,494,321	9,128,890	39,615,222	15,571,885
Gross Unrealized
Depreciation	(12,030,835)	(12,540,463)	(919,271)	(2,017,794)	(16,225,768)	(4,156,161)

Net Unrealized
Appreciation
(Depreciation)	29,924,258	27,400,075	5,575,050	7,111,096	23,389,454	11,415,724

Undistributed
Tax-Exempt
Ordinary Income	—	—	—	—	—	—
Undistributed
Ordinary Income	—	592,543	—	—	4,263,692	35,538
Undistributed
Long-Term
Cap Gains	—	—	—	—	—	—

Total Distributable
Earnings	—	592,543	—	—	4,263,692	35,538

Other Accumulated
Losses	(105,379,352)	(202,389,295)	(22,999,892)	(36,522,685)	(225,112,737)	(7,762,765)

Total Accumulated
Earnings (Losses)	(75,455,094)	(174,396,677)	(17,424,842)	(29,411,589)	(197,459,591)	3,688,497

Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund	Enhanced Fundamental Index® Large Company Growth Fund	Enhanced Fundamental Index® Large Company Value Fund	Enhanced Fundamental Index® Small Company Growth Fund	Enhanced Fundamental Index® Small Company Value Fund

191,397,708	610,071,219	74,478,513	58,609,205	17,709,608	8,874,824

7,325,337	17,763,937	10,900,518	10,998,694	3,208,516	1,766,610

(2,332,270)	(44,056,810)	(3,048,891)	(2,721,447)	(844,736)	(590,337)

4,993,067	(26,292,873)	7,851,627	8,277,247	2,363,780	1,176,273

192,537	—	—	—	—	—

25,873	2,320,001	127,297	126,000	—	—

—	—	—	—	—	—

218,410	2,320,001	127,297	126,000	—	—

(7,598,646)	(3,637,511)	(19,977,892)	(24,591,138)	(1,209,181)	(1,427,025)

(2,387,169)	(27,610,383)	(11,998,968)	(16,187,891)	1,154,599	(250,752)

AssetMark Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of the AssetMark Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small Mid/Cap Growth Fund, AssetMark Small Mid/Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index Large Company Growth Fund, AssetMark Enhanced Fundamental Index Large Company Value Fund, AssetMark Enhanced Fundamental Index Small Company Growth Fund, and AssetMark Enhanced Fundamental Index Small Company Value Fund as of March 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for the two years then ended, and the financial highlights for each of the periods presented in the four year period then ended. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2006, were audited by other auditors whose report dated May 26, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small Mid/Cap Growth Fund, AssetMark Small Mid/Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index Large Company Growth Fund, AssetMark Enhanced Fundamental Index Large Company Value Fund, AssetMark Enhanced Fundamental Index Small Company Growth Fund, and AssetMark Enhanced Fundamental Index Small Company Value Fund as of March 31, 2010, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

[Signed] KPMG LLP

Milwaukee, WI
May 28, 2010

AssetMark Funds
ADDITIONAL INFORMATION
March 31, 2010

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Core Fixed Income Fund, Enhanced Fundamental Index® Large Company Growth Fund and Enhanced Fundamental Index® Large Company Value Fund designated 100%, 100%, 100%, 0%, 0%, 0%, 100% and 100%, respectively, of dividends during the fiscal year ended March 31, 2010, as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Core Plus Fixed Income Fund, Enhanced Fundamental Index® Large Company Growth Fund and Enhanced Fundamental Index® Large Company Value Fund designated 100%, 100%, 100%, 100%, 1%, 0%, 100% and 100%, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2010, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit Pass Through (Unaudited)

For the year ended March 31, 2010, the International Equity Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid

Australia	$816,312	—
Brazil	56,427	—
Canada	5,818	$872
China	102,638	10,264
Czech	130,591	19,589
Denmark	19,897	2,985
Finland	61,927	9,289
France	1,649,199	247,380
Germany	999,870	134,029
Hong Kong	164,918	—
Indonesia	5,861	879
Israel	12,381	1,977
Italy	149,979	22,497
Japan	858,859	60,120
Korea	16,928	2,793
Luxembourg	54,441	8,166
Netherlands	598,136	89,721
Singapore	384,190	—
Spain	828,411	124,262
Sweden	152,969	22,945
Switzerland	790,724	118,609
Taiwan	250,141	50,132
United Kingdom	2,169,694	—

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2010

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Independent Trustees

R. Thomas DeBerry	Trustee	Indefinite Term	Retired, President, DeBerry Consulting	13	None
c/o Genworth Financial		since January	(a securities consulting firm)
Wealth Management, Inc.		2001.	(1998-present).
2300 Contra Costa
Boulevard Ste 600
Pleasant Hill, CA 94523
Year of Birth: 1941

William J. Klipp	Trustee	Indefinite Term	Retired; President and Chief Operating	13	Trustee of
c/o Genworth Financial		since January	Officer, Charles Schwab Investment		Adelante
Wealth Management, Inc.		2001, Lead	Management, Inc. and Executive Vice		Funds
2300 Contra Costa		Independent	President, Schwab Funds (1993-1999).		(2000-present).
Boulevard Ste 600		Trustee since
Pleasant Hill, CA 94523		May 2007.
Year of Birth: 1955

Leonard H. Rossen	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	13	None
c/o Genworth Financial		since January	consulting firm) (1999-present).
Wealth Management, Inc.		2001.
2300 Contra Costa
Boulevard Ste 600
Pleasant Hill, CA 94523
Year of Birth: 1932

Dennis G. Schmal	Trustee	Indefinite Term	Self-employed consultant	13	Trustee, Grail
c/o Genworth Financial		since July 2007.	(2003-present).		Advisors ETF Trust
Wealth Management, Inc.					(2009-present);
2300 Contra Costa					Trustee, Wells Fargo
Boulevard Ste 600					Multi-Strategy 100
Pleasant Hill, CA 94523					Fund (closed-end
Year of Birth: 1947					hedge fund) (2008-
present); Director/
Chairman, Pacific
Metrics Corp.
(Educational
Services) (2005-
present); Director,
Varian Semiconductor
Equipment Associates,
Inc. (2004-present);
Director, Merriman
Curhan Ford Group,
Inc. (Financial
Services) (2003-
present).

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2010

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Interested Trustees
Ronald Cordes*	Chairperson,	Indefinite Term	Principal, Genworth Financial Wealth	13	ThinkImpact (non-profit
Genworth Financial	Trustee	since January	Management (“GFWM”) (1994-present);		organization) (2010-
Wealth Management, Inc.		2001.	President, AssetMark Funds (2001-2008).		present); Transfair, USA
2300 Contra Costa					(non-profit organization)
Boulevard Ste 600					(2010-present); Sarona
Pleasant Hill, CA 94523					Frontier General Partner,
Year of Birth: 1959					Inc. (investment fund)
(2010-present); Microvest
Fund I, Investment
Committee (investment
fund) (2009-present);
University of the Pacific
(2009-present); East Bay
Community Foundation
(2007-present); Katalysis
Bootstrap Fund (non-
profit organization)
(2005-present); Boys and
Girls Clubs of Oakland
(2002-present).

Officers
Carrie E. Hansen	President	Renewed	President, Genworth Financial Asset	N/A	N/A
Genworth Financial		1-Year Term	Management (“GFAM”) Funds (2008-
Wealth Management, Inc.		since 2007	present) and Genworth Variable Insurance
2300 Contra Costa			Trust (“GVIT”) (2008-present); Senior Vice
Boulevard Ste 600			President and Chief Operations Officer,
Pleasant Hill, CA 94523			GFWM (2008-present); Chairman, Genworth
Year of Birth: 1970			Financial Trust Company (2008-present);
Senior Vice President and Managing
Director, AssetMark Funds (2007-2008);
Treasurer and Chief Compliance Officer,
GFAM Funds (2007-2008); Chief Compliance
Officer, AssetMark Funds (2005-2008);
Treasurer, AssetMark Funds (2001-2008);
Senior Vice President, Chief Financial Officer
and Chief Compliance Officer, GFWM,
formerly, AssetMark Investment Services,
Inc. (2004-2007).
Deborah Djeu	Vice President,	Renewed	Vice President, Chief Compliance Officer	N/A	N/A
Genworth Financial	Chief	1-Year Term	and AML Compliance Officer, GFAM Funds
Wealth Management, Inc.	Compliance	since May	(2008-present) and GVIT (2008-present);
2300 Contra Costa	Officer and	2008	Deputy Chief Compliance Officer, AssetMark
Boulevard Ste 600	AML		Funds (2007-2008); Compliance Manager,
Pleasant Hill, CA 94523	Compliance		GE Money (2006-2007); Vice President,
Year of Birth: 1962	Officer		Wells Fargo Investments LLC (2004-2006).

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2010

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Starr E. Frohlich	Vice	Since	Vice President and Treasurer, GFAM	N/A	N/A
Genworth Financial	President,	2010	Funds and GVIT (2010-present);
Wealth Management, Inc.	Treasurer		Director of Fund Administration, GFWM
2300 Contra Costa			(2010-present); Vice President, U.S.
Boulevard Ste 600			Bancorp Fund Services, LLC (1997-2010).
Pleasant Hill, CA 94523
Year of Birth: 1972

Chris Villas-Chernak	Deputy Chief	Renewed	Secretary, GFAM Funds (2009-present);	N/A	N/A
Genworth Financial	Compliance	1-Year Term	Deputy Chief Compliance Officer, Secretary,
Wealth Management, Inc.	Officer,	since September	GVIT (2008-present); Senior Compliance
2300 Contra Costa	Secretary	2006	Officer, Genworth Financial Wealth
Boulevard Ste 600			Management, Inc., (2005-2009); Fund
Pleasant Hill, CA 94523			Administration & Compliance Manager,
Year of Birth: 1968			GFWM, formerly, AssetMark Investment
Services, Inc. (2004-2005); Fund
Administration & Compliance Specialist,
GFWM, formerly, AssetMark Investment
Services, Inc. (2002-2004).

*	Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, D.C. 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

6.	Statement Regarding the Basis for Approval of Sub-Advisory Agreement (Unaudited)

During the six-month period ended March 31, 2010, the Board of Trustees (the “Board” or the “Trustees”) of AssetMark Funds (the “Trust”) approved a new sub-advisory agreement between the Trust’s investment advisor, Genworth Financial Wealth Management, Inc. (the “Advisor”), on behalf of one of the Trust’s series, the AssetMark Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”).

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2010

At a meeting held on January 29, 2010, the Board considered and approved a new sub-advisory agreement between Advisory Research, Inc. (“ARI”) and the Advisor, on behalf of the Small/Mid Cap Value Fund, in the expectation that ARI, a current sub-advisor of the Small/Mid Cap Value Fund, would undergo a change in ownership during the first calendar quarter of 2010. Specifically, it was anticipated that ARI would be acquired by the Piper Jaffray Companies, a Minneapolis-based investment bank and investment securities firm (the “Transaction”), which would constitute an assignment of, and result in the termination of, the existing sub-advisory agreement under its terms. The terms of the proposed new sub-advisory agreement with ARI, other than the date, were identical in all respects to the sub-advisory agreement that had been considered and approved by the Board at the meeting held on May 20, 2009 (the “Existing Sub-Advisory Agreement”), and that was currently in effect. In order to permit ARI to continue to provide investment advisory services to the Small/Mid Cap Value Fund following the Transaction, the Board considered and approved a new sub-advisory agreement for the Small/Mid Cap Value Fund at the meeting held on January 29, 2010 (the “New ARI Sub-Advisory Agreement”), to become effective following the Transaction. The New ARI Sub-Advisory Agreement was not submitted to a vote of shareholders, in accordance with the terms of an exemptive order that the Advisor and the Funds have received from the U.S. Securities and Exchange Commission.

The Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Funds’ portfolios. Under this structure, the Advisor is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board is engaged in monitoring this process in connection with meetings held throughout the year and, under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The material factors considered and the conclusions that formed the basis of the Board’s approval of the New ARI Sub-Advisory Agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. In deciding to approve the New ARI Sub-Advisory Agreement, the Trustees did not identify any particular information or any single factor or conclusion that was controlling.

Materials Reviewed and the Review Process

In considering the approval of the New ARI Sub-Advisory Agreement for the Small/Mid Cap Value Fund, the Board was able to draw on its knowledge of the Trust, the Fund and the Advisor, as well as ARI. At the meeting held on May 20, 2009, the Board had considered the approval of the Existing Sub-Advisory Agreement with ARI, and had considered the nature, extent and quality of services provided by ARI, ARI’s investment performance with regard to the management of its portion of the Small/Mid Cap Value Fund, and the relevant sub-advisory fees.

The Board reviewed a copy of the New ARI Sub-Advisory Agreement. The Board considered that the New ARI Sub-Advisory Agreement provided for the same services and fees as the Existing Sub-Advisory Agreement, and, most importantly, that the New ARI Sub-Advisory Agreement was in all respects identical to the Existing Sub-Advisory Agreement, except for the effective date. Given that the services and fees provided under the New ARI Sub-Advisory Agreement were identical to the services and fees under the Existing Sub-Advisory Agreement, the Board’s deliberations at the meeting held on May 20, 2009, when the Existing Sub-Advisory Agreement was approved, remained relevant.

At a meeting held on January 29, 2010, the Trustees considered and reached conclusions on a number of factors in making the decision to approve the New ARI Sub-Advisory Agreement. The Trustees reviewed the nature, extent and quality of the services to be provided to the Small/Mid Cap Value Fund by ARI. The Trustees considered ARI’s investment management process, including (i) the experience and capability of ARI’s management and other personnel; (ii) the financial position of ARI; (iii) the quality and commitment of the ARI’s regulatory and legal compliance policies,

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2010

procedures and systems; and (iv) ARI’s brokerage practices. The Trustees also considered the Advisor’s favorable assessment as to the nature, extent and quality of the sub-advisory services expected to be provided by ARI. Based on their review and consideration of the foregoing information, the Trustees concluded that the nature, extent and quality of the services to be provided by ARI would likely benefit the Small/Mid Cap Value Fund and its shareholders. The Trustees also considered ARI’s performance record in managing the Small/Mid Cap Value Fund, and concluded that ARI’s continued management would benefit the Fund and its shareholders. The Trustees also considered the proposed fee schedule for ARI, and concluded that the sub-advisory fees to be paid to ARI are reasonable and that the Fund and its shareholders receive reasonable value in return for those fees. Based on their evaluation of the relevant factors, the Board, including the independent Trustees, concluded that each of the factors discussed above favored approval of the New ARI Sub-Advisory Agreement.

The Advisor recommended the approval of the New ARI Sub-Advisory Agreement, pursuant to which ARI would continue to serve as a sub-advisor of the Small/Mid Cap Value Fund following the Transaction. The approval of the New ARI Sub-Advisory Agreement was recommended by the Advisor because, among other factors, (i) the Transaction was not expected to have a material effect on the nature, extent or quality of the services provided by ARI to the Small/Mid Cap Value Fund; (ii) the ARI personnel who have been responsible for managing ARI’s allocated portion of the Small/Mid Cap Value Fund would continue to serve in their respective capacities following the Transaction; and (iii) the terms of the New ARI Sub-Advisory Agreement were identical, in all respects other than the effective date, to the Existing Sub-Advisory Agreement that was approved by the Board at the meeting held on May 20, 2009, as described above.

The Board considered that the Transaction was expected to result in a change of control of ARI, and hence, the assignment and termination of the Existing Sub-Advisory Agreement between ARI and the Advisor, on behalf of the Small/Mid Cap Value Fund. Because of the anticipated assignment and resulting termination of the Existing Sub-Advisory Agreement with ARI, the Trustees, and by a separate vote, the independent Trustees, approved the New ARI Sub-Advisory Agreement between the Advisor and ARI, to become effective following the Transaction.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including all of the independent Trustees, with the assistance of independent counsel, concluded that the approval of the New ARI Sub-Advisory Agreement was in the best interests of the Small/Mid Cap Value Fund and its shareholders, and approved the New ARI Sub-Advisory Agreement with respect to the Small/Mid Cap Value Fund.

ASSETMARK FUNDS

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund
AssetMark Enhanced Fundamental Index® Large Company Growth Fund
AssetMark Enhanced Fundamental Index® Large Company Value Fund
AssetMark Enhanced Fundamental Index® Small Company Growth Fund
AssetMark Enhanced Fundamental Index® Small Company Value Fund

Investment Advisor
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor Capital Brokerage Corporation	Annual Report
(dba Genworth Financial Brokerage Corporation in Indiana)	March 31, 2010
6620 West Broad Street Building 2
Richmond, VA 23230
Member FINRA

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report that apply to the registrant’s principal executive officer or principal financial officer. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report to the registrant’s principal executive officer or principal financial officer.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended March 31, 2010, the registrant’s principal accountant billed the registrant $285,029 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended March 31, 2009, the registrant’s principal accountant billed the registrant $289,380 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

None.

(c) Tax Fees

For the fiscal year ended March 31, 2010, the registrant’s principal accountant billed the registrant $51,000 for professional services rendered for tax compliance, tax advice and tax planning.

For the fiscal year ended March 31, 2009, the registrant’s principal accountant billed the registrant $57,720 for professional services rendered for tax compliance, tax advice and tax planning.

1

(d) All Other Fees

None.

(e)(1)

The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements. The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

(e)(2)

There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2010 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2010 and March 31, 2009, was $0 and $0, respectively.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AssetMark Funds

By	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	5/27/2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	5/27/2010

By	/s/ Starr E. Frohlich

Starr E. Frohlich, Principal Financial Officer/Treasurer

Date	5/27/2010

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